Schedule of Investments(a)
Invesco BulletShares 2021 Corporate Bond ETF (BSCL)
November 30, 2021
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-92.26%
U.S. Treasury Bills-92.26%
0.01%–0.05%, 12/02/2021(b) (Cost $1,199,013,883)	$1,199,015,000	$1,199,014,221
U.S. Dollar Denominated Bonds & Notes-4.10%
Banks-1.14%
BPCE S.A. (France), 2.75%, 12/02/2021	14,891,000	14,891,000
Diversified Telecommunication Services-0.86%
Qwest Corp., 6.75%, 12/01/2021	11,198,000	11,198,000
Health Care Providers & Services-0.68%
UnitedHealth Group, Inc., 2.88%, 12/15/2021	8,797,000	8,804,919
Oil, Gas & Consumable Fuels-0.48%
TotalEnergies Capital S.A. (France), 4.25%, 12/15/2021	6,235,000	6,243,993
	Principal Amount	Value
Pharmaceuticals-0.94%
Pfizer, Inc., 2.20%, 12/15/2021	$12,166,000	$12,174,439
Total U.S. Dollar Denominated Bonds & Notes (Cost $53,296,549)		53,312,351
	Shares
Money Market Funds-1.53%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $19,936,102)	19,936,102	19,936,102
TOTAL INVESTMENTS IN SECURITIES-97.89% (Cost $1,272,246,534)		1,272,262,674
OTHER ASSETS LESS LIABILITIES-2.11%		27,380,921
NET ASSETS-100.00%		$1,299,643,595

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$16,217,060	$746,158,381	$(742,439,339)	$-	$-	$19,936,102	$2,306

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2022 Corporate Bond ETF (BSCM)
November 30, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.85%
Aerospace & Defense-1.23%
Boeing Co. (The), 1.43%, 02/04/2024	$22,276,000	$22,279,103
General Dynamics Corp., 2.25%, 11/15/2022	7,325,000	7,420,275
		29,699,378
Air Freight & Logistics-0.51%
United Parcel Service, Inc.
2.35%, 05/16/2022	4,617,000	4,652,585
2.45%, 10/01/2022	7,418,000	7,549,949
		12,202,534
Airlines-0.31%
Delta Air Lines, Inc., 3.63%, 03/15/2022	7,393,000	7,402,581
Automobiles-4.11%
American Honda Finance Corp.
1.95%, 05/20/2022	4,056,000	4,085,722
2.20%, 06/27/2022(b)	5,942,000	6,000,540
0.40%, 10/21/2022(b)	4,722,000	4,718,393
2.60%, 11/16/2022	3,283,000	3,349,372
General Motors Financial Co., Inc.
3.45%, 01/14/2022	8,821,000	8,829,995
3.45%, 04/10/2022	9,517,000	9,569,313
3.15%, 06/30/2022	9,254,000	9,373,595
Toyota Motor Corp. (Japan), 2.16%, 07/02/2022	3,378,000	3,413,035
Toyota Motor Credit Corp.
2.60%, 01/11/2022(b)	9,570,000	9,592,870
3.30%, 01/12/2022	6,784,000	6,805,597
1.15%, 05/26/2022(b)	8,947,000	8,980,752
2.80%, 07/13/2022	3,881,000	3,940,482
0.45%, 07/22/2022(b)	5,039,000	5,036,825
2.15%, 09/08/2022(b)	6,352,000	6,436,298
0.35%, 10/14/2022	8,818,000	8,811,161
		98,943,950
Banks-22.78%
Bank of America Corp., 5.70%, 01/24/2022	8,610,000	8,675,681
Bank of Montreal (Canada)
2.35%, 09/11/2022(b)	8,436,000	8,567,877
2.55%, 11/06/2022(b)	6,693,000	6,811,804
Bank of Nova Scotia (The) (Canada)
2.70%, 03/07/2022(b)	11,106,000	11,175,667
2.45%, 09/19/2022(b)	7,257,000	7,377,854
Barclays Bank PLC (United Kingdom), 7.63%, 11/21/2022	12,550,000	13,273,943
BBVA USA, 2.88%, 06/29/2022(b)	6,300,000	6,376,422
Canadian Imperial Bank of Commerce (Canada), 2.55%, 06/16/2022(b)	7,261,000	7,347,810
CIT Group, Inc., 5.00%, 08/15/2022	8,496,000	8,730,957
Citigroup, Inc.
4.50%, 01/14/2022	17,964,000	18,051,879
2.75%, 04/25/2022	16,731,000	16,855,951
4.05%, 07/30/2022	6,108,000	6,248,576
2.70%, 10/27/2022(b)	12,723,000	12,954,655
Citizens Bank N.A., 2.65%, 05/26/2022	5,002,000	5,046,494
Cooperatieve Rabobank U.A. (Netherlands)
2.75%, 01/10/2022(b)	7,403,000	7,422,644
3.88%, 02/08/2022	22,205,000	22,348,643
3.95%, 11/09/2022	11,105,000	11,431,473
Fifth Third Bancorp
3.50%, 03/15/2022	3,382,000	3,403,040
2.60%, 06/15/2022	5,099,000	5,149,191
	Principal Amount	Value
Banks-(continued)
First Republic Bank, 2.50%, 06/06/2022	$4,003,000	$4,039,261
HSBC Holdings PLC (United Kingdom), 4.00%, 03/30/2022(b)	12,249,000	12,391,423
Huntington Bancshares, Inc., 2.30%, 01/14/2022	6,652,000	6,656,075
Huntington National Bank (The), 2.50%, 08/07/2022	4,452,000	4,509,958
JPMorgan Chase & Co.
4.50%, 01/24/2022(b)	12,530,000	12,604,401
3.25%, 09/23/2022	22,212,000	22,716,764
KeyBank N.A.
2.40%, 06/09/2022(b)	4,429,000	4,476,712
2.30%, 09/14/2022	5,450,000	5,528,588
Lloyds Banking Group PLC (United Kingdom), 3.00%, 01/11/2022	10,894,000	10,924,440
Manufacturers and Traders Trust Co., 2.50%, 05/18/2022	4,952,000	4,991,310
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.00%, 02/22/2022	7,281,000	7,324,539
2.62%, 07/18/2022	16,500,000	16,720,007
2.67%, 07/25/2022	14,518,000	14,725,341
Mizuho Financial Group, Inc. (Japan)
2.95%, 02/28/2022(b)	11,020,000	11,089,587
2.60%, 09/11/2022(b)	7,350,000	7,469,945
MUFG Union Bank N.A., 2.10%, 12/09/2022	5,050,000	5,124,757
NatWest Group PLC (United Kingdom), 6.13%, 12/15/2022	9,400,000	9,894,623
People’s United Financial, Inc., 3.65%, 12/06/2022	3,587,000	3,666,677
PNC Bank N.A.
2.63%, 02/17/2022(b)	9,150,000	9,176,664
2.45%, 07/28/2022	6,095,000	6,166,118
2.70%, 11/01/2022	6,768,000	6,893,367
PNC Financial Services Group, Inc. (The)
3.30%, 03/08/2022	6,761,000	6,794,954
2.85%, 11/09/2022(c)	3,382,000	3,455,007
Royal Bank of Canada (Canada), 2.75%, 02/01/2022(b)	9,050,000	9,086,662
Santander Holdings USA, Inc., 3.70%, 03/28/2022	5,116,000	5,153,559
Skandinaviska Enskilda Banken AB (Sweden), 2.80%, 03/11/2022	3,651,000	3,675,777
Sumitomo Mitsui Banking Corp. (Japan), 3.20%, 07/18/2022	5,385,000	5,476,530
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.85%, 01/11/2022	5,729,000	5,744,743
2.78%, 07/12/2022	14,492,000	14,699,281
2.78%, 10/18/2022	9,048,000	9,226,008
Synchrony Bank, 3.00%, 06/15/2022	5,645,000	5,708,849
Truist Bank
2.63%, 01/15/2022	7,050,000	7,063,604
2.45%, 08/01/2022(b)	7,667,000	7,759,517
Truist Financial Corp.
2.70%, 01/27/2022	6,760,000	6,771,631
2.75%, 04/01/2022	6,888,000	6,928,563
U.S. Bancorp
3.00%, 03/15/2022	7,233,000	7,273,223
2.95%, 07/15/2022(b)	9,574,000	9,705,328
Series V, 2.63%, 01/24/2022(b)	9,447,000	9,460,062
UBS AG (Switzerland), 7.63%, 08/17/2022	14,829,000	15,491,410
US Bank N.A., 1.80%, 01/21/2022	6,500,000	6,507,073
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Banks-(continued)
Wells Fargo & Co.
3.50%, 03/08/2022(b)	$13,843,000	$13,960,839
2.63%, 07/22/2022	14,497,000	14,696,691
		548,980,429
Beverages-1.66%
Diageo Investment Corp. (United Kingdom), 2.88%, 05/11/2022	7,219,000	7,293,324
Keurig Dr Pepper, Inc., 0.75%, 03/15/2024	8,513,000	8,431,565
Molson Coors Beverage Co., 3.50%, 05/01/2022(b)	3,529,000	3,567,957
PepsiCo, Inc.
2.75%, 03/05/2022	8,656,000	8,713,658
2.25%, 05/02/2022(b)	5,193,000	5,228,274
3.10%, 07/17/2022	6,649,000	6,738,003
		39,972,781
Biotechnology-3.84%
AbbVie, Inc.
2.90%, 11/06/2022	21,800,000	22,243,028
3.20%, 11/06/2022	7,058,000	7,192,222
2.30%, 11/21/2022(b)	22,383,000	22,727,760
Amgen, Inc.
2.70%, 05/01/2022	4,963,000	4,989,953
2.65%, 05/11/2022(b)	10,894,000	10,978,972
3.63%, 05/15/2022	5,195,000	5,231,086
Biogen, Inc., 3.63%, 09/15/2022	7,533,000	7,710,954
Gilead Sciences, Inc.
1.95%, 03/01/2022(b)	3,837,000	3,846,832
3.25%, 09/01/2022	7,408,000	7,519,517
		92,440,324
Capital Markets-6.10%
Ares Capital Corp., 3.63%, 01/19/2022(b)	5,331,000	5,340,607
Bank of New York Mellon Corp. (The)
2.60%, 02/07/2022	9,522,000	9,544,656
1.95%, 08/23/2022	6,760,000	6,836,930
BlackRock, Inc., 3.38%, 06/01/2022(b)	5,597,000	5,684,624
CME Group, Inc., 3.00%, 09/15/2022	5,699,000	5,816,697
Credit Suisse AG (Switzerland), 2.80%, 04/08/2022	10,850,000	10,940,995
Deutsche Bank AG (Germany), 3.30%, 11/16/2022	8,000,000	8,193,255
E*TRADE Financial Corp., 2.95%, 08/24/2022	4,617,000	4,691,858
Goldman Sachs Group, Inc. (The), 5.75%, 01/24/2022	33,319,000	33,576,876
Moody’s Corp., 4.50%, 09/01/2022	3,683,000	3,755,825
Morgan Stanley
2.75%, 05/19/2022	23,578,000	23,826,910
4.88%, 11/01/2022	14,525,000	15,073,812
Nasdaq, Inc., 0.45%, 12/21/2022	4,598,000	4,588,596
Northern Trust Corp., 2.38%, 08/02/2022	3,386,000	3,432,236
TD Ameritrade Holding Corp., 2.95%, 04/01/2022	5,696,000	5,719,951
		147,023,828
Chemicals-0.89%
Celanese US Holdings LLC, 4.63%, 11/15/2022	3,796,000	3,932,139
Eastman Chemical Co., 3.60%, 08/15/2022	5,697,000	5,772,402
Linde, Inc., 2.20%, 08/15/2022(b)	3,705,000	3,734,368
	Principal Amount	Value
Chemicals-(continued)
Mosaic Co. (The), 3.25%, 11/15/2022	$4,074,000	$4,165,331
Syngenta Finance N.V. (Switzerland), 3.13%, 03/28/2022(b)	3,897,000	3,924,424
		21,528,664
Commercial Services & Supplies-0.36%
Cintas Corp. No. 2, 2.90%, 04/01/2022(b)	4,998,000	5,025,600
Waste Management, Inc., 2.90%, 09/15/2022(b)	3,678,000	3,723,537
		8,749,137
Communications Equipment-0.63%
Cisco Systems, Inc., 3.00%, 06/15/2022(b)	3,965,000	4,026,959
Nokia OYJ (Finland), 3.38%, 06/12/2022	3,640,000	3,693,144
Telefonaktiebolaget LM Ericsson (Sweden), 4.13%, 05/15/2022(b)	7,355,000	7,463,376
		15,183,479
Consumer Finance-2.41%
Ally Financial, Inc., 4.13%, 02/13/2022	4,567,000	4,598,916
American Express Co.
2.50%, 08/01/2022(b)	13,569,000	13,738,674
2.65%, 12/02/2022	9,436,000	9,640,646
American Express Credit Corp., 2.70%, 03/03/2022	12,857,000	12,906,348
Capital One Financial Corp., 3.05%, 03/09/2022	6,785,000	6,818,754
Capital One N.A.
2.65%, 08/08/2022	3,000,000	3,038,974
2.15%, 09/06/2022(b)	3,699,000	3,740,320
Discover Financial Services, 3.85%, 11/21/2022	3,573,000	3,681,243
		58,163,875
Diversified Consumer Services-0.15%
Block Financial LLC, 5.50%, 11/01/2022	3,616,000	3,683,262
Diversified Financial Services-0.90%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.95%, 02/01/2022	2,890,000	2,897,652
3.50%, 05/26/2022	663,000	670,759
4.63%, 07/01/2022	4,051,000	4,142,914
Berkshire Hathaway, Inc., 3.40%, 01/31/2022	4,414,000	4,436,375
National Rural Utilities Cooperative Finance Corp., 1.75%, 01/21/2022	3,843,000	3,850,513
ORIX Corp. (Japan), 2.90%, 07/18/2022	5,571,000	5,649,036
		21,647,249
Diversified Telecommunication Services-1.64%
AT&T, Inc.
3.00%, 06/30/2022(b)	14,542,000	14,688,256
2.63%, 12/01/2022	8,242,000	8,368,937
0.90%, 03/25/2024	16,662,000	16,567,578
		39,624,771
Electric Utilities-2.86%
Alabama Power Co., Series 17-A, 2.45%, 03/30/2022	4,046,000	4,065,283
Duke Energy Corp.
2.40%, 08/15/2022	3,963,000	4,009,506
3.05%, 08/15/2022(b)	3,845,000	3,888,025

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
Duke Energy Progress LLC, 2.80%, 05/15/2022	$3,649,000	$3,668,213
Entergy Corp., 4.00%, 07/15/2022	5,082,000	5,159,125
Eversource Energy, Series K, 2.75%, 03/15/2022(b)	5,535,000	5,561,390
Exelon Corp., 3.50%, 06/01/2022	8,516,000	8,604,470
Exelon Generation Co. LLC
3.40%, 03/15/2022	3,646,000	3,661,684
4.25%, 06/15/2022	4,009,000	4,050,720
ITC Holdings Corp., 2.70%, 11/15/2022(b)	3,891,000	3,960,035
Oncor Electric Delivery Co. LLC, 7.00%, 09/01/2022	3,544,000	3,716,764
Pacific Gas and Electric Co., 1.75%, 06/16/2022	18,674,000	18,664,772
		69,009,987
Electrical Equipment-0.89%
ABB Finance USA, Inc. (Switzerland), 2.88%, 05/08/2022	9,156,000	9,250,100
Eaton Corp., 2.75%, 11/02/2022	11,877,000	12,109,471
		21,359,571
Electronic Equipment, Instruments & Components-0.34%
CDW LLC/CDW Finance Corp., 4.13%, 05/01/2025	4,374,000	4,480,901
Jabil, Inc., 4.70%, 09/15/2022	3,640,000	3,749,156
		8,230,057
Energy Equipment & Services-0.39%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 2.77%, 12/15/2022	9,250,000	9,444,321
Entertainment-0.62%
TWDC Enterprises 18 Corp.
2.45%, 03/04/2022	3,703,000	3,723,090
2.35%, 12/01/2022	7,387,000	7,517,548
Walt Disney Co. (The), 1.65%, 09/01/2022	3,777,000	3,811,297
		15,051,935
Equity REITs-1.24%
American Tower Corp., 2.25%, 01/15/2022	4,465,000	4,473,178
Kimco Realty Corp., 3.40%, 11/01/2022	3,704,000	3,776,806
MPT Operating Partnership L.P./MPT Finance Corp.
5.25%, 08/01/2026	3,000,000	3,085,875
5.00%, 10/15/2027	10,413,000	10,900,797
Public Storage, 2.37%, 09/15/2022	3,800,000	3,852,516
SL Green Operating Partnership L.P., 3.25%, 10/15/2022	3,829,000	3,885,193
		29,974,365
Food & Staples Retailing-1.12%
Costco Wholesale Corp., 2.30%, 05/18/2022(b)	5,912,000	5,963,524
Kroger Co. (The), 3.40%, 04/15/2022	3,460,000	3,472,480
Walgreen Co., 3.10%, 09/15/2022	8,109,000	8,270,830
Walmart, Inc., 2.35%, 12/15/2022	9,222,000	9,392,715
		27,099,549
Food Products-1.48%
General Mills, Inc., 2.60%, 10/12/2022	3,530,000	3,590,097
Hormel Foods Corp., 0.65%, 06/03/2024(b)	7,030,000	6,978,647
Kraft Heinz Foods Co. (The), 3.50%, 06/06/2022(b)	3,288,000	3,332,727
	Principal Amount	Value
Food Products-(continued)
McCormick & Co., Inc., 2.70%, 08/15/2022	$6,196,000	$6,277,080
Mondelez International, Inc., 0.63%, 07/01/2022(b)	7,926,000	7,934,660
Tyson Foods, Inc., 4.50%, 06/15/2022	7,356,000	7,437,168
		35,550,379
Health Care Equipment & Supplies-0.71%
Abbott Laboratories, 2.55%, 03/15/2022(b)	5,491,000	5,526,274
DH Europe Finance II S.a.r.l., 2.05%, 11/15/2022	5,543,000	5,620,873
Zimmer Biomet Holdings, Inc., 3.15%, 04/01/2022	5,857,000	5,878,258
		17,025,405
Health Care Providers & Services-4.65%
Aetna, Inc., 2.75%, 11/15/2022	7,593,000	7,708,968
Anthem, Inc.
3.13%, 05/15/2022(b)	6,860,000	6,942,724
2.95%, 12/01/2022(b)	5,496,000	5,618,957
Centene Corp., 4.25%, 12/15/2027(b)	18,415,000	19,127,752
Cigna Corp., 0.61%, 03/15/2024(b)	3,700,000	3,658,438
CommonSpirit Health, 2.95%, 11/01/2022	3,462,000	3,530,217
CVS Health Corp.
3.50%, 07/20/2022	10,983,000	11,136,494
2.75%, 12/01/2022	9,059,000	9,197,938
Humana, Inc.
3.15%, 12/01/2022	4,418,000	4,504,906
0.65%, 08/03/2023(b)	11,100,000	11,049,861
UnitedHealth Group, Inc.
2.88%, 03/15/2022	8,115,000	8,131,887
3.35%, 07/15/2022	7,330,000	7,459,445
2.38%, 10/15/2022	6,623,000	6,733,325
0.55%, 05/15/2024	7,400,000	7,334,166
		112,135,078
Hotels, Restaurants & Leisure-0.99%
Hyatt Hotels Corp., 1.80%, 10/01/2024	5,500,000	5,506,789
McDonald’s Corp., 2.63%, 01/15/2022(b)	10,596,000	10,622,503
Starbucks Corp.
1.30%, 05/07/2022	4,383,000	4,399,084
2.70%, 06/15/2022	3,386,000	3,413,967
		23,942,343
Household Durables-0.36%
Lennar Corp., 4.75%, 11/15/2022	4,175,000	4,294,092
NVR, Inc., 3.95%, 09/15/2022	4,357,000	4,434,373
		8,728,465
Household Products-0.86%
Clorox Co. (The), 3.05%, 09/15/2022	4,155,000	4,209,518
Procter & Gamble Co. (The)
2.30%, 02/06/2022(b)	7,218,000	7,242,313
2.15%, 08/11/2022	9,252,000	9,369,368
		20,821,199
Industrial Conglomerates-0.95%
3M Co., 2.00%, 06/26/2022(b)	4,285,000	4,326,133
General Electric Co.
3.15%, 09/07/2022(b)	4,488,000	4,576,271
2.70%, 10/09/2022(b)	6,595,000	6,715,540

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Industrial Conglomerates-(continued)
Honeywell International, Inc., 0.48%, 08/19/2022(b)	$3,542,000	$3,542,958
Roper Technologies, Inc., 3.13%, 11/15/2022(b)	3,660,000	3,724,105
		22,885,007
Insurance-0.87%
Aon Corp., 2.20%, 11/15/2022	3,960,000	4,020,938
Berkshire Hathaway Finance Corp., 3.00%, 05/15/2022(b)	5,705,000	5,772,507
Chubb INA Holdings, Inc., 2.88%, 11/03/2022	7,425,000	7,557,996
Marsh & McLennan Cos., Inc., 2.75%, 01/30/2022	3,679,000	3,685,955
		21,037,396
Internet & Direct Marketing Retail-0.89%
Amazon.com, Inc., 2.50%, 11/29/2022	9,218,000	9,363,818
eBay, Inc.
3.80%, 03/09/2022	5,127,000	5,160,251
2.60%, 07/15/2022	6,757,000	6,811,659
		21,335,728
IT Services-2.66%
Fiserv, Inc., 3.50%, 10/01/2022	5,156,000	5,243,179
International Business Machines Corp.
2.50%, 01/27/2022	7,949,000	7,975,741
1.88%, 08/01/2022	7,500,000	7,571,791
2.88%, 11/09/2022	6,850,000	7,002,906
PayPal Holdings, Inc., 2.20%, 09/26/2022(b)	7,361,000	7,469,919
VeriSign, Inc., 4.75%, 07/15/2027	4,209,000	4,385,967
Visa, Inc.
2.15%, 09/15/2022	7,380,000	7,474,262
2.80%, 12/14/2022	16,602,000	16,948,942
		64,072,707
Life Sciences Tools & Services-0.24%
PerkinElmer, Inc., 0.85%, 09/15/2024	5,920,000	5,830,692
Machinery-2.33%
Caterpillar Financial Services Corp.
0.95%, 05/13/2022	9,055,000	9,082,164
2.85%, 06/01/2022(b)	3,532,000	3,575,569
2.40%, 06/06/2022(b)	4,136,000	4,176,549
1.90%, 09/06/2022	5,194,000	5,253,196
1.95%, 11/18/2022(b)	5,520,000	5,603,828
2.55%, 11/29/2022	4,158,000	4,247,102
CNH Industrial Capital LLC, 4.38%, 04/05/2022	3,663,000	3,707,432
Deere & Co., 2.60%, 06/08/2022	7,418,000	7,464,107
John Deere Capital Corp.
2.65%, 01/06/2022	4,783,000	4,794,080
2.75%, 03/15/2022	3,642,000	3,668,434
2.15%, 09/08/2022	4,456,000	4,517,974
		56,090,435
Media-1.30%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.46%, 07/23/2022	22,164,000	22,557,704
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/2022	7,993,000	8,679,897
		31,237,601
	Principal Amount	Value
Metals & Mining-0.34%
Newmont Corp., 3.50%, 03/15/2022	$3,625,000	$3,628,913
Nucor Corp., 4.13%, 09/15/2022	4,457,000	4,546,769
		8,175,682
Multiline Retail-0.30%
Target Corp., 2.90%, 01/15/2022	7,124,000	7,145,844
Multi-Utilities-1.01%
Black Hills Corp., 1.04%, 08/23/2024(b)	1,937,000	1,921,124
CenterPoint Energy, Inc., 2.50%, 09/01/2022(b)	3,645,000	3,694,138
DTE Energy Co.
2.25%, 11/01/2022	3,648,000	3,701,662
Series H, 0.55%, 11/01/2022(b)	5,520,000	5,512,781
Public Service Enterprise Group, Inc., 2.65%, 11/15/2022	5,822,000	5,925,092
Sempra Energy, 2.88%, 10/01/2022	3,460,000	3,510,208
		24,265,005
Oil, Gas & Consumable Fuels-6.53%
BP Capital Markets PLC (United Kingdom), 2.50%, 11/06/2022	7,402,000	7,539,489
Chevron Corp.
2.41%, 03/03/2022(b)	6,725,000	6,737,429
2.50%, 03/03/2022	4,846,000	4,864,492
2.36%, 12/05/2022(b)	14,522,000	14,715,169
Enbridge, Inc. (Canada), 2.90%, 07/15/2022	5,359,991	5,429,842
Energy Transfer L.P./Regency Energy Finance Corp.
5.88%, 03/01/2022	6,259,000	6,259,000
5.00%, 10/01/2022	7,360,000	7,537,555
Enterprise Products Operating LLC, 4.05%, 02/15/2022	4,584,000	4,616,068
Exxon Mobil Corp.
2.40%, 03/06/2022	8,261,000	8,279,143
1.90%, 08/16/2022	5,730,000	5,791,210
Kinder Morgan Energy Partners L.P., 3.95%, 09/01/2022	7,386,000	7,509,424
ONEOK Partners L.P., 3.38%, 10/01/2022	6,438,000	6,534,479
Phillips 66, 4.30%, 04/01/2022	17,634,000	17,847,307
Pioneer Natural Resources Co., 0.75%, 01/15/2024	5,491,000	5,455,692
Plains All American Pipeline L.P./PAA Finance Corp., 3.65%, 06/01/2022	5,315,000	5,352,316
Sabine Pass Liquefaction LLC, 6.25%, 03/15/2022	4,768,000	4,777,559
Shell International Finance B.V. (Netherlands), 2.38%, 08/21/2022	7,092,000	7,196,935
TotalEnergies Capital International S.A. (France), 2.88%, 02/17/2022	7,808,000	7,848,884
TransCanada PipeLines Ltd. (Canada), 2.50%, 08/01/2022	7,961,000	8,061,445
Williams Cos., Inc. (The)
3.60%, 03/15/2022	9,460,000	9,494,539
3.35%, 08/15/2022	5,494,000	5,558,817
		157,406,794
Personal Products-0.57%
Unilever Capital Corp. (United Kingdom)
3.00%, 03/07/2022(b)	3,580,000	3,606,135
2.20%, 05/05/2022	6,370,000	6,410,324
0.63%, 08/12/2024	3,700,000	3,672,130
		13,688,589

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Pharmaceuticals-3.47%
AstraZeneca PLC (United Kingdom), 2.38%, 06/12/2022	$7,908,000	$7,978,196
Bristol-Myers Squibb Co.
2.00%, 08/01/2022	6,908,000	6,982,085
3.25%, 08/15/2022	6,035,000	6,161,574
Eli Lilly and Co., 2.35%, 05/15/2022	5,489,000	5,538,689
GlaxoSmithKline Capital PLC (United Kingdom), 2.85%, 05/08/2022	14,639,000	14,797,251
Johnson & Johnson, 2.25%, 03/03/2022	7,227,000	7,250,972
Merck & Co., Inc.
2.35%, 02/10/2022	9,249,000	9,286,320
2.40%, 09/15/2022(b)	7,225,000	7,299,666
Novartis Capital Corp. (Switzerland)
2.40%, 05/17/2022(b)	7,223,000	7,282,772
2.40%, 09/21/2022	10,981,000	11,158,633
		83,736,158
Professional Services-0.17%
Equifax, Inc., 3.30%, 12/15/2022	3,961,000	4,052,403
Road & Rail-0.79%
Burlington Northern Santa Fe LLC
3.05%, 03/15/2022	4,605,000	4,609,305
3.05%, 09/01/2022(b)	4,450,000	4,513,372
Norfolk Southern Corp., 3.00%, 04/01/2022	4,159,000	4,167,021
Union Pacific Corp., 4.16%, 07/15/2022	5,614,000	5,686,950
		18,976,648
Semiconductors & Semiconductor Equipment-1.65%
Intel Corp.
2.35%, 05/11/2022(b)	5,554,000	5,594,824
3.10%, 07/29/2022(b)	7,592,000	7,726,508
2.70%, 12/15/2022(b)	11,087,000	11,339,312
QUALCOMM, Inc., 3.00%, 05/20/2022(b)	11,333,000	11,477,197
Texas Instruments, Inc., 1.85%, 05/15/2022	3,726,000	3,748,607
		39,886,448
Software-4.25%
Microsoft Corp.
2.40%, 02/06/2022	12,868,000	12,895,021
2.38%, 02/12/2022(b)	11,081,000	11,105,958
2.65%, 11/03/2022	7,592,000	7,728,501
2.13%, 11/15/2022(b)	5,492,000	5,587,603
Oracle Corp.
2.50%, 05/15/2022(b)	18,510,000	18,621,540
2.50%, 10/15/2022	18,453,000	18,765,142
salesforce.com, inc., 0.63%, 07/15/2024	7,400,000	7,343,970
VMware, Inc.
2.95%, 08/21/2022	11,034,000	11,191,009
1.00%, 08/15/2024(b)	9,250,000	9,192,607
		102,431,351
Specialty Retail-0.77%
AutoZone, Inc., 3.70%, 04/15/2022(b)	3,393,000	3,406,402
Home Depot, Inc. (The), 2.63%, 06/01/2022(b)	9,451,000	9,537,224
Lowe’s Cos., Inc., 3.12%, 04/15/2022(b)	5,637,000	5,655,769
		18,599,395
	Principal Amount	Value
Technology Hardware, Storage & Peripherals-2.73%
Apple, Inc.
2.15%, 02/09/2022	$9,155,000	$9,187,045
2.50%, 02/09/2022	11,087,000	11,112,541
2.30%, 05/11/2022	7,352,000	7,401,738
2.70%, 05/13/2022	9,206,000	9,305,289
1.70%, 09/11/2022(b)	7,354,000	7,428,415
2.10%, 09/12/2022(b)	7,361,000	7,448,887
Hewlett Packard Enterprise Co., 4.40%, 10/15/2022(b)	9,917,000	10,179,462
HP, Inc., 4.05%, 09/15/2022(b)	3,640,000	3,741,210
		65,804,587
Textiles, Apparel & Luxury Goods-0.46%
Ralph Lauren Corp., 1.70%, 06/15/2022	3,586,000	3,611,607
VF Corp., 2.05%, 04/23/2022(b)	7,430,000	7,475,891
		11,087,498
Tobacco-1.37%
Altria Group, Inc., 2.85%, 08/09/2022	12,540,000	12,735,027
Philip Morris International, Inc.
2.63%, 02/18/2022	3,523,000	3,533,333
2.38%, 08/17/2022(b)	5,528,000	5,596,480
2.50%, 08/22/2022	5,570,000	5,657,813
2.50%, 11/02/2022(b)	5,488,000	5,576,541
		33,099,194
Trading Companies & Distributors-0.84%
Air Lease Corp.
3.75%, 02/01/2022	4,253,000	4,253,000
2.63%, 07/01/2022	4,432,000	4,474,622
International Lease Finance Corp., 5.88%, 08/15/2022	5,489,000	5,686,199
United Rentals North America, Inc., 3.88%, 11/15/2027	5,520,000	5,733,762
		20,147,583
Wireless Telecommunication Services-0.33%
T-Mobile USA, Inc., 5.38%, 04/15/2027(b)	3,731,000	3,871,006
Vodafone Group PLC (United Kingdom), 2.50%, 09/26/2022	4,020,000	4,076,819
		7,947,825
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,370,044,836)		2,382,559,466
	Shares
Money Market Funds-0.44%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $10,703,006)	10,703,006	10,703,006
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.29% (Cost $2,380,747,842)		2,393,262,472
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.71%
Invesco Private Government Fund, 0.02%(d)(e)(f)	19,596,923	19,596,923

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(d)(e)(f)	45,712,440	$45,726,153
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $65,326,886)		65,323,076
TOTAL INVESTMENTS IN SECURITIES-102.00% (Cost $2,446,074,728)		2,458,585,548
OTHER ASSETS LESS LIABILITIES-(2.00)%		(48,206,991)
NET ASSETS-100.00%		$2,410,378,557

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2021.
(c)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$16,446,920	$89,508,685	$(95,252,599)	$-	$-	$10,703,006	$1,454
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,174,801	15,821,964	(16,399,842)	-	-	19,596,923	971*
Invesco Private Prime Fund	47,074,537	34,269,958	(35,613,789)	(3,810)	(743)	45,726,153	11,859*
Total	$83,696,258	$139,600,607	$(147,266,230)	$(3,810)	$(743)	$76,026,082	$14,284

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2023 Corporate Bond ETF (BSCN)
November 30, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.67%
Aerospace & Defense-3.82%
Boeing Co. (The)
1.17%, 02/04/2023	$8,294,000	$8,297,916
4.51%, 05/01/2023	18,723,000	19,560,107
2.20%, 02/04/2026	33,524,000	33,481,017
General Dynamics Corp.
3.38%, 05/15/2023	4,684,000	4,867,084
1.88%, 08/15/2023(b)	3,001,000	3,064,283
Lockheed Martin Corp., 3.10%, 01/15/2023	2,980,000	3,053,169
Northrop Grumman Corp., 3.25%, 08/01/2023	6,402,000	6,664,290
Precision Castparts Corp., 2.50%, 01/15/2023	6,243,000	6,350,499
		85,338,365
Air Freight & Logistics-0.28%
United Parcel Service, Inc., 2.50%, 04/01/2023	6,104,000	6,245,197
Airlines-0.50%
Delta Air Lines, Inc., 3.80%, 04/19/2023(b)	3,100,000	3,160,984
Southwest Airlines Co., 4.75%, 05/04/2023	7,647,000	8,032,696
		11,193,680
Automobiles-5.86%
American Honda Finance Corp.
2.05%, 01/10/2023(b)	5,235,000	5,326,256
1.95%, 05/10/2023	5,024,000	5,119,689
0.88%, 07/07/2023	7,384,000	7,405,555
3.45%, 07/14/2023	2,952,000	3,085,359
0.65%, 09/08/2023	4,701,000	4,701,961
General Motors Co.
4.88%, 10/02/2023	9,137,000	9,723,728
5.40%, 10/02/2023(b)	6,088,000	6,564,068
General Motors Financial Co., Inc.
3.25%, 01/05/2023(b)	5,184,000	5,311,543
3.70%, 05/09/2023	7,292,000	7,548,336
4.25%, 05/15/2023	4,580,000	4,796,138
4.15%, 06/19/2023	6,098,000	6,373,797
1.70%, 08/18/2023	7,582,000	7,664,642
Stellantis N.V., 5.25%, 04/15/2023(b)	9,090,000	9,627,128
Toyota Motor Corp. (Japan), 3.42%, 07/20/2023	4,531,000	4,739,998
Toyota Motor Credit Corp.
2.63%, 01/10/2023	4,230,000	4,326,440
2.70%, 01/11/2023(b)	3,644,000	3,727,770
2.90%, 03/30/2023	10,636,000	10,965,297
0.40%, 04/06/2023	6,107,000	6,096,093
0.50%, 08/14/2023(b)	8,533,000	8,512,488
1.35%, 08/25/2023(b)	6,091,000	6,161,090
2.25%, 10/18/2023	3,044,000	3,131,114
		130,908,490
Banks-17.29%
Banco Santander S.A. (Spain), 3.85%, 04/12/2023	7,500,000	7,791,292
Bank of America Corp.
3.30%, 01/11/2023(b)	25,373,000	26,144,121
4.10%, 07/24/2023	12,086,000	12,773,776
Bank of Montreal (Canada), 0.45%, 12/08/2023	5,488,000	5,450,097
Bank of Nova Scotia (The) (Canada), 0.40%, 09/15/2023	6,500,000	6,457,727
	Principal Amount	Value
Banks-(continued)
Canadian Imperial Bank of Commerce (Canada), 3.50%, 09/13/2023(b)	$6,100,000	$6,410,551
CIT Group, Inc., 5.00%, 08/01/2023	4,464,000	4,715,569
Citigroup, Inc.
3.50%, 05/15/2023	7,624,000	7,904,616
3.88%, 10/25/2023	5,806,000	6,154,019
Citizens Bank N.A., 3.70%, 03/29/2023	3,004,000	3,115,472
Comerica, Inc., 3.70%, 07/31/2023	5,064,000	5,289,919
Cooperatieve Rabobank U.A. (Netherlands)
2.75%, 01/10/2023	6,650,000	6,806,717
4.63%, 12/01/2023	10,550,000	11,298,880
Fifth Third Bancorp, 1.63%, 05/05/2023	3,061,000	3,098,829
Fifth Third Bank N.A., 1.80%, 01/30/2023	4,335,000	4,389,422
HSBC Holdings PLC (United Kingdom), 3.60%, 05/25/2023	12,090,000	12,593,005
Huntington National Bank (The)
1.80%, 02/03/2023	3,002,000	3,041,543
3.55%, 10/06/2023	4,350,000	4,557,638
JPMorgan Chase & Co.
2.97%, 01/15/2023	9,113,000	9,136,826
3.20%, 01/25/2023	16,716,000	17,224,411
3.38%, 05/01/2023	12,187,000	12,631,238
2.70%, 05/18/2023(b)	12,155,000	12,466,923
KeyBank N.A.
3.38%, 03/07/2023	3,060,000	3,166,710
1.25%, 03/10/2023	4,240,000	4,274,190
M&T Bank Corp., 3.55%, 07/26/2023	3,035,000	3,159,498
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.46%, 03/02/2023	9,112,000	9,424,478
3.76%, 07/26/2023	13,110,000	13,753,937
2.53%, 09/13/2023	3,002,000	3,095,378
Mizuho Financial Group, Inc. (Japan), 3.55%, 03/05/2023	5,270,000	5,459,074
NatWest Group PLC (United Kingdom)
3.88%, 09/12/2023	16,112,000	16,857,008
6.00%, 12/19/2023(b)	10,194,000	11,126,765
PNC Bank N.A.
2.95%, 01/30/2023	4,650,000	4,766,224
3.50%, 06/08/2023(b)	4,500,000	4,688,203
3.80%, 07/25/2023	4,450,000	4,655,781
Royal Bank of Canada (Canada), 0.50%, 10/26/2023(b)	7,624,000	7,580,005
Santander Holdings USA, Inc., 3.40%, 01/18/2023	5,955,000	6,107,015
Sumitomo Mitsui Banking Corp. (Japan)
3.00%, 01/18/2023	3,036,000	3,113,567
3.95%, 07/19/2023	4,250,000	4,473,988
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.10%, 01/17/2023	9,116,000	9,368,240
3.75%, 07/19/2023	4,463,000	4,671,274
Toronto-Dominion Bank (The) (Canada), 3.50%, 07/19/2023(b)	9,725,000	10,186,581
Truist Bank
3.00%, 02/02/2023	2,975,000	3,050,705
1.25%, 03/09/2023	7,610,000	7,663,861
2.75%, 05/01/2023	3,631,000	3,734,606
U.S. Bank N.A.
1.95%, 01/09/2023(b)	4,820,000	4,889,501
2.85%, 01/23/2023(b)	4,600,000	4,705,060
3.40%, 07/24/2023	7,500,000	7,804,645
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Banks-(continued)
Wells Fargo & Co.
3.07%, 01/24/2023(b)	$12,973,000	$13,018,401
4.13%, 08/15/2023(b)	9,114,000	9,600,442
Series M, 3.45%, 02/13/2023	12,151,000	12,536,203
		386,383,931
Beverages-1.97%
Constellation Brands, Inc.
3.20%, 02/15/2023	3,655,000	3,750,314
4.25%, 05/01/2023	6,442,000	6,748,820
Diageo Capital PLC (United Kingdom)
2.63%, 04/29/2023	8,300,000	8,487,895
3.50%, 09/18/2023	3,103,000	3,247,622
Keurig Dr Pepper, Inc., 3.13%, 12/15/2023(b)	3,093,000	3,226,511
PepsiCo, Inc.
2.75%, 03/01/2023	7,596,000	7,810,208
0.75%, 05/01/2023(b)	6,202,000	6,228,836
0.40%, 10/07/2023	4,564,000	4,547,774
		44,047,980
Biotechnology-1.42%
AbbVie, Inc., 2.85%, 05/14/2023	6,201,000	6,361,161
Amgen, Inc., 2.25%, 08/19/2023(b)	4,699,000	4,803,866
Gilead Sciences, Inc., 2.50%, 09/01/2023	4,604,000	4,732,749
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/2023	15,298,000	15,798,453
		31,696,229
Capital Markets-7.51%
Ameriprise Financial, Inc., 4.00%, 10/15/2023	5,086,000	5,392,090
Ares Capital Corp., 3.50%, 02/10/2023(b)	4,566,000	4,684,167
Bank of New York Mellon Corp. (The)
1.85%, 01/27/2023(b)	4,468,000	4,533,056
2.95%, 01/29/2023(b)	5,953,000	6,106,851
3.50%, 04/28/2023	4,471,000	4,644,261
3.45%, 08/11/2023	4,465,000	4,676,299
2.20%, 08/16/2023(b)	7,598,000	7,783,470
0.35%, 12/07/2023	4,570,000	4,541,157
Charles Schwab Corp. (The), 2.65%, 01/25/2023	5,005,000	5,117,420
Credit Suisse AG (Switzerland)
1.00%, 05/05/2023	12,060,000	12,105,902
0.52%, 08/09/2023	8,490,000	8,455,151
Goldman Sachs Group, Inc. (The)
3.63%, 01/22/2023(b)	13,720,000	14,175,553
0.48%, 01/27/2023	13,590,000	13,552,606
3.20%, 02/23/2023(b)	10,640,000	10,936,931
0.52%, 03/08/2023	4,172,000	4,161,220
Morgan Stanley
3.13%, 01/23/2023	15,242,000	15,668,822
3.75%, 02/25/2023(b)	15,100,000	15,672,016
4.10%, 05/22/2023	12,194,000	12,755,515
State Street Corp.
3.10%, 05/15/2023(b)	6,255,000	6,480,229
3.70%, 11/20/2023(b)	6,091,000	6,448,075
		167,890,791
Chemicals-0.87%
CF Industries, Inc., 3.45%, 06/01/2023	3,050,000	3,162,789
Linde, Inc., 2.70%, 02/21/2023(b)	3,021,000	3,089,410
	Principal Amount	Value
Chemicals-(continued)
LYB International Finance B.V., 4.00%, 07/15/2023	$4,174,000	$4,384,335
Mosaic Co. (The), 4.25%, 11/15/2023	5,488,000	5,788,175
Nutrien Ltd. (Canada), 1.90%, 05/13/2023(b)	3,086,000	3,131,155
		19,555,864
Commercial Services & Supplies-0.14%
Waste Management, Inc., 2.40%, 05/15/2023	2,981,000	3,043,441
Communications Equipment-0.38%
Cisco Systems, Inc.
2.60%, 02/28/2023	3,200,000	3,283,053
2.20%, 09/20/2023	5,003,000	5,147,475
		8,430,528
Construction Materials-0.19%
Martin Marietta Materials, Inc., 0.65%, 07/15/2023(b)	4,170,000	4,164,067
Consumer Finance-2.50%
Ally Financial, Inc.
3.05%, 06/05/2023	4,871,000	5,004,808
1.45%, 10/02/2023	7,292,000	7,330,405
American Express Co., 3.40%, 02/27/2023(b)	9,726,000	10,046,251
Capital One Bank USA N.A., 3.38%, 02/15/2023(b)	8,750,000	9,010,911
Capital One Financial Corp.
3.20%, 01/30/2023(b)	7,601,000	7,811,489
2.60%, 05/11/2023	6,098,000	6,253,894
3.50%, 06/15/2023	5,114,000	5,318,419
Discover Bank, 3.35%, 02/06/2023	4,900,000	5,035,752
		55,811,929
Diversified Financial Services-1.55%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.30%, 01/23/2023	4,452,000	4,560,835
4.13%, 07/03/2023	4,151,000	4,332,421
4.50%, 09/15/2023	7,853,000	8,280,051
1.15%, 10/29/2023	2,000,000	1,995,976
Berkshire Hathaway, Inc.
3.00%, 02/11/2023(b)	3,018,000	3,103,799
2.75%, 03/15/2023	12,159,000	12,457,351
		34,730,433
Diversified Telecommunication Services-0.82%
AT&T, Inc., 1.70%, 03/25/2026	18,292,000	18,278,799
Electric Utilities-3.19%
Duke Energy Carolinas LLC
2.50%, 03/15/2023(b)	3,043,000	3,107,640
3.05%, 03/15/2023	3,633,000	3,733,608
Florida Power & Light Co., 2.75%, 06/01/2023	3,042,000	3,108,424
Georgia Power Co., Series A, 2.10%, 07/30/2023(b)	4,264,000	4,348,832
NextEra Energy Capital Holdings, Inc.
2.80%, 01/15/2023	3,048,000	3,112,557
0.65%, 03/01/2023	12,196,000	12,188,241
OGE Energy Corp., 0.70%, 05/26/2023	3,050,000	3,036,399
Oklahoma Gas and Electric Co., 0.55%, 05/26/2023(b)	3,080,000	3,064,566

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
Pacific Gas and Electric Co.
1.37%, 03/10/2023	$9,146,000	$9,100,834
4.25%, 08/01/2023	3,030,000	3,139,267
1.70%, 11/15/2023	4,400,000	4,398,137
Southern California Edison Co., Series C, 3.50%, 10/01/2023	3,648,000	3,806,694
Southern Co. (The), 2.95%, 07/01/2023	7,617,000	7,824,179
Virginia Electric & Power Co., Series C, 2.75%, 03/15/2023	4,258,000	4,345,572
Xcel Energy, Inc., 0.50%, 10/15/2023	3,082,000	3,060,020
		71,374,970
Electrical Equipment-0.30%
Emerson Electric Co., 2.63%, 02/15/2023(b)	2,958,000	3,021,245
Rockwell Automation, Inc., 0.35%, 08/15/2023(b)	3,655,000	3,639,560
		6,660,805
Energy Equipment & Services-0.60%
Halliburton Co., 3.50%, 08/01/2023	3,642,000	3,770,881
Schlumberger Investment S.A., 3.65%, 12/01/2023	9,143,000	9,576,636
		13,347,517
Entertainment-0.20%
RELX Capital, Inc. (United Kingdom), 3.50%, 03/16/2023	4,299,000	4,440,606
Equity REITs-1.79%
American Tower Corp.
3.50%, 01/31/2023	6,104,000	6,286,025
3.00%, 06/15/2023	4,236,000	4,367,482
Boston Properties L.P., 3.13%, 09/01/2023	3,103,000	3,208,570
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/2023	6,255,000	6,494,586
Crown Castle International Corp., 3.15%, 07/15/2023	4,528,000	4,685,369
ERP Operating L.P., 3.00%, 04/15/2023	3,104,000	3,187,752
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 11/01/2023	3,005,000	3,199,919
Realty Income Corp., 4.65%, 08/01/2023	4,604,000	4,864,748
Simon Property Group L.P., 2.75%, 06/01/2023	3,704,000	3,797,535
		40,091,986
Food & Staples Retailing-1.42%
Kroger Co. (The), 3.85%, 08/01/2023	3,698,000	3,862,824
Walmart, Inc.
2.55%, 04/11/2023	10,641,000	10,878,583
3.40%, 06/26/2023(b)	16,278,000	16,982,409
		31,723,816
Food Products-1.03%
Campbell Soup Co., 3.65%, 03/15/2023(b)	3,509,000	3,630,545
Conagra Brands, Inc.
3.20%, 01/25/2023(b)	3,868,000	3,953,993
0.50%, 08/11/2023	3,200,000	3,181,288
General Mills, Inc., 3.70%, 10/17/2023(b)	5,177,000	5,433,825
Hershey Co. (The), 3.38%, 05/15/2023	3,100,000	3,220,719
Kellogg Co., 2.65%, 12/01/2023	3,504,000	3,627,234
		23,047,604
	Principal Amount	Value
Gas Utilities-0.90%
Atmos Energy Corp., 0.63%, 03/09/2023	$6,680,000	$6,670,873
CenterPoint Energy Resources Corp., 0.70%, 03/02/2023	4,263,000	4,252,922
National Fuel Gas Co., 3.75%, 03/01/2023(b)	3,037,000	3,119,352
ONE Gas, Inc., 0.85%, 03/11/2023	6,078,000	6,072,447
		20,115,594
Health Care Equipment & Supplies-0.31%
Abbott Laboratories, 3.40%, 11/30/2023	6,501,000	6,832,567
Health Care Providers & Services-4.06%
Aetna, Inc., 2.80%, 06/15/2023	7,924,000	8,135,038
AmerisourceBergen Corp., 0.74%, 03/15/2023	9,401,000	9,397,813
Anthem, Inc.
3.30%, 01/15/2023	6,099,000	6,275,036
0.45%, 03/15/2023	3,040,000	3,029,078
Cardinal Health, Inc., 3.20%, 03/15/2023	3,498,000	3,599,134
Cigna Corp.
3.00%, 07/15/2023(b)	5,301,000	5,470,354
3.75%, 07/15/2023	7,458,000	7,787,481
CVS Health Corp.
3.70%, 03/09/2023	14,370,000	14,871,728
4.00%, 12/05/2023	2,600,000	2,744,922
HCA, Inc.
4.75%, 05/01/2023	7,612,000	8,000,793
5.88%, 05/01/2023(b)	7,599,000	8,057,600
UnitedHealth Group, Inc.
2.75%, 02/15/2023	3,807,000	3,884,804
2.88%, 03/15/2023	4,560,000	4,694,379
3.50%, 06/15/2023	4,569,000	4,775,140
		90,723,300
Hotels, Restaurants & Leisure-1.13%
Booking Holdings, Inc., 2.75%, 03/15/2023	3,025,000	3,102,417
Hyatt Hotels Corp., 1.30%, 10/01/2023	4,290,000	4,293,606
McDonald’s Corp., 3.35%, 04/01/2023	6,647,000	6,865,956
Starbucks Corp.
3.10%, 03/01/2023(b)	6,093,000	6,265,069
3.85%, 10/01/2023	4,530,000	4,745,096
		25,272,144
Household Durables-0.16%
Mohawk Industries, Inc., 3.85%, 02/01/2023(b)	3,568,000	3,666,334
Household Products-0.42%
Colgate-Palmolive Co., 1.95%, 02/01/2023(b)	3,092,000	3,146,657
Procter & Gamble Co. (The), 3.10%, 08/15/2023	6,075,000	6,342,087
		9,488,744
Industrial Conglomerates-0.77%
3M Co.
1.75%, 02/14/2023	2,980,000	3,021,630
2.25%, 03/15/2023	3,874,000	3,955,303
General Electric Co., 3.10%, 01/09/2023(b)	5,788,000	5,935,858
Roper Technologies, Inc., 3.65%, 09/15/2023	4,170,000	4,360,252
		17,273,043
Insurance-0.71%
Allstate Corp. (The), 3.15%, 06/15/2023(b)	3,034,000	3,153,515

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Insurance-(continued)
Lincoln National Corp., 4.00%, 09/01/2023	$3,039,000	$3,202,110
Loews Corp., 2.63%, 05/15/2023	3,044,000	3,118,961
MetLife, Inc., Series D, 4.37%, 09/15/2023	6,092,000	6,477,963
		15,952,549
Internet & Direct Marketing Retail-1.27%
Amazon.com, Inc.
2.40%, 02/22/2023	6,050,000	6,179,821
0.25%, 05/12/2023(b)	6,108,000	6,096,843
0.40%, 06/03/2023(b)	6,492,000	6,475,643
eBay, Inc., 2.75%, 01/30/2023	4,574,000	4,681,235
QVC, Inc., 4.38%, 03/15/2023(b)	4,731,000	4,908,578
		28,342,120
IT Services-1.25%
Fidelity National Information Services, Inc., 0.38%, 03/01/2023(b)	4,514,000	4,496,520
Global Payments, Inc.
3.75%, 06/01/2023	3,603,000	3,728,659
4.00%, 06/01/2023	3,241,000	3,384,192
International Business Machines Corp., 3.38%, 08/01/2023	9,593,000	10,026,258
PayPal Holdings, Inc., 1.35%, 06/01/2023(b)	6,198,000	6,267,444
		27,903,073
Life Sciences Tools & Services-0.46%
Agilent Technologies, Inc., 3.88%, 07/15/2023	3,702,000	3,863,005
Illumina, Inc., 0.55%, 03/23/2023	3,077,000	3,068,762
PerkinElmer, Inc., 0.55%, 09/15/2023	3,400,000	3,379,583
		10,311,350
Machinery-2.73%
Caterpillar Financial Services Corp.
0.25%, 03/01/2023(b)	5,958,000	5,936,843
3.45%, 05/15/2023	3,052,000	3,175,358
0.65%, 07/07/2023	5,959,000	5,967,147
0.45%, 09/14/2023(b)	5,958,000	5,944,530
3.75%, 11/24/2023	2,980,000	3,153,764
CNH Industrial Capital LLC, 1.95%, 07/02/2023	3,585,000	3,643,633
CNH Industrial N.V. (United Kingdom), 4.50%, 08/15/2023	3,568,000	3,767,973
Cummins, Inc., 3.65%, 10/01/2023(b)	3,052,000	3,193,321
John Deere Capital Corp.
2.70%, 01/06/2023	2,956,000	3,028,430
0.25%, 01/17/2023(b)	3,568,000	3,560,702
2.80%, 01/27/2023	2,973,000	3,051,264
2.80%, 03/06/2023(b)	5,955,000	6,123,255
1.20%, 04/06/2023	2,978,000	3,003,774
0.40%, 10/10/2023	2,980,000	2,968,995
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/2023	4,198,000	4,403,901
		60,922,890
Media-0.52%
Discovery Communications LLC, 2.95%, 03/20/2023(b)	4,854,000	4,981,886
Time Warner Entertainment Co. L.P., 8.38%, 03/15/2023(b)	6,099,000	6,686,805
		11,668,691
	Principal Amount	Value
Metals & Mining-0.29%
Nucor Corp., 4.00%, 08/01/2023	$3,051,000	$3,191,941
Reliance Steel & Aluminum Co., 4.50%, 04/15/2023	3,094,000	3,217,215
		6,409,156
Multiline Retail-0.54%
Dollar General Corp., 3.25%, 04/15/2023	5,518,000	5,669,204
Dollar Tree, Inc., 3.70%, 05/15/2023	6,103,000	6,343,453
		12,012,657
Multi-Utilities-1.03%
Black Hills Corp., 4.25%, 11/30/2023	3,194,000	3,372,538
Delmarva Power & Light Co., 3.50%, 11/15/2023	3,044,000	3,183,362
Public Service Electric & Gas Co., 2.38%, 05/15/2023	3,040,000	3,100,445
Public Service Enterprise Group, Inc., 0.84%, 11/08/2023	3,000,000	2,992,117
Sempra Energy
2.90%, 02/01/2023(b)	3,011,000	3,079,771
4.05%, 12/01/2023	2,975,000	3,153,318
WEC Energy Group, Inc., 0.55%, 09/15/2023	4,266,000	4,235,564
		23,117,115
Oil, Gas & Consumable Fuels-9.46%
BP Capital Markets America, Inc., 2.94%, 04/06/2023	4,574,000	4,708,651
BP Capital Markets PLC (United Kingdom), 3.99%, 09/26/2023	4,554,000	4,811,697
Canadian Natural Resources Ltd. (Canada), 2.95%, 01/15/2023	6,073,000	6,196,368
Chevron Corp.
1.14%, 05/11/2023	7,293,000	7,349,858
2.57%, 05/16/2023(b)	4,568,000	4,677,788
3.19%, 06/24/2023	13,715,000	14,176,544
Chevron USA, Inc., 0.43%, 08/11/2023(b)	3,047,000	3,039,226
Continental Resources, Inc., 4.50%, 04/15/2023	3,951,000	4,090,782
Enbridge, Inc. (Canada)
4.00%, 10/01/2023(b)	4,859,000	5,091,830
0.55%, 10/04/2023(b)	3,050,000	3,030,712
Energy Transfer L.P.
3.60%, 02/01/2023	4,828,000	4,942,557
Series 5Y, 4.20%, 09/15/2023	3,038,000	3,186,237
Energy Transfer L.P./Regency Energy Finance Corp., 4.50%, 11/01/2023	4,137,000	4,357,575
Enterprise Products Operating LLC, 3.35%, 03/15/2023	7,592,000	7,800,698
EOG Resources, Inc., 2.63%, 03/15/2023(b)	7,599,000	7,745,362
Exxon Mobil Corp.
2.73%, 03/01/2023	7,615,000	7,796,401
1.57%, 04/15/2023(b)	16,810,000	17,032,652
Kinder Morgan Energy Partners L.P.
3.45%, 02/15/2023	4,471,000	4,581,773
3.50%, 09/01/2023	4,063,000	4,214,242
Kinder Morgan, Inc., 3.15%, 01/15/2023	6,077,000	6,221,904
Marathon Petroleum Corp., 4.50%, 05/01/2023	7,447,000	7,785,732
MPLX L.P.
3.38%, 03/15/2023	3,017,000	3,098,561
4.50%, 07/15/2023	6,009,000	6,287,431

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
ONEOK, Inc., 7.50%, 09/01/2023	$3,034,000	$3,318,344
Phillips 66, 3.70%, 04/06/2023	3,037,000	3,150,873
Pioneer Natural Resources Co., 0.55%, 05/15/2023	4,614,000	4,595,533
Plains All American Pipeline L.P./PAA Finance Corp., 3.85%, 10/15/2023	4,256,000	4,432,944
Sabine Pass Liquefaction LLC, 5.63%, 04/15/2023	8,940,000	9,402,764
Shell International Finance B.V. (Netherlands)
2.25%, 01/06/2023	6,079,000	6,193,515
3.40%, 08/12/2023	6,098,000	6,380,186
0.38%, 09/15/2023	6,078,000	6,051,017
TotalEnergies Capital Canada Ltd. (France), 2.75%, 07/15/2023	6,051,000	6,252,632
TotalEnergies Capital International S.A. (France), 2.70%, 01/25/2023	6,080,000	6,221,100
TransCanada PipeLines Ltd. (Canada), 3.75%, 10/16/2023	3,810,000	3,979,337
Williams Cos., Inc. (The)
3.70%, 01/15/2023	5,164,000	5,295,589
4.50%, 11/15/2023	3,658,000	3,869,902
		211,368,317
Personal Products-0.29%
Unilever Capital Corp. (United Kingdom)
3.13%, 03/22/2023	3,401,000	3,503,360
0.38%, 09/14/2023	3,072,000	3,056,791
		6,560,151
Pharmaceuticals-5.20%
AstraZeneca PLC (United Kingdom)
0.30%, 05/26/2023	8,540,000	8,501,678
3.50%, 08/17/2023	5,204,000	5,445,623
Bristol-Myers Squibb Co.
3.25%, 11/01/2023	3,045,000	3,193,223
0.54%, 11/13/2023	9,594,000	9,568,346
GlaxoSmithKline Capital PLC (United Kingdom), 0.53%, 10/01/2023	7,592,000	7,569,732
GlaxoSmithKline Capital, Inc. (United Kingdom)
2.80%, 03/18/2023	7,593,000	7,799,001
3.38%, 05/15/2023	7,615,000	7,907,335
Johnson & Johnson
2.05%, 03/01/2023(b)	3,096,000	3,147,218
3.38%, 12/05/2023(b)	4,879,000	5,141,509
Merck & Co., Inc., 2.80%, 05/18/2023(b)	10,750,000	11,101,362
Mylan, Inc., 4.20%, 11/29/2023	3,100,000	3,269,094
Pfizer, Inc.
3.00%, 06/15/2023	6,188,000	6,414,373
3.20%, 09/15/2023(b)	6,091,000	6,362,661
Royalty Pharma PLC, 0.75%, 09/02/2023	6,200,000	6,170,990
Sanofi (France), 3.38%, 06/19/2023	6,198,000	6,457,680
Takeda Pharmaceutical Co. Ltd. (Japan), 4.40%, 11/26/2023	9,260,000	9,864,953
Zoetis, Inc., 3.25%, 02/01/2023	8,232,000	8,412,337
		116,327,115
Professional Services-0.21%
Thomson Reuters Corp. (Canada), 4.30%, 11/23/2023	4,420,000	4,672,633
	Principal Amount	Value
Road & Rail-0.79%
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	$4,454,000	$4,561,805
3.85%, 09/01/2023	4,948,000	5,183,368
Norfolk Southern Corp., 2.90%, 02/15/2023	3,640,000	3,713,415
Union Pacific Corp., 3.50%, 06/08/2023	4,049,000	4,218,399
		17,676,987
Semiconductors & Semiconductor Equipment-1.20%
Microchip Technology, Inc., 2.67%, 09/01/2023	7,060,000	7,249,938
NVIDIA Corp., 0.31%, 06/15/2023	7,480,000	7,453,233
QUALCOMM, Inc., 2.60%, 01/30/2023	5,554,000	5,675,863
Skyworks Solutions, Inc., 0.90%, 06/01/2023	3,308,000	3,300,033
Texas Instruments, Inc., 2.25%, 05/01/2023	3,202,000	3,267,841
		26,946,908
Software-3.39%
Adobe, Inc., 1.70%, 02/01/2023(b)	3,205,000	3,250,783
Intuit, Inc., 0.65%, 07/15/2023	3,197,000	3,192,933
Microsoft Corp.
2.38%, 05/01/2023	6,198,000	6,333,851
2.00%, 08/08/2023(b)	9,196,000	9,398,529
3.63%, 12/15/2023	9,201,000	9,694,247
Oracle Corp.
2.63%, 02/15/2023(b)	7,599,000	7,762,150
3.63%, 07/15/2023(b)	6,196,000	6,482,655
2.40%, 09/15/2023	16,016,000	16,385,557
salesforce.com, inc., 3.25%, 04/11/2023	6,103,000	6,304,638
VMware, Inc., 0.60%, 08/15/2023(b)	6,965,000	6,929,793
		75,735,136
Specialty Retail-1.71%
AutoZone, Inc., 3.13%, 07/15/2023	3,051,000	3,151,826
Dell International LLC/EMC Corp., 5.45%, 06/15/2023	17,420,000	18,490,653
Home Depot, Inc. (The), 2.70%, 04/01/2023	6,048,000	6,192,329
Leidos, Inc., 2.95%, 05/15/2023(b)	3,925,000	4,041,031
Lowe’s Cos., Inc., 3.88%, 09/15/2023	3,045,000	3,191,346
TJX Cos., Inc. (The), 2.50%, 05/15/2023	3,021,000	3,088,982
		38,156,167
Technology Hardware, Storage & Peripherals-3.41%
Apple, Inc.
2.40%, 01/13/2023	5,225,000	5,331,308
2.85%, 02/23/2023	9,056,000	9,280,932
2.40%, 05/03/2023	33,232,000	34,054,502
0.75%, 05/11/2023	12,101,000	12,138,641
Hewlett Packard Enterprise Co.
2.25%, 04/01/2023	7,162,000	7,285,408
4.45%, 10/02/2023(b)	7,596,000	8,042,312
		76,133,103
Textiles, Apparel & Luxury Goods-0.14%
NIKE, Inc., 2.25%, 05/01/2023	3,086,000	3,148,814

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Tobacco-0.82%
Philip Morris International, Inc.
2.63%, 03/06/2023	$3,704,000	$3,796,297
1.13%, 05/01/2023(b)	4,572,000	4,602,785
2.13%, 05/10/2023(b)	3,047,000	3,103,342
3.60%, 11/15/2023(b)	3,044,000	3,214,120
Reynolds American, Inc. (United Kingdom), 4.85%, 09/15/2023	3,404,000	3,631,690
		18,348,234
Trading Companies & Distributors-0.52%
Air Lease Corp.
2.75%, 01/15/2023(b)	3,658,000	3,731,647
3.88%, 07/03/2023	3,057,000	3,192,570
3.00%, 09/15/2023	4,564,000	4,696,678
		11,620,895
Wireless Telecommunication Services-1.35%
Rogers Communications, Inc. (Canada)
3.00%, 03/15/2023	3,047,000	3,111,004
4.10%, 10/01/2023	5,184,000	5,438,977
T-Mobile USA, Inc.
2.63%, 04/15/2026(b)	7,290,000	7,303,669
4.75%, 02/01/2028	9,189,000	9,611,464
Vodafone Group PLC (United Kingdom), 2.95%, 02/19/2023(b)	4,624,000	4,740,916
		30,206,030
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,184,860,526)		2,205,318,845
	Shares	Value
Money Market Funds-1.08%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $24,166,707)	24,166,707	$24,166,707
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.75% (Cost $2,209,027,233)		2,229,485,552
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.87%
Invesco Private Government Fund, 0.02%(c)(d)(e)	19,122,379	19,122,379
Invesco Private Prime Fund, 0.11%(c)(d)(e)	44,924,467	44,937,944
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $64,064,039)		64,060,323
TOTAL INVESTMENTS IN SECURITIES-102.62% (Cost $2,273,091,272)		2,293,545,875
OTHER ASSETS LESS LIABILITIES-(2.62)%		(58,469,694)
NET ASSETS-100.00%		$2,235,076,181

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2021.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,935,360	$84,294,435	$(62,063,088)	$-	$-	$24,166,707	$1,175
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	19,982,947	22,826,925	(23,687,493)	-	-	19,122,379	970*
Invesco Private Prime Fund	46,626,878	40,328,873	(42,013,221)	(3,716)	(870)	44,937,944	11,963*
Total	$68,545,185	$147,450,233	$(127,763,802)	$(3,716)	$(870)	$88,227,030	$14,108

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)—(continued)
November 30, 2021
(Unaudited)
(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2024 Corporate Bond ETF (BSCO)
November 30, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.54%
Aerospace & Defense-0.96%
Boeing Co. (The), 1.95%, 02/01/2024(b)	$5,801,000	$5,884,378
General Dynamics Corp., 2.38%, 11/15/2024	2,899,000	3,007,329
Howmet Aerospace, Inc., 5.13%, 10/01/2024(b)	7,006,000	7,535,233
		16,426,940
Air Freight & Logistics-0.18%
United Parcel Service, Inc., 2.80%, 11/15/2024	2,899,000	3,035,493
Airlines-0.31%
Delta Air Lines, Inc., 2.90%, 10/28/2024(b)	5,218,000	5,263,913
Auto Components-0.26%
Magna International, Inc. (Canada), 3.63%, 06/15/2024	4,242,000	4,506,332
Automobiles-4.39%
American Honda Finance Corp.
2.90%, 02/16/2024	2,858,000	2,974,662
2.40%, 06/27/2024	2,880,000	2,974,982
0.55%, 07/12/2024(b)	5,123,000	5,060,123
0.75%, 08/09/2024(b)	5,722,000	5,675,115
2.15%, 09/10/2024(b)	4,267,000	4,389,409
General Motors Financial Co., Inc.
1.05%, 03/08/2024	4,850,000	4,823,923
3.95%, 04/13/2024	7,131,000	7,522,945
1.20%, 10/15/2024(b)	4,850,000	4,841,718
3.50%, 11/07/2024	4,291,000	4,524,273
Toyota Motor Corp. (Japan)
0.68%, 03/25/2024	7,120,000	7,071,230
2.36%, 07/02/2024	2,814,000	2,913,355
Toyota Motor Credit Corp.
0.45%, 01/11/2024	5,701,000	5,650,427
2.90%, 04/17/2024	2,820,000	2,946,522
0.50%, 06/18/2024	5,000,000	4,936,768
0.63%, 09/13/2024	5,720,000	5,654,766
2.00%, 10/07/2024(b)	2,877,000	2,951,397
		74,911,615
Banks-16.23%
Bank of America Corp.
4.13%, 01/22/2024	14,502,000	15,461,815
4.00%, 04/01/2024(b)	13,374,000	14,259,469
4.20%, 08/26/2024	17,418,000	18,736,709
Barclays Bank PLC (United Kingdom), 3.75%, 05/15/2024(b)	3,380,000	3,607,725
Barclays PLC (United Kingdom), 4.38%, 09/11/2024	7,100,000	7,605,061
BBVA USA, 2.50%, 08/27/2024	3,500,000	3,628,349
BNP Paribas S.A. (France), 4.25%, 10/15/2024(b)	5,700,000	6,182,407
BPCE S.A. (France), 4.00%, 04/15/2024	8,550,000	9,134,015
CIT Group, Inc., 4.75%, 02/16/2024	2,766,000	2,923,441
Citigroup, Inc.
3.75%, 06/16/2024(b)	3,503,000	3,730,731
4.00%, 08/05/2024(b)	4,291,000	4,587,175
Cooperatieve Rabobank U.A. (Netherlands), 0.38%, 01/12/2024	4,250,000	4,206,233
Fifth Third Bancorp, 4.30%, 01/16/2024	4,349,000	4,624,862
HSBC Holdings PLC (United Kingdom), 4.25%, 03/14/2024	11,600,000	12,314,484
HSBC USA, Inc., 3.50%, 06/23/2024(b)	4,350,000	4,610,525
	Principal Amount	Value
Banks-(continued)
Intesa Sanpaolo S.p.A. (Italy), 5.25%, 01/12/2024	$3,544,000	$3,829,357
JPMorgan Chase & Co.
3.88%, 02/01/2024	8,485,000	9,010,962
3.63%, 05/13/2024(b)	11,411,000	12,111,278
3.88%, 09/10/2024	17,066,000	18,245,054
Lloyds Banking Group PLC (United Kingdom), 4.50%, 11/04/2024	5,710,000	6,161,476
Mitsubishi UFJ Financial Group, Inc. (Japan), 2.80%, 07/18/2024	5,711,000	5,952,921
National Bank of Canada (Canada), 0.75%, 08/06/2024(b)	2,800,000	2,770,539
NatWest Group PLC (United Kingdom), 5.13%, 05/28/2024	10,670,000	11,553,865
PNC Bank N.A., 3.30%, 10/30/2024(b)	2,805,000	2,980,982
PNC Financial Services Group, Inc. (The)
3.90%, 04/29/2024	4,293,000	4,574,870
2.20%, 11/01/2024	3,722,000	3,848,314
Royal Bank of Canada (Canada), 0.65%, 07/29/2024(b)	4,860,000	4,803,345
Santander UK PLC (United Kingdom), 4.00%, 03/13/2024	5,704,000	6,073,933
Sumitomo Mitsui Banking Corp. (Japan)
3.95%, 01/10/2024	2,852,000	3,031,443
3.40%, 07/11/2024(b)	2,853,000	3,019,142
Sumitomo Mitsui Financial Group, Inc. (Japan)
0.51%, 01/12/2024(b)	2,840,000	2,812,561
2.70%, 07/16/2024	11,600,000	12,046,371
2.45%, 09/27/2024	5,800,000	5,994,151
Truist Bank, 2.15%, 12/06/2024(b)	7,230,000	7,432,154
Truist Financial Corp., 2.85%, 10/26/2024	5,709,000	5,967,581
U.S. Bancorp, 3.60%, 09/11/2024	5,724,000	6,121,801
US Bancorp, 3.70%, 01/30/2024	4,364,000	4,615,611
Wells Fargo & Co.
4.48%, 01/16/2024	4,108,000	4,390,610
3.30%, 09/09/2024	13,054,000	13,795,217
		276,756,539
Beverages-0.98%
Coca-Cola Co. (The), 1.75%, 09/06/2024(b)	5,616,000	5,728,671
Diageo Capital PLC (United Kingdom), 2.13%, 10/24/2024	3,450,000	3,545,294
PepsiCo, Inc., 3.60%, 03/01/2024	7,067,000	7,464,730
		16,738,695
Biotechnology-2.39%
AbbVie, Inc., 2.60%, 11/21/2024	21,146,000	21,896,678
Amgen, Inc., 3.63%, 05/22/2024(b)	7,912,000	8,354,525
Gilead Sciences, Inc., 3.70%, 04/01/2024	9,901,000	10,431,814
		40,683,017
Capital Markets-9.53%
Ameriprise Financial, Inc., 3.70%, 10/15/2024	3,303,000	3,558,289
Bank of New York Mellon Corp. (The)
0.50%, 04/26/2024	3,370,000	3,338,095
3.40%, 05/15/2024(b)	2,874,000	3,043,631
3.25%, 09/11/2024	2,877,000	3,043,548
2.10%, 10/24/2024	5,729,000	5,894,650
Series 12, 3.65%, 02/04/2024	4,264,000	4,512,717
BlackRock, Inc., 3.50%, 03/18/2024	5,701,000	6,052,938
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Capital Markets-(continued)
Brookfield Finance, Inc. (Canada), 4.00%, 04/01/2024	$4,499,000	$4,770,200
Charles Schwab Corp. (The), 0.75%, 03/18/2024	8,800,000	8,768,265
Credit Suisse AG (Switzerland)
0.50%, 02/02/2024	5,600,000	5,547,358
3.63%, 09/09/2024(b)	17,420,000	18,553,306
Deutsche Bank AG (Germany)
3.70%, 05/30/2024	4,300,000	4,515,256
3.70%, 05/30/2024	4,435,000	4,672,586
FS KKR Capital Corp., 1.65%, 10/12/2024	1,100,000	1,083,065
Goldman Sachs Group, Inc. (The)
4.00%, 03/03/2024	17,411,000	18,504,119
3.85%, 07/08/2024	13,051,000	13,858,222
Moody’s Corp., 4.88%, 02/15/2024(b)	2,901,000	3,118,536
Morgan Stanley
3.70%, 10/23/2024	17,425,000	18,594,628
Series F, 3.88%, 04/29/2024	17,416,000	18,513,359
Nasdaq, Inc., 4.25%, 06/01/2024(b)	3,009,000	3,220,602
State Street Corp., 3.30%, 12/16/2024	5,722,000	6,106,538
Stifel Financial Corp., 4.25%, 07/18/2024	3,003,000	3,225,098
		162,495,006
Chemicals-0.81%
LyondellBasell Industries N.V., 5.75%, 04/15/2024(b)	5,780,000	6,321,155
Nutrien Ltd. (Canada), 3.63%, 03/15/2024	4,147,000	4,392,718
Sherwin-Williams Co. (The), 3.13%, 06/01/2024(b)	2,905,000	3,040,879
		13,754,752
Communications Equipment-0.58%
Cisco Systems, Inc., 3.63%, 03/04/2024(b)	5,826,000	6,200,170
Motorola Solutions, Inc., 4.00%, 09/01/2024	3,400,000	3,631,607
		9,831,777
Construction & Engineering-0.16%
Quanta Services, Inc., 0.95%, 10/01/2024	2,840,000	2,812,974
Consumer Finance-2.18%
Ally Financial, Inc., 5.13%, 09/30/2024	3,988,000	4,374,299
American Express Co.
3.00%, 10/30/2024	9,416,000	9,896,913
3.63%, 12/05/2024(b)	3,417,000	3,649,215
Capital One Financial Corp., 3.75%, 04/24/2024	4,289,000	4,540,200
Discover Bank, 2.45%, 09/12/2024	4,150,000	4,256,703
Discover Financial Services, 3.95%, 11/06/2024	2,764,000	2,955,152
Synchrony Financial, 4.25%, 08/15/2024(b)	7,123,000	7,590,059
		37,262,541
Diversified Financial Services-0.92%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.15%, 02/15/2024	5,150,000	5,322,993
MidAmerican Energy Co., 3.50%, 10/15/2024(b)	2,953,000	3,136,282
National Rural Utilities Cooperative Finance Corp., 0.35%, 02/08/2024	2,877,000	2,838,813
ORIX Corp. (Japan), 3.25%, 12/04/2024(b)	4,099,000	4,335,350
		15,633,438
	Principal Amount	Value
Diversified Telecommunication Services-1.69%
AT&T, Inc.
3.90%, 03/11/2024	$3,030,000	$3,192,018
4.45%, 04/01/2024(b)	6,876,000	7,356,266
Bell Canada (Canada), Series US-3, 0.75%, 03/17/2024(b)	3,440,000	3,412,748
Verizon Communications, Inc.
0.75%, 03/22/2024	5,900,000	5,865,744
3.50%, 11/01/2024	8,431,000	8,974,936
		28,801,712
Electric Utilities-2.19%
Avangrid, Inc., 3.15%, 12/01/2024	3,480,000	3,653,408
Duke Energy Corp., 3.75%, 04/15/2024	5,800,000	6,111,887
Edison International, 3.55%, 11/15/2024	2,865,000	3,021,842
Entergy Louisiana LLC, 0.95%, 10/01/2024	4,800,000	4,757,816
Evergy, Inc., 2.45%, 09/15/2024	4,639,000	4,789,199
Florida Power & Light Co., 3.25%, 06/01/2024	2,898,000	3,030,920
Interstate Power and Light Co., 3.25%, 12/01/2024	2,954,000	3,109,117
Southern California Edison Co., 1.10%, 04/01/2024	4,063,000	4,060,246
Southern Co. (The), Series 21-A, 0.60%, 02/26/2024	4,810,000	4,751,239
		37,285,674
Electronic Equipment, Instruments & Components-0.60%
Arrow Electronics, Inc., 3.25%, 09/08/2024	2,904,000	3,038,452
CDW LLC/CDW Finance Corp., 5.50%, 12/01/2024	3,178,000	3,466,467
Keysight Technologies, Inc., 4.55%, 10/30/2024	3,477,000	3,787,615
		10,292,534
Energy Equipment & Services-0.22%
Boardwalk Pipelines L.P., 4.95%, 12/15/2024	3,497,000	3,807,441
Entertainment-0.51%
Walt Disney Co. (The), 1.75%, 08/30/2024(b)	8,540,000	8,689,274
Equity REITs-2.69%
American Tower Corp.
0.60%, 01/15/2024(b)	2,877,000	2,845,555
5.00%, 02/15/2024	5,824,000	6,294,478
Boston Properties L.P., 3.80%, 02/01/2024	4,060,000	4,261,552
Brixmor Operating Partnership L.P., 3.65%, 06/15/2024	2,896,000	3,056,258
Crown Castle International Corp., 3.20%, 09/01/2024	4,262,000	4,466,269
CyrusOne L.P./CyrusOne Finance Corp., 2.90%, 11/15/2024	3,479,000	3,615,098
Realty Income Corp., 4.60%, 02/06/2024	2,764,000	2,954,057
Simon Property Group L.P.
3.75%, 02/01/2024	3,483,000	3,667,647
2.00%, 09/13/2024	5,846,000	5,971,907
3.38%, 10/01/2024	5,298,000	5,608,658
W.P. Carey, Inc., 4.60%, 04/01/2024	2,903,000	3,100,825
		45,842,304
Food & Staples Retailing-1.83%
Costco Wholesale Corp., 2.75%, 05/18/2024	5,722,000	5,964,335
Kroger Co. (The), 4.00%, 02/01/2024	2,827,000	2,990,465

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Food & Staples Retailing-(continued)
Walgreens Boots Alliance, Inc., 3.80%, 11/18/2024	$6,836,000	$7,268,496
Walmart, Inc.
3.30%, 04/22/2024	8,529,000	8,970,786
2.65%, 12/15/2024(b)	5,654,000	5,940,059
		31,134,141
Food Products-1.12%
Bunge Ltd. Finance Corp., 4.35%, 03/15/2024	3,290,000	3,522,103
General Mills, Inc., 3.65%, 02/15/2024	2,827,000	2,973,594
McCormick & Co., Inc., 3.15%, 08/15/2024	4,892,000	5,125,188
Tyson Foods, Inc., 3.95%, 08/15/2024	7,067,000	7,526,538
		19,147,423
Gas Utilities-0.63%
Eastern Energy Gas Holdings LLC, Series A, 2.50%, 11/15/2024	3,480,000	3,605,376
ONE Gas, Inc., 1.10%, 03/11/2024	4,099,000	4,044,640
Southern California Gas Co., 3.15%, 09/15/2024	2,907,000	3,053,892
		10,703,908
Health Care Equipment & Supplies-1.31%
Becton, Dickinson and Co.
3.36%, 06/06/2024	6,331,000	6,647,574
3.73%, 12/15/2024	7,597,000	8,113,664
DH Europe Finance II S.a.r.l., 2.20%, 11/15/2024	3,866,000	3,975,025
Stryker Corp., 3.38%, 05/15/2024	3,392,000	3,558,815
		22,295,078
Health Care Providers & Services-4.75%
Aetna, Inc., 3.50%, 11/15/2024	4,265,000	4,523,285
AmerisourceBergen Corp., 3.40%, 05/15/2024	2,759,000	2,894,576
Anthem, Inc.
3.50%, 08/15/2024	4,551,000	4,807,429
3.35%, 12/01/2024	4,854,000	5,139,345
Cardinal Health, Inc., 3.08%, 06/15/2024	4,032,000	4,204,507
Centene Corp., 4.63%, 12/15/2029	20,319,000	21,693,276
Cigna Corp., 3.50%, 06/15/2024(b)	3,940,000	4,154,658
CommonSpirit Health, 2.76%, 10/01/2024	4,190,000	4,341,386
CVS Health Corp., 3.38%, 08/12/2024(b)	3,677,000	3,869,829
HCA, Inc., 5.00%, 03/15/2024	11,312,000	12,216,529
Humana, Inc., 3.85%, 10/01/2024	3,254,000	3,474,866
Laboratory Corp. of America Holdings, 3.25%, 09/01/2024(b)	3,310,000	3,479,680
McKesson Corp., 3.80%, 03/15/2024	5,954,000	6,283,676
		81,083,042
Hotels, Restaurants & Leisure-0.36%
Expedia Group, Inc., 4.50%, 08/15/2024(b)	2,858,000	3,065,797
McDonald’s Corp., 3.25%, 06/10/2024	2,860,000	3,016,075
		6,081,872
Household Durables-0.41%
D.R. Horton, Inc., 2.50%, 10/15/2024	2,858,000	2,966,351
Lennar Corp., 4.50%, 04/30/2024	3,729,000	3,982,908
		6,949,259
	Principal Amount	Value
Household Products-0.35%
Clorox Co. (The), 3.50%, 12/15/2024	$2,826,000	$3,016,534
Colgate-Palmolive Co., 3.25%, 03/15/2024(b)	2,823,000	2,980,145
		5,996,679
Industrial Conglomerates-0.52%
General Electric Co.
3.38%, 03/11/2024(b)	2,510,000	2,650,664
3.45%, 05/15/2024(b)	3,064,000	3,235,018
Roper Technologies, Inc., 2.35%, 09/15/2024(b)	2,903,000	2,988,737
		8,874,419
Insurance-2.37%
Aflac, Inc., 3.63%, 11/15/2024	4,263,000	4,574,952
American International Group, Inc., 4.13%, 02/15/2024	5,709,000	6,083,158
Aon PLC, 3.50%, 06/14/2024	3,440,000	3,644,216
Assured Guaranty US Holdings, Inc., 5.00%, 07/01/2024(b)	1,855,000	2,029,651
Brown & Brown, Inc., 4.20%, 09/15/2024	2,863,000	3,070,189
Chubb INA Holdings, Inc., 3.35%, 05/15/2024	3,963,000	4,195,303
CNA Financial Corp., 3.95%, 05/15/2024	3,021,000	3,211,283
Marsh & McLennan Cos., Inc., 3.50%, 06/03/2024	3,439,000	3,633,732
MetLife, Inc., 3.60%, 04/10/2024	5,700,000	6,043,945
Willis North America, Inc., 3.60%, 05/15/2024	3,725,000	3,929,891
		40,416,320
Interactive Media & Services-0.31%
Alphabet, Inc., 3.38%, 02/25/2024(b)	4,953,000	5,232,141
Internet & Direct Marketing Retail-2.45%
Amazon.com, Inc.
0.45%, 05/12/2024	14,240,000	14,093,859
2.80%, 08/22/2024	11,395,000	11,922,859
3.80%, 12/05/2024	7,116,000	7,657,150
eBay, Inc., 3.45%, 08/01/2024(b)	4,246,000	4,476,930
QVC, Inc., 4.85%, 04/01/2024(b)	3,395,000	3,636,639
		41,787,437
IT Services-2.49%
Fidelity National Information Services, Inc., 0.60%, 03/01/2024	4,290,000	4,241,016
Fiserv, Inc., 2.75%, 07/01/2024(b)	11,704,000	12,126,375
International Business Machines Corp., 3.63%, 02/12/2024	11,697,000	12,375,348
Mastercard, Inc., 3.38%, 04/01/2024	5,804,000	6,137,036
PayPal Holdings, Inc., 2.40%, 10/01/2024	7,252,000	7,504,606
		42,384,381
Leisure Products-0.17%
Hasbro, Inc., 3.00%, 11/19/2024	2,800,000	2,928,831
Machinery-3.63%
Caterpillar Financial Services Corp.
0.45%, 05/17/2024	6,280,000	6,203,037
0.60%, 09/13/2024(b)	4,290,000	4,244,126
2.15%, 11/08/2024	5,896,000	6,068,684
3.25%, 12/01/2024	3,704,000	3,932,143
Caterpillar, Inc., 3.40%, 05/15/2024	5,800,000	6,119,465
CNH Industrial Capital LLC, 4.20%, 01/15/2024	2,907,000	3,083,748
Illinois Tool Works, Inc., 3.50%, 03/01/2024	4,065,000	4,284,013

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Machinery-(continued)
John Deere Capital Corp.
0.45%, 01/17/2024	$4,570,000	$4,533,668
0.45%, 06/07/2024(b)	3,370,000	3,330,884
3.35%, 06/12/2024(b)	2,905,000	3,088,806
2.65%, 06/24/2024	3,497,000	3,653,769
0.63%, 09/10/2024(b)	2,880,000	2,853,457
Parker-Hannifin Corp., 3.30%, 11/21/2024	2,720,000	2,867,750
Trane Technologies Luxembourg Finance S.A., 3.55%, 11/01/2024	2,902,000	3,088,439
Wabtec Corp., 4.40%, 03/15/2024	4,237,000	4,514,932
		61,866,921
Media-1.73%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.50%, 02/01/2024	6,271,000	6,680,391
Comcast Corp., 3.60%, 03/01/2024	6,748,000	7,157,908
Omnicom Group, Inc./Omnicom Capital, Inc., 3.65%, 11/01/2024	4,290,000	4,547,650
ViacomCBS, Inc.
3.88%, 04/01/2024(b)	2,767,000	2,920,959
3.70%, 08/15/2024	3,480,000	3,707,346
WPP Finance 2010 (United Kingdom), 3.75%, 09/19/2024	4,244,000	4,520,828
		29,535,082
Multiline Retail-0.40%
Target Corp., 3.50%, 07/01/2024	6,489,000	6,898,016
Multi-Utilities-0.38%
Sempra Energy, 3.55%, 06/15/2024	2,824,000	2,996,971
WEC Energy Group, Inc., 0.80%, 03/15/2024(b)	3,460,000	3,435,007
		6,431,978
Oil, Gas & Consumable Fuels-10.93%
BP Capital Markets PLC (United Kingdom)
3.81%, 02/10/2024	7,256,000	7,671,264
3.54%, 11/04/2024	4,306,000	4,581,952
Canadian Natural Resources Ltd. (Canada), 3.80%, 04/15/2024(b)	2,903,000	3,047,756
Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/2024	7,249,000	8,066,262
Chevron Corp., 2.90%, 03/03/2024(b)	5,799,000	6,045,609
Chevron USA, Inc., 3.90%, 11/15/2024	3,623,000	3,895,320
ConocoPhillips, 3.35%, 11/15/2024	2,435,000	2,583,201
Continental Resources, Inc., 3.80%, 06/01/2024(b)	5,400,000	5,642,649
Diamondback Energy, Inc., 2.88%, 12/01/2024	5,804,000	6,028,391
Enable Midstream Partners L.P., 3.90%, 05/15/2024	3,490,000	3,667,365
Enbridge, Inc. (Canada), 3.50%, 06/10/2024(b)	2,896,000	3,041,742
Energy Transfer L.P., 4.25%, 04/01/2024	2,903,000	3,060,706
Enterprise Products Operating LLC, 3.90%, 02/15/2024	4,935,000	5,213,202
Equinor ASA (Norway), 3.70%, 03/01/2024	5,802,000	6,155,771
Exxon Mobil Corp.
3.18%, 03/15/2024(b)	5,722,000	5,985,009
2.02%, 08/16/2024	5,809,000	5,955,889
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Kinder Morgan Energy Partners L.P.
4.15%, 02/01/2024	$3,773,000	$3,991,146
4.30%, 05/01/2024(b)	3,477,000	3,696,604
4.25%, 09/01/2024	3,766,000	4,030,514
Marathon Petroleum Corp., 3.63%, 09/15/2024	4,354,000	4,596,355
MPLX L.P., 4.88%, 12/01/2024	6,664,000	7,252,707
Ovintiv Exploration, Inc., 5.63%, 07/01/2024	5,724,000	6,251,141
Phillips 66, 0.90%, 02/15/2024	4,569,000	4,537,984
Plains All American Pipeline L.P./PAA Finance Corp., 3.60%, 11/01/2024	4,346,000	4,561,736
Sabine Pass Liquefaction LLC, 5.75%, 05/15/2024	11,710,000	12,800,434
Shell International Finance B.V. (Netherlands), 2.00%, 11/07/2024(b)	7,248,000	7,432,077
Spectra Energy Partners L.P., 4.75%, 03/15/2024	5,896,000	6,320,962
TotalEnergies Capital International S.A. (France)
3.70%, 01/15/2024	5,804,000	6,133,555
3.75%, 04/10/2024	7,256,000	7,722,471
TransCanada PipeLines Ltd. (Canada), 1.00%, 10/12/2024(b)	7,250,000	7,202,233
Valero Energy Corp., 1.20%, 03/15/2024	5,370,000	5,353,637
Williams Cos., Inc. (The)
4.30%, 03/04/2024	5,797,000	6,160,214
4.55%, 06/24/2024	7,255,000	7,802,055
		186,487,913
Paper & Forest Products-0.19%
Georgia-Pacific LLC, 8.00%, 01/15/2024	2,905,000	3,321,100
Personal Products-0.68%
Estee Lauder Cos., Inc. (The), 2.00%, 12/01/2024	2,760,000	2,835,486
Unilever Capital Corp. (United Kingdom)
3.25%, 03/07/2024	2,800,000	2,944,848
2.60%, 05/05/2024	5,653,000	5,867,667
		11,648,001
Pharmaceuticals-2.06%
Astrazeneca Finance LLC (United Kingdom), 0.70%, 05/28/2024	9,050,000	8,979,052
Novartis Capital Corp. (Switzerland), 3.40%, 05/06/2024	12,155,000	12,877,256
Perrigo Finance Unlimited Co., 3.90%, 12/15/2024	4,000,000	4,207,638
Pfizer, Inc., 3.40%, 05/15/2024	5,652,000	5,989,399
Wyeth LLC, 6.45%, 02/01/2024	2,758,000	3,089,330
		35,142,675
Professional Services-0.26%
Equifax, Inc., 2.60%, 12/01/2024	4,280,000	4,443,054
Road & Rail-0.63%
Burlington Northern Santa Fe LLC
3.75%, 04/01/2024(b)	2,946,000	3,117,573
3.40%, 09/01/2024	4,061,000	4,304,754
CSX Corp., 3.40%, 08/01/2024	3,189,000	3,376,549
		10,798,876
Semiconductors & Semiconductor Equipment-2.64%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/2024	6,591,000	6,920,243

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
Intel Corp., 2.88%, 05/11/2024(b)	$7,248,000	$7,572,113
KLA Corp., 4.65%, 11/01/2024	7,252,000	7,908,670
NVIDIA Corp., 0.58%, 06/14/2024	7,120,000	7,058,234
Qorvo, Inc., 4.38%, 10/15/2029(b)	4,925,000	5,226,041
QUALCOMM, Inc., 2.90%, 05/20/2024(b)	5,490,000	5,744,299
Xilinx, Inc., 2.95%, 06/01/2024	4,402,000	4,582,483
		45,012,083
Software-2.22%
Microsoft Corp., 2.88%, 02/06/2024	13,099,000	13,644,680
Oracle Corp.
3.40%, 07/08/2024(b)	11,705,000	12,324,944
2.95%, 11/15/2024(b)	11,406,000	11,923,024
		37,892,648
Specialty Retail-0.83%
Dell International LLC/EMC Corp., 4.00%, 07/15/2024	7,082,000	7,551,680
Home Depot, Inc. (The), 3.75%, 02/15/2024	6,273,000	6,630,417
		14,182,097
Technology Hardware, Storage & Peripherals-2.76%
Apple, Inc.
3.00%, 02/09/2024	10,149,000	10,583,941
3.45%, 05/06/2024(b)	14,602,000	15,462,835
2.85%, 05/11/2024	10,204,000	10,652,811
1.80%, 09/11/2024(b)	4,347,000	4,452,015
Hewlett Packard Enterprise Co., 1.45%, 04/01/2024	5,799,000	5,832,507
		46,984,109
Tobacco-1.03%
Altria Group, Inc., 4.00%, 01/31/2024	6,738,000	7,150,142
BAT Capital Corp. (United Kingdom), 2.79%, 09/06/2024	5,652,000	5,850,702
Philip Morris International, Inc., 3.25%, 11/10/2024	4,244,000	4,509,155
		17,509,999
Trading Companies & Distributors-0.63%
Air Lease Corp.
0.70%, 02/15/2024	4,289,000	4,231,889
0.80%, 08/18/2024	3,450,000	3,388,753
4.25%, 09/15/2024	2,888,000	3,093,564
		10,714,206
	Principal Amount	Value
Wireless Telecommunication Services-0.69%
T-Mobile USA, Inc., 3.38%, 04/15/2029	$7,120,000	$7,163,895
Vodafone Group PLC (United Kingdom), 3.75%, 01/16/2024(b)	4,370,000	4,632,782
		11,796,677
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,657,018,345)		1,680,512,337
	Shares
Money Market Funds-0.76%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $12,996,570)	12,996,570	12,996,570
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.30% (Cost $1,670,014,915)		1,693,508,907
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.64%
Invesco Private Government Fund, 0.02%(c)(d)(e)	18,639,762	18,639,762
Invesco Private Prime Fund, 0.11%(c)(d)(e)	43,479,735	43,492,778
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $62,136,352)		62,132,540
TOTAL INVESTMENTS IN SECURITIES-102.94% (Cost $1,732,151,267)		1,755,641,447
OTHER ASSETS LESS LIABILITIES-(2.94)%		(50,202,571)
NET ASSETS-100.00%		$1,705,438,876

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued)
November 30, 2021
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2021.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,928,004	$33,677,790	$(27,609,224)	$-	$-	$12,996,570	$466
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,082,627	20,416,084	(21,858,949)	-	-	18,639,762	975*
Invesco Private Prime Fund	47,151,947	25,996,677	(29,651,390)	(3,813)	(643)	43,492,778	12,053*
Total	$74,162,578	$80,090,551	$(79,119,563)	$(3,813)	$(643)	$75,129,110	$13,494

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2025 Corporate Bond ETF (BSCP)
November 30, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.83%
Aerospace & Defense-2.86%
Boeing Co. (The), 4.88%, 05/01/2025	$9,346,000	$10,253,111
General Dynamics Corp.
3.25%, 04/01/2025	2,002,000	2,124,740
3.50%, 05/15/2025	2,000,000	2,143,700
Howmet Aerospace, Inc., 6.88%, 05/01/2025(b)	1,878,000	2,143,437
L3Harris Technologies, Inc., 3.83%, 04/27/2025	1,599,000	1,716,186
Lockheed Martin Corp., 2.90%, 03/01/2025	2,000,000	2,101,840
Northrop Grumman Corp., 2.93%, 01/15/2025(b)	4,016,000	4,198,609
Precision Castparts Corp., 3.25%, 06/15/2025	2,278,000	2,434,362
Raytheon Technologies Corp., 3.95%, 08/16/2025	4,007,000	4,349,071
		31,465,056
Air Freight & Logistics-0.26%
United Parcel Service, Inc., 3.90%, 04/01/2025(b)	2,666,000	2,888,006
Airlines-0.42%
Southwest Airlines Co., 5.25%, 05/04/2025(b)	4,147,000	4,611,964
Auto Components-0.30%
BorgWarner, Inc., 3.38%, 03/15/2025(b)	1,319,000	1,400,358
Magna International, Inc. (Canada), 4.15%, 10/01/2025	1,723,000	1,884,745
		3,285,103
Automobiles-3.46%
American Honda Finance Corp.
1.20%, 07/08/2025(b)	2,002,000	1,992,080
1.00%, 09/10/2025(b)	2,258,000	2,231,120
General Motors Co.
4.00%, 04/01/2025	1,331,000	1,429,065
6.13%, 10/01/2025(b)	5,335,000	6,160,887
General Motors Financial Co., Inc.
4.00%, 01/15/2025	2,664,000	2,838,797
2.90%, 02/26/2025	3,332,000	3,454,432
4.35%, 04/09/2025	2,667,000	2,886,112
2.75%, 06/20/2025(b)	3,333,000	3,447,949
4.30%, 07/13/2025	2,138,000	2,315,681
Toyota Motor Credit Corp.
1.80%, 02/13/2025	3,734,000	3,799,222
3.00%, 04/01/2025	3,340,000	3,524,142
3.40%, 04/14/2025	1,332,000	1,421,083
0.80%, 10/16/2025	2,668,000	2,608,946
		38,109,516
Banks-13.88%
Banco Santander S.A. (Spain), 2.75%, 05/28/2025	4,000,000	4,140,766
Bank of America Corp.
4.00%, 01/22/2025	6,672,000	7,144,666
3.88%, 08/01/2025	4,789,000	5,211,405
Series L, 3.95%, 04/21/2025	6,669,000	7,163,773
CIT Group, Inc., 5.25%, 03/07/2025(b)	1,304,000	1,424,424
	Principal Amount	Value
Banks-(continued)
Citigroup, Inc.
3.88%, 03/26/2025(b)	$2,668,000	$2,859,099
3.30%, 04/27/2025	4,003,000	4,261,610
4.40%, 06/10/2025	6,770,000	7,367,759
5.50%, 09/13/2025	3,787,000	4,290,103
Citizens Bank N.A., 2.25%, 04/28/2025	2,100,000	2,159,419
Cooperatieve Rabobank U.A. (Netherlands), 4.38%, 08/04/2025	4,050,000	4,423,868
Fifth Third Bancorp, 2.38%, 01/28/2025(b)	2,004,000	2,066,201
Fifth Third Bank N.A., 3.95%, 07/28/2025	2,000,000	2,189,827
HSBC Holdings PLC (United Kingdom), 4.25%, 08/18/2025	4,010,000	4,328,476
Huntington Bancshares, Inc., 4.00%, 05/15/2025	1,333,000	1,443,488
JPMorgan Chase & Co.
3.13%, 01/23/2025	6,769,000	7,121,461
3.90%, 07/15/2025	6,674,000	7,217,077
KeyBank N.A., 3.30%, 06/01/2025	2,000,000	2,142,745
Lloyds Banking Group PLC (United Kingdom), 4.58%, 12/10/2025	3,600,000	3,950,503
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.19%, 02/25/2025	7,100,000	7,286,136
3.78%, 03/02/2025(b)	2,006,000	2,161,605
1.41%, 07/17/2025	4,700,000	4,684,001
PNC Bank N.A., 3.25%, 06/01/2025	2,765,000	2,951,592
Regions Financial Corp., 2.25%, 05/18/2025	2,006,000	2,062,317
Santander Holdings USA, Inc.
3.45%, 06/02/2025(b)	2,668,000	2,817,829
4.50%, 07/17/2025	2,935,000	3,187,396
Sumitomo Mitsui Banking Corp. (Japan), 3.65%, 07/23/2025	1,350,000	1,458,535
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.35%, 01/15/2025	3,400,000	3,487,316
1.47%, 07/08/2025	6,450,000	6,442,106
Truist Bank
1.50%, 03/10/2025	3,350,000	3,387,488
3.63%, 09/16/2025	3,300,000	3,552,812
Truist Financial Corp.
4.00%, 05/01/2025	2,273,000	2,464,502
3.70%, 06/05/2025(b)	2,667,000	2,887,324
1.20%, 08/05/2025(b)	2,006,000	1,999,910
U.S. Bank N.A., 2.05%, 01/21/2025	2,650,000	2,726,282
US Bancorp, 1.45%, 05/12/2025	4,063,000	4,096,963
Wells Fargo & Co.
3.00%, 02/19/2025	6,676,000	6,970,977
3.55%, 09/29/2025	6,669,000	7,156,932
		152,688,693
Beverages-1.13%
Diageo Capital PLC (United Kingdom), 1.38%, 09/29/2025(b)	2,000,000	2,001,956
Keurig Dr Pepper, Inc., 3.40%, 11/15/2025	1,339,000	1,429,128
PepsiCo, Inc.
2.25%, 03/19/2025(b)	4,002,000	4,135,798
2.75%, 04/30/2025	2,672,000	2,801,620
3.50%, 07/17/2025	1,866,000	2,005,961
		12,374,463
Biotechnology-2.48%
AbbVie, Inc., 3.60%, 05/14/2025	10,108,000	10,776,340
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Biotechnology-(continued)
Amgen, Inc.
1.90%, 02/21/2025(b)	$1,339,000	$1,360,221
3.13%, 05/01/2025	2,668,000	2,808,295
Baxalta, Inc., 4.00%, 06/23/2025	2,135,000	2,306,175
Biogen, Inc., 4.05%, 09/15/2025	4,673,000	5,083,041
Gilead Sciences, Inc., 3.50%, 02/01/2025	4,673,000	4,958,223
		27,292,295
Building Products-0.13%
Fortune Brands Home & Security, Inc., 4.00%, 06/15/2025	1,334,000	1,442,810
Capital Markets-7.88%
Ameriprise Financial, Inc., 3.00%, 04/02/2025	1,609,000	1,693,443
Ares Capital Corp.
4.25%, 03/01/2025	1,601,000	1,690,976
3.25%, 07/15/2025	3,341,000	3,443,624
Bank of New York Mellon Corp. (The)
1.60%, 04/24/2025	3,358,000	3,395,573
Series G, 3.00%, 02/24/2025	2,057,000	2,175,776
Brookfield Asset Management, Inc. (Canada), 4.00%, 01/15/2025(b)	1,339,000	1,443,272
Charles Schwab Corp. (The)
4.20%, 03/24/2025	1,605,000	1,756,268
3.85%, 05/21/2025	2,099,000	2,274,582
CME Group, Inc., 3.00%, 03/15/2025	2,002,000	2,111,911
Credit Suisse AG (Switzerland), 2.95%, 04/09/2025	3,900,000	4,101,626
Deutsche Bank AG (Germany), 4.50%, 04/01/2025(b)	3,000,000	3,204,661
Goldman Sachs Group, Inc. (The)
3.50%, 01/23/2025	6,674,000	7,064,176
3.50%, 04/01/2025	9,339,000	9,914,235
3.75%, 05/22/2025	6,101,000	6,525,813
4.25%, 10/21/2025	5,335,000	5,808,686
Moody’s Corp., 3.75%, 03/24/2025(b)	1,865,000	1,998,452
Morgan Stanley
4.00%, 07/23/2025	8,004,000	8,691,757
5.00%, 11/24/2025	5,438,000	6,085,815
Nomura Holdings, Inc. (Japan), 1.85%, 07/16/2025	4,000,000	4,021,064
Northern Trust Corp., 3.95%, 10/30/2025	2,005,000	2,211,900
Owl Rock Capital Corp., 3.75%, 07/22/2025(b)	1,339,000	1,392,141
S&P Global, Inc., 4.00%, 06/15/2025	1,831,000	1,994,076
State Street Corp., 3.55%, 08/18/2025	3,435,000	3,728,527
		86,728,354
Chemicals-0.71%
Air Products and Chemicals, Inc., 1.50%, 10/15/2025	1,599,000	1,611,663
Eastman Chemical Co., 3.80%, 03/15/2025	1,865,000	2,000,676
EI du Pont de Nemours and Co., 1.70%, 07/15/2025	1,330,000	1,345,800
LYB International Finance III LLC, 1.25%, 10/01/2025	1,325,000	1,309,540
Nutrien Ltd. (Canada), 3.38%, 03/15/2025(b)	1,423,000	1,521,623
		7,789,302
Commercial Services & Supplies-0.37%
Republic Services, Inc., 3.20%, 03/15/2025	1,330,000	1,403,143
	Principal Amount	Value
Commercial Services & Supplies-(continued)
Waste Management, Inc.
3.13%, 03/01/2025	$1,340,000	$1,413,562
0.75%, 11/15/2025(b)	1,330,000	1,297,080
		4,113,785
Communications Equipment-0.13%
Cisco Systems, Inc., 3.50%, 06/15/2025(b)	1,338,000	1,446,867
Consumer Finance-1.82%
Ally Financial, Inc.
4.63%, 03/30/2025	1,413,000	1,544,186
5.80%, 05/01/2025(b)	2,002,000	2,261,984
5.75%, 11/20/2025	2,159,000	2,447,584
Capital One Financial Corp.
3.20%, 02/05/2025	2,672,000	2,823,779
4.25%, 04/30/2025	2,030,000	2,207,186
4.20%, 10/29/2025	4,000,000	4,358,928
Discover Financial Services, 3.75%, 03/04/2025	1,337,000	1,421,795
Synchrony Financial, 4.50%, 07/23/2025	2,671,000	2,902,334
		19,967,776
Containers & Packaging-0.16%
WRKCo, Inc., 3.75%, 03/15/2025	1,600,000	1,719,590
Diversified Consumer Services-0.12%
Yale University, Series 2020, 0.87%, 04/15/2025	1,318,000	1,314,585
Diversified Financial Services-1.56%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.50%, 01/15/2025	2,202,000	2,304,051
6.50%, 07/15/2025	3,361,000	3,851,367
4.45%, 10/01/2025	1,953,000	2,113,912
Berkshire Hathaway Energy Co., 4.05%, 04/15/2025(b)	3,320,000	3,616,143
GE Capital Funding LLC, 3.45%, 05/15/2025(b)	3,600,000	3,845,142
National Rural Utilities Cooperative Finance Corp., 2.85%, 01/27/2025(b)	1,325,000	1,385,917
		17,116,532
Diversified Telecommunication Services-1.48%
AT&T, Inc.
3.95%, 01/15/2025	1,460,000	1,566,859
3.40%, 05/15/2025(b)	6,300,000	6,691,391
Verizon Communications, Inc.
3.38%, 02/15/2025	3,624,000	3,850,095
0.85%, 11/20/2025	4,340,000	4,221,799
		16,330,144
Electric Utilities-2.49%
Avangrid, Inc., 3.20%, 04/15/2025	2,006,000	2,119,170
Duke Energy Corp., 0.90%, 09/15/2025	1,735,000	1,690,958
Duke Energy Progress LLC, 3.25%, 08/15/2025	1,331,000	1,419,825
Entergy Corp., 0.90%, 09/15/2025(b)	2,135,000	2,080,038
Exelon Corp., 3.95%, 06/15/2025	2,150,000	2,311,472
Exelon Generation Co. LLC, 3.25%, 06/01/2025	2,404,000	2,529,149
Florida Power & Light Co.
2.85%, 04/01/2025	2,998,000	3,140,131
3.13%, 12/01/2025	1,587,000	1,693,271

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
NextEra Energy Capital Holdings, Inc., 2.75%, 05/01/2025	$3,338,000	$3,478,453
Pacific Gas and Electric Co., 3.45%, 07/01/2025	2,284,000	2,376,998
Pinnacle West Capital Corp., 1.30%, 06/15/2025(b)	1,330,000	1,314,964
Southern Power Co., 4.15%, 12/01/2025	1,333,000	1,458,720
Xcel Energy, Inc., 3.30%, 06/01/2025(b)	1,704,000	1,799,352
		27,412,501
Electrical Equipment-0.13%
Emerson Electric Co., 3.15%, 06/01/2025	1,378,000	1,465,429
Energy Equipment & Services-0.38%
Halliburton Co., 3.80%, 11/15/2025(b)	2,671,000	2,893,455
Schlumberger Finance Canada Ltd., 1.40%, 09/17/2025	1,330,000	1,338,273
		4,231,728
Entertainment-0.64%
TWDC Enterprises 18 Corp., 3.15%, 09/17/2025	1,984,000	2,109,234
Walt Disney Co. (The), 3.35%, 03/24/2025	4,671,000	4,967,038
		7,076,272
Equity REITs-3.28%
Alexandria Real Estate Equities, Inc., 3.45%, 04/30/2025	1,601,000	1,713,805
American Tower Corp.
2.40%, 03/15/2025	2,000,000	2,050,364
4.00%, 06/01/2025	2,001,000	2,152,277
1.30%, 09/15/2025	1,318,000	1,300,909
AvalonBay Communities, Inc., 3.45%, 06/01/2025	1,404,000	1,496,737
Boston Properties L.P., 3.20%, 01/15/2025	2,271,000	2,386,164
Brixmor Operating Partnership L.P., 3.85%, 02/01/2025	1,868,000	1,990,405
Crown Castle International Corp., 1.35%, 07/15/2025	1,338,000	1,325,740
Equinix, Inc., 1.00%, 09/15/2025(b)	1,867,000	1,815,396
Essex Portfolio L.P., 3.50%, 04/01/2025	1,338,000	1,421,543
GLP Capital L.P./GLP Financing II, Inc., 5.25%, 06/01/2025	2,264,000	2,494,056
Healthpeak Properties, Inc., 4.00%, 06/01/2025	1,803,000	1,952,624
Host Hotels & Resorts L.P., Series E, 4.00%, 06/15/2025	1,278,000	1,357,020
Kimco Realty Corp., 3.30%, 02/01/2025	1,332,000	1,408,923
Realty Income Corp., 3.88%, 04/15/2025	1,337,000	1,450,419
Simon Property Group L.P., 3.50%, 09/01/2025	3,003,000	3,216,695
SITE Centers Corp., 3.63%, 02/01/2025	1,219,000	1,282,997
Ventas Realty L.P., 3.50%, 02/01/2025	1,604,000	1,698,800
Welltower, Inc., 4.00%, 06/01/2025	3,333,000	3,595,739
		36,110,613
Food & Staples Retailing-0.91%
Sysco Corp.
3.55%, 03/15/2025(b)	1,339,000	1,426,952
5.65%, 04/01/2025	2,006,000	2,262,500
3.75%, 10/01/2025(b)	2,005,000	2,158,048
Walmart, Inc., 3.55%, 06/26/2025(b)	3,800,000	4,132,338
		9,979,838
	Principal Amount	Value
Food Products-1.25%
Bunge Ltd. Finance Corp., 1.63%, 08/17/2025	$1,935,000	$1,937,546
Campbell Soup Co., 3.95%, 03/15/2025	2,268,000	2,439,210
General Mills, Inc., 4.00%, 04/17/2025	2,136,000	2,311,064
JM Smucker Co. (The), 3.50%, 03/15/2025	2,670,000	2,843,658
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025(b)	1,999,000	2,202,222
Mondelez International, Inc., 1.50%, 05/04/2025	2,005,000	2,010,146
		13,743,846
Health Care Equipment & Supplies-1.88%
Abbott Laboratories, 2.95%, 03/15/2025	2,666,000	2,815,561
Boston Scientific Corp.
3.85%, 05/15/2025	1,393,000	1,498,152
1.90%, 06/01/2025	1,338,000	1,355,741
Medtronic, Inc., 3.50%, 03/15/2025	5,132,000	5,494,695
Stryker Corp.
1.15%, 06/15/2025(b)	1,731,000	1,719,870
3.38%, 11/01/2025	2,002,000	2,142,427
Zimmer Biomet Holdings, Inc., 3.55%, 04/01/2025	5,339,000	5,670,973
		20,697,419
Health Care Providers & Services-4.64%
AmerisourceBergen Corp., 3.25%, 03/01/2025(b)	1,380,000	1,454,606
Anthem, Inc., 2.38%, 01/15/2025	3,336,000	3,437,011
Cardinal Health, Inc., 3.75%, 09/15/2025	1,332,000	1,432,918
Cigna Corp.
3.25%, 04/15/2025	2,018,000	2,126,244
4.13%, 11/15/2025	5,867,000	6,411,855
CVS Health Corp.
4.10%, 03/25/2025(b)	2,538,000	2,745,810
3.88%, 07/20/2025	7,646,000	8,247,191
HCA, Inc.
5.38%, 02/01/2025	7,050,000	7,698,600
5.25%, 04/15/2025	3,740,000	4,161,590
Humana, Inc., 4.50%, 04/01/2025	1,600,000	1,751,151
Laboratory Corp. of America Holdings, 3.60%, 02/01/2025	2,669,000	2,834,116
McKesson Corp., 0.90%, 12/03/2025	1,330,000	1,292,608
Quest Diagnostics, Inc., 3.50%, 03/30/2025	1,602,000	1,705,872
UnitedHealth Group, Inc., 3.75%, 07/15/2025	5,333,000	5,790,742
		51,090,314
Hotels, Restaurants & Leisure-1.31%
Booking Holdings, Inc., 3.65%, 03/15/2025	1,325,000	1,414,592
Las Vegas Sands Corp., 2.90%, 06/25/2025	1,327,000	1,343,871
Marriott International, Inc., Series EE, 5.75%, 05/01/2025	2,274,000	2,569,033
McDonald’s Corp.
3.38%, 05/26/2025	1,867,000	1,991,145
3.30%, 07/01/2025	2,004,000	2,136,022
1.45%, 09/01/2025(b)	1,330,000	1,338,249
Starbucks Corp., 3.80%, 08/15/2025(b)	3,337,000	3,609,539
		14,402,451

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Household Durables-0.26%
DR Horton, Inc., 2.60%, 10/15/2025	$1,331,000	$1,382,372
Lennar Corp., 4.75%, 05/30/2025	1,332,000	1,463,828
		2,846,200
Household Products-0.24%
Procter & Gamble Co. (The), 0.55%, 10/29/2025(b)	2,658,000	2,597,312
Industrial Conglomerates-1.46%
3M Co.
2.00%, 02/14/2025	2,004,000	2,054,849
2.65%, 04/15/2025	1,332,000	1,393,874
3.00%, 08/07/2025	1,561,000	1,669,533
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/2025	5,225,000	5,650,802
Honeywell International, Inc., 1.35%, 06/01/2025	3,410,000	3,428,055
Roper Technologies, Inc., 1.00%, 09/15/2025	1,865,000	1,823,258
		16,020,371
Insurance-1.78%
Allstate Corp. (The), 0.75%, 12/15/2025	1,600,000	1,566,132
American International Group, Inc.
2.50%, 06/30/2025	4,008,000	4,150,928
3.75%, 07/10/2025	3,332,000	3,584,808
Aon PLC, 3.88%, 12/15/2025	2,001,000	2,176,745
Chubb INA Holdings, Inc., 3.15%, 03/15/2025(b)	2,120,000	2,255,239
CNO Financial Group, Inc., 5.25%, 05/30/2025	1,366,000	1,524,374
Marsh & McLennan Cos., Inc., 3.50%, 03/10/2025	1,403,000	1,493,123
MetLife, Inc.
3.00%, 03/01/2025(b)	1,333,000	1,411,760
3.60%, 11/13/2025(b)	1,335,000	1,446,689
		19,609,798
Interactive Media & Services-0.25%
Alphabet, Inc., 0.45%, 08/15/2025(b)	2,760,000	2,697,896
Internet & Direct Marketing Retail-0.89%
Amazon.com, Inc.
0.80%, 06/03/2025	3,301,000	3,255,048
5.20%, 12/03/2025	2,307,000	2,641,533
eBay, Inc., 1.90%, 03/11/2025	2,132,000	2,160,997
QVC, Inc., 4.45%, 02/15/2025(b)	1,597,000	1,679,804
		9,737,382
IT Services-2.41%
Automatic Data Processing, Inc., 3.38%, 09/15/2025	2,671,000	2,871,321
Fiserv, Inc., 3.85%, 06/01/2025	2,400,000	2,572,879
International Business Machines Corp., 7.00%, 10/30/2025(b)	1,599,000	1,939,687
Mastercard, Inc., 2.00%, 03/03/2025	1,985,000	2,042,592
PayPal Holdings, Inc., 1.65%, 06/01/2025	2,671,000	2,700,096
VeriSign, Inc., 5.25%, 04/01/2025	1,331,000	1,473,883
Visa, Inc., 3.15%, 12/14/2025(b)	10,771,000	11,536,788
Western Union Co. (The), 2.85%, 01/10/2025	1,330,000	1,384,096
		26,521,342
	Principal Amount	Value
Life Sciences Tools & Services-0.42%
Danaher Corp., 3.35%, 09/15/2025(b)	$1,331,000	$1,432,179
Thermo Fisher Scientific, Inc., 4.13%, 03/25/2025(b)	2,936,000	3,181,435
		4,613,614
Machinery-1.47%
Caterpillar Financial Services Corp.
1.45%, 05/15/2025	1,517,000	1,525,682
0.80%, 11/13/2025(b)	2,568,000	2,522,517
Cummins, Inc., 0.75%, 09/01/2025(b)	1,275,000	1,255,609
Deere & Co., 2.75%, 04/15/2025(b)	1,992,000	2,087,649
John Deere Capital Corp.
2.05%, 01/09/2025	1,361,000	1,402,204
3.45%, 03/13/2025	2,300,000	2,468,234
Otis Worldwide Corp., 2.06%, 04/05/2025	3,465,000	3,531,180
Wabtec Corp., 3.20%, 06/15/2025	1,339,000	1,407,841
		16,200,916
Media-2.70%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	12,103,000	13,364,930
Comcast Corp.
3.38%, 02/15/2025(b)	2,648,000	2,809,526
3.10%, 04/01/2025	2,133,000	2,252,654
3.38%, 08/15/2025	4,003,000	4,267,042
Fox Corp., 3.05%, 04/07/2025	1,598,000	1,683,739
ViacomCBS, Inc.
3.50%, 01/15/2025	1,591,000	1,687,502
4.75%, 05/15/2025	3,337,000	3,684,629
		29,750,022
Metals & Mining-0.13%
Nucor Corp., 2.00%, 06/01/2025	1,399,000	1,422,880
Multiline Retail-0.77%
Dollar General Corp., 4.15%, 11/01/2025(b)	1,333,000	1,459,334
Dollar Tree, Inc., 4.00%, 05/15/2025	2,672,000	2,881,735
Target Corp., 2.25%, 04/15/2025	4,001,000	4,128,753
		8,469,822
Multi-Utilities-0.93%
Dominion Energy, Inc., 3.90%, 10/01/2025	2,000,000	2,165,044
DTE Energy Co., Series F, 1.05%, 06/01/2025	2,138,000	2,103,142
NiSource, Inc., 0.95%, 08/15/2025	3,408,000	3,327,207
Public Service Enterprise Group, Inc., 0.80%, 08/15/2025	1,464,000	1,424,711
WEC Energy Group, Inc., 3.55%, 06/15/2025	1,118,000	1,190,178
		10,210,282
Oil, Gas & Consumable Fuels-10.24%
BP Capital Markets America, Inc., 3.19%, 04/06/2025	1,999,000	2,109,487
BP Capital Markets PLC (United Kingdom), 3.51%, 03/17/2025	2,667,000	2,840,592
Canadian Natural Resources Ltd. (Canada)
3.90%, 02/01/2025	1,603,000	1,707,665
2.05%, 07/15/2025(b)	1,603,000	1,623,960
Cenovus Energy, Inc. (Canada), 5.38%, 07/15/2025(b)	2,648,000	2,944,927
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/2025	3,999,000	4,458,328

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Chevron Corp.
1.55%, 05/11/2025	$6,721,000	$6,774,815
3.33%, 11/17/2025	1,983,000	2,122,574
Chevron USA, Inc., 0.69%, 08/12/2025	1,993,000	1,954,227
Columbia Pipeline Group, Inc., 4.50%, 06/01/2025	2,668,000	2,923,938
Devon Energy Corp., 5.85%, 12/15/2025	1,351,000	1,550,487
Diamondback Energy, Inc., 4.75%, 05/31/2025(b)	1,334,000	1,467,944
Enbridge Energy Partners L.P., 5.88%, 10/15/2025	1,332,000	1,524,074
Enbridge, Inc. (Canada), 2.50%, 01/15/2025(b)	1,330,000	1,369,859
Energy Transfer L.P., 4.05%, 03/15/2025	2,667,000	2,834,039
Enterprise Products Operating LLC, 3.75%, 02/15/2025(b)	2,988,000	3,191,386
EOG Resources, Inc., 3.15%, 04/01/2025	1,326,000	1,400,479
Equinor ASA (Norway), 2.88%, 04/06/2025	3,400,000	3,566,270
Exxon Mobil Corp.
2.71%, 03/06/2025	4,632,000	4,835,987
2.99%, 03/19/2025	7,443,000	7,841,088
Kinder Morgan, Inc., 4.30%, 06/01/2025(b)	4,003,000	4,341,366
Marathon Petroleum Corp., 4.70%, 05/01/2025	3,339,000	3,658,683
MPLX L.P.
4.00%, 02/15/2025	1,336,000	1,430,219
4.88%, 06/01/2025	3,170,000	3,479,235
ONEOK Partners L.P., 4.90%, 03/15/2025	1,334,000	1,465,174
Phillips 66, 3.85%, 04/09/2025	1,735,000	1,859,694
Phillips 66 Partners L.P., 3.61%, 02/15/2025	1,333,000	1,412,425
Plains All American Pipeline L.P./PAA Finance Corp., 4.65%, 10/15/2025	2,666,000	2,912,426
Sabine Pass Liquefaction LLC, 5.63%, 03/01/2025	5,440,000	6,071,189
Shell International Finance B.V. (Netherlands)
2.38%, 04/06/2025	4,069,000	4,219,286
3.25%, 05/11/2025	7,381,000	7,869,510
Spectra Energy Partners L.P., 3.50%, 03/15/2025	1,330,000	1,407,522
Suncor Energy, Inc. (Canada), 3.10%, 05/15/2025(b)	1,454,000	1,526,487
TotalEnergies Capital International S.A. (France), 2.43%, 01/10/2025	2,744,000	2,845,884
Valero Energy Corp.
3.65%, 03/15/2025	1,698,000	1,816,361
2.85%, 04/15/2025	2,807,000	2,916,691
Williams Cos., Inc. (The)
3.90%, 01/15/2025	2,004,000	2,144,468
4.00%, 09/15/2025	2,005,000	2,169,713
		112,588,459
Personal Products-0.13%
Unilever Capital Corp. (United Kingdom), 3.10%, 07/30/2025	1,309,000	1,396,327
Pharmaceuticals-4.01%
AstraZeneca PLC (United Kingdom), 3.38%, 11/16/2025	5,434,000	5,833,433
Bristol-Myers Squibb Co.
3.88%, 08/15/2025	4,847,000	5,262,891
0.75%, 11/13/2025(b)	2,670,000	2,609,391
Eli Lilly and Co., 2.75%, 06/01/2025	1,493,000	1,570,759
	Principal Amount	Value
Pharmaceuticals-(continued)
GlaxoSmithKline Capital, Inc. (United Kingdom), 3.63%, 05/15/2025	$2,672,000	$2,883,275
Johnson & Johnson
2.63%, 01/15/2025(b)	2,002,000	2,095,125
0.55%, 09/01/2025	2,554,000	2,491,131
Merck & Co., Inc., 2.75%, 02/10/2025(b)	6,606,000	6,903,193
Novartis Capital Corp. (Switzerland)
1.75%, 02/14/2025	2,669,000	2,716,720
3.00%, 11/20/2025(b)	4,625,000	4,908,995
Pfizer, Inc., 0.80%, 05/28/2025	1,999,000	1,976,427
Royalty Pharma PLC, 1.20%, 09/02/2025(b)	2,670,000	2,622,054
Zoetis, Inc., 4.50%, 11/13/2025	2,004,000	2,226,470
		44,099,864
Professional Services-0.24%
Verisk Analytics, Inc., 4.00%, 06/15/2025	2,400,000	2,603,634
Road & Rail-0.72%
Burlington Northern Santa Fe LLC, 3.00%, 04/01/2025(b)	1,325,000	1,402,983
Canadian Pacific Railway Co. (Canada), 2.90%, 02/01/2025(b)	1,824,000	1,913,498
CSX Corp., 3.35%, 11/01/2025(b)	1,604,000	1,722,253
Union Pacific Corp.
3.75%, 07/15/2025	1,328,000	1,440,090
3.25%, 08/15/2025	1,335,000	1,426,610
		7,905,434
Semiconductors & Semiconductor Equipment-2.38%
Applied Materials, Inc., 3.90%, 10/01/2025	1,854,000	2,032,932
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.13%, 01/15/2025	2,245,000	2,352,490
Broadcom, Inc., 4.70%, 04/15/2025	3,157,000	3,475,432
Intel Corp.
3.40%, 03/25/2025(b)	4,009,000	4,271,425
3.70%, 07/29/2025	6,104,000	6,614,514
Lam Research Corp., 3.80%, 03/15/2025	1,384,000	1,493,801
QUALCOMM, Inc., 3.45%, 05/20/2025	3,664,000	3,918,817
Texas Instruments, Inc., 1.38%, 03/12/2025	2,000,000	2,020,526
		26,179,937
Software-3.57%
Adobe, Inc.
1.90%, 02/01/2025	1,307,000	1,336,488
3.25%, 02/01/2025(b)	2,648,000	2,807,363
Intuit, Inc., 0.95%, 07/15/2025(b)	1,330,000	1,315,356
Microsoft Corp.
2.70%, 02/12/2025(b)	5,953,000	6,238,751
3.13%, 11/03/2025(b)	8,132,000	8,686,266
Oracle Corp.
2.50%, 04/01/2025	9,446,000	9,748,553
2.95%, 05/15/2025	6,669,000	6,979,096
VMware, Inc., 4.50%, 05/15/2025	2,001,000	2,189,606
		39,301,479
Specialty Retail-1.37%
AutoZone, Inc., 3.63%, 04/15/2025(b)	1,339,000	1,431,548
Dell International LLC/EMC Corp., 5.85%, 07/15/2025	2,630,000	3,011,864
Home Depot, Inc. (The), 3.35%, 09/15/2025	2,651,000	2,845,978
Leidos, Inc., 3.63%, 05/15/2025	1,330,000	1,420,580

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Specialty Retail-(continued)
Lowe’s Cos., Inc.
4.00%, 04/15/2025(b)	$2,002,000	$2,171,612
3.38%, 09/15/2025	2,005,000	2,142,931
Ross Stores, Inc., 4.60%, 04/15/2025	1,871,000	2,058,314
		15,082,827
Technology Hardware, Storage & Peripherals-2.98%
Apple, Inc.
2.75%, 01/13/2025(b)	4,063,000	4,253,953
2.50%, 02/09/2025(b)	3,961,000	4,133,629
1.13%, 05/11/2025(b)	5,948,000	5,942,244
3.20%, 05/13/2025	5,334,000	5,684,884
0.55%, 08/20/2025(b)	3,398,000	3,321,986
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025(b)	6,653,000	7,408,380
NetApp, Inc., 1.88%, 06/22/2025	1,998,000	2,028,383
		32,773,459
Textiles, Apparel & Luxury Goods-0.62%
NIKE, Inc., 2.40%, 03/27/2025	2,666,000	2,777,534
Tapestry, Inc., 4.25%, 04/01/2025	1,605,000	1,745,327
VF Corp., 2.40%, 04/23/2025	2,247,000	2,320,244
		6,843,105
Thrifts & Mortgage Finance-0.15%
Radian Group, Inc., 6.63%, 03/15/2025(b)	1,499,000	1,639,186
Tobacco-1.22%
Altria Group, Inc., 2.35%, 05/06/2025	2,002,000	2,059,203
Philip Morris International, Inc.
1.50%, 05/01/2025	2,000,000	2,013,716
3.38%, 08/11/2025	2,006,000	2,137,561
Reynolds American, Inc. (United Kingdom), 4.45%, 06/12/2025	6,673,000	7,224,737
		13,435,217
Trading Companies & Distributors-0.71%
Air Lease Corp.
2.30%, 02/01/2025	2,057,000	2,090,195
3.25%, 03/01/2025	1,868,000	1,948,040
3.38%, 07/01/2025	2,269,000	2,381,166
WW Grainger, Inc., 1.85%, 02/15/2025	1,337,000	1,365,681
		7,785,082
	Principal Amount	Value
Water Utilities-0.14%
American Water Capital Corp., 3.40%, 03/01/2025	$1,406,000	$1,494,050
Wireless Telecommunication Services-0.58%
Rogers Communications, Inc. (Canada), 3.63%, 12/15/2025	1,865,000	1,993,778
Vodafone Group PLC (United Kingdom), 4.13%, 05/30/2025	3,999,000	4,353,496
		6,347,274
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,076,081,283)		1,087,068,423
	Shares
Money Market Funds-0.44%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $4,815,475)	4,815,475	4,815,475
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.27% (Cost $1,080,896,758)		1,091,883,898
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.42%
Invesco Private Government Fund, 0.02%(c)(d)(e)	15,830,638	15,830,638
Invesco Private Prime Fund, 0.11%(c)(d)(e)	43,791,628	43,804,765
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $59,638,835)		59,635,403
TOTAL INVESTMENTS IN SECURITIES-104.69% (Cost $1,140,535,593)		1,151,519,301
OTHER ASSETS LESS LIABILITIES-(4.69)%		(51,589,205)
NET ASSETS-100.00%		$1,099,930,096

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2021.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$960,043	$30,263,965	$(26,408,533)	$-	$-	$4,815,475	$411
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
November 30, 2021
(Unaudited)
	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$19,985,236	$15,881,675	$(20,036,273)	$-	$-	$15,830,638	$976*
Invesco Private Prime Fund	46,632,217	27,821,831	(30,644,617)	(3,432)	(1,234)	43,804,765	12,015*
Total	$67,577,496	$73,967,471	$(77,089,423)	$(3,432)	$(1,234)	$64,450,878	$13,402

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)
November 30, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.84%
Aerospace & Defense-1.35%
Boeing Co. (The), 2.75%, 02/01/2026	$2,273,000	$2,335,722
General Dynamics Corp.
1.15%, 06/01/2026	760,000	754,202
2.13%, 08/15/2026	898,000	925,406
Lockheed Martin Corp., 3.55%, 01/15/2026	3,256,000	3,527,553
Raytheon Technologies Corp., 2.65%, 11/01/2026	1,099,000	1,156,002
		8,698,885
Air Freight & Logistics-0.36%
FedEx Corp., 3.25%, 04/01/2026	1,298,000	1,393,628
United Parcel Service, Inc., 2.40%, 11/15/2026	902,000	947,448
		2,341,076
Airlines-0.33%
Delta Air Lines, Inc., 7.38%, 01/15/2026(b)	1,832,000	2,121,855
Automobiles-2.16%
American Honda Finance Corp.
1.30%, 09/09/2026	1,150,000	1,134,317
2.30%, 09/09/2026	898,000	930,423
General Motors Financial Co., Inc.
1.25%, 01/08/2026	2,274,000	2,220,414
5.25%, 03/01/2026	2,033,000	2,288,775
1.50%, 06/10/2026	1,910,000	1,876,419
4.00%, 10/06/2026	1,222,000	1,323,635
Toyota Motor Corp. (Japan), 1.34%, 03/25/2026	1,600,000	1,590,190
Toyota Motor Credit Corp.
0.80%, 01/09/2026(b)	1,068,000	1,040,867
1.13%, 06/18/2026	1,510,000	1,483,850
		13,888,890
Banks-18.33%
Bank of America Corp.
4.45%, 03/03/2026	3,298,000	3,632,097
3.50%, 04/19/2026	3,854,000	4,155,122
4.25%, 10/22/2026	3,254,000	3,591,225
Bank of Nova Scotia (The) (Canada)
1.05%, 03/02/2026	1,450,000	1,421,990
1.35%, 06/24/2026(b)	1,135,000	1,122,731
1.30%, 09/15/2026(b)	1,400,000	1,375,391
Barclays PLC (United Kingdom), 5.20%, 05/12/2026(b)	3,400,000	3,824,269
BPCE S.A. (France), 3.38%, 12/02/2026	800,000	860,160
Citigroup, Inc.
3.70%, 01/12/2026	3,301,000	3,576,091
4.60%, 03/09/2026	2,504,000	2,769,360
3.40%, 05/01/2026	3,298,000	3,551,479
3.20%, 10/21/2026	4,879,000	5,184,408
4.30%, 11/20/2026	1,697,000	1,873,097
Cooperatieve Rabobank U.A. (Netherlands), 3.75%, 07/21/2026	2,550,000	2,757,465
Fifth Third Bank N.A., 3.85%, 03/15/2026	1,225,000	1,330,140
HSBC Holdings PLC (United Kingdom)
4.30%, 03/08/2026	4,905,000	5,385,769
4.38%, 11/23/2026	2,500,000	2,735,494
	Principal Amount	Value
Banks-(continued)
JPMorgan Chase & Co.
3.30%, 04/01/2026	$4,103,000	$4,379,602
3.20%, 06/15/2026	2,896,000	3,078,021
2.95%, 10/01/2026	4,736,000	4,997,947
7.63%, 10/15/2026	905,000	1,149,175
4.13%, 12/15/2026	3,027,000	3,350,175
KeyBank N.A., 3.40%, 05/20/2026	1,050,000	1,130,512
Lloyds Banking Group PLC (United Kingdom), 4.65%, 03/24/2026	2,500,000	2,760,992
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.85%, 03/01/2026	4,030,000	4,390,838
2.76%, 09/13/2026	1,700,000	1,775,737
Mizuho Financial Group, Inc. (Japan), 2.84%, 09/13/2026(b)	1,600,000	1,677,520
NatWest Group PLC (United Kingdom), 4.80%, 04/05/2026	2,500,000	2,789,734
PNC Financial Services Group, Inc. (The), 1.15%, 08/13/2026(b)	1,060,000	1,045,919
Royal Bank of Canada (Canada), 1.15%, 07/14/2026	1,140,000	1,118,900
Sumitomo Mitsui Financial Group, Inc. (Japan)
0.95%, 01/12/2026	1,600,000	1,560,373
3.78%, 03/09/2026	2,500,000	2,710,011
2.63%, 07/14/2026	3,404,000	3,536,849
1.40%, 09/17/2026	1,455,000	1,426,255
3.01%, 10/19/2026	2,496,000	2,644,054
Truist Bank
3.30%, 05/15/2026	1,200,000	1,286,255
3.80%, 10/30/2026	1,400,000	1,535,438
U.S. Bancorp
Series V, 2.38%, 07/22/2026(b)	2,201,000	2,292,355
Series W, 3.10%, 04/27/2026	1,698,000	1,804,555
Wells Fargo & Co.
3.00%, 04/22/2026	5,699,000	5,985,694
4.10%, 06/03/2026	4,000,000	4,367,400
3.00%, 10/23/2026	5,696,000	6,001,214
		117,941,813
Beverages-1.63%
Anheuser-Busch InBev Finance, Inc. (Belgium), 3.65%, 02/01/2026	2,658,000	2,866,656
Constellation Brands, Inc., 3.70%, 12/06/2026	978,000	1,060,111
Molson Coors Beverage Co., 3.00%, 07/15/2026	3,251,000	3,412,164
PepsiCo, Inc.
2.85%, 02/24/2026	1,298,000	1,380,130
2.38%, 10/06/2026	1,702,000	1,782,772
		10,501,833
Biotechnology-3.52%
AbbVie, Inc.
3.20%, 05/14/2026	3,251,000	3,452,234
2.95%, 11/21/2026	6,496,000	6,831,609
Amgen, Inc., 2.60%, 08/19/2026(b)	2,099,000	2,182,405
Gilead Sciences, Inc., 3.65%, 03/01/2026	4,501,000	4,857,556
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/2026	5,004,000	5,300,075
		22,623,879
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Building Products-0.13%
Johnson Controls International PLC, 3.90%, 02/14/2026	$785,000	$856,225
Capital Markets-7.91%
Ameriprise Financial, Inc., 2.88%, 09/15/2026(b)	1,002,000	1,062,094
Ares Capital Corp.
3.88%, 01/15/2026	2,002,000	2,110,077
2.15%, 07/15/2026	1,530,000	1,512,670
Bank of New York Mellon Corp. (The)
0.75%, 01/28/2026	1,070,000	1,043,802
2.80%, 05/04/2026	1,298,000	1,361,209
2.45%, 08/17/2026	1,300,000	1,357,313
1.05%, 10/15/2026(b)	767,000	750,473
Brookfield Finance, Inc. (Canada), 4.25%, 06/02/2026(b)	1,004,000	1,112,910
Charles Schwab Corp. (The)
0.90%, 03/11/2026	1,913,000	1,874,556
1.15%, 05/13/2026	1,580,000	1,564,028
Credit Suisse AG (Switzerland), 1.25%, 08/07/2026	2,590,000	2,529,009
Deutsche Bank AG (Germany), 1.69%, 03/19/2026(b)	1,250,000	1,248,500
FS KKR Capital Corp., 3.40%, 01/15/2026	1,698,000	1,733,532
Goldman Sachs BDC, Inc., 2.88%, 01/15/2026	896,000	918,118
Goldman Sachs Group, Inc. (The)
3.75%, 02/25/2026	2,904,000	3,131,087
3.50%, 11/16/2026	4,501,000	4,804,343
Morgan Stanley
3.88%, 01/27/2026	4,904,000	5,327,128
3.13%, 07/27/2026	4,903,000	5,195,584
6.25%, 08/09/2026	1,200,000	1,441,473
4.35%, 09/08/2026	3,501,000	3,879,046
Nasdaq, Inc., 3.85%, 06/30/2026	898,000	984,475
Nomura Holdings, Inc. (Japan), 1.65%, 07/14/2026	2,000,000	1,969,834
Owl Rock Capital Corp.
4.25%, 01/15/2026	905,000	956,282
3.40%, 07/15/2026	1,630,000	1,659,938
State Street Corp., 2.65%, 05/19/2026(b)	1,297,000	1,373,128
		50,900,609
Chemicals-0.94%
Ecolab, Inc., 2.70%, 11/01/2026	1,305,000	1,370,502
FMC Corp., 3.20%, 10/01/2026(b)	904,000	962,475
Linde, Inc., 3.20%, 01/30/2026	1,180,000	1,267,256
PPG Industries, Inc., 1.20%, 03/15/2026	1,070,000	1,050,593
Westlake Chemical Corp., 3.60%, 08/15/2026	1,296,000	1,396,840
		6,047,666
Commercial Services & Supplies-0.13%
Republic Services, Inc., 2.90%, 07/01/2026	816,000	855,185
Communications Equipment-0.83%
Cisco Systems, Inc.
2.95%, 02/28/2026	1,304,000	1,388,665
2.50%, 09/20/2026(b)	2,502,000	2,639,817
Hughes Satellite Systems Corp., 5.25%, 08/01/2026	1,220,000	1,329,129
		5,357,611
	Principal Amount	Value
Consumer Finance-0.84%
Capital One Financial Corp., 3.75%, 07/28/2026(b)	$2,501,000	$2,687,434
Discover Bank, 3.45%, 07/27/2026	1,650,000	1,753,026
Synchrony Financial, 3.70%, 08/04/2026	903,000	964,053
		5,404,513
Diversified Financial Services-1.57%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 1.75%, 01/30/2026(b)	1,450,000	1,423,371
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	4,101,000	4,391,559
Blackstone Secured Lending Fund
3.63%, 01/15/2026(b)	1,300,000	1,358,019
2.75%, 09/16/2026	1,200,000	1,204,144
National Rural Utilities Cooperative Finance Corp., 1.00%, 06/15/2026	920,000	899,787
Voya Financial, Inc., 3.65%, 06/15/2026(b)	732,000	796,910
		10,073,790
Diversified Telecommunication Services-1.70%
AT&T, Inc., 4.13%, 02/17/2026(b)	2,942,000	3,222,312
Verizon Communications, Inc.
1.45%, 03/20/2026(b)	4,160,000	4,130,674
2.63%, 08/15/2026	3,410,000	3,557,998
		10,910,984
Electric Utilities-3.56%
Cleco Corporate Holdings LLC, 3.74%, 05/01/2026	872,000	930,879
Commonwealth Edison Co., 2.55%, 06/15/2026(b)	899,000	939,285
Duke Energy Carolinas LLC, 2.95%, 12/01/2026	1,005,000	1,063,735
Duke Energy Corp., 2.65%, 09/01/2026	2,441,000	2,531,557
Emera US Finance L.P. (Canada), 3.55%, 06/15/2026	1,305,000	1,398,311
Entergy Arkansas LLC, 3.50%, 04/01/2026	889,000	959,441
Entergy Corp., 2.95%, 09/01/2026(b)	1,224,000	1,278,816
Exelon Corp., 3.40%, 04/15/2026(b)	1,224,000	1,306,000
Fortis, Inc. (Canada), 3.06%, 10/04/2026	1,790,000	1,875,279
Pacific Gas and Electric Co., 3.15%, 01/01/2026(b)	3,198,000	3,281,129
PPL Capital Funding, Inc., 3.10%, 05/15/2026(b)	1,096,000	1,154,761
Southern Co. (The), 3.25%, 07/01/2026	2,850,000	3,023,718
Southwestern Electric Power Co., Series N, 1.65%, 03/15/2026	840,000	836,835
Virginia Electric & Power Co., Series A, 3.15%, 01/15/2026	1,305,000	1,383,720
Xcel Energy, Inc., 3.35%, 12/01/2026	901,000	963,840
		22,927,306
Electrical Equipment-0.17%
Emerson Electric Co., 0.88%, 10/15/2026(b)	1,147,000	1,106,567
Electronic Equipment, Instruments & Components-0.27%
Avnet, Inc., 4.63%, 04/15/2026(b)	904,000	998,650
Jabil, Inc., 1.70%, 04/15/2026(b)	760,000	756,708
		1,755,358
Energy Equipment & Services-0.15%
Boardwalk Pipelines L.P., 5.95%, 06/01/2026	842,000	974,433

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Entertainment-1.12%
Activision Blizzard, Inc., 3.40%, 09/15/2026	$1,379,000	$1,478,930
TWDC Enterprises 18 Corp.
3.00%, 02/13/2026	1,517,000	1,604,145
1.85%, 07/30/2026(b)	1,627,000	1,644,823
Walt Disney Co. (The), 1.75%, 01/13/2026	2,434,000	2,455,430
		7,183,328
Equity REITs-4.86%
American Tower Corp.
4.40%, 02/15/2026	757,000	829,683
1.60%, 04/15/2026	1,070,000	1,057,350
1.45%, 09/15/2026	920,000	900,996
3.38%, 10/15/2026	1,627,000	1,727,819
Boston Properties L.P.
3.65%, 02/01/2026	1,524,000	1,640,587
2.75%, 10/01/2026	1,705,000	1,776,915
Brixmor Operating Partnership L.P., 4.13%, 06/15/2026	1,004,000	1,095,677
CBRE Services, Inc., 4.88%, 03/01/2026	980,000	1,102,759
Crown Castle International Corp.
4.45%, 02/15/2026	1,376,000	1,512,901
3.70%, 06/15/2026	1,220,000	1,311,910
1.05%, 07/15/2026	1,530,000	1,478,719
Equinix, Inc., 1.45%, 05/15/2026	1,070,000	1,045,718
ERP Operating L.P., 2.85%, 11/01/2026	900,000	949,170
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 04/15/2026	1,589,000	1,764,894
Healthpeak Properties, Inc., 3.25%, 07/15/2026	1,103,000	1,179,794
Kimco Realty Corp., 2.80%, 10/01/2026	816,000	857,708
LifeStorage L.P., 3.50%, 07/01/2026	1,003,000	1,080,105
Omega Healthcare Investors, Inc., 5.25%, 01/15/2026	1,005,000	1,123,925
Public Storage, 0.88%, 02/15/2026	760,000	742,766
Realty Income Corp.
4.88%, 06/01/2026	894,000	1,011,512
4.13%, 10/15/2026	1,104,000	1,232,704
Sabra Health Care L.P., 5.13%, 08/15/2026	813,000	900,745
Simon Property Group L.P.
3.30%, 01/15/2026	1,303,000	1,394,129
3.25%, 11/30/2026	1,221,000	1,309,458
Ventas Realty L.P., 4.13%, 01/15/2026	813,000	892,003
Welltower, Inc., 4.25%, 04/01/2026	1,204,000	1,327,083
		31,247,030
Food & Staples Retailing-1.36%
Kroger Co. (The)
3.50%, 02/01/2026	813,000	875,292
2.65%, 10/15/2026(b)	1,219,000	1,266,296
Sysco Corp., 3.30%, 07/15/2026	1,628,000	1,731,690
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026	2,588,000	2,753,033
Walmart, Inc., 1.05%, 09/17/2026(b)	2,165,000	2,142,857
		8,769,168
Food Products-1.54%
Archer-Daniels-Midland Co., 2.50%, 08/11/2026	1,630,000	1,704,207
Bunge Ltd. Finance Corp., 3.25%, 08/15/2026	1,141,000	1,215,422
Hershey Co. (The), 2.30%, 08/15/2026	812,000	846,615
Ingredion, Inc., 3.20%, 10/01/2026	900,000	961,411
	Principal Amount	Value
Food Products-(continued)
Kellogg Co., 3.25%, 04/01/2026	$1,135,000	$1,210,222
Kraft Heinz Foods Co. (The), 3.00%, 06/01/2026	3,096,000	3,228,510
McCormick & Co., Inc., 0.90%, 02/15/2026	760,000	736,850
		9,903,237
Gas Utilities-0.29%
National Fuel Gas Co., 5.50%, 01/15/2026	815,000	924,461
Southern California Gas Co., Series TT, 2.60%, 06/15/2026	905,000	945,562
		1,870,023
Health Care Equipment & Supplies-0.94%
Abbott Laboratories, 3.75%, 11/30/2026	2,765,000	3,051,071
Baxter International, Inc., 2.60%, 08/15/2026	1,138,000	1,181,228
Stryker Corp., 3.50%, 03/15/2026	1,702,000	1,829,379
		6,061,678
Health Care Providers & Services-3.32%
Anthem, Inc., 1.50%, 03/15/2026(b)	1,145,000	1,138,359
Cigna Corp.
4.50%, 02/25/2026	2,102,000	2,329,052
1.25%, 03/15/2026(b)	1,210,000	1,190,288
CVS Health Corp., 2.88%, 06/01/2026	2,846,000	2,985,495
HCA, Inc.
5.88%, 02/15/2026	2,504,000	2,809,864
5.25%, 06/15/2026	2,438,000	2,744,266
5.38%, 09/01/2026(b)	1,517,000	1,699,025
Laboratory Corp. of America Holdings, 1.55%, 06/01/2026	760,000	752,439
McKesson Corp., 1.30%, 08/15/2026	760,000	744,268
Quest Diagnostics, Inc., 3.45%, 06/01/2026	900,000	966,094
UnitedHealth Group, Inc.
1.25%, 01/15/2026	760,000	758,287
3.10%, 03/15/2026(b)	1,630,000	1,744,860
1.15%, 05/15/2026	1,530,000	1,511,859
		21,374,156
Hotels, Restaurants & Leisure-1.29%
Booking Holdings, Inc., 3.60%, 06/01/2026	1,704,000	1,848,433
Expedia Group, Inc., 5.00%, 02/15/2026	1,251,000	1,401,326
Marriott International, Inc., Series R, 3.13%, 06/15/2026	1,298,000	1,360,378
McDonald’s Corp., 3.70%, 01/30/2026	2,653,000	2,869,807
Starbucks Corp., 2.45%, 06/15/2026	815,000	849,487
		8,329,431
Household Durables-0.29%
DR Horton, Inc., 1.30%, 10/15/2026	920,000	900,550
PulteGroup, Inc., 5.50%, 03/01/2026	844,000	963,405
		1,863,955
Household Products-0.63%
Procter & Gamble Co. (The)
2.70%, 02/02/2026(b)	1,003,000	1,064,749
1.00%, 04/23/2026	1,530,000	1,516,903
2.45%, 11/03/2026	1,422,000	1,499,196
		4,080,848
Independent Power and Renewable Electricity Producers-0.18%
AES Corp. (The), 1.38%, 01/15/2026	1,220,000	1,182,787
Industrial Conglomerates-0.79%
3M Co., 2.25%, 09/19/2026(b)	1,096,000	1,135,700

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Industrial Conglomerates-(continued)
Honeywell International, Inc., 2.50%, 11/01/2026(b)	$2,605,000	$2,727,321
Roper Technologies, Inc., 3.80%, 12/15/2026	1,139,000	1,244,373
		5,107,394
Insurance-2.30%
Allstate Corp. (The), 3.28%, 12/15/2026	901,000	970,677
American International Group, Inc., 3.90%, 04/01/2026	2,442,000	2,665,163
Arch Capital Finance LLC, 4.01%, 12/15/2026	816,000	902,290
Chubb INA Holdings, Inc., 3.35%, 05/03/2026	2,505,000	2,700,976
CNA Financial Corp., 4.50%, 03/01/2026	902,000	1,006,211
Loews Corp., 3.75%, 04/01/2026	761,000	828,608
Manulife Financial Corp. (Canada), 4.15%, 03/04/2026	1,701,000	1,880,479
Marsh & McLennan Cos., Inc., 3.75%, 03/14/2026	1,004,000	1,091,913
Old Republic International Corp., 3.88%, 08/26/2026	904,000	990,429
Prudential Financial, Inc., 1.50%, 03/10/2026(b)	813,000	816,440
Trinity Acquisition PLC, 4.40%, 03/15/2026	880,000	966,680
		14,819,866
Interactive Media & Services-0.53%
Alphabet, Inc., 2.00%, 08/15/2026	3,300,000	3,400,835
Internet & Direct Marketing Retail-0.82%
Amazon.com, Inc., 1.00%, 05/12/2026(b)	4,200,000	4,154,785
eBay, Inc., 1.40%, 05/10/2026	1,144,000	1,129,563
		5,284,348
IT Services-2.67%
Broadridge Financial Solutions, Inc., 3.40%, 06/27/2026	902,000	968,049
DXC Technology Co., 1.80%, 09/15/2026	1,070,000	1,052,725
Fidelity National Information Services, Inc., 1.15%, 03/01/2026(b)	1,910,000	1,865,834
Fiserv, Inc., 3.20%, 07/01/2026	3,297,000	3,483,448
Global Payments, Inc.
1.20%, 03/01/2026(b)	1,680,000	1,629,907
4.80%, 04/01/2026	1,299,000	1,441,700
International Business Machines Corp., 3.45%, 02/19/2026	2,100,000	2,258,252
Mastercard, Inc., 2.95%, 11/21/2026	1,302,000	1,391,164
PayPal Holdings, Inc., 2.65%, 10/01/2026	2,099,000	2,207,791
Western Union Co. (The), 1.35%, 03/15/2026(b)	920,000	901,312
		17,200,182
Leisure Products-0.20%
Hasbro, Inc., 3.55%, 11/19/2026	1,205,000	1,296,078
Life Sciences Tools & Services-0.33%
Thermo Fisher Scientific, Inc., 2.95%, 09/19/2026	1,999,000	2,113,353
Machinery-1.89%
Caterpillar Financial Services Corp.
0.90%, 03/02/2026	1,150,000	1,126,850
1.15%, 09/14/2026(b)	760,000	748,653
	Principal Amount	Value
Machinery-(continued)
CNH Industrial Capital LLC
1.88%, 01/15/2026	$755,000	$759,651
1.45%, 07/15/2026	910,000	894,115
Fortive Corp., 3.15%, 06/15/2026	1,465,000	1,564,217
Illinois Tool Works, Inc., 2.65%, 11/15/2026	1,705,000	1,790,962
John Deere Capital Corp.
0.70%, 01/15/2026(b)	1,359,000	1,323,826
2.65%, 06/10/2026(b)	815,000	856,729
1.05%, 06/17/2026	840,000	823,813
Wabtec Corp., 3.45%, 11/15/2026	1,221,000	1,296,368
Xylem, Inc., 3.25%, 11/01/2026	901,000	967,243
		12,152,427
Media-1.36%
Comcast Corp., 3.15%, 03/01/2026	3,359,000	3,580,451
Discovery Communications LLC, 4.90%, 03/11/2026	1,061,000	1,188,707
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	2,274,000	2,438,765
ViacomCBS, Inc., 4.00%, 01/15/2026	1,396,000	1,515,171
		8,723,094
Multiline Retail-0.27%
Target Corp., 2.50%, 04/15/2026(b)	1,628,000	1,709,115
Multi-Utilities-0.55%
CenterPoint Energy, Inc., 1.45%, 06/01/2026	760,000	747,748
Dominion Energy, Inc., Series A, 1.45%, 04/15/2026	910,000	900,351
DTE Energy Co., 2.85%, 10/01/2026	1,002,000	1,047,919
San Diego Gas & Electric Co., 2.50%, 05/15/2026	814,000	845,409
		3,541,427
Oil, Gas & Consumable Fuels-7.83%
Chevron Corp., 2.95%, 05/16/2026	3,698,000	3,925,384
ConocoPhillips, 4.95%, 03/15/2026(b)	2,033,000	2,299,849
Diamondback Energy, Inc., 3.25%, 12/01/2026	1,304,000	1,370,456
Enbridge, Inc. (Canada)
1.60%, 10/04/2026	760,000	750,242
4.25%, 12/01/2026	1,222,000	1,341,371
Energy Transfer L.P.
4.75%, 01/15/2026	1,517,000	1,665,623
3.90%, 07/15/2026	831,000	895,659
Enterprise Products Operating LLC, 3.70%, 02/15/2026	1,423,000	1,532,343
EOG Resources, Inc., 4.15%, 01/15/2026	1,297,000	1,425,699
Equinor ASA (Norway), 1.75%, 01/22/2026	1,297,000	1,309,877
Exxon Mobil Corp.
3.04%, 03/01/2026	4,100,000	4,353,891
2.28%, 08/16/2026	1,627,000	1,685,509
HollyFrontier Corp., 5.88%, 04/01/2026	1,625,000	1,834,724
Magellan Midstream Partners L.P., 5.00%, 03/01/2026	1,104,000	1,238,920
MPLX L.P., 1.75%, 03/01/2026	2,294,000	2,274,958
ONEOK, Inc., 5.85%, 01/15/2026	975,000	1,122,489
Ovintiv Exploration, Inc., 5.38%, 01/01/2026	1,123,000	1,238,658
Phillips 66, 1.30%, 02/15/2026	756,000	742,107
Phillips 66 Partners L.P., 3.55%, 10/01/2026	812,000	868,701

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Pioneer Natural Resources Co.
1.13%, 01/15/2026	$1,140,000	$1,111,289
4.45%, 01/15/2026	816,000	899,538
Plains All American Pipeline L.P./PAA Finance Corp., 4.50%, 12/15/2026	1,297,000	1,418,616
Sabine Pass Liquefaction LLC, 5.88%, 06/30/2026	2,496,000	2,873,258
Shell International Finance B.V. (Netherlands)
2.88%, 05/10/2026(b)	2,847,000	3,020,029
2.50%, 09/12/2026	1,521,000	1,595,348
Spectra Energy Partners L.P., 3.38%, 10/15/2026	1,003,000	1,061,651
TransCanada PipeLines Ltd. (Canada), 4.88%, 01/15/2026(b)	1,286,000	1,442,009
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/2026	1,629,000	2,000,581
Valero Energy Corp., 3.40%, 09/15/2026	2,098,000	2,227,293
Valero Energy Partners L.P., 4.38%, 12/15/2026	761,000	841,237
		50,367,309
Personal Products-0.18%
Unilever Capital Corp. (United Kingdom), 2.00%, 07/28/2026	1,103,000	1,133,569
Pharmaceuticals-2.93%
Astrazeneca Finance LLC (United Kingdom), 1.20%, 05/28/2026	1,910,000	1,887,656
AstraZeneca PLC (United Kingdom), 0.70%, 04/08/2026	1,831,000	1,771,748
Johnson & Johnson, 2.45%, 03/01/2026	3,248,000	3,386,877
Merck & Co., Inc., 0.75%, 02/24/2026(b)	1,529,000	1,493,128
Perrigo Finance Unlimited Co., 4.38%, 03/15/2026	1,200,000	1,268,429
Pfizer, Inc.
2.75%, 06/03/2026	2,034,000	2,160,418
3.00%, 12/15/2026(b)	2,696,000	2,896,025
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	3,702,000	3,985,420
		18,849,701
Professional Services-0.14%
Thomson Reuters Corp. (Canada), 3.35%, 05/15/2026	855,000	914,529
Road & Rail-0.66%
Canadian National Railway Co. (Canada), 2.75%, 03/01/2026	816,000	858,506
CSX Corp., 2.60%, 11/01/2026	1,197,000	1,260,230
Norfolk Southern Corp., 2.90%, 06/15/2026(b)	1,003,000	1,058,092
Union Pacific Corp., 2.75%, 03/01/2026	990,000	1,042,477
		4,219,305
Semiconductors & Semiconductor Equipment-1.16%
Analog Devices, Inc., 3.50%, 12/05/2026	1,497,000	1,633,412
Intel Corp., 2.60%, 05/19/2026(b)	1,528,000	1,605,220
Marvell Technology, Inc., 1.65%, 04/15/2026	904,000	899,110
NVIDIA Corp., 3.20%, 09/16/2026	1,704,000	1,844,255
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
Skyworks Solutions, Inc., 1.80%, 06/01/2026(b)	$760,000	$760,226
Texas Instruments, Inc., 1.13%, 09/15/2026(b)	760,000	752,453
		7,494,676
Software-3.17%
Citrix Systems, Inc., 1.25%, 03/01/2026	1,150,000	1,115,613
Fortinet, Inc., 1.00%, 03/15/2026	740,000	720,816
Microsoft Corp., 2.40%, 08/08/2026	6,507,000	6,794,729
Oracle Corp.
1.65%, 03/25/2026(b)	4,500,000	4,482,686
2.65%, 07/15/2026	4,898,000	5,062,333
VMware, Inc., 1.40%, 08/15/2026	2,270,000	2,220,551
		20,396,728
Specialty Retail-3.25%
Dell International LLC/EMC Corp.
6.02%, 06/15/2026	6,840,000	7,995,555
4.90%, 10/01/2026	2,900,000	3,279,717
Home Depot, Inc. (The)
3.00%, 04/01/2026	2,118,000	2,257,212
2.13%, 09/15/2026(b)	1,630,000	1,683,521
Lowe’s Cos., Inc., 2.50%, 04/15/2026	2,303,000	2,395,223
O’Reilly Automotive, Inc., 3.55%, 03/15/2026	814,000	879,891
Ross Stores, Inc., 0.88%, 04/15/2026	766,000	744,055
TJX Cos., Inc. (The), 2.25%, 09/15/2026(b)	1,628,000	1,682,425
		20,917,599
Technology Hardware, Storage & Peripherals-3.42%
Apple, Inc.
0.70%, 02/08/2026(b)	3,783,000	3,696,266
3.25%, 02/23/2026	5,304,000	5,678,993
2.45%, 08/04/2026	3,702,000	3,859,968
2.05%, 09/11/2026	3,297,000	3,380,345
Hewlett Packard Enterprise Co., 1.75%, 04/01/2026(b)	1,297,000	1,298,598
Western Digital Corp., 4.75%, 02/15/2026(b)	3,802,000	4,110,742
		22,024,912
Textiles, Apparel & Luxury Goods-0.27%
NIKE, Inc., 2.38%, 11/01/2026(b)	1,628,000	1,703,461
Tobacco-1.08%
Altria Group, Inc., 2.63%, 09/16/2026	547,000	566,453
BAT Capital Corp. (United Kingdom), 3.22%, 09/06/2026	1,627,000	1,692,051
BAT International Finance PLC (United Kingdom), 1.67%, 03/25/2026	2,274,000	2,242,506
Philip Morris International, Inc.
2.75%, 02/25/2026	1,305,000	1,362,107
0.88%, 05/01/2026	1,147,000	1,110,000
		6,973,117
Trading Companies & Distributors-0.66%
Air Lease Corp.
2.88%, 01/15/2026	2,405,000	2,470,762
1.88%, 08/15/2026	1,820,000	1,793,846
		4,264,608
Wireless Telecommunication Services-0.68%
Rogers Communications, Inc. (Canada), 2.90%, 11/15/2026(b)	761,000	796,169

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Wireless Telecommunication Services-(continued)
T-Mobile USA, Inc.
2.25%, 02/15/2026(b)	$1,510,000	$1,493,390
3.50%, 04/15/2031(b)	2,040,000	2,078,801
		4,368,360
Total U.S. Dollar Denominated Bonds & Notes (Cost $630,860,248)		636,130,112
	Shares
Money Market Funds-0.41%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $2,645,131)	2,645,131	2,645,131
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.25% (Cost $633,505,379)		638,775,243
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.45%
Invesco Private Government Fund, 0.02%(c)(d)(e)	20,185,362	$20,185,362
Invesco Private Prime Fund, 0.11%(c)(d)(e)	47,085,052	47,099,177
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $67,288,297)		67,284,539
TOTAL INVESTMENTS IN SECURITIES-109.70% (Cost $700,793,676)		706,059,782
OTHER ASSETS LESS LIABILITIES-(9.70)%		(62,431,793)
NET ASSETS-100.00%		$643,627,989

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2021.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$308,700	$5,137,557	$(2,801,126)	$-	$-	$2,645,131	$145
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	19,023,489	22,438,554	(21,276,681)	-	-	20,185,362	971*
Invesco Private Prime Fund	44,388,142	36,393,435	(33,677,743)	(3,759)	(898)	47,099,177	11,892*
Total	$63,720,331	$63,969,546	$(57,755,550)	$(3,759)	$(898)	$69,929,670	$13,008

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2027 Corporate Bond ETF (BSCR)
November 30, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.79%
Aerospace & Defense-2.45%
Boeing Co. (The), 5.04%, 05/01/2027	$2,602,000	$2,933,861
General Dynamics Corp.
3.50%, 04/01/2027	998,000	1,087,821
2.63%, 11/15/2027	633,000	670,375
Howmet Aerospace, Inc., 5.90%, 02/01/2027	763,000	859,199
Huntington Ingalls Industries, Inc., 3.48%, 12/01/2027	732,000	781,255
Northrop Grumman Corp., 3.20%, 02/01/2027	944,000	1,012,438
Raytheon Technologies Corp., 3.13%, 05/04/2027	1,498,000	1,599,501
		8,944,450
Air Freight & Logistics-0.42%
United Parcel Service, Inc., 3.05%, 11/15/2027(b)	1,403,000	1,517,622
Airlines-0.81%
Southwest Airlines Co., 5.13%, 06/15/2027(b)	2,602,000	2,968,409
Auto Components-0.68%
BorgWarner, Inc., 2.65%, 07/01/2027(b)	1,382,000	1,433,794
Lear Corp., 3.80%, 09/15/2027(b)	946,000	1,033,910
		2,467,704
Automobiles-2.14%
American Honda Finance Corp., 2.35%, 01/08/2027	632,000	651,752
General Motors Co.
4.20%, 10/01/2027	943,000	1,030,291
6.80%, 10/01/2027	1,261,000	1,544,894
General Motors Financial Co., Inc.
4.35%, 01/17/2027	1,568,000	1,719,684
2.70%, 08/20/2027(b)	1,129,000	1,149,879
Toyota Motor Credit Corp.
3.20%, 01/11/2027(b)	941,000	1,010,438
1.15%, 08/13/2027	737,000	714,492
		7,821,430
Banks-11.44%
Banco Santander S.A. (Spain), 4.25%, 04/11/2027	1,200,000	1,327,579
Bank of America Corp.
3.25%, 10/21/2027	3,080,000	3,268,970
Series L, 4.18%, 11/25/2027	2,515,000	2,754,235
Citigroup, Inc., 4.45%, 09/29/2027	4,839,000	5,386,882
Fifth Third Bancorp, 2.55%, 05/05/2027	938,000	971,191
Fifth Third Bank N.A., 2.25%, 02/01/2027	700,000	718,687
JPMorgan Chase & Co.
8.00%, 04/29/2027	625,000	814,652
4.25%, 10/01/2027	1,888,000	2,111,547
3.63%, 12/01/2027	1,385,000	1,487,585
KeyCorp, 2.25%, 04/06/2027	1,009,000	1,032,567
Lloyds Banking Group PLC (United Kingdom), 3.75%, 01/11/2027	1,650,000	1,787,238
Manufacturers and Traders Trust Co., 3.40%, 08/17/2027	500,000	538,940
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.68%, 02/22/2027(b)	1,227,000	1,339,436
3.29%, 07/25/2027(b)	1,143,000	1,227,324
Mizuho Financial Group, Inc. (Japan)
3.66%, 02/28/2027(b)	600,000	651,232
3.17%, 09/11/2027	1,300,000	1,379,778
	Principal Amount	Value
Banks-(continued)
PNC Bank N.A., 3.10%, 10/25/2027	$1,150,000	$1,234,096
PNC Financial Services Group, Inc. (The), 3.15%, 05/19/2027	945,000	1,020,061
Santander Holdings USA, Inc., 4.40%, 07/13/2027	1,313,000	1,449,953
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.45%, 01/11/2027	1,571,000	1,689,794
3.36%, 07/12/2027(b)	2,198,000	2,378,251
3.35%, 10/18/2027	945,000	1,019,802
Truist Financial Corp., 1.13%, 08/03/2027	948,000	911,599
U.S. Bancorp, Series X, 3.15%, 04/27/2027	1,634,000	1,750,612
Wells Fargo & Co., 4.30%, 07/22/2027	3,144,000	3,493,425
		41,745,436
Beverages-1.98%
Coca-Cola Co. (The)
3.38%, 03/25/2027	1,231,000	1,336,281
2.90%, 05/25/2027	627,000	667,653
1.45%, 06/01/2027(b)	1,882,000	1,867,201
Constellation Brands, Inc., 3.50%, 05/09/2027	627,000	677,485
PepsiCo, Inc.
2.63%, 03/19/2027	627,000	661,344
3.00%, 10/15/2027(b)	1,886,000	2,030,748
		7,240,712
Biotechnology-1.70%
Amgen, Inc.
2.20%, 02/21/2027	2,296,000	2,329,174
3.20%, 11/02/2027	1,256,000	1,338,192
Gilead Sciences, Inc.
2.95%, 03/01/2027	1,569,000	1,652,095
1.20%, 10/01/2027(b)	918,000	883,341
		6,202,802
Building Products-0.21%
Carlisle Cos., Inc., 3.75%, 12/01/2027	696,000	755,393
Capital Markets-5.22%
Bank of New York Mellon Corp. (The), 3.25%, 05/16/2027	933,000	1,007,844
BlackRock, Inc., 3.20%, 03/15/2027	838,000	910,660
Cboe Global Markets, Inc., 3.65%, 01/12/2027	819,000	896,468
Charles Schwab Corp. (The)
3.20%, 03/02/2027	815,000	876,885
3.30%, 04/01/2027	939,000	1,011,181
Goldman Sachs Group, Inc. (The)
5.95%, 01/15/2027	1,014,000	1,198,741
3.85%, 01/26/2027	3,772,000	4,052,610
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.85%, 01/15/2027	926,000	1,057,677
Morgan Stanley
3.63%, 01/20/2027	3,766,000	4,081,285
3.95%, 04/23/2027	2,462,000	2,694,587
Owl Rock Capital Corp., 2.63%, 01/15/2027	630,000	617,865
S&P Global, Inc., 2.95%, 01/22/2027	611,000	649,825
		19,055,628
Chemicals-1.59%
Air Products and Chemicals, Inc., 1.85%, 05/15/2027(b)	817,000	830,870
Ecolab, Inc., 3.25%, 12/01/2027	626,000	677,541
LYB International Finance II B.V., 3.50%, 03/02/2027(b)	1,254,000	1,352,081
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Chemicals-(continued)
Mosaic Co. (The), 4.05%, 11/15/2027	$882,000	$971,335
Sherwin-Williams Co. (The), 3.45%, 06/01/2027	1,841,000	1,984,909
		5,816,736
Commercial Services & Supplies-0.92%
Cintas Corp. No. 2, 3.70%, 04/01/2027	1,396,000	1,526,228
Republic Services, Inc., 3.38%, 11/15/2027	801,000	859,637
Waste Management, Inc., 3.15%, 11/15/2027	915,000	974,710
		3,360,575
Communications Equipment-0.18%
Nokia OYJ (Finland), 4.38%, 06/12/2027(b)	608,000	651,670
Construction Materials-0.18%
Martin Marietta Materials, Inc., 3.50%, 12/15/2027	619,000	668,719
Consumer Finance-2.37%
American Express Credit Corp., 3.30%, 05/03/2027	2,508,000	2,696,159
Capital One Financial Corp.
3.75%, 03/09/2027	1,700,000	1,843,092
3.65%, 05/11/2027	1,260,000	1,364,624
Discover Financial Services, 4.10%, 02/09/2027	1,254,000	1,367,907
Synchrony Financial, 3.95%, 12/01/2027	1,254,000	1,355,825
		8,627,607
Containers & Packaging-0.18%
Packaging Corp. of America, 3.40%, 12/15/2027	599,000	653,020
Diversified Financial Services-1.17%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.65%, 07/21/2027	1,200,000	1,271,935
4.63%, 10/15/2027(b)	800,000	885,770
GE Capital Funding LLC, 4.05%, 05/15/2027	1,290,000	1,440,368
ORIX Corp. (Japan), 3.70%, 07/18/2027	620,000	679,329
		4,277,402
Diversified Telecommunication Services-3.94%
AT&T, Inc.
4.25%, 03/01/2027(b)	1,833,000	2,030,797
2.30%, 06/01/2027	3,138,000	3,192,896
Telefonica Emisiones S.A. (Spain), 4.10%, 03/08/2027	1,950,000	2,154,169
TELUS Corp. (Canada)
2.80%, 02/16/2027	752,000	789,072
3.70%, 09/15/2027(b)	613,000	669,378
Verizon Communications, Inc.
4.13%, 03/16/2027(b)	4,087,000	4,557,397
3.00%, 03/22/2027	943,000	996,623
		14,390,332
Electric Utilities-2.56%
American Electric Power Co., Inc., 3.20%, 11/13/2027(b)	630,000	669,053
Duke Energy Corp., 3.15%, 08/15/2027	943,000	992,288
Duke Energy Florida LLC, 3.20%, 01/15/2027	905,000	962,072
Edison International, 5.75%, 06/15/2027(b)	716,000	818,258
ITC Holdings Corp., 3.35%, 11/15/2027	600,000	641,151
NextEra Energy Capital Holdings, Inc., 3.55%, 05/01/2027	1,875,000	2,026,580
	Principal Amount	Value
Electric Utilities-(continued)
NSTAR Electric Co., 3.20%, 05/15/2027	$883,000	$948,840
Pacific Gas and Electric Co., 2.10%, 08/01/2027	1,231,000	1,186,734
Virginia Electric & Power Co., Series A, 3.50%, 03/15/2027	1,000,000	1,078,508
		9,323,484
Electrical Equipment-0.43%
Eaton Corp., 3.10%, 09/15/2027(b)	866,000	924,300
Emerson Electric Co., 1.80%, 10/15/2027(b)	627,000	627,346
		1,551,646
Electronic Equipment, Instruments & Components-0.26%
Keysight Technologies, Inc., 4.60%, 04/06/2027	838,000	948,494
Energy Equipment & Services-0.67%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027	1,663,000	1,779,038
Boardwalk Pipelines L.P., 4.45%, 07/15/2027	617,000	681,422
		2,460,460
Entertainment-0.55%
TWDC Enterprises 18 Corp., 2.95%, 06/15/2027(b)	1,244,000	1,331,717
Walt Disney Co. (The), 3.70%, 03/23/2027(b)	626,000	686,777
		2,018,494
Equity REITs-3.88%
American Tower Corp.
2.75%, 01/15/2027(b)	947,000	978,780
3.55%, 07/15/2027	946,000	1,012,816
Crown Castle International Corp.
4.00%, 03/01/2027	627,000	685,170
3.65%, 09/01/2027	1,214,000	1,307,202
Digital Realty Trust L.P., 3.70%, 08/15/2027	1,232,000	1,344,628
Healthcare Trust of America Holdings L.P., 3.75%, 07/01/2027(b)	633,000	691,124
Mid-America Apartments L.P., 3.60%, 06/01/2027	753,000	818,092
Omega Healthcare Investors, Inc., 4.50%, 04/01/2027	879,000	967,719
Public Storage, 3.09%, 09/15/2027	629,000	676,747
Realty Income Corp.
3.00%, 01/15/2027	735,000	779,456
3.95%, 08/15/2027	715,000	799,890
Regency Centers L.P., 3.60%, 02/01/2027	664,000	718,607
Simon Property Group L.P.
1.38%, 01/15/2027(b)	700,000	686,600
3.38%, 06/15/2027	943,000	1,016,992
3.38%, 12/01/2027	944,000	1,016,091
Welltower, Inc., 2.70%, 02/15/2027(b)	632,000	657,759
		14,157,673
Food & Staples Retailing-1.28%
Costco Wholesale Corp.
3.00%, 05/18/2027	1,195,000	1,291,108
1.38%, 06/20/2027	1,574,000	1,554,581
Kroger Co. (The), 3.70%, 08/01/2027	753,000	823,878
Sysco Corp., 3.25%, 07/15/2027	938,000	999,338
		4,668,905
Food Products-2.55%
Bunge Ltd. Finance Corp., 3.75%, 09/25/2027	734,000	800,659

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Food Products-(continued)
Conagra Brands, Inc., 1.38%, 11/01/2027(b)	$1,231,000	$1,180,945
General Mills, Inc., 3.20%, 02/10/2027	943,000	1,009,266
JM Smucker Co. (The), 3.38%, 12/15/2027(b)	589,000	633,846
Kellogg Co., 3.40%, 11/15/2027(b)	754,000	812,878
Kraft Heinz Foods Co. (The), 3.88%, 05/15/2027	1,660,000	1,797,652
McCormick & Co., Inc., 3.40%, 08/15/2027	943,000	1,013,341
Tyson Foods, Inc., 3.55%, 06/02/2027	1,901,000	2,048,844
		9,297,431
Gas Utilities-0.18%
Atmos Energy Corp., 3.00%, 06/15/2027	631,000	668,588
Health Care Equipment & Supplies-0.63%
Becton, Dickinson and Co., 3.70%, 06/06/2027(b)	2,105,000	2,280,717
Health Care Providers & Services-5.40%
AmerisourceBergen Corp., 3.45%, 12/15/2027	943,000	1,014,759
Anthem, Inc., 3.65%, 12/01/2027	2,006,000	2,187,867
Cardinal Health, Inc., 3.41%, 06/15/2027(b)	1,460,000	1,569,004
Cigna Corp.
3.40%, 03/01/2027	1,665,000	1,787,388
3.05%, 10/15/2027(b)	678,000	721,171
CVS Health Corp.
3.63%, 04/01/2027	938,000	1,015,696
1.30%, 08/21/2027(b)	2,765,000	2,662,087
HCA, Inc., 4.50%, 02/15/2027	1,512,000	1,665,497
Humana, Inc.
1.35%, 02/03/2027	920,000	893,557
3.95%, 03/15/2027	754,000	824,670
Kaiser Foundation Hospitals, 3.15%, 05/01/2027	727,000	778,636
Laboratory Corp. of America Holdings, 3.60%, 09/01/2027	754,000	815,816
SSM Health Care Corp., Series A, 3.82%, 06/01/2027(b)	612,000	676,567
UnitedHealth Group, Inc.
3.45%, 01/15/2027(b)	942,000	1,025,482
3.38%, 04/15/2027	765,000	832,234
2.95%, 10/15/2027(b)	1,164,000	1,240,797
		19,711,228
Hotels, Restaurants & Leisure-1.33%
Darden Restaurants, Inc., 3.85%, 05/01/2027(b)	627,000	679,528
Expedia Group, Inc., 4.63%, 08/01/2027	920,000	1,029,164
McDonald’s Corp.
3.50%, 03/01/2027	1,070,000	1,162,107
3.50%, 07/01/2027	1,256,000	1,362,066
Starbucks Corp., 2.00%, 03/12/2027(b)	627,000	632,715
		4,865,580
Household Durables-0.88%
D.R. Horton, Inc., 1.40%, 10/15/2027(b)	617,000	596,581
Leggett & Platt, Inc., 3.50%, 11/15/2027(b)	590,000	633,619
Lennar Corp., 4.75%, 11/29/2027(b)	1,105,000	1,257,230
PulteGroup, Inc., 5.00%, 01/15/2027(b)	628,000	716,391
		3,203,821
Household Products-0.65%
Kimberly-Clark Corp., 1.05%, 09/15/2027(b)	737,000	710,602
	Principal Amount	Value
Household Products-(continued)
Procter & Gamble Co. (The)
2.80%, 03/25/2027	$626,000	$665,977
2.85%, 08/11/2027(b)	917,000	977,783
		2,354,362
Industrial Conglomerates-1.24%
3M Co., 2.88%, 10/15/2027	1,044,000	1,113,658
General Electric Co., 3.45%, 05/01/2027	1,261,000	1,374,859
Honeywell International, Inc., 1.10%, 03/01/2027(b)	1,230,000	1,198,876
Roper Technologies, Inc., 1.40%, 09/15/2027	858,000	834,045
		4,521,438
Insurance-1.45%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	616,000	701,876
Aon Corp., 8.21%, 01/01/2027	700,000	892,162
Brighthouse Financial, Inc., 3.70%, 06/22/2027(b)	1,598,000	1,726,382
CNA Financial Corp., 3.45%, 08/15/2027	627,000	678,316
Manulife Financial Corp. (Canada), 2.48%, 05/19/2027	627,000	644,106
Progressive Corp. (The), 2.45%, 01/15/2027	633,000	661,700
		5,304,542
Interactive Media & Services-0.32%
Alphabet, Inc., 0.80%, 08/15/2027(b)	1,231,000	1,183,169
Internet & Direct Marketing Retail-2.26%
Amazon.com, Inc.
1.20%, 06/03/2027	1,534,000	1,504,947
3.15%, 08/22/2027	4,503,000	4,853,361
eBay, Inc., 3.60%, 06/05/2027	1,070,000	1,163,038
QVC, Inc., 4.75%, 02/15/2027(b)	707,000	723,049
		8,244,395
IT Services-2.25%
Fiserv, Inc., 2.25%, 06/01/2027(b)	1,231,000	1,252,701
International Business Machines Corp.
3.30%, 01/27/2027(b)	600,000	645,540
1.70%, 05/15/2027	1,530,000	1,519,674
Mastercard, Inc., 3.30%, 03/26/2027	1,231,000	1,334,178
Visa, Inc.
1.90%, 04/15/2027	1,844,000	1,875,742
0.75%, 08/15/2027	646,000	619,613
2.75%, 09/15/2027(b)	918,000	974,872
		8,222,320
Leisure Products-0.18%
Hasbro, Inc., 3.50%, 09/15/2027	616,000	665,181
Life Sciences Tools & Services-0.28%
Thermo Fisher Scientific, Inc., 3.20%, 08/15/2027	944,000	1,010,260
Machinery-1.20%
Caterpillar Financial Services Corp., 1.10%, 09/14/2027(b)	898,000	871,502
CNH Industrial N.V. (United Kingdom), 3.85%, 11/15/2027(b)	628,000	685,537
John Deere Capital Corp.
1.75%, 03/09/2027	630,000	632,178
2.80%, 09/08/2027	612,000	649,371

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Machinery-(continued)
Otis Worldwide Corp., 2.29%, 04/05/2027	$617,000	$629,628
Parker-Hannifin Corp., 3.25%, 03/01/2027	836,000	896,994
		4,365,210
Media-1.51%
Comcast Corp.
2.35%, 01/15/2027	1,758,000	1,814,699
3.30%, 02/01/2027	1,573,000	1,688,805
3.30%, 04/01/2027	1,009,000	1,084,476
ViacomCBS, Inc., 2.90%, 01/15/2027	876,000	918,078
		5,506,058
Multiline Retail-0.23%
Dollar General Corp., 3.88%, 04/15/2027(b)	753,000	830,173
Multi-Utilities-0.80%
NiSource, Inc., 3.49%, 05/15/2027	1,234,000	1,325,360
Sempra Energy, 3.25%, 06/15/2027(b)	943,000	1,000,450
WEC Energy Group, Inc., 1.38%, 10/15/2027	617,000	596,817
		2,922,627
Oil, Gas & Consumable Fuels-7.58%
BP Capital Markets America, Inc., 3.54%, 04/06/2027	596,000	644,368
BP Capital Markets PLC (United Kingdom), 3.28%, 09/19/2027	1,845,000	1,975,252
Canadian Natural Resources Ltd. (Canada), 3.85%, 06/01/2027(b)	1,538,000	1,650,984
Cenovus Energy, Inc. (Canada), 4.25%, 04/15/2027	1,141,000	1,244,948
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027	1,845,000	2,091,495
Chevron Corp., 2.00%, 05/11/2027	1,226,000	1,241,557
Chevron USA, Inc., 1.02%, 08/12/2027	958,000	921,390
Concho Resources, Inc., 3.75%, 10/01/2027(b)	864,000	938,310
Enable Midstream Partners L.P., 4.40%, 03/15/2027	866,000	937,399
Enbridge, Inc. (Canada), 3.70%, 07/15/2027	861,000	932,604
Energy Transfer L.P.
4.20%, 04/15/2027	735,000	794,955
4.00%, 10/01/2027	920,000	995,261
Enterprise Products Operating LLC, 3.95%, 02/15/2027	704,000	770,259
Equinor ASA (Norway), 3.00%, 04/06/2027	696,000	736,255
Exxon Mobil Corp., 3.29%, 03/19/2027(b)	1,231,000	1,331,161
Hess Corp., 4.30%, 04/01/2027(b)	1,226,000	1,333,139
Marathon Oil Corp., 4.40%, 07/15/2027(b)	1,229,000	1,346,333
MPLX L.P., 4.13%, 03/01/2027	1,537,000	1,674,003
ONEOK, Inc., 4.00%, 07/13/2027	614,000	665,545
Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027	1,847,000	2,081,715
TC PipeLines L.P., 3.90%, 05/25/2027	624,000	685,689
Valero Energy Corp., 2.15%, 09/15/2027(b)	727,000	725,996
Williams Cos., Inc. (The), 3.75%, 06/15/2027	1,788,000	1,937,784
		27,656,402
Personal Products-0.54%
Estee Lauder Cos., Inc. (The), 3.15%, 03/15/2027	566,000	611,031
Unilever Capital Corp. (United Kingdom), 2.90%, 05/05/2027	1,275,000	1,356,159
		1,967,190
	Principal Amount	Value
Pharmaceuticals-3.38%
AstraZeneca PLC (United Kingdom), 3.13%, 06/12/2027(b)	$914,000	$978,731
Bristol-Myers Squibb Co.
3.25%, 02/27/2027	945,000	1,025,538
1.13%, 11/13/2027(b)	1,231,000	1,197,973
Eli Lilly and Co., 3.10%, 05/15/2027(b)	508,000	546,146
Johnson & Johnson
2.95%, 03/03/2027(b)	1,404,000	1,499,867
0.95%, 09/01/2027	1,847,000	1,803,752
Novartis Capital Corp. (Switzerland)
2.00%, 02/14/2027	1,699,000	1,726,437
3.10%, 05/17/2027	1,254,000	1,344,780
Royalty Pharma PLC, 1.75%, 09/02/2027	1,250,000	1,224,444
Zoetis, Inc., 3.00%, 09/12/2027	948,000	995,013
		12,342,681
Road & Rail-0.86%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/2027	622,000	675,410
CSX Corp., 3.25%, 06/01/2027(b)	1,072,000	1,152,797
Union Pacific Corp.
2.15%, 02/05/2027	627,000	643,327
3.00%, 04/15/2027	625,000	665,616
		3,137,150
Semiconductors & Semiconductor Equipment-4.06%
Applied Materials, Inc., 3.30%, 04/01/2027	1,478,000	1,605,347
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027	4,904,000	5,285,180
Intel Corp.
3.75%, 03/25/2027	1,255,000	1,383,441
3.15%, 05/11/2027(b)	1,240,000	1,338,663
Maxim Integrated Products, Inc., 3.45%, 06/15/2027	611,000	665,522
Micron Technology, Inc., 4.19%, 02/15/2027	1,110,000	1,216,710
QUALCOMM, Inc., 3.25%, 05/20/2027	2,461,000	2,656,881
Texas Instruments, Inc., 2.90%, 11/03/2027(b)	609,000	654,812
		14,806,556
Software-4.87%
Adobe, Inc., 2.15%, 02/01/2027(b)	1,040,000	1,073,458
Autodesk, Inc., 3.50%, 06/15/2027	614,000	663,514
Citrix Systems, Inc., 4.50%, 12/01/2027(b)	910,000	992,800
Intuit, Inc., 1.35%, 07/15/2027	627,000	612,455
Microsoft Corp., 3.30%, 02/06/2027	5,025,000	5,455,744
Oracle Corp.
2.80%, 04/01/2027	2,825,000	2,933,588
3.25%, 11/15/2027	3,450,000	3,652,999
VMware, Inc.
4.65%, 05/15/2027	606,000	685,689
3.90%, 08/21/2027	1,539,000	1,679,251
		17,749,498
Specialty Retail-1.71%
AutoZone, Inc., 3.75%, 06/01/2027(b)	764,000	839,630
Home Depot, Inc. (The)
2.50%, 04/15/2027	998,000	1,045,489
2.80%, 09/14/2027(b)	1,234,000	1,309,270
Lowe’s Cos., Inc., 3.10%, 05/03/2027	1,888,000	2,013,753
O’Reilly Automotive, Inc., 3.60%, 09/01/2027	942,000	1,029,965
		6,238,107

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Technology Hardware, Storage & Peripherals-3.38%
Apple, Inc.
3.35%, 02/09/2027	$2,825,000	$3,064,435
3.20%, 05/11/2027	2,463,000	2,652,818
3.00%, 06/20/2027	1,227,000	1,314,510
2.90%, 09/12/2027	2,463,000	2,621,004
3.00%, 11/13/2027	1,847,000	1,975,183
NetApp, Inc., 2.38%, 06/22/2027	676,000	692,304
		12,320,254
Textiles, Apparel & Luxury Goods-0.76%
NIKE, Inc., 2.75%, 03/27/2027	1,231,000	1,305,436
Tapestry, Inc., 4.13%, 07/15/2027(b)	735,000	797,904
VF Corp., 2.80%, 04/23/2027(b)	625,000	658,211
		2,761,551
Tobacco-0.52%
BAT Capital Corp. (United Kingdom), 4.70%, 04/02/2027	1,135,000	1,253,900
Philip Morris International, Inc., 3.13%, 08/17/2027	608,000	655,013
		1,908,913
Trading Companies & Distributors-0.36%
Air Lease Corp.
3.63%, 04/01/2027	625,000	664,054
3.63%, 12/01/2027(b)	628,000	662,528
		1,326,582
Water Utilities-0.22%
American Water Capital Corp., 2.95%, 09/01/2027	751,000	795,314
Total U.S. Dollar Denominated Bonds & Notes (Cost $355,881,741)		360,462,101
	Shares	Value
Money Market Funds-0.43%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $1,561,187)	1,561,187	$1,561,187
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.22% (Cost $357,442,928)		362,023,288
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.51%
Invesco Private Government Fund, 0.02%(c)(d)(e)	18,679,375	18,679,375
Invesco Private Prime Fund, 0.11%(c)(d)(e)	45,212,818	45,226,381
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $63,908,733)		63,905,756
TOTAL INVESTMENTS IN SECURITIES-116.73% (Cost $421,351,661)		425,929,044
OTHER ASSETS LESS LIABILITIES-(16.73)%		(61,058,114)
NET ASSETS-100.00%		$364,870,930

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2021.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$431,975	$4,151,447	$(3,022,235)	$-	$-	$1,561,187	$92
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
November 30, 2021
(Unaudited)
	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$13,135,420	$25,115,981	$(19,572,026)	$-	$-	$18,679,375	$833*
Invesco Private Prime Fund	30,649,312	51,538,964	(36,957,700)	(2,977)	(1,218)	45,226,381	10,157*
Total	$44,216,707	$80,806,392	$(59,551,961)	$(2,977)	$(1,218)	$65,466,943	$11,082

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2028 Corporate Bond ETF (BSCS)
November 30, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.00%
Aerospace & Defense-4.21%
Boeing Co. (The), 3.25%, 02/01/2028	$1,182,000	$1,229,027
General Dynamics Corp., 3.75%, 05/15/2028	1,123,000	1,253,196
L3Harris Technologies, Inc., 4.40%, 06/15/2028(b)	974,000	1,102,194
Northrop Grumman Corp., 3.25%, 01/15/2028	2,241,000	2,398,832
Raytheon Technologies Corp., 4.13%, 11/16/2028	3,357,000	3,776,247
		9,759,496
Air Freight & Logistics-0.63%
C.H. Robinson Worldwide, Inc., 4.20%, 04/15/2028	746,000	843,146
FedEx Corp., 3.40%, 02/15/2028(b)	557,000	610,570
		1,453,716
Airlines-0.87%
Delta Air Lines Pass-Through Trust, Series 2020-1, Class AA, 2.00%, 06/10/2028	1,181,839	1,168,940
Delta Air Lines, Inc., 4.38%, 04/19/2028(b)	819,000	853,016
		2,021,956
Automobiles-2.50%
American Honda Finance Corp.
3.50%, 02/15/2028	608,000	668,136
2.00%, 03/24/2028(b)	853,000	861,317
General Motors Co., 5.00%, 10/01/2028	965,000	1,105,370
General Motors Financial Co., Inc., 2.40%, 04/10/2028	1,124,000	1,121,190
Toyota Motor Corp. (Japan), 3.67%, 07/20/2028	513,000	569,457
Toyota Motor Credit Corp.
3.05%, 01/11/2028	611,000	659,171
1.90%, 04/06/2028(b)	816,000	815,349
		5,799,990
Banks-9.06%
Banco Santander S.A. (Spain), 4.38%, 04/12/2028	1,400,000	1,573,409
Barclays PLC (United Kingdom), 4.84%, 05/09/2028	2,190,000	2,417,602
Citigroup, Inc., 4.13%, 07/25/2028	2,399,000	2,638,403
Fifth Third Bancorp, 3.95%, 03/14/2028	750,000	836,061
KeyCorp, 4.10%, 04/30/2028(b)	817,000	932,147
Lloyds Banking Group PLC (United Kingdom), 4.38%, 03/22/2028	1,645,000	1,848,683
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.96%, 03/02/2028	1,447,000	1,611,231
4.05%, 09/11/2028	1,115,000	1,257,233
Mizuho Financial Group, Inc. (Japan), 4.02%, 03/05/2028	1,445,000	1,612,819
PNC Bank N.A.
3.25%, 01/22/2028	750,000	812,060
4.05%, 07/26/2028	1,370,000	1,549,935
Regions Financial Corp., 1.80%, 08/12/2028	710,000	696,726
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.54%, 01/17/2028	818,000	891,798
3.94%, 07/19/2028(b)	824,000	917,086
	Principal Amount	Value
Banks-(continued)
SVB Financial Group, 2.10%, 05/15/2028	$304,000	$303,725
U.S. Bancorp, 3.90%, 04/26/2028	974,000	1,100,285
		20,999,203
Beverages-2.98%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.00%, 04/13/2028	2,752,000	3,083,452
Coca-Cola Co. (The)
1.50%, 03/05/2028(b)	917,000	904,063
1.00%, 03/15/2028	1,403,000	1,339,279
Constellation Brands, Inc., 3.60%, 02/15/2028	832,000	907,023
Diageo Capital PLC (United Kingdom), 3.88%, 05/18/2028(b)	600,000	676,216
		6,910,033
Biotechnology-0.55%
Amgen, Inc., 1.65%, 08/15/2028(b)	1,319,000	1,282,651
Building Products-0.28%
Masco Corp., 1.50%, 02/15/2028	676,000	651,635
Capital Markets-4.54%
Ares Capital Corp., 2.88%, 06/15/2028	1,390,000	1,386,541
Bank of New York Mellon Corp. (The)
3.40%, 01/29/2028	837,000	913,572
3.85%, 04/28/2028	1,057,000	1,191,065
1.65%, 07/14/2028(b)	548,000	543,393
3.00%, 10/30/2028	561,000	599,102
Brookfield Finance, Inc. (Canada), 3.90%, 01/25/2028(b)	1,063,000	1,175,674
Charles Schwab Corp. (The)
3.20%, 01/25/2028	1,140,000	1,235,655
2.00%, 03/20/2028	812,000	821,150
CME Group, Inc., 3.75%, 06/15/2028	821,000	920,024
Nomura Holdings, Inc. (Japan), 2.17%, 07/14/2028	1,100,000	1,080,630
Northern Trust Corp., 3.65%, 08/03/2028	585,000	658,345
		10,525,151
Chemicals-0.43%
PPG Industries, Inc., 3.75%, 03/15/2028	894,000	1,001,424
Commercial Services & Supplies-0.65%
Republic Services, Inc., 3.95%, 05/15/2028	891,000	990,331
Waste Management, Inc., 1.15%, 03/15/2028	542,000	517,582
		1,507,913
Communications Equipment-0.41%
Motorola Solutions, Inc., 4.60%, 02/23/2028	835,000	958,773
Construction & Engineering-0.43%
Fluor Corp., 4.25%, 09/15/2028(b)	978,000	999,130
Consumer Finance-1.25%
Capital One Financial Corp., 3.80%, 01/31/2028	1,570,000	1,720,352
Discover Bank, 4.65%, 09/13/2028	1,040,000	1,190,084
		2,910,436
Containers & Packaging-0.32%
WRKCo, Inc., 4.00%, 03/15/2028(b)	659,000	731,343
Diversified Consumer Services-0.24%
Block Financial LLC, 2.50%, 07/15/2028	558,000	558,388
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Diversified Financial Services-1.01%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.88%, 01/23/2028	$721,000	$768,252
Berkshire Hathaway Energy Co., 3.25%, 04/15/2028	675,000	728,506
National Rural Utilities Cooperative Finance Corp., 3.40%, 02/07/2028	776,000	842,768
		2,339,526
Diversified Telecommunication Services-2.48%
AT&T, Inc., 1.65%, 02/01/2028	2,461,000	2,394,669
Verizon Communications, Inc., 2.10%, 03/22/2028	3,360,000	3,361,221
		5,755,890
Electric Utilities-4.46%
Commonwealth Edison Co., 3.70%, 08/15/2028	599,000	665,441
Duke Energy Florida LLC, 3.80%, 07/15/2028	675,000	746,740
Duke Energy Progress LLC, 3.70%, 09/01/2028	608,000	669,124
Edison International, 4.13%, 03/15/2028	663,000	707,723
Entergy Corp., 1.90%, 06/15/2028	759,000	740,703
NextEra Energy Capital Holdings, Inc., 1.90%, 06/15/2028	1,725,000	1,702,848
Pacific Gas and Electric Co.
3.00%, 06/15/2028	1,228,000	1,238,645
3.75%, 07/01/2028	1,420,000	1,486,776
Southwestern Electric Power Co., Series M, 4.10%, 09/15/2028	640,000	711,597
Virginia Electric & Power Co., Series A, 3.80%, 04/01/2028	776,000	854,575
Xcel Energy, Inc., 4.00%, 06/15/2028	728,000	811,819
		10,335,991
Electronic Equipment, Instruments & Components-1.21%
Arrow Electronics, Inc., 3.88%, 01/12/2028(b)	545,000	589,935
Jabil, Inc., 3.95%, 01/12/2028	556,000	610,652
Teledyne Technologies, Inc., 2.25%, 04/01/2028	833,000	840,765
Trimble, Inc., 4.90%, 06/15/2028	670,000	768,868
		2,810,220
Energy Equipment & Services-0.35%
Patterson-UTI Energy, Inc., 3.95%, 02/01/2028(b)	831,000	812,500
Entertainment-0.49%
Walt Disney Co. (The), 2.20%, 01/13/2028	1,117,000	1,134,468
Equity REITs-5.50%
American Homes 4 Rent L.P., 4.25%, 02/15/2028	546,000	609,456
American Tower Corp.
3.60%, 01/15/2028	735,000	790,976
1.50%, 01/31/2028	752,000	716,972
Crown Castle International Corp., 3.80%, 02/15/2028	1,120,000	1,219,713
Digital Realty Trust L.P., 4.45%, 07/15/2028	759,000	860,685
Equinix, Inc., 1.55%, 03/15/2028	752,000	725,665
ERP Operating L.P., 3.50%, 03/01/2028	546,000	596,312
	Principal Amount	Value
Equity REITs-(continued)
GLP Capital L.P./GLP Financing II, Inc., 5.75%, 06/01/2028	$561,000	$648,791
Omega Healthcare Investors, Inc., 4.75%, 01/15/2028	901,000	1,000,118
Public Storage, 1.85%, 05/01/2028	721,000	720,044
Realty Income Corp.
3.40%, 01/15/2028	667,000	718,012
3.65%, 01/15/2028	893,000	982,676
2.20%, 06/15/2028	504,000	509,190
Simon Property Group L.P., 1.75%, 02/01/2028	898,000	880,887
Ventas Realty L.P., 4.00%, 03/01/2028	756,000	838,118
Welltower, Inc., 4.25%, 04/15/2028(b)	841,000	945,315
		12,762,930
Food & Staples Retailing-0.22%
CVS Pass-Through Trust, 6.04%, 12/10/2028	444,444	513,353
Food Products-2.54%
Campbell Soup Co., 4.15%, 03/15/2028	1,115,000	1,241,929
General Mills, Inc., 4.20%, 04/17/2028	1,573,000	1,773,051
Hormel Foods Corp., 1.70%, 06/03/2028	507,000	503,848
Kellogg Co., 4.30%, 05/15/2028	973,000	1,112,635
Mondelez International, Inc., 4.13%, 05/07/2028(b)	1,099,000	1,261,385
		5,892,848
Health Care Equipment & Supplies-1.54%
Abbott Laboratories, 1.15%, 01/30/2028(b)	752,000	726,793
Boston Scientific Corp., 4.00%, 03/01/2028	590,000	667,538
Edwards Lifesciences Corp., 4.30%, 06/15/2028	978,000	1,109,962
Stryker Corp., 3.65%, 03/07/2028	976,000	1,067,757
		3,572,050
Health Care Providers & Services-7.41%
Anthem, Inc., 4.10%, 03/01/2028	1,430,000	1,595,786
Centene Corp., 2.45%, 07/15/2028	2,060,000	2,024,692
Cigna Corp., 4.38%, 10/15/2028	4,255,000	4,832,871
CVS Health Corp., 4.30%, 03/25/2028	5,892,000	6,640,899
HCA, Inc., 5.63%, 09/01/2028	567,000	657,074
UnitedHealth Group, Inc., 3.85%, 06/15/2028	1,267,000	1,421,975
		17,173,297
Hotels, Restaurants & Leisure-2.10%
Booking Holdings, Inc., 3.55%, 03/15/2028(b)	607,000	670,295
Expedia Group, Inc., 3.80%, 02/15/2028	1,121,000	1,207,883
McDonald’s Corp., 3.80%, 04/01/2028	1,203,000	1,333,810
Starbucks Corp.
3.50%, 03/01/2028	669,000	725,891
4.00%, 11/15/2028	836,000	941,724
		4,879,603
Household Products-0.40%
Clorox Co. (The), 3.90%, 05/15/2028(b)	815,000	923,952
Independent Power and Renewable Electricity Producers-0.29%
DTE Electric Co., Series A, 1.90%, 04/01/2028	680,000	678,365

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Industrial Conglomerates-0.76%
3M Co., 3.63%, 09/14/2028(b)	$672,000	$753,167
Roper Technologies, Inc., 4.20%, 09/15/2028	897,000	1,010,551
		1,763,718
Insurance-1.02%
American International Group, Inc., 4.20%, 04/01/2028	816,000	920,578
Lincoln National Corp., 3.80%, 03/01/2028(b)	607,000	673,265
Willis North America, Inc., 4.50%, 09/15/2028	680,000	770,577
		2,364,420
Internet & Direct Marketing Retail-1.44%
Amazon.com, Inc., 1.65%, 05/12/2028	2,545,000	2,536,543
QVC, Inc., 4.38%, 09/01/2028	816,000	799,219
		3,335,762
IT Services-1.41%
Automatic Data Processing, Inc., 1.70%, 05/15/2028	1,116,000	1,115,376
DXC Technology Co., 2.38%, 09/15/2028	710,000	695,356
Fidelity National Information Services, Inc., 1.65%, 03/01/2028(b)	816,000	789,208
Mastercard, Inc., 3.50%, 02/26/2028	607,000	669,154
		3,269,094
Machinery-1.46%
John Deere Capital Corp., 1.50%, 03/06/2028	561,000	551,665
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/2028	596,000	654,774
Wabtec Corp., 4.95%, 09/15/2028	1,430,000	1,628,332
Xylem, Inc., 1.95%, 01/30/2028	554,000	554,250
		3,389,021
Marine-0.26%
Kirby Corp., 4.20%, 03/01/2028(b)	562,000	610,311
Media-4.41%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
3.75%, 02/15/2028	1,624,000	1,745,545
4.20%, 03/15/2028	1,430,000	1,568,236
Comcast Corp.
3.15%, 02/15/2028	1,877,000	2,011,761
3.55%, 05/01/2028	1,120,000	1,232,724
Discovery Communications LLC, 3.95%, 03/20/2028	2,766,000	3,020,257
ViacomCBS, Inc., 3.38%, 02/15/2028	607,000	650,513
		10,229,036
Metals & Mining-0.27%
Nucor Corp., 3.95%, 05/01/2028	561,000	626,150
Multiline Retail-0.94%
Dollar General Corp., 4.13%, 05/01/2028	515,000	579,079
Dollar Tree, Inc., 4.20%, 05/15/2028(b)	1,423,000	1,594,302
		2,173,381
Multi-Utilities-0.51%
Sempra Energy, 3.40%, 02/01/2028	1,112,000	1,185,702
	Principal Amount	Value
Oil, Gas & Consumable Fuels-8.24%
BP Capital Markets PLC (United Kingdom), 3.72%, 11/28/2028	$892,000	$982,577
Chevron USA, Inc., 3.85%, 01/15/2028	668,000	743,553
Concho Resources, Inc., 4.30%, 08/15/2028	985,000	1,097,343
Continental Resources, Inc., 4.38%, 01/15/2028(b)	1,121,000	1,209,259
Enable Midstream Partners L.P., 4.95%, 05/15/2028	900,000	1,004,372
Energy Transfer L.P., 4.95%, 06/15/2028	1,625,000	1,838,756
Equinor ASA (Norway), 3.63%, 09/10/2028(b)	1,123,000	1,241,891
Kinder Morgan, Inc., 4.30%, 03/01/2028(b)	1,431,000	1,590,078
MPLX L.P., 4.00%, 03/15/2028	1,426,000	1,552,686
ONEOK, Inc., 4.55%, 07/15/2028	891,000	996,498
Phillips 66, 3.90%, 03/15/2028	891,000	971,993
Phillips 66 Partners L.P., 3.75%, 03/01/2028	611,000	658,172
Sabine Pass Liquefaction LLC, 4.20%, 03/15/2028	1,492,000	1,638,426
TransCanada PipeLines Ltd. (Canada), 4.25%, 05/15/2028	1,571,000	1,757,262
Valero Energy Corp., 4.35%, 06/01/2028	819,000	902,768
Valero Energy Partners L.P., 4.50%, 03/15/2028	820,000	910,577
		19,096,211
Personal Products-0.69%
Unilever Capital Corp. (United Kingdom), 3.50%, 03/22/2028(b)	1,440,000	1,589,245
Pharmaceuticals-6.27%
Astrazeneca Finance LLC (United Kingdom), 1.75%, 05/28/2028	690,000	688,075
Bristol-Myers Squibb Co., 3.90%, 02/20/2028	1,648,000	1,845,265
GlaxoSmithKline Capital, Inc. (United Kingdom), 3.88%, 05/15/2028	1,948,000	2,189,898
Johnson & Johnson, 2.90%, 01/15/2028(b)	2,446,000	2,613,678
Pfizer, Inc., 3.60%, 09/15/2028	1,125,000	1,256,163
Pharmacia LLC, 6.60%, 12/01/2028	1,185,000	1,554,376
Sanofi (France), 3.63%, 06/19/2028(b)	1,115,000	1,263,811
Takeda Pharmaceutical Co. Ltd. (Japan), 5.00%, 11/26/2028	1,880,000	2,213,444
Zoetis, Inc., 3.90%, 08/20/2028	810,000	903,363
		14,528,073
Road & Rail-1.38%
Canadian Pacific Railway Co. (Canada), 4.00%, 06/01/2028	820,000	920,123
CSX Corp., 3.80%, 03/01/2028	891,000	984,246
Union Pacific Corp., 3.95%, 09/10/2028	1,149,000	1,289,085
		3,193,454
Semiconductors & Semiconductor Equipment-1.40%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/2028	1,406,000	1,505,183
Intel Corp., 1.60%, 08/12/2028	355,000	350,250
NVIDIA Corp., 1.55%, 06/15/2028	1,421,000	1,403,020
		3,258,453
Software-2.43%
Oracle Corp., 2.30%, 03/25/2028	2,263,000	2,278,352

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Software-(continued)
salesforce.com, inc.
3.70%, 04/11/2028	$1,633,000	$1,823,901
1.50%, 07/15/2028(b)	1,543,000	1,522,494
		5,624,747
Specialty Retail-1.18%
Home Depot, Inc. (The), 0.90%, 03/15/2028	511,000	489,016
Lowe’s Cos., Inc., 1.30%, 04/15/2028	1,124,000	1,077,703
O’Reilly Automotive, Inc., 4.35%, 06/01/2028	557,000	636,284
TJX Cos., Inc. (The), 1.15%, 05/15/2028(b)	542,000	522,240
		2,725,243
Technology Hardware, Storage & Peripherals-2.28%
Apple, Inc.
1.20%, 02/08/2028	2,785,000	2,703,521
1.40%, 08/05/2028(b)	2,639,000	2,579,722
		5,283,243
Tobacco-1.19%
BAT Capital Corp. (United Kingdom), 2.26%, 03/25/2028	1,934,000	1,891,463
Philip Morris International, Inc., 3.13%, 03/02/2028(b)	820,000	875,611
		2,767,074
Trading Companies & Distributors-0.13%
Air Lease Corp., 2.10%, 09/01/2028	305,000	295,410
Water Utilities-0.34%
American Water Capital Corp., 3.75%, 09/01/2028	712,000	788,263
Wireless Telecommunication Services-1.64%
Vodafone Group PLC (United Kingdom), 4.38%, 05/30/2028	3,355,000	3,793,589
Total U.S. Dollar Denominated Bonds & Notes (Cost $230,187,502)		229,545,831
	Shares	Value
Money Market Funds-0.24%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $553,568)	553,568	$553,568
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.24% (Cost $230,741,070)		230,099,399
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.33%
Invesco Private Government Fund, 0.02%(c)(d)(e)	7,877,990	7,877,990
Invesco Private Prime Fund, 0.11%(c)(d)(e)	18,376,463	18,381,975
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $26,261,502)		26,259,965
TOTAL INVESTMENTS IN SECURITIES-110.57% (Cost $257,002,572)		256,359,364
OTHER ASSETS LESS LIABILITIES-(10.57)%		(24,508,477)
NET ASSETS-100.00%		$231,850,887

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2021.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$656,302	$5,821,338	$(5,924,072)	$-	$-	$553,568	$71
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
November 30, 2021
(Unaudited)
	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$5,783,388	$8,342,922	$(6,248,320)	$-	$-	$7,877,990	$390*
Invesco Private Prime Fund	13,494,573	17,093,076	(12,203,746)	(1,537)	(391)	18,381,975	4,782*
Total	$19,934,263	$31,257,336	$(24,376,138)	$(1,537)	$(391)	$26,813,533	$5,243

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2029 Corporate Bond ETF (BSCT)
November 30, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.37%
Aerospace & Defense-0.96%
Boeing Co. (The), 3.20%, 03/01/2029(b)	$647,000	$669,415
Howmet Aerospace, Inc., 3.00%, 01/15/2029(b)	500,000	480,702
		1,150,117
Air Freight & Logistics-0.43%
United Parcel Service, Inc., 3.40%, 03/15/2029	477,000	519,488
Airlines-0.31%
Delta Air Lines, Inc., 3.75%, 10/28/2029(b)	377,000	369,730
Automobiles-0.86%
General Motors Financial Co., Inc., 5.65%, 01/17/2029	319,000	379,174
Toyota Motor Corp. (Japan), 2.76%, 07/02/2029	320,000	338,595
Toyota Motor Credit Corp., 3.65%, 01/08/2029	279,000	312,330
		1,030,099
Banks-7.40%
KeyCorp, 2.55%, 10/01/2029	440,000	453,133
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.74%, 03/07/2029(b)	950,000	1,044,446
3.20%, 07/18/2029	1,200,000	1,275,660
PNC Bank N.A., 2.70%, 10/22/2029	500,000	520,269
PNC Financial Services Group, Inc. (The), 3.45%, 04/23/2029	950,000	1,037,909
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.04%, 07/16/2029	1,530,000	1,607,222
2.72%, 09/27/2029	400,000	411,933
Truist Financial Corp., 3.88%, 03/19/2029	413,000	458,293
Wells Fargo & Co., 4.15%, 01/24/2029	1,583,000	1,769,833
Zions Bancorporation N.A., 3.25%, 10/29/2029	250,000	261,844
		8,840,542
Beverages-4.03%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.75%, 01/23/2029	2,690,000	3,139,598
Coca-Cola Co. (The), 2.13%, 09/06/2029	637,000	648,717
Diageo Capital PLC (United Kingdom), 2.38%, 10/24/2029	600,000	615,979
PepsiCo, Inc., 7.00%, 03/01/2029	304,000	413,999
		4,818,293
Biotechnology-3.07%
AbbVie, Inc., 3.20%, 11/21/2029	3,440,000	3,666,181
Building Products-0.40%
Fortune Brands Home & Security, Inc., 3.25%, 09/15/2029	447,000	481,265
Capital Markets-3.19%
Bank of New York Mellon Corp. (The), 3.30%, 08/23/2029	477,000	518,721
BlackRock, Inc., 3.25%, 04/30/2029	637,000	697,271
Brookfield Finance, Inc. (Canada), 4.85%, 03/29/2029	634,000	741,006
Charles Schwab Corp. (The)
4.00%, 02/01/2029(b)	375,000	423,334
3.25%, 05/22/2029	380,000	413,075
Lazard Group LLC, 4.38%, 03/11/2029	297,000	335,300
Northern Trust Corp., 3.15%, 05/03/2029	320,000	347,098
S&P Global, Inc., 2.50%, 12/01/2029	317,000	328,938
		3,804,743
	Principal Amount	Value
Chemicals-2.65%
Dow Chemical Co. (The), 7.38%, 11/01/2029	$590,000	$794,921
FMC Corp., 3.45%, 10/01/2029	320,000	346,729
Huntsman International LLC, 4.50%, 05/01/2029	480,000	533,453
Nutrien Ltd. (Canada), 4.20%, 04/01/2029	480,000	543,526
Rohm & Haas Co., 7.85%, 07/15/2029	300,000	411,643
Sherwin-Williams Co. (The), 2.95%, 08/15/2029	507,000	533,696
		3,163,968
Commercial Services & Supplies-0.29%
Waste Connections, Inc., 3.50%, 05/01/2029	317,000	346,013
Communications Equipment-0.78%
Juniper Networks, Inc., 3.75%, 08/15/2029	317,000	346,729
Motorola Solutions, Inc., 4.60%, 05/23/2029	505,000	579,960
		926,689
Consumer Finance-0.40%
Synchrony Financial, 5.15%, 03/19/2029	414,000	481,770
Containers & Packaging-0.75%
Packaging Corp. of America, 3.00%, 12/15/2029	320,000	337,055
WRKCo, Inc., 4.90%, 03/15/2029(b)	480,000	560,785
		897,840
Diversified Financial Services-0.52%
MidAmerican Energy Co., 3.65%, 04/15/2029	557,000	615,731
Diversified Telecommunication Services-4.74%
AT&T, Inc., 4.35%, 03/01/2029	1,900,000	2,142,849
Verizon Communications, Inc.
3.88%, 02/08/2029	635,000	703,669
4.02%, 12/03/2029	2,510,000	2,817,825
		5,664,343
Electric Utilities-4.20%
Avangrid, Inc., 3.80%, 06/01/2029	475,000	523,265
Duke Energy Corp., 3.40%, 06/15/2029	377,000	402,998
Duke Energy Florida LLC, 2.50%, 12/01/2029	442,000	452,434
Duke Energy Progress LLC, 3.45%, 03/15/2029	377,000	406,347
Evergy, Inc., 2.90%, 09/15/2029	509,000	530,452
Eversource Energy, Series O, 4.25%, 04/01/2029	320,000	361,229
Nevada Power Co., Series CC, 3.70%, 05/01/2029	297,000	328,474
NextEra Energy Capital Holdings, Inc.
3.50%, 04/01/2029	320,000	347,585
2.75%, 11/01/2029	633,000	654,634
Southern California Edison Co., Series A, 4.20%, 03/01/2029	320,000	360,965
Virginia Electric & Power Co., Series A, 2.88%, 07/15/2029	319,000	335,634
Xcel Energy, Inc., 2.60%, 12/01/2029	300,000	306,532
		5,010,549
Electronic Equipment, Instruments & Components-0.95%
Amphenol Corp., 4.35%, 06/01/2029	328,000	376,178
CDW LLC/CDW Finance Corp., 3.25%, 02/15/2029	440,000	440,473
Keysight Technologies, Inc., 3.00%, 10/30/2029	297,000	314,053
		1,130,704
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Energy Equipment & Services-0.84%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.14%, 11/07/2029	$307,000	$325,917
Boardwalk Pipelines L.P., 4.80%, 05/03/2029	312,000	353,615
NOV, Inc., 3.60%, 12/01/2029(b)	320,000	329,170
		1,008,702
Entertainment-1.63%
RELX Capital, Inc. (United Kingdom), 4.00%, 03/18/2029	605,000	673,304
Walt Disney Co. (The), 2.00%, 09/01/2029	1,270,000	1,269,069
		1,942,373
Equity REITs-8.45%
American Tower Corp.
3.95%, 03/15/2029	377,000	411,803
3.80%, 08/15/2029	1,040,000	1,129,899
Boston Properties L.P., 3.40%, 06/21/2029	537,000	572,530
Camden Property Trust, 3.15%, 07/01/2029	377,000	403,932
Crown Castle International Corp., 4.30%, 02/15/2029	375,000	417,851
CyrusOne L.P./CyrusOne Finance Corp., 3.45%, 11/15/2029	377,000	402,585
Digital Realty Trust L.P., 3.60%, 07/01/2029	570,000	623,293
ERP Operating L.P., 3.00%, 07/01/2029	377,000	401,406
Essex Portfolio L.P., 4.00%, 03/01/2029	315,000	352,535
GLP Capital L.P./GLP Financing II, Inc., 5.30%, 01/15/2029	450,000	514,408
Healthpeak Properties, Inc., 3.50%, 07/15/2029	409,000	446,083
Hudson Pacific Properties L.P., 4.65%, 04/01/2029	320,000	365,058
Omega Healthcare Investors, Inc., 3.63%, 10/01/2029	317,000	332,083
Public Storage, 3.39%, 05/01/2029	320,000	352,051
Realty Income Corp.
3.25%, 06/15/2029(b)	320,000	348,745
3.10%, 12/15/2029	377,000	405,700
Simon Property Group L.P., 2.45%, 09/13/2029	790,000	802,175
Ventas Realty L.P., 4.40%, 01/15/2029	505,000	572,324
Welltower, Inc.
2.05%, 01/15/2029	320,000	315,434
4.13%, 03/15/2029	345,000	385,013
Weyerhaeuser Co., 4.00%, 11/15/2029	480,000	539,101
		10,094,009
Food & Staples Retailing-1.46%
Ahold Finance USA LLC (Netherlands), 6.88%, 05/01/2029	294,000	386,330
Kroger Co. (The), 4.50%, 01/15/2029	375,000	433,247
Walmart, Inc.
3.25%, 07/08/2029	800,000	885,973
2.38%, 09/24/2029	35,000	36,601
		1,742,151
Food Products-1.24%
Kraft Heinz Foods Co. (The), 4.63%, 01/30/2029(b)	650,000	752,231
Tyson Foods, Inc., 4.35%, 03/01/2029	634,000	724,797
		1,477,028
	Principal Amount	Value
Gas Utilities-0.34%
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/2029	$377,000	$406,150
Health Care Equipment & Supplies-0.95%
Boston Scientific Corp., 4.00%, 03/01/2029	540,000	604,623
DH Europe Finance II S.a.r.l., 2.60%, 11/15/2029	507,000	528,930
		1,133,553
Health Care Providers & Services-3.39%
Anthem, Inc., 2.88%, 09/15/2029	527,000	551,061
CommonSpirit Health, 3.35%, 10/01/2029	537,000	573,540
HCA, Inc.
5.88%, 02/01/2029	630,000	740,269
4.13%, 06/15/2029	1,270,000	1,399,380
Laboratory Corp. of America Holdings, 2.95%, 12/01/2029	407,000	425,441
Quest Diagnostics, Inc., 4.20%, 06/30/2029	315,000	357,497
		4,047,188
Hotels, Restaurants & Leisure-0.59%
Starbucks Corp., 3.55%, 08/15/2029	637,000	700,261
Household Durables-0.72%
Leggett & Platt, Inc., 4.40%, 03/15/2029	305,000	345,665
Whirlpool Corp., 4.75%, 02/26/2029(b)	444,000	516,790
		862,455
Household Products-0.41%
Kimberly-Clark Corp., 3.20%, 04/25/2029	447,000	486,263
Industrial Conglomerates-1.40%
3M Co.
3.38%, 03/01/2029	507,000	555,801
2.38%, 08/26/2029	633,000	652,427
Roper Technologies, Inc., 2.95%, 09/15/2029	447,000	468,834
		1,677,062
Insurance-3.88%
American International Group, Inc., 4.25%, 03/15/2029	375,000	429,261
Aon Corp., 3.75%, 05/02/2029	477,000	523,989
CNA Financial Corp., 3.90%, 05/01/2029	297,000	330,848
CNO Financial Group, Inc., 5.25%, 05/30/2029	320,000	370,124
Hartford Financial Services Group, Inc. (The), 2.80%, 08/19/2029	377,000	392,694
Marsh & McLennan Cos., Inc., 4.38%, 03/15/2029	950,000	1,084,005
PartnerRe Finance B LLC, 3.70%, 07/02/2029	297,000	325,363
Principal Financial Group, Inc., 3.70%, 05/15/2029	317,000	352,041
Progressive Corp. (The), 4.00%, 03/01/2029	351,000	402,529
Reinsurance Group of America, Inc., 3.90%, 05/15/2029	375,000	417,616
		4,628,470
IT Services-5.85%
Broadridge Financial Solutions, Inc., 2.90%, 12/01/2029	477,000	492,212
Fidelity National Information Services, Inc., 3.75%, 05/21/2029	487,000	534,377
Fiserv, Inc., 3.50%, 07/01/2029	1,904,000	2,034,497
International Business Machines Corp., 3.50%, 05/15/2029	2,060,000	2,241,138

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
IT Services-(continued)
Mastercard, Inc., 2.95%, 06/01/2029	$637,000	$684,665
PayPal Holdings, Inc., 2.85%, 10/01/2029	950,000	1,000,696
		6,987,585
Leisure Products-0.52%
Hasbro, Inc., 3.90%, 11/19/2029(b)	567,000	624,183
Life Sciences Tools & Services-0.98%
PerkinElmer, Inc., 3.30%, 09/15/2029	543,000	575,176
Thermo Fisher Scientific, Inc., 2.60%, 10/01/2029	573,000	593,067
		1,168,243
Machinery-1.93%
Caterpillar, Inc., 2.60%, 09/19/2029(b)	295,000	309,983
Deere & Co., 5.38%, 10/16/2029	304,000	380,353
John Deere Capital Corp., 3.45%, 03/07/2029(b)	377,000	416,785
Parker-Hannifin Corp., 3.25%, 06/14/2029	637,000	679,054
Trane Technologies Luxembourg Finance S.A., 3.80%, 03/21/2029	477,000	522,586
		2,308,761
Media-1.50%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.05%, 03/30/2029	790,000	910,151
Discovery Communications LLC, 4.13%, 05/15/2029	477,000	526,255
ViacomCBS, Inc., 4.20%, 06/01/2029	317,000	354,325
		1,790,731
Metals & Mining-0.32%
ArcelorMittal S.A. (Luxembourg), 4.25%, 07/16/2029	350,000	382,037
Multiline Retail-0.58%
Target Corp., 3.38%, 04/15/2029	633,000	695,543
Multi-Utilities-0.27%
DTE Energy Co., Series C, 3.40%, 06/15/2029	299,000	318,991
Oil, Gas & Consumable Fuels-8.93%
Cenovus Energy, Inc. (Canada), 4.40%, 04/15/2029	447,000	491,448
Chevron USA, Inc., 3.25%, 10/15/2029	320,000	347,752
ConocoPhillips, 6.95%, 04/15/2029	980,000	1,290,780
Diamondback Energy, Inc., 3.50%, 12/01/2029	760,000	798,396
Enable Midstream Partners L.P., 4.15%, 09/15/2029	347,000	374,141
Enbridge, Inc. (Canada), 3.13%, 11/15/2029(b)	637,000	667,521
Energy Transfer L.P., 5.25%, 04/15/2029	950,000	1,087,641
Enterprise Products Operating LLC, 3.13%, 07/31/2029	790,000	838,271
Exxon Mobil Corp., 2.44%, 08/16/2029	790,000	816,290
MPLX L.P., 4.80%, 02/15/2029	475,000	539,937
ONEOK, Inc., 4.35%, 03/15/2029	444,000	487,789
Phillips 66 Partners L.P., 3.15%, 12/15/2029	377,000	390,010
Shell International Finance B.V. (Netherlands), 2.38%, 11/07/2029	950,000	973,750
TotalEnergies Capital International S.A. (France), 3.46%, 02/19/2029	800,000	872,476
Valero Energy Corp., 4.00%, 04/01/2029	633,000	688,468
		10,664,670
	Principal Amount	Value
Paper & Forest Products-0.38%
Georgia-Pacific LLC, 7.75%, 11/15/2029	$319,000	$449,919
Personal Products-0.78%
Estee Lauder Cos., Inc. (The), 2.38%, 12/01/2029	407,000	418,789
Unilever Capital Corp. (United Kingdom), 2.13%, 09/06/2029	500,000	510,155
		928,944
Pharmaceuticals-3.86%
AstraZeneca PLC (United Kingdom), 4.00%, 01/17/2029	635,000	719,778
Eli Lilly and Co., 3.38%, 03/15/2029	677,000	745,722
GlaxoSmithKline Capital PLC (United Kingdom), 3.38%, 06/01/2029	637,000	696,151
Merck & Co., Inc., 3.40%, 03/07/2029	1,110,000	1,219,679
Pfizer, Inc., 3.45%, 03/15/2029	1,110,000	1,225,663
		4,606,993
Road & Rail-1.04%
CSX Corp., 4.25%, 03/15/2029	604,000	690,274
Union Pacific Corp., 3.70%, 03/01/2029(b)	493,000	548,117
		1,238,391
Semiconductors & Semiconductor Equipment-3.02%
Intel Corp., 2.45%, 11/15/2029	1,267,000	1,304,259
KLA Corp., 4.10%, 03/15/2029(b)	505,000	574,629
Lam Research Corp., 4.00%, 03/15/2029	633,000	715,535
Micron Technology, Inc., 5.33%, 02/06/2029	445,000	523,954
Texas Instruments, Inc., 2.25%, 09/04/2029	477,000	493,872
		3,612,249
Specialty Retail-3.26%
Dell International LLC/EMC Corp., 5.30%, 10/01/2029	1,100,000	1,305,107
Home Depot, Inc. (The), 2.95%, 06/15/2029	1,113,000	1,191,107
Lowe’s Cos., Inc., 3.65%, 04/05/2029	950,000	1,045,616
O’Reilly Automotive, Inc., 3.90%, 06/01/2029	317,000	352,171
		3,894,001
Technology Hardware, Storage & Peripherals-0.95%
Apple, Inc., 2.20%, 09/11/2029	1,110,000	1,132,457
Tobacco-1.86%
Altria Group, Inc., 4.80%, 02/14/2029	1,210,000	1,371,357
BAT Capital Corp. (United Kingdom), 3.46%, 09/06/2029(b)	317,000	329,292
Philip Morris International, Inc., 3.38%, 08/15/2029(b)	477,000	519,767
		2,220,416
Trading Companies & Distributors-0.31%
GATX Corp., 4.70%, 04/01/2029	320,000	369,163
Water Utilities-0.32%
American Water Capital Corp., 3.45%, 06/01/2029	349,000	381,078
Wireless Telecommunication Services-0.48%
T-Mobile USA, Inc., 2.63%, 02/15/2029	600,000	579,774
Total U.S. Dollar Denominated Bonds & Notes (Cost $119,070,953)		117,477,859

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Money Market Funds-0.81%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $965,599)	965,599	$965,599
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.18% (Cost $120,036,552)		118,443,458
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.74%
Invesco Private Government Fund, 0.02%(c)(d)(e)	2,058,404	2,058,404
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(c)(d)(e)	4,801,502	$4,802,943
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,861,600)		6,861,347
TOTAL INVESTMENTS IN SECURITIES-104.92% (Cost $126,898,152)		125,304,805
OTHER ASSETS LESS LIABILITIES-(4.92)%		(5,878,211)
NET ASSETS-100.00%		$119,426,594

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2021.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$274,065	$4,234,237	$(3,542,703)	$-	$-	$965,599	$55
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,765,532	5,440,437	(5,147,565)	-	-	2,058,404	100*
Invesco Private Prime Fund	4,119,575	9,684,266	(9,000,317)	(253)	(328)	4,802,943	1,195*
Total	$6,159,172	$19,358,940	$(17,690,585)	$(253)	$(328)	$7,826,946	$1,350

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2030 Corporate Bond ETF (BSCU)
November 30, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.22%
Aerospace & Defense-3.71%
Boeing Co. (The), 5.15%, 05/01/2030	$650,000	$754,976
Raytheon Technologies Corp., 2.25%, 07/01/2030	183,000	182,950
Teledyne FLIR LLC, 2.50%, 08/01/2030	90,000	90,490
Textron, Inc., 3.00%, 06/01/2030	151,000	157,604
		1,186,020
Auto Components-0.39%
Magna International, Inc. (Canada), 2.45%, 06/15/2030	121,000	123,196
Automobiles-0.61%
General Motors Financial Co., Inc., 3.60%, 06/21/2030	183,000	194,193
Banks-5.31%
Banco Santander S.A. (Spain), 3.49%, 05/28/2030	200,000	211,685
Citizens Financial Group, Inc., 3.25%, 04/30/2030	110,000	117,182
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.56%, 02/25/2030	200,000	204,244
2.05%, 07/17/2030	200,000	195,367
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.75%, 01/15/2030	200,000	206,607
2.13%, 07/08/2030	200,000	196,761
SVB Financial Group, 3.13%, 06/05/2030	77,000	80,997
Truist Bank, 2.25%, 03/11/2030	250,000	248,855
Truist Financial Corp., 1.95%, 06/05/2030(b)	70,000	69,479
U.S. Bancorp, 1.38%, 07/22/2030	177,000	167,229
		1,698,406
Beverages-2.49%
Coca-Cola Co. (The), 1.65%, 06/01/2030	213,000	205,953
Constellation Brands, Inc., 2.88%, 05/01/2030	120,000	123,202
Diageo Capital PLC (United Kingdom), 2.00%, 04/29/2030	200,000	198,488
Keurig Dr Pepper, Inc., 3.20%, 05/01/2030	127,000	135,093
PepsiCo, Inc., 1.63%, 05/01/2030	137,000	133,341
		796,077
Biotechnology-2.39%
Amgen, Inc., 2.45%, 02/21/2030	243,000	245,679
Biogen, Inc., 2.25%, 05/01/2030	213,000	208,236
Gilead Sciences, Inc., 1.65%, 10/01/2030(b)	147,000	140,167
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	180,000	168,972
		763,054
Building Products-0.27%
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 1.75%, 09/15/2030	91,000	87,987
Capital Markets-2.89%
Brookfield Finance, Inc. (Canada), 4.35%, 04/15/2030	127,000	144,068
Cboe Global Markets, Inc., 1.63%, 12/15/2030	70,000	67,155
CI Financial Corp. (Canada), 3.20%, 12/17/2030	160,000	164,869
Franklin Resources, Inc., 1.60%, 10/30/2030	121,000	115,246
Nomura Holdings, Inc. (Japan), 2.68%, 07/16/2030(b)	200,000	201,728
	Principal Amount	Value
Capital Markets-(continued)
Northern Trust Corp., 1.95%, 05/01/2030	$147,000	$146,924
S&P Global, Inc., 1.25%, 08/15/2030	91,000	85,749
		925,739
Chemicals-2.50%
Air Products and Chemicals, Inc., 2.05%, 05/15/2030	177,000	178,272
Dow Chemical Co. (The), 2.10%, 11/15/2030(b)	103,000	101,670
EI du Pont de Nemours and Co., 2.30%, 07/15/2030	100,000	101,894
Linde, Inc., 1.10%, 08/10/2030	101,000	94,541
LYB International Finance III LLC
3.38%, 05/01/2030	77,000	83,533
2.25%, 10/01/2030	70,000	70,138
Nutrien Ltd. (Canada), 2.95%, 05/13/2030	77,000	80,951
Sherwin-Williams Co. (The), 2.30%, 05/15/2030	88,000	88,097
		799,096
Commercial Services & Supplies-0.31%
Republic Services, Inc., 2.30%, 03/01/2030	100,000	100,743
Communications Equipment-0.41%
Motorola Solutions, Inc., 2.30%, 11/15/2030	133,000	130,635
Construction & Engineering-0.60%
Quanta Services, Inc., 2.90%, 10/01/2030	187,000	192,955
Construction Materials-0.82%
Martin Marietta Materials, Inc., Series CB, 2.50%, 03/15/2030	98,000	98,922
Vulcan Materials Co., 3.50%, 06/01/2030	150,000	162,853
		261,775
Containers & Packaging-0.83%
Amcor Flexibles North America, Inc., 2.63%, 06/19/2030	90,000	91,578
Avery Dennison Corp., 2.65%, 04/30/2030	98,000	99,863
Sonoco Products Co., 3.13%, 05/01/2030	70,000	74,263
		265,704
Distributors-0.20%
Genuine Parts Co., 1.88%, 11/01/2030	68,000	63,597
Diversified Consumer Services-0.51%
Block Financial LLC, 3.88%, 08/15/2030	92,000	97,837
Yale University, Series 2020, 1.48%, 04/15/2030	68,000	66,747
		164,584
Diversified Financial Services-2.11%
Berkshire Hathaway Energy Co., 3.70%, 07/15/2030	180,000	200,677
GE Capital Funding LLC, 4.40%, 05/15/2030	400,000	475,912
		676,589
Diversified Telecommunication Services-0.94%
Verizon Communications, Inc.
1.50%, 09/18/2030	150,000	140,984
1.68%, 10/30/2030	170,000	160,622
		301,606
Electric Utilities-4.63%
AEP Texas, Inc., Series I, 2.10%, 07/01/2030	87,000	84,013
Alabama Power Co., Series 20-A, 1.45%, 09/15/2030	91,000	85,657
Duke Energy Carolinas LLC, 2.45%, 02/01/2030	68,000	68,613
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
Duke Energy Corp., 2.45%, 06/01/2030(b)	$120,000	$118,445
Duke Energy Florida LLC, 1.75%, 06/15/2030	68,000	64,883
Entergy Corp., 2.80%, 06/15/2030	117,000	118,709
Eversource Energy, Series R, 1.65%, 08/15/2030	91,000	85,577
NextEra Energy Capital Holdings, Inc., 2.25%, 06/01/2030(b)	293,000	291,605
Pacific Gas and Electric Co., 4.55%, 07/01/2030	517,000	565,023
		1,482,525
Electrical Equipment-0.42%
Acuity Brands Lighting, Inc., 2.15%, 12/15/2030	68,000	66,740
Emerson Electric Co., 1.95%, 10/15/2030	68,000	67,060
		133,800
Electronic Equipment, Instruments & Components-0.34%
Jabil, Inc., 3.60%, 01/15/2030	100,000	108,865
Energy Equipment & Services-1.57%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 4.49%, 05/01/2030	98,000	112,881
Halliburton Co., 2.92%, 03/01/2030(b)	147,000	150,376
Schlumberger Investment S.A., 2.65%, 06/26/2030(b)	233,000	237,623
		500,880
Entertainment-0.69%
Activision Blizzard, Inc., 1.35%, 09/15/2030	68,000	62,300
RELX Capital, Inc. (United Kingdom), 3.00%, 05/22/2030	150,000	158,187
		220,487
Equity REITs-3.69%
American Tower Corp.
2.90%, 01/15/2030	110,000	112,321
2.10%, 06/15/2030	110,000	105,716
1.88%, 10/15/2030	120,000	113,252
Brixmor Operating Partnership L.P., 4.05%, 07/01/2030	150,000	165,052
Camden Property Trust, 2.80%, 05/15/2030	108,000	113,614
Host Hotels & Resorts L.P., Series I, 3.50%, 09/15/2030	150,000	153,874
Kimco Realty Corp., 2.70%, 10/01/2030	100,000	102,820
Prologis L.P., 1.25%, 10/15/2030	111,000	103,404
Regency Centers L.P., 3.70%, 06/15/2030	90,000	98,523
Simon Property Group L.P., 2.65%, 07/15/2030	110,000	112,403
		1,180,979
Food & Staples Retailing-1.21%
Costco Wholesale Corp., 1.60%, 04/20/2030	253,000	246,599
Kroger Co. (The), 2.20%, 05/01/2030	68,000	67,962
Walgreens Boots Alliance, Inc., 3.20%, 04/15/2030(b)	68,000	71,844
		386,405
Food Products-2.92%
Campbell Soup Co., 2.38%, 04/24/2030	68,000	67,811
Hormel Foods Corp., 1.80%, 06/11/2030	143,000	140,387
Ingredion, Inc., 2.90%, 06/01/2030	120,000	125,631
JM Smucker Co. (The), 2.38%, 03/15/2030	98,000	99,066
Kellogg Co., 2.10%, 06/01/2030	68,000	67,368
	Principal Amount	Value
Food Products-(continued)
Kraft Heinz Foods Co. (The), 3.75%, 04/01/2030	$150,000	$163,699
McCormick & Co., Inc., 2.50%, 04/15/2030	78,000	79,289
Mondelez International, Inc., 2.75%, 04/13/2030	183,000	189,905
		933,156
Gas Utilities-0.49%
CenterPoint Energy Resources Corp., 1.75%, 10/01/2030	68,000	64,008
Southern California Gas Co., Series XX, 2.55%, 02/01/2030	90,000	92,676
		156,684
Health Care Equipment & Supplies-2.72%
Abbott Laboratories, 1.40%, 06/30/2030(b)	71,000	68,396
Becton, Dickinson and Co., 2.82%, 05/20/2030	127,000	131,325
Boston Scientific Corp., 2.65%, 06/01/2030	243,000	247,617
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030	127,000	135,322
Smith & Nephew PLC (United Kingdom), 2.03%, 10/14/2030	147,000	143,005
Stryker Corp., 1.95%, 06/15/2030	147,000	144,657
		870,322
Health Care Providers & Services-5.49%
AmerisourceBergen Corp., 2.80%, 05/15/2030	58,000	59,846
Anthem, Inc., 2.25%, 05/15/2030	163,000	162,609
Centene Corp.
3.38%, 02/15/2030	329,000	331,776
3.00%, 10/15/2030	363,000	362,886
Cigna Corp., 2.40%, 03/15/2030	303,000	303,871
CommonSpirit Health, 2.78%, 10/01/2030	80,000	82,296
CVS Health Corp., 1.75%, 08/21/2030	180,000	171,371
Sutter Health, Series 20-A, 2.29%, 08/15/2030	100,000	101,174
UnitedHealth Group, Inc., 2.00%, 05/15/2030(b)	183,000	181,929
		1,757,758
Hotels, Restaurants & Leisure-2.96%
Booking Holdings, Inc., 4.63%, 04/13/2030	213,000	249,617
Marriott International, Inc., Series FF, 4.63%, 06/15/2030	183,000	206,254
McDonald’s Corp., 2.13%, 03/01/2030	121,000	121,071
Starbucks Corp.
2.25%, 03/12/2030	110,000	110,466
2.55%, 11/15/2030	253,000	258,406
		945,814
Household Durables-1.00%
Mohawk Industries, Inc., 3.63%, 05/15/2030	100,000	108,402
NVR, Inc., 3.00%, 05/15/2030	203,000	211,723
		320,125
Household Products-0.74%
Clorox Co. (The), 1.80%, 05/15/2030	68,000	66,079
Procter & Gamble Co. (The), 1.20%, 10/29/2030	180,000	170,834
		236,913
Industrial Conglomerates-1.09%
General Electric Co., 3.63%, 05/01/2030(b)	183,000	206,430
Honeywell International, Inc., 1.95%, 06/01/2030	143,000	142,984
		349,414

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Insurance-5.23%
Alleghany Corp., 3.63%, 05/15/2030	$100,000	$108,912
Allstate Corp. (The), 1.45%, 12/15/2030(b)	80,000	75,968
American International Group, Inc., 3.40%, 06/30/2030	233,000	252,236
Aon Corp., 2.80%, 05/15/2030	167,000	171,397
Berkshire Hathaway Finance Corp.
1.85%, 03/12/2030	68,000	67,659
1.45%, 10/15/2030	111,000	106,118
Brighthouse Financial, Inc., 5.63%, 05/15/2030	90,000	108,512
CNA Financial Corp., 2.05%, 08/15/2030	70,000	68,824
Fidelity National Financial, Inc., 3.40%, 06/15/2030	90,000	95,683
Loews Corp., 3.20%, 05/15/2030	98,000	105,150
Marsh & McLennan Cos., Inc., 2.25%, 11/15/2030	107,000	106,285
Principal Financial Group, Inc., 2.13%, 06/15/2030	91,000	90,625
Prudential Financial, Inc., 2.10%, 03/10/2030	58,000	58,707
Prudential PLC (United Kingdom), 3.13%, 04/14/2030	150,000	161,241
Reinsurance Group of America, Inc., 3.15%, 06/15/2030	90,000	95,458
		1,672,775
Interactive Media & Services-0.92%
Alphabet, Inc., 1.10%, 08/15/2030	313,000	292,827
Internet & Direct Marketing Retail-1.40%
Amazon.com, Inc., 1.50%, 06/03/2030	293,000	283,403
eBay, Inc., 2.70%, 03/11/2030	160,000	164,127
		447,530
IT Services-2.84%
Automatic Data Processing, Inc., 1.25%, 09/01/2030	147,000	139,351
Fiserv, Inc., 2.65%, 06/01/2030	183,000	185,252
Global Payments, Inc., 2.90%, 05/15/2030	203,000	205,763
International Business Machines Corp., 1.95%, 05/15/2030	200,000	195,145
PayPal Holdings, Inc., 2.30%, 06/01/2030	181,000	184,057
		909,568
Life Sciences Tools & Services-0.21%
Agilent Technologies, Inc., 2.10%, 06/04/2030	68,000	66,785
Machinery-2.05%
Cummins, Inc., 1.50%, 09/01/2030	123,000	117,002
Flowserve Corp., 3.50%, 10/01/2030	100,000	104,197
IDEX Corp., 3.00%, 05/01/2030	68,000	71,335
John Deere Capital Corp., 2.45%, 01/09/2030	100,000	103,293
Otis Worldwide Corp., 2.57%, 02/15/2030	253,000	258,984
		654,811
Media-1.01%
Discovery Communications LLC, 3.63%, 05/15/2030(b)	217,000	232,492
Omnicom Group, Inc., 2.45%, 04/30/2030	91,000	90,461
		322,953
Metals & Mining-1.21%
Newmont Corp., 2.25%, 10/01/2030	147,000	143,898
Nucor Corp., 2.70%, 06/01/2030(b)	98,000	101,052
	Principal Amount	Value
Metals & Mining-(continued)
Reliance Steel & Aluminum Co., 2.15%, 08/15/2030	$58,000	$56,897
Teck Resources Ltd. (Canada), 3.90%, 07/15/2030(b)	80,000	85,822
		387,669
Multi-Utilities-1.07%
NiSource, Inc., 3.60%, 05/01/2030	147,000	158,145
Public Service Enterprise Group, Inc., 1.60%, 08/15/2030	81,000	75,124
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/2030	113,000	108,237
		341,506
Oil, Gas & Consumable Fuels-7.56%
BP Capital Markets America, Inc., 1.75%, 08/10/2030(b)	147,000	141,460
Canadian Natural Resources Ltd. (Canada), 2.95%, 07/15/2030	98,000	100,160
Chevron Corp., 2.24%, 05/11/2030	213,000	216,115
Enterprise Products Operating LLC, 2.80%, 01/31/2030	223,000	231,128
EOG Resources, Inc., 4.38%, 04/15/2030	150,000	172,799
Equinor ASA (Norway), 2.38%, 05/22/2030	127,000	129,587
Exxon Mobil Corp., 2.61%, 10/15/2030(b)	333,000	344,932
Magellan Midstream Partners L.P., 3.25%, 06/01/2030	70,000	73,812
MPLX L.P., 2.65%, 08/15/2030	220,000	217,710
ONEOK, Inc., 3.10%, 03/15/2030	130,000	133,878
Phillips 66, 2.15%, 12/15/2030	120,000	114,505
Pioneer Natural Resources Co., 1.90%, 08/15/2030	127,000	120,407
Plains All American Pipeline L.P./PAA Finance Corp., 3.80%, 09/15/2030	127,000	133,519
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/2030	130,000	137,246
Williams Cos., Inc. (The), 3.50%, 11/15/2030(b)	143,000	152,158
		2,419,416
Personal Products-0.62%
Estee Lauder Cos., Inc. (The), 2.60%, 04/15/2030	100,000	104,031
Unilever Capital Corp. (United Kingdom), 1.38%, 09/14/2030	100,000	95,145
		199,176
Pharmaceuticals-6.26%
AstraZeneca PLC (United Kingdom), 1.38%, 08/06/2030	190,000	179,072
Bristol-Myers Squibb Co., 1.45%, 11/13/2030(b)	140,000	133,846
Johnson & Johnson, 1.30%, 09/01/2030	250,000	238,599
Merck & Co., Inc., 1.45%, 06/24/2030	183,000	175,824
Perrigo Finance Unlimited Co., 3.15%, 06/15/2030	200,000	196,908
Pfizer, Inc., 1.70%, 05/28/2030	147,000	144,165
Royalty Pharma PLC, 2.20%, 09/02/2030	140,000	135,521
Takeda Pharmaceutical Co. Ltd. (Japan), 2.05%, 03/31/2030	400,000	390,569
Viatris, Inc., 2.70%, 06/22/2030	300,000	300,066
Zoetis, Inc., 2.00%, 05/15/2030	110,000	108,297
		2,002,867

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Professional Services-0.40%
Equifax, Inc., 3.10%, 05/15/2030	$120,000	$126,704
Road & Rail-0.22%
Canadian Pacific Railway Co. (Canada), 2.05%, 03/05/2030(b)	70,000	69,341
Semiconductors & Semiconductor Equipment-2.08%
Applied Materials, Inc., 1.75%, 06/01/2030	111,000	109,649
Lam Research Corp., 1.90%, 06/15/2030	111,000	110,028
QUALCOMM, Inc., 2.15%, 05/20/2030	203,000	205,870
Texas Instruments, Inc., 1.75%, 05/04/2030	111,000	109,299
Xilinx, Inc., 2.38%, 06/01/2030	127,000	129,785
		664,631
Software-1.63%
Autodesk, Inc., 2.85%, 01/15/2030	100,000	104,874
Citrix Systems, Inc., 3.30%, 03/01/2030	150,000	151,969
Intuit, Inc., 1.65%, 07/15/2030	68,000	65,871
ServiceNow, Inc., 1.40%, 09/01/2030	213,000	198,975
		521,689
Specialty Retail-2.19%
AutoNation, Inc., 4.75%, 06/01/2030	98,000	113,531
Best Buy Co., Inc., 1.95%, 10/01/2030	91,000	87,535
Dell International LLC/EMC Corp., 6.20%, 07/15/2030	110,000	140,303
Leidos, Inc., 4.38%, 05/15/2030	110,000	122,627
Lowe’s Cos., Inc., 1.70%, 10/15/2030	177,000	168,421
Tractor Supply Co., 1.75%, 11/01/2030	71,000	67,023
		699,440
Technology Hardware, Storage & Peripherals-1.62%
Apple, Inc.
1.65%, 05/11/2030	253,000	246,475
1.25%, 08/20/2030	180,000	169,638
NetApp, Inc., 2.70%, 06/22/2030	100,000	101,457
		517,570
Textiles, Apparel & Luxury Goods-0.88%
Ralph Lauren Corp., 2.95%, 06/15/2030	121,000	126,562
VF Corp., 2.95%, 04/23/2030	150,000	156,421
		282,983
Tobacco-1.08%
Altria Group, Inc., 3.40%, 05/06/2030	127,000	131,579
Philip Morris International, Inc.
2.10%, 05/01/2030	110,000	108,420
1.75%, 11/01/2030	111,000	106,443
		346,442
	Principal Amount	Value
Trading Companies & Distributors-0.96%
Air Lease Corp.
3.00%, 02/01/2030	$110,000	$110,938
3.13%, 12/01/2030	110,000	111,911
GATX Corp., 4.00%, 06/30/2030	77,000	85,834
		308,683
Water Utilities-0.53%
American Water Capital Corp., 2.80%, 05/01/2030	77,000	80,230
Essential Utilities, Inc., 2.70%, 04/15/2030	88,000	89,879
		170,109
Total U.S. Dollar Denominated Bonds & Notes (Cost $32,392,180)		31,741,558
	Shares
Money Market Funds-0.18%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $56,856)	56,856	56,856
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.40% (Cost $32,449,036)		31,798,414
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.79%
Invesco Private Government Fund, 0.02%(c)(d)(e)	844,132	844,132
Invesco Private Prime Fund, 0.11%(c)(d)(e)	1,969,050	1,969,641
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,813,908)		2,813,773
TOTAL INVESTMENTS IN SECURITIES-108.19% (Cost $35,262,944)		34,612,187
OTHER ASSETS LESS LIABILITIES-(8.19)%		(2,620,211)
NET ASSETS-100.00%		$31,991,976

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
November 30, 2021
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2021.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$7,342	$174,678	$(125,164)	$-	$-	$56,856	$3
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	935,638	1,300,945	(1,392,451)	-	-	844,132	44*
Invesco Private Prime Fund	2,183,156	2,851,926	(3,065,215)	(135)	(91)	1,969,641	541*
Total	$3,126,136	$4,327,549	$(4,582,830)	$(135)	$(91)	$2,870,629	$588

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2031 Corporate Bond ETF (BSCV)
November 30, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.41%
Aerospace & Defense-1.63%
Boeing Co. (The), 3.63%, 02/01/2031	$70,000	$74,390
General Dynamics Corp., 2.25%, 06/01/2031	20,000	20,352
L3Harris Technologies, Inc., 1.80%, 01/15/2031	30,000	28,740
Textron, Inc., 2.45%, 03/15/2031	20,000	19,828
		143,310
Air Freight & Logistics-0.57%
FedEx Corp., 2.40%, 05/15/2031	50,000	50,419
Automobiles-3.09%
American Honda Finance Corp., 1.80%, 01/13/2031	30,000	29,303
Daimler Finance North America LLC (Germany), 8.50%, 01/18/2031	50,000	74,954
General Motors Financial Co., Inc.
2.35%, 01/08/2031	50,000	48,494
2.70%, 06/10/2031	50,000	49,582
Toyota Motor Corp. (Japan), 2.36%, 03/25/2031	20,000	20,769
Toyota Motor Credit Corp.
1.65%, 01/10/2031	30,000	29,129
1.90%, 09/12/2031	20,000	19,690
		271,921
Beverages-2.72%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.90%, 01/23/2031	30,000	36,096
Coca-Cola Co. (The)
2.00%, 03/05/2031	40,000	39,839
1.38%, 03/15/2031	60,000	56,527
Constellation Brands, Inc., 2.25%, 08/01/2031	50,000	48,790
Keurig Dr Pepper, Inc., 2.25%, 03/15/2031	20,000	19,844
PepsiCo, Inc., 1.40%, 02/25/2031	40,000	38,308
		239,404
Biotechnology-0.68%
Amgen, Inc., 2.30%, 02/25/2031	60,000	59,667
Building Products-1.01%
Carrier Global Corp., 2.70%, 02/15/2031	40,000	40,758
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 2.00%, 09/16/2031	20,000	19,376
Masco Corp., 2.00%, 02/15/2031	30,000	28,850
		88,984
Capital Markets-3.47%
Bank of New York Mellon Corp. (The)
1.65%, 01/28/2031	20,000	19,465
1.80%, 07/28/2031	20,000	19,590
BlackRock, Inc., 1.90%, 01/28/2031	60,000	59,553
Brookfield Finance, Inc. (Canada), 2.72%, 04/15/2031	20,000	20,324
Charles Schwab Corp. (The)
1.65%, 03/11/2031	40,000	38,481
2.30%, 05/13/2031	40,000	40,636
1.95%, 12/01/2031	40,000	39,556
Nasdaq, Inc., 1.65%, 01/15/2031	30,000	28,033
State Street Corp., 2.20%, 03/03/2031	40,000	39,787
		305,425
Chemicals-0.32%
Ecolab, Inc., 1.30%, 01/30/2031	30,000	28,303
	Principal Amount	Value
Commercial Services & Supplies-0.85%
Republic Services, Inc., 1.45%, 02/15/2031	$30,000	$28,001
Waste Management, Inc., 1.50%, 03/15/2031	50,000	46,930
		74,931
Communications Equipment-0.46%
Motorola Solutions, Inc., 2.75%, 05/24/2031	40,000	40,322
Construction Materials-0.90%
Eagle Materials, Inc., 2.50%, 07/01/2031	40,000	39,553
Martin Marietta Materials, Inc., 2.40%, 07/15/2031	40,000	39,892
		79,445
Consumer Finance-1.76%
Ally Financial, Inc.
8.00%, 11/01/2031	90,000	127,400
8.00%, 11/01/2031	20,000	27,810
		155,210
Containers & Packaging-0.46%
Amcor Flexibles North America, Inc., 2.69%, 05/25/2031	40,000	40,701
Diversified Financial Services-0.44%
Berkshire Hathaway Energy Co., 1.65%, 05/15/2031	20,000	19,052
ORIX Corp. (Japan), 2.25%, 03/09/2031	20,000	20,127
		39,179
Diversified Telecommunication Services-7.19%
AT&T, Inc., 2.75%, 06/01/2031	140,000	142,407
Orange S.A. (France), 9.00%, 03/01/2031	120,000	184,674
Verizon Communications, Inc.
1.75%, 01/20/2031	110,000	104,287
2.55%, 03/21/2031	200,000	202,027
		633,395
Electric Utilities-4.77%
Appalachian Power Co., Series AA, 2.70%, 04/01/2031	20,000	20,405
Baltimore Gas and Electric Co., 2.25%, 06/15/2031	20,000	19,976
Consolidated Edison Co. of New York, Inc., 2.40%, 06/15/2031	40,000	40,339
Duke Energy Carolinas LLC, 2.55%, 04/15/2031	30,000	30,435
Duke Energy Corp., 2.55%, 06/15/2031	50,000	49,822
Duke Energy Progress LLC, 2.00%, 08/15/2031	30,000	29,472
Entergy Corp., 2.40%, 06/15/2031	30,000	29,674
Entergy Texas, Inc., 1.75%, 03/15/2031	30,000	28,344
Pacific Gas and Electric Co., 2.50%, 02/01/2031	90,000	86,131
Progress Energy, Inc., 7.75%, 03/01/2031	20,000	27,883
Public Service Co. of Colorado, 1.88%, 06/15/2031	40,000	38,842
Southern Co. Gas Capital Corp., Series 20-A, 1.75%, 01/15/2031	20,000	18,671
		419,994
Electronic Equipment, Instruments & Components-1.38%
Amphenol Corp., 2.20%, 09/15/2031	40,000	39,498
Jabil, Inc., 3.00%, 01/15/2031	30,000	30,998
Teledyne Technologies, Inc., 2.75%, 04/01/2031	50,000	51,105
		121,601
Energy Equipment & Services-0.23%
Boardwalk Pipelines L.P., 3.40%, 02/15/2031	20,000	20,770
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Entertainment-1.85%
Electronic Arts, Inc., 1.85%, 02/15/2031	$40,000	$38,259
Walt Disney Co. (The), 2.65%, 01/13/2031	120,000	124,700
		162,959
Equity REITs-11.73%
Alexandria Real Estate Equities, Inc., 3.38%, 08/15/2031	40,000	43,397
American Assets Trust L.P., 3.38%, 02/01/2031	20,000	20,532
American Tower Corp.
2.70%, 04/15/2031	30,000	30,178
2.30%, 09/15/2031	30,000	29,071
AvalonBay Communities, Inc., 2.45%, 01/15/2031	30,000	30,809
Boston Properties L.P., 3.25%, 01/30/2031	60,000	62,736
CBRE Services, Inc., 2.50%, 04/01/2031	20,000	20,089
Corporate Office Properties L.P., 2.75%, 04/15/2031	30,000	30,124
Crown Castle International Corp.
2.25%, 01/15/2031	50,000	48,403
2.10%, 04/01/2031	50,000	47,803
2.50%, 07/15/2031	40,000	39,543
Equinix, Inc., 2.50%, 05/15/2031	50,000	49,527
ERP Operating L.P., 1.85%, 08/01/2031	20,000	19,406
GLP Capital L.P./GLP Financing II, Inc., 4.00%, 01/15/2031	30,000	31,849
Healthcare Trust of America Holdings L.P., 2.00%, 03/15/2031	30,000	28,347
Healthpeak Properties, Inc., 2.88%, 01/15/2031	30,000	31,174
Invitation Homes Operating Partnership L.P., 2.00%, 08/15/2031	30,000	28,487
Kimco Realty Corp., 2.25%, 12/01/2031	20,000	19,479
Life Storage L.P., 2.40%, 10/15/2031	30,000	29,482
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	60,000	59,486
Omega Healthcare Investors, Inc., 3.38%, 02/01/2031	30,000	30,252
Physicians Realty L.P., 2.63%, 11/01/2031	20,000	20,005
Public Storage, 2.30%, 05/01/2031	20,000	20,176
Realty Income Corp., 3.25%, 01/15/2031	40,000	43,052
Sabra Health Care L.P., 3.20%, 12/01/2031	40,000	39,300
Simon Property Group L.P., 2.20%, 02/01/2031	30,000	29,497
Sun Communities Operating L.P., 2.70%, 07/15/2031	40,000	40,112
Ventas Realty L.P., 2.50%, 09/01/2031	20,000	19,787
W.P. Carey, Inc., 2.40%, 02/01/2031	20,000	19,821
Welltower, Inc.
2.75%, 01/15/2031	30,000	30,907
2.80%, 06/01/2031	40,000	40,969
		1,033,800
Food & Staples Retailing-1.23%
Kroger Co. (The), 1.70%, 01/15/2031	20,000	18,980
Walmart, Inc., 1.80%, 09/22/2031	90,000	89,080
		108,060
Food Products-2.43%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	50,000	50,592
Flowers Foods, Inc., 2.40%, 03/15/2031	20,000	19,950
General Mills, Inc., 2.25%, 10/14/2031	20,000	19,775
Kellogg Co., Series B, 7.45%, 04/01/2031	20,000	28,433
Kraft Heinz Foods Co. (The), 4.25%, 03/01/2031	50,000	57,243
	Principal Amount	Value
Food Products-(continued)
McCormick & Co., Inc., 1.85%, 02/15/2031	$20,000	$18,992
Mondelez International, Inc., 1.50%, 02/04/2031	20,000	18,782
		213,767
Gas Utilities-0.55%
Atmos Energy Corp., 1.50%, 01/15/2031	30,000	28,226
National Fuel Gas Co., 2.95%, 03/01/2031	20,000	20,268
		48,494
Health Care Equipment & Supplies-0.76%
Baxter International, Inc., 1.73%, 04/01/2031	20,000	19,126
Becton, Dickinson and Co., 1.96%, 02/11/2031	50,000	48,085
		67,211
Health Care Providers & Services-6.30%
AmerisourceBergen Corp., 2.70%, 03/15/2031	50,000	50,741
Anthem, Inc., 2.55%, 03/15/2031	50,000	51,098
Centene Corp.
2.50%, 03/01/2031	100,000	96,000
2.63%, 08/01/2031	60,000	58,147
Cigna Corp., 2.38%, 03/15/2031	80,000	80,256
CVS Health Corp., 1.88%, 02/28/2031	60,000	57,400
HCA, Inc., 2.38%, 07/15/2031	40,000	39,070
Laboratory Corp. of America Holdings, 2.70%, 06/01/2031	20,000	20,341
Quest Diagnostics, Inc., 2.80%, 06/30/2031	30,000	30,978
UnitedHealth Group, Inc., 2.30%, 05/15/2031	70,000	70,939
		554,970
Hotels, Restaurants & Leisure-1.14%
Expedia Group, Inc., 2.95%, 03/15/2031	50,000	50,543
Marriott International, Inc., Series HH, 2.85%, 04/15/2031	50,000	50,258
		100,801
Household Products-0.58%
Procter & Gamble Co. (The), 1.95%, 04/23/2031	50,000	50,765
Independent Power and Renewable Electricity Producers-0.79%
AES Corp. (The), 2.45%, 01/15/2031	50,000	49,015
DTE Electric Co., Series C, 2.63%, 03/01/2031	20,000	20,715
		69,730
Industrial Conglomerates-1.19%
Honeywell International, Inc., 1.75%, 09/01/2031	70,000	67,965
Roper Technologies, Inc., 1.75%, 02/15/2031	40,000	37,358
		105,323
Insurance-1.49%
Assured Guaranty US Holdings, Inc., 3.15%, 06/15/2031	20,000	21,071
Brown & Brown, Inc., 2.38%, 03/15/2031	30,000	29,684
Fidelity National Financial, Inc., 2.45%, 03/15/2031	30,000	29,757
First American Financial Corp., 2.40%, 08/15/2031	30,000	29,233
Lincoln National Corp., 3.40%, 01/15/2031	20,000	21,651
		131,396
Internet & Direct Marketing Retail-2.06%
Amazon.com, Inc., 2.10%, 05/12/2031	140,000	140,866
eBay, Inc., 2.60%, 05/10/2031	40,000	40,568
		181,434
IT Services-2.57%
Broadridge Financial Solutions, Inc., 2.60%, 05/01/2031	50,000	50,528

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
IT Services-(continued)
Fidelity National Information Services, Inc., 2.25%, 03/01/2031	$60,000	$58,723
Mastercard, Inc., 1.90%, 03/15/2031	30,000	30,052
VeriSign, Inc., 2.70%, 06/15/2031	40,000	40,431
Visa, Inc., 1.10%, 02/15/2031	50,000	46,627
		226,361
Life Sciences Tools & Services-1.34%
Agilent Technologies, Inc., 2.30%, 03/12/2031	40,000	39,672
Illumina, Inc., 2.55%, 03/23/2031	20,000	20,095
Thermo Fisher Scientific, Inc., 2.00%, 10/15/2031	60,000	58,808
		118,575
Machinery-1.24%
Caterpillar, Inc., 1.90%, 03/12/2031(b)	20,000	19,900
IDEX Corp., 2.63%, 06/15/2031	20,000	20,400
John Deere Capital Corp.
1.45%, 01/15/2031	20,000	18,971
2.00%, 06/17/2031	30,000	29,843
Xylem, Inc., 2.25%, 01/30/2031	20,000	20,120
		109,234
Media-4.36%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 2.80%, 04/01/2031	100,000	99,106
Comcast Corp.
1.95%, 01/15/2031	70,000	68,486
1.50%, 02/15/2031	80,000	75,304
Interpublic Group of Cos., Inc. (The), 2.40%, 03/01/2031	20,000	20,116
Omnicom Group, Inc., 2.60%, 08/01/2031	50,000	50,364
ViacomCBS, Inc., 4.95%, 01/15/2031	60,000	71,114
		384,490
Metals & Mining-0.24%
Steel Dynamics, Inc., 3.25%, 01/15/2031	20,000	21,064
Multiline Retail-0.23%
Kohl’s Corp., 3.38%, 05/01/2031	20,000	20,588
Multi-Utilities-1.71%
Ameren Corp., 3.50%, 01/15/2031	40,000	43,693
CenterPoint Energy, Inc., 2.65%, 06/01/2031	20,000	20,215
Dominion Energy, Inc., Series C, 2.25%, 08/15/2031	50,000	49,112
NiSource, Inc., 1.70%, 02/15/2031	40,000	37,624
		150,644
Oil, Gas & Consumable Fuels-5.74%
Burlington Resources LLC
7.20%, 08/15/2031	30,000	42,710
7.40%, 12/01/2031	20,000	28,917
Conoco Funding Co., 7.25%, 10/15/2031	20,000	28,359
Devon Energy Corp., 7.88%, 09/30/2031	20,000	28,346
Diamondback Energy, Inc., 3.13%, 03/24/2031	40,000	40,875
Hess Corp., 7.30%, 08/15/2031	30,000	40,066
Kinder Morgan, Inc.
2.00%, 02/15/2031	40,000	37,752
7.80%, 08/01/2031	20,000	28,057
ONEOK, Inc., 6.35%, 01/15/2031	30,000	37,761
Ovintiv, Inc., 7.38%, 11/01/2031	20,000	25,734
Pioneer Natural Resources Co., 2.15%, 01/15/2031	50,000	48,079
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
TransCanada PipeLines Ltd. (Canada), 2.50%, 10/12/2031	$50,000	$49,530
Williams Cos., Inc. (The), 2.60%, 03/15/2031	70,000	69,385
		505,571
Personal Products-0.34%
Estee Lauder Cos., Inc. (The), 1.95%, 03/15/2031	30,000	29,996
Pharmaceuticals-1.34%
Astrazeneca Finance LLC (United Kingdom), 2.25%, 05/28/2031	40,000	40,430
Pfizer, Inc., 1.75%, 08/18/2031	50,000	48,725
Royalty Pharma PLC, 2.15%, 09/02/2031	30,000	28,581
		117,736
Professional Services-0.56%
Equifax, Inc., 2.35%, 09/15/2031	50,000	49,273
Road & Rail-0.81%
Norfolk Southern Corp., 2.30%, 05/15/2031	20,000	20,201
Union Pacific Corp., 2.38%, 05/20/2031	50,000	51,076
		71,277
Semiconductors & Semiconductor Equipment-2.84%
Analog Devices, Inc., 2.10%, 10/01/2031	50,000	50,159
Intel Corp., 2.00%, 08/12/2031	60,000	59,395
Marvell Technology, Inc., 2.95%, 04/15/2031	40,000	40,921
NVIDIA Corp., 2.00%, 06/15/2031	60,000	59,669
Skyworks Solutions, Inc., 3.00%, 06/01/2031	20,000	20,316
Texas Instruments, Inc., 1.90%, 09/15/2031	20,000	19,906
		250,366
Software-4.09%
Autodesk, Inc., 2.40%, 12/15/2031	50,000	49,484
Fortinet, Inc., 2.20%, 03/15/2031	20,000	19,666
Oracle Corp., 2.88%, 03/25/2031	150,000	153,653
salesforce.com, inc., 1.95%, 07/15/2031	70,000	69,647
VMware, Inc., 2.20%, 08/15/2031	70,000	68,096
		360,546
Specialty Retail-3.43%
AutoZone, Inc., 1.65%, 01/15/2031	30,000	28,174
Home Depot, Inc. (The)
1.38%, 03/15/2031	60,000	56,581
1.88%, 09/15/2031	50,000	49,044
Leidos, Inc., 2.30%, 02/15/2031	40,000	38,816
Lowe’s Cos., Inc., 2.63%, 04/01/2031	70,000	71,728
O’Reilly Automotive, Inc., 1.75%, 03/15/2031	20,000	19,076
Ross Stores, Inc., 1.88%, 04/15/2031	20,000	19,271
TJX Cos., Inc. (The), 1.60%, 05/15/2031	20,000	19,252
		301,942
Technology Hardware, Storage & Peripherals-1.99%
Apple, Inc.
1.65%, 02/08/2031	130,000	126,333
1.70%, 08/05/2031	50,000	48,719
		175,052
Tobacco-0.66%
BAT Capital Corp. (United Kingdom), 2.73%, 03/25/2031	60,000	58,089
Water Utilities-0.34%
American Water Capital Corp., 2.30%, 06/01/2031	30,000	30,118

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Wireless Telecommunication Services-0.55%
T-Mobile USA, Inc., 2.88%, 02/15/2031	$50,000	$48,469
Total U.S. Dollar Denominated Bonds & Notes (Cost $8,801,558)		8,671,082
	Shares
Money Market Funds-0.75%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $65,782)	65,782	65,782
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.16% (Cost $8,867,340)		8,736,864
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.22%
Invesco Private Government Fund, 0.02%(c)(d)(e)	5,757	$5,757
Invesco Private Prime Fund, 0.11%(c)(d)(e)	13,429	13,433
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,190)		19,190
TOTAL INVESTMENTS IN SECURITIES-99.38% (Cost $8,886,530)		8,756,054
OTHER ASSETS LESS LIABILITIES-0.62%		54,860
NET ASSETS-100.00%		$8,810,914

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2021.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$88,005	$(22,223)	$-	$-	$65,782	$4
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	19,380	(13,623)	-	-	5,757	-
Invesco Private Prime Fund	-	13,433	-	-	-	13,433	-
Total	$-	$120,818	$(35,846)	$-	$-	$84,972	$4

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL)
November 30, 2021
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-98.54%
U.S. Treasury Bills-98.54%(b)
0.03%–0.05%, 12/02/2021 (Cost $439,427,492)	$439,428,000	$439,427,714
	Shares
Money Market Funds-1.50%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $6,697,685)	6,697,685	6,697,685
TOTAL INVESTMENTS IN SECURITIES-100.04% (Cost $446,125,177)		446,125,399
OTHER ASSETS LESS LIABILITIES-(0.04)%		(172,102)
NET ASSETS-100.00%		$445,953,297

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$10,747,666	$59,390,150	$(63,440,131)	$-	$-	$6,697,685	$291

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)
November 30, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.11%
Aerospace & Defense-1.72%
TransDigm, Inc.
8.00%, 12/15/2025(b)	$9,996,000	$10,546,680
7.50%, 03/15/2027(c)	4,785,000	4,993,434
		15,540,114
Airlines-0.39%
United Airlines Holdings, Inc., 4.25%, 10/01/2022(c)	3,479,000	3,523,183
Auto Components-3.47%
Adient US LLC, 9.00%, 04/15/2025(b)	5,520,000	5,857,852
American Axle & Manufacturing, Inc., 6.50%, 04/01/2027(c)	4,353,000	4,521,679
Clarios Global L.P., 6.75%, 05/15/2025(b)	3,920,000	4,099,242
Dana, Inc., 5.38%, 11/15/2027(c)	3,477,000	3,637,481
Gates Global LLC/Gates Corp., 6.25%, 01/15/2026(b)(c)	5,243,000	5,384,246
Goodyear Tire & Rubber Co. (The), 9.50%, 05/31/2025(c)	7,360,000	7,958,110
		31,458,610
Automobiles-4.42%
Cooper-Standard Automotive, Inc., 13.00%, 06/01/2024(b)	2,262,000	2,447,688
Ford Motor Credit Co. LLC
3.22%, 01/09/2022	6,794,000	6,811,155
3.34%, 03/28/2022(c)	7,796,000	7,839,073
2.98%, 08/03/2022	8,197,000	8,266,756
4.25%, 09/20/2022	9,120,000	9,325,656
3.55%, 10/07/2022	5,280,000	5,351,808
		40,042,136
Building Products-0.76%
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/2025(b)	4,391,000	4,652,660
JELD-WEN, Inc., 6.25%, 05/15/2025(b)	2,175,000	2,277,312
		6,929,972
Chemicals-2.08%
Avient Corp., 5.75%, 05/15/2025(b)	5,958,000	6,181,812
Cooke Omega Investments, Inc./Alpha VesselCo Holdings, Inc. (Canada), 8.50%, 12/15/2022(b)	2,948,000	3,016,585
Olin Corp., 5.50%, 08/15/2022	1,729,000	1,780,559
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.88%, 03/01/2027	3,202,000	3,290,439
Tronox, Inc., 6.50%, 05/01/2025(b)	4,347,000	4,556,613
		18,826,008
Commercial Services & Supplies-3.67%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 07/15/2026(b)	17,690,000	18,241,044
Brink’s Co. (The), 5.50%, 07/15/2025(b)	3,482,000	3,632,074
Clean Harbors, Inc., 4.88%, 07/15/2027(b)	4,741,000	4,880,883
Quad/Graphics, Inc., 7.00%, 05/01/2022(c)	2,079,000	2,093,615
Ritchie Bros. Auctioneers, Inc. (Canada), 5.38%, 01/15/2025(b)	4,352,000	4,422,720
		33,270,336
Consumer Finance-3.31%
Credit Acceptance Corp., 6.63%, 03/15/2026(c)	3,642,000	3,807,893
Navient Corp., 6.50%, 06/15/2022	8,105,000	8,360,510
	Principal Amount	Value
Consumer Finance-(continued)
OneMain Finance Corp.
6.13%, 05/15/2022	$8,703,000	$8,917,311
8.88%, 06/01/2025(c)	5,517,000	5,922,500
PRA Group, Inc., 7.38%, 09/01/2025(b)(c)	2,776,000	2,948,459
		29,956,673
Containers & Packaging-2.56%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 04/30/2025(b)(c)	6,160,000	6,350,436
Flex Acquisition Co., Inc., 6.88%, 01/15/2025(b)	5,551,000	5,549,390
Graphic Packaging International LLC, 4.88%, 11/15/2022	2,208,000	2,259,248
LABL, Inc., 10.50%, 07/15/2027(b)(c)	6,098,000	6,385,338
Silgan Holdings, Inc., 4.75%, 03/15/2025	2,610,000	2,634,495
		23,178,907
Diversified Consumer Services-0.58%
Service Corp. International, 4.63%, 12/15/2027(c)	5,081,000	5,294,986
Diversified Financial Services-0.59%
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc., 6.38%, 12/15/2022(b)	2,615,000	2,629,539
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/2025(b)	2,614,000	2,727,317
		5,356,856
Diversified Telecommunication Services-5.30%
Altice France Holding S.A. (Luxembourg), 10.50%, 05/15/2027(b)	14,300,000	15,407,106
Altice France S.A. (France), 8.13%, 02/01/2027(b)	16,025,000	17,110,133
Cogent Communications Group, Inc., 5.38%, 03/01/2022(b)	2,536,000	2,539,753
Lumen Technologies, Inc., Series T, 5.80%, 03/15/2022	12,788,000	12,899,128
		47,956,120
Electric Utilities-1.90%
FirstEnergy Corp., Series A, 3.35%, 07/15/2022	4,352,000	4,375,936
NRG Energy, Inc., 6.63%, 01/15/2027	3,250,000	3,364,010
Vistra Operations Co. LLC, 5.50%, 09/01/2026(b)	9,180,000	9,419,689
		17,159,635
Electrical Equipment-1.61%
WESCO Distribution, Inc., 7.13%, 06/15/2025(b)(c)	13,778,000	14,570,717
Entertainment-0.94%
Cinemark USA, Inc., 8.75%, 05/01/2025(b)	2,191,000	2,332,308
Netflix, Inc., 5.50%, 02/15/2022(c)	6,148,000	6,209,173
		8,541,481
Equity REITs-4.46%
Diversified Healthcare Trust, 9.75%, 06/15/2025(c)	9,105,000	9,853,477
HAT Holdings I LLC/HAT Holdings II LLC, 6.00%, 04/15/2025(b)	3,479,000	3,607,479
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.50%, 06/01/2025(b)	843,000	886,777
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Equity REITs-(continued)
Service Properties Trust, 5.00%, 08/15/2022	$4,504,000	$4,491,569
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 02/15/2025(b)	20,548,000	21,512,420
		40,351,722
Food & Staples Retailing-1.06%
US Foods, Inc., 6.25%, 04/15/2025(b)	9,197,000	9,589,988
Food Products-1.36%
Post Holdings, Inc., 5.75%, 03/01/2027(b)(c)	11,903,000	12,276,457
Health Care Equipment & Supplies-0.74%
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics S.A., 7.38%, 06/01/2025(b)	2,080,000	2,185,071
Teleflex, Inc., 4.63%, 11/15/2027(c)	4,349,000	4,483,123
		6,668,194
Health Care Providers & Services-1.93%
ModivCare, Inc., 5.88%, 11/15/2025(b)	4,353,000	4,535,260
Molina Healthcare, Inc., 5.38%, 11/15/2022	6,086,000	6,289,577
Tenet Healthcare Corp., 7.50%, 04/01/2025(b)	6,340,000	6,672,977
		17,497,814
Hotels, Restaurants & Leisure-11.10%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.75%, 04/15/2025(b)(c)	4,442,000	4,620,480
Aramark Services, Inc., 6.38%, 05/01/2025(b)(c)	13,749,000	14,355,331
Boyd Gaming Corp., 8.63%, 06/01/2025(b)(c)	5,027,000	5,387,737
Hilton Domestic Operating Co., Inc., 5.38%, 05/01/2025(b)	4,391,000	4,550,174
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/2027(c)	5,525,000	5,676,468
IRB Holding Corp., 7.00%, 06/15/2025(b)	6,626,000	7,008,751
Jacobs Entertainment, Inc., 7.88%, 02/01/2024(b)	3,420,000	3,499,429
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/2027(b)(c)	6,828,000	7,030,587
Marriott Ownership Resorts, Inc., 6.13%, 09/15/2025(b)(c)	2,178,000	2,265,980
MGM Resorts International
7.75%, 03/15/2022	9,186,000	9,317,130
6.75%, 05/01/2025	6,902,000	7,202,341
Six Flags Theme Parks, Inc., 7.00%, 07/01/2025(b)	6,501,000	6,849,584
Travel + Leisure Co., 4.25%, 03/01/2022	5,775,000	5,788,138
Vail Resorts, Inc., 6.25%, 05/15/2025(b)(c)	5,302,000	5,551,671
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.75%, 04/15/2025(b)(c)	5,522,000	5,761,434
Yum! Brands, Inc., 7.75%, 04/01/2025(b)	5,282,000	5,578,294
		100,443,529
Household Durables-0.36%
KB Home, 7.50%, 09/15/2022(c)	3,077,000	3,232,773
Industrial Conglomerates-0.51%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.75%, 02/01/2024	4,560,000	4,585,194
Insurance-1.38%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027(b)(c)	12,313,000	12,469,314
	Principal Amount	Value
Leisure Products-0.65%
Mattel, Inc., 5.88%, 12/15/2027(b)	$5,521,000	$5,890,355
Machinery-0.99%
CD&R Smokey Buyer, Inc., 6.75%, 07/15/2025(b)	6,445,000	6,733,736
Welbilt, Inc., 9.50%, 02/15/2024	2,200,000	2,256,683
		8,990,419
Media-15.53%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 05/01/2027(b)	24,705,000	25,468,014
5.00%, 02/01/2028(b)	18,601,000	19,191,024
Clear Channel International B.V. (United Kingdom), 6.63%, 08/01/2025(b)	3,234,000	3,342,274
CSC Holdings LLC
5.88%, 09/15/2022	5,951,000	6,092,395
5.50%, 04/15/2027(b)	12,000,000	12,340,800
DISH DBS Corp., 5.88%, 07/15/2022	18,225,000	18,473,680
Meredith Corp.
6.50%, 07/01/2025	2,395,000	2,550,232
6.88%, 02/01/2026	8,540,000	8,833,605
Sirius XM Radio, Inc., 5.00%, 08/01/2027(b)	13,766,000	14,194,123
Univision Communications, Inc., 9.50%, 05/01/2025(b)	3,216,000	3,454,322
Videotron Ltd. (Canada), 5.13%, 04/15/2027(b)(c)	5,522,000	5,678,162
Ziggo B.V. (Netherlands), 5.50%, 01/15/2027(b)(c)	14,667,000	15,119,330
Ziggo Bond Co. B.V. (Netherlands), 6.00%, 01/15/2027(b)(c)	5,680,000	5,878,118
		140,616,079
Metals & Mining-3.12%
Cleveland-Cliffs, Inc.
9.88%, 10/17/2025(b)(c)	5,590,000	6,296,604
6.75%, 03/15/2026(b)(c)	7,755,000	8,208,668
Commercial Metals Co., 5.38%, 07/15/2027(c)	2,612,000	2,701,670
Compass Minerals International, Inc., 6.75%, 12/01/2027(b)	4,351,000	4,452,922
Freeport-McMoRan, Inc., 3.55%, 03/01/2022(c)	4,332,000	4,332,000
Mountain Province Diamonds, Inc. (Canada), 8.00%, 12/15/2022(b)(c)	2,413,000	2,246,587
		28,238,451
Oil, Gas & Consumable Fuels-3.64%
Apache Corp., 3.25%, 04/15/2022	1,878,000	1,884,920
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/2025(b)(c)	5,521,000	5,822,502
DCP Midstream Operating L.P., 4.95%, 04/01/2022	3,111,000	3,120,193
EQT Corp., 3.00%, 10/01/2022(c)	5,003,000	5,021,136
Occidental Petroleum Corp., 3.13%, 02/15/2022	2,447,000	2,436,759
Range Resources Corp., 5.00%, 08/15/2022	1,530,000	1,546,119
Southwestern Energy Co., 4.10%, 03/15/2022	1,851,000	1,849,769

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 6.50%, 07/15/2027	$6,436,000	$6,855,048
Western Midstream Operating L.P., 4.00%, 07/01/2022	4,367,000	4,389,206
		32,925,652
Paper & Forest Products-0.29%
Mercer International, Inc. (Germany), 5.50%, 01/15/2026(c)	2,606,000	2,631,031
Pharmaceuticals-4.07%
Bausch Health Americas, Inc.
9.25%, 04/01/2026(b)	13,728,000	14,397,240
8.50%, 01/31/2027(b)	16,056,000	16,546,350
Catalent Pharma Solutions, Inc., 5.00%, 07/15/2027(b)(c)	4,355,000	4,509,886
Endo Finance LLC, 5.75%, 01/15/2022(b)	1,530,000	1,392,300
		36,845,776
Professional Services-0.50%
Jaguar Holding Co. II/PPD Development L.P., 4.63%, 06/15/2025(b)(c)	4,351,000	4,505,743
Road & Rail-2.25%
Uber Technologies, Inc., 7.50%, 05/15/2025(b)	8,974,000	9,466,852
XPO Logistics, Inc., 6.25%, 05/01/2025(b)	10,497,000	10,933,465
		20,400,317
Semiconductors & Semiconductor Equipment-1.20%
Microchip Technology, Inc., 4.25%, 09/01/2025	10,445,000	10,823,872
Software-1.75%
Boxer Parent Co., Inc., 7.13%, 10/02/2025(b)(c)	5,522,000	5,795,698
CDK Global, Inc., 4.88%, 06/01/2027(c)	5,271,000	5,435,508
Open Text Corp. (Canada), 5.88%, 06/01/2026(b)	4,500,000	4,639,860
		15,871,066
Specialty Retail-0.59%
Murphy Oil USA, Inc., 5.63%, 05/01/2027	2,689,000	2,809,078
Sally Holdings LLC/Sally Capital, Inc., 8.75%, 04/30/2025(b)	2,392,000	2,556,079
		5,365,157
Technology Hardware, Storage & Peripherals-1.31%
Diebold Nixdorf, Inc., 9.38%, 07/15/2025(b)(c)	6,393,000	6,798,976
Vericast Corp., 11.00%, 09/15/2026(b)	4,855,770	5,080,349
		11,879,325
	Principal Amount	Value
Textiles, Apparel & Luxury Goods-1.28%
Abercrombie & Fitch Management Co., 8.75%, 07/15/2025(b)	$3,103,000	$3,341,978
G-III Apparel Group Ltd., 7.88%, 08/15/2025(b)	3,482,000	3,711,063
William Carter Co. (The), 5.50%, 05/15/2025(b)	4,350,000	4,527,241
		11,580,282
Trading Companies & Distributors-1.05%
United Rentals North America, Inc., 5.50%, 05/15/2027(c)	9,123,000	9,489,517
Wireless Telecommunication Services-3.69%
C&W Senior Financing DAC (Panama), 6.88%, 09/15/2027(b)	11,120,000	11,628,811
Sprint Communications, Inc., 6.00%, 11/15/2022	20,873,000	21,735,368
		33,364,179
Total U.S. Dollar Denominated Bonds & Notes (Cost $889,805,125)		888,137,940
	Shares
Money Market Funds-2.38%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $21,569,167)	21,569,167	21,569,167
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.49% (Cost $911,374,292)		909,707,107
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.63%
Invesco Private Government Fund, 0.02%(d)(e)(f)	28,792,403	28,792,403
Invesco Private Prime Fund, 0.11%(d)(e)(f)	67,388,857	67,409,073
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $96,206,071)		96,201,476
TOTAL INVESTMENTS IN SECURITIES-111.12% (Cost $1,007,580,363)		1,005,908,583
OTHER ASSETS LESS LIABILITIES-(11.12)%		(100,665,268)
NET ASSETS-100.00%		$905,243,315

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)—(continued)
November 30, 2021
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $568,512,223, which represented 62.80% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at November 30, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$38,334,118	$82,422,230	$(99,187,181)	$-	$-	$21,569,167	$2,242
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	27,943,890	34,816,423	(33,967,910)	-	-	28,792,403	1,293*
Invesco Private Prime Fund	65,723,895	69,304,758	(67,613,941)	(4,595)	(1,044)	67,409,073	15,833*
Total	$132,001,903	$186,543,411	$(200,769,032)	$(4,595)	$(1,044)	$117,770,643	$19,368

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)
November 30, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.10%
Aerospace & Defense-0.53%
SSL Robotics LLC, 9.75%, 12/31/2023(b)	$3,477,000	$3,754,395
Auto Components-1.38%
Ahern Rentals, Inc., 7.38%, 05/15/2023(b)	3,730,000	3,524,850
American Axle & Manufacturing, Inc., 6.88%, 07/01/2028(c)	3,092,000	3,307,512
Dana, Inc., 5.63%, 06/15/2028(c)	2,740,000	2,888,426
		9,720,788
Automobiles-6.32%
Ford Motor Co., 8.50%, 04/21/2023	12,914,000	14,237,813
Ford Motor Credit Co. LLC
3.09%, 01/09/2023	5,610,000	5,687,811
4.14%, 02/15/2023	3,400,000	3,476,517
3.10%, 05/04/2023	3,702,000	3,768,821
4.38%, 08/06/2023	3,700,000	3,837,233
3.37%, 11/17/2023	3,640,000	3,731,400
Jaguar Land Rover Automotive PLC (United Kingdom), 5.63%, 02/01/2023(b)(c)	3,123,000	3,136,569
PM General Purchaser LLC, 9.50%, 10/01/2028(b)	4,192,000	4,335,262
Winnebago Industries, Inc., 6.25%, 07/15/2028(b)(c)	2,100,000	2,245,121
		44,456,547
Building Products-1.24%
Cornerstone Building Brands, Inc., 6.13%, 01/15/2029(b)(c)	3,480,000	3,631,972
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/2029(b)	4,850,000	5,063,545
		8,695,517
Capital Markets-0.92%
DKT Finance ApS (Denmark), 9.38%, 06/17/2023(b)(c)	2,850,000	2,892,750
FS Energy and Power Fund, 7.50%, 08/15/2023(b)	3,442,000	3,585,841
		6,478,591
Chemicals-1.91%
Avient Corp., 5.25%, 03/15/2023(c)	4,141,000	4,314,860
Chemours Co. (The), 5.75%, 11/15/2028(b)(c)	5,562,000	5,710,422
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/2028(b)	3,220,000	3,435,563
		13,460,845
Commercial Services & Supplies-3.37%
ADT Security Corp. (The), 4.13%, 06/15/2023	4,940,000	5,107,879
CoreCivic, Inc., 4.63%, 05/01/2023(c)	1,210,000	1,212,626
Interface, Inc., 5.50%, 12/01/2028(b)(c)	2,216,000	2,311,908
Modulaire Global Finance (2) PLC (United Kingdom), 10.00%, 08/15/2023(b)	1,902,000	1,934,477
Modulaire Global Finance PLC (United Kingdom), 8.00%, 02/15/2023(b)	3,700,000	3,757,350
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/2028(b)(c)	9,205,000	9,366,088
		23,690,328
Construction & Engineering-1.32%
Artera Services LLC, 9.03%, 12/04/2025(b)	6,872,000	6,922,681
	Principal Amount	Value
Construction & Engineering-(continued)
Michael Baker International LLC, 8.75%, 03/01/2023	$1,000,000	$1,000,000
New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/2028(b)	1,260,000	1,351,482
		9,274,163
Consumer Finance-3.19%
Navient Corp.
5.50%, 01/25/2023(c)	7,052,000	7,316,450
7.25%, 09/25/2023(c)	3,715,000	4,000,888
OneMain Finance Corp.
5.63%, 03/15/2023(c)	5,975,000	6,204,380
8.25%, 10/01/2023	1,912,000	2,103,688
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/2023(b)	2,712,000	2,800,655
		22,426,061
Containers & Packaging-3.95%
Ball Corp., 4.00%, 11/15/2023(c)	7,052,000	7,386,088
Cascades, Inc./Cascades USA, Inc. (Canada)
5.13%, 01/15/2026(b)	2,520,000	2,657,063
5.38%, 01/15/2028(b)(c)	4,290,000	4,438,970
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023(b)(c)	4,867,000	5,070,806
6.63%, 05/13/2027(b)(c)	4,937,000	5,176,136
Sealed Air Corp., 5.25%, 04/01/2023(b)(c)	2,908,000	3,026,356
		27,755,419
Diversified Telecommunication Services-1.45%
CommScope, Inc., 7.13%, 07/01/2028(b)(c)	4,792,000	4,477,429
Lumen Technologies, Inc., Series W, 6.75%, 12/01/2023(c)	5,286,000	5,704,387
		10,181,816
Electric Utilities-1.29%
FirstEnergy Corp., Series B, 4.75%, 03/15/2023	5,956,000	6,130,391
InterGen N.V. (Netherlands), 7.00%, 06/30/2023(b)(c)	3,002,000	2,956,595
		9,086,986
Electrical Equipment-2.23%
EnerSys, 5.00%, 04/30/2023(b)	1,911,000	1,975,773
Sensata Technologies B.V., 4.88%, 10/15/2023(b)	3,475,000	3,665,039
WESCO Distribution, Inc., 7.25%, 06/15/2028(b)(c)	9,224,000	10,045,167
		15,685,979
Energy Equipment & Services-1.68%
Harvest Midstream I L.P., 7.50%, 09/01/2028(b)	5,487,000	5,694,546
TechnipFMC PLC (United Kingdom), 6.50%, 02/01/2026(b)(c)	5,790,000	6,135,772
		11,830,318
Entertainment-1.28%
Live Nation Entertainment, Inc., 6.50%, 05/15/2027(b)	8,343,000	9,032,174
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Equity REITs-0.74%
GEO Group, Inc. (The), 5.13%, 04/01/2023(c)	$1,779,000	$1,726,004
Service Properties Trust, 4.50%, 06/15/2023(c)	3,522,000	3,501,273
		5,227,277
Food & Staples Retailing-1.50%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 3.50%, 02/15/2023(b)(c)	5,201,000	5,258,029
Fresh Market, Inc. (The), 9.75%, 05/01/2023(b)	5,159,000	5,300,743
		10,558,772
Health Care Equipment & Supplies-4.34%
CHS/Community Health Systems, Inc., 5.63%, 03/15/2027(b)(c)	13,400,000	13,765,351
Hologic, Inc., 4.63%, 02/01/2028(b)(c)	2,740,000	2,849,134
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics S.A., 7.25%, 02/01/2028(b)	2,779,000	2,923,105
Radiology Partners, Inc., 9.25%, 02/01/2028(b)(c)	5,020,000	5,157,498
Teleflex, Inc., 4.25%, 06/01/2028(b)	3,475,000	3,515,154
Varex Imaging Corp., 7.88%, 10/15/2027(b)	2,082,000	2,298,767
		30,509,009
Health Care Providers & Services-5.35%
Acadia Healthcare Co., Inc.
5.50%, 07/01/2028(b)	3,045,000	3,176,635
5.00%, 04/15/2029(b)(c)	3,256,000	3,311,385
Avantor Funding, Inc., 4.63%, 07/15/2028(b)	10,929,000	11,300,531
Molina Healthcare, Inc., 4.38%, 06/15/2028(b)(c)	5,930,000	6,015,540
Tenet Healthcare Corp., 6.75%, 06/15/2023(c)	13,010,000	13,871,913
		37,676,004
Hotels, Restaurants & Leisure-8.79%
Brinker International, Inc., 3.88%, 05/15/2023(c)	2,043,000	2,097,885
Caesars Entertainment, Inc., 8.13%, 07/01/2027(b)(c)	12,646,000	13,892,579
Carnival Corp., 10.50%, 02/01/2026(b)(c)	5,533,000	6,315,421
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 6.50%, 10/01/2028(c)	2,081,000	2,202,905
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/2023(b)	1,600,000	1,678,248
Hilton Domestic Operating Co., Inc., 5.75%, 05/01/2028(b)	3,475,000	3,693,126
International Game Technology PLC, 4.13%, 04/15/2026(b)(c)	5,200,000	5,300,698
Life Time, Inc., 8.00%, 04/15/2026(b)	3,278,000	3,367,457
MGM Resorts International, 6.00%, 03/15/2023	8,901,000	9,278,758
Scientific Games International, Inc., 7.00%, 05/15/2028(b)	4,927,000	5,241,096
Travel + Leisure Co., 3.90%, 03/01/2023	2,735,000	2,760,887
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 4.25%, 05/30/2023(b)(c)	3,449,000	3,456,381
Yum! Brands, Inc., 3.88%, 11/01/2023(c)	2,466,000	2,567,501
		61,852,942
	Principal Amount	Value
Household Durables-2.83%
Apex Tool Group LLC/BC Mountain Finance, Inc., 9.00%, 02/15/2023(b)(c)	$2,466,000	$2,397,223
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028(b)	1,807,000	1,906,204
Installed Building Products, Inc., 5.75%, 02/01/2028(b)	2,085,000	2,185,487
KB Home, 7.63%, 05/15/2023(c)	2,581,000	2,734,453
Newell Brands, Inc., 4.35%, 04/01/2023	7,674,000	7,958,399
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.88%, 04/15/2023(b)	2,636,000	2,737,394
		19,919,160
Household Products-0.69%
Central Garden & Pet Co., 5.13%, 02/01/2028(c)	2,141,000	2,227,421
Prestige Brands, Inc., 5.13%, 01/15/2028(b)	2,527,000	2,626,463
		4,853,884
Independent Power and Renewable Electricity Producers-0.51%
TerraForm Power Operating LLC, 4.25%, 01/31/2023(b)(c)	3,521,000	3,554,203
Internet & Direct Marketing Retail-0.27%
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 10.75%, 06/01/2028(b)	1,735,000	1,913,774
IT Services-1.33%
Gartner, Inc., 4.50%, 07/01/2028(b)(c)	5,558,000	5,783,988
Unisys Corp., 6.88%, 11/01/2027(b)	3,367,000	3,598,700
		9,382,688
Leisure Products-0.84%
Mattel, Inc.
3.15%, 03/15/2023(c)	1,595,000	1,605,910
3.38%, 04/01/2026(b)(c)	4,220,000	4,291,487
		5,897,397
Machinery-0.36%
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(b)(c)	2,570,000	2,532,157
Media-5.01%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.00%, 03/01/2023(b)(c)	3,118,000	3,120,775
CSC Holdings LLC, 5.38%, 02/01/2028(b)(c)	7,090,000	7,251,475
DISH DBS Corp., 5.00%, 03/15/2023	10,476,000	10,596,055
Quebecor Media, Inc. (Canada), 5.75%, 01/15/2023(c)	5,987,000	6,244,202
TEGNA, Inc., 4.75%, 03/15/2026(b)(c)	3,882,000	4,005,661
Townsquare Media, Inc., 6.88%, 02/01/2026(b)(c)	3,820,000	4,014,724
		35,232,892
Metals & Mining-6.97%
Alcoa Nederland Holding B.V.
5.50%, 12/15/2027(b)(c)	5,310,000	5,646,017
6.13%, 05/15/2028(b)	3,500,000	3,732,680
Arconic Corp., 6.13%, 02/15/2028(b)(c)	6,420,000	6,690,250
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/2029(b)	5,289,000	5,681,338
Commercial Metals Co., 4.88%, 05/15/2023(c)	2,329,000	2,408,955
Constellium SE, 5.63%, 06/15/2028(b)(c)	2,300,000	2,403,305

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Metals & Mining-(continued)
Freeport-McMoRan, Inc.
3.88%, 03/15/2023(c)	$7,034,000	$7,246,286
4.13%, 03/01/2028	4,845,000	4,983,349
4.38%, 08/01/2028	4,735,000	4,945,163
Joseph T. Ryerson & Son, Inc., 8.50%, 08/01/2028(b)	2,043,000	2,230,261
New Gold, Inc. (Canada), 7.50%, 07/15/2027(b)(c)	2,941,000	3,083,492
		49,051,096
Mortgage REITs-0.30%
Starwood Property Trust, Inc., 5.50%, 11/01/2023(b)	2,045,000	2,110,645
Multiline Retail-0.51%
Macy’s Retail Holdings LLC, 2.88%, 02/15/2023(c)	3,555,000	3,616,502
Oil, Gas & Consumable Fuels-7.86%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	5,266,000	5,580,802
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 7.88%, 05/15/2026(b)	3,880,000	4,177,208
Buckeye Partners L.P., 4.15%, 07/01/2023	3,477,000	3,561,265
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 7.75%, 04/15/2023	2,895,000	2,880,076
Chesapeake Energy Corp., 5.50%, 02/01/2026(b)(c)	3,439,000	3,583,060
DCP Midstream Operating L.P., 3.88%, 03/15/2023	3,478,000	3,545,647
EQM Midstream Partners L.P., 4.75%, 07/15/2023	4,171,000	4,304,159
MEG Energy Corp. (Canada), 7.13%, 02/01/2027(b)	8,465,000	8,732,494
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 11/01/2023	3,560,000	3,390,259
Occidental Petroleum Corp., 2.70%, 02/15/2023(c)	3,012,000	3,033,189
PBF Logistics L.P./PBF Logistics Finance Corp., 6.88%, 05/15/2023	3,639,000	3,428,739
Range Resources Corp., 5.00%, 03/15/2023	3,662,000	3,719,182
Rockpoint Gas Storage Canada Ltd. (Canada), 7.00%, 03/31/2023(b)	2,758,000	2,739,480
Southwestern Energy Co., 8.38%, 09/15/2028	2,416,000	2,665,706
		55,341,266
Personal Products-1.25%
Avon Products, Inc. (United Kingdom), 6.50%, 03/15/2023(c)	3,222,000	3,376,849
Edgewell Personal Care Co., 5.50%, 06/01/2028(b)(c)	5,215,000	5,446,103
		8,822,952
Pharmaceuticals-1.23%
AdaptHealth LLC, 6.13%, 08/01/2028(b)(c)	2,450,000	2,592,100
Elanco Animal Health, Inc., 5.27%, 08/28/2023(c)	5,709,000	6,038,895
		8,630,995
	Principal Amount	Value
Professional Services-1.14%
Jaguar Holding Co. II/PPD Development L.P., 5.00%, 06/15/2028(b)	$4,935,000	$5,292,220
Science Applications International Corp., 4.88%, 04/01/2028(b)	2,630,000	2,696,749
		7,988,969
Real Estate Management & Development-1.91%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/2028(b)	4,532,000	4,856,197
Howard Hughes Corp. (The), 5.38%, 08/01/2028(b)(c)	5,287,000	5,535,145
Realogy Group LLC/Realogy Co-Issuer Corp., 4.88%, 06/01/2023(b)(c)	2,986,000	3,062,038
		13,453,380
Road & Rail-1.16%
Uber Technologies, Inc., 6.25%, 01/15/2028(b)(c)	3,476,000	3,733,346
Watco Cos. LLC/Watco Finance Corp., 6.50%, 06/15/2027(b)	4,230,000	4,440,992
		8,174,338
Semiconductors & Semiconductor Equipment-0.41%
Entegris, Inc., 4.38%, 04/15/2028(b)(c)	2,848,000	2,907,096
Technology Hardware, Storage & Peripherals-2.00%
Presidio Holdings, Inc., 8.25%, 02/01/2028(b)	2,760,000	2,873,229
Seagate HDD Cayman, 4.75%, 06/01/2023(c)	3,807,000	3,985,910
Xerox Corp., 4.38%, 03/15/2023	7,055,000	7,237,090
		14,096,229
Thrifts & Mortgage Finance-0.88%
MGIC Investment Corp.
5.75%, 08/15/2023	1,450,000	1,535,129
5.25%, 08/15/2028	4,517,000	4,671,527
		6,206,656
Trading Companies & Distributors-2.17%
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 08/01/2027(b)(c)	2,783,000	3,098,286
United Rentals North America, Inc., 4.88%, 01/15/2028	11,621,000	12,188,221
		15,286,507
Wireless Telecommunication Services-4.69%
Sprint Corp., 7.88%, 09/15/2023	29,987,000	32,986,750
Total U.S. Dollar Denominated Bonds & Notes (Cost $685,441,199)		683,313,467
	Shares
Money Market Funds-1.53%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $10,782,787)	10,782,787	10,782,787
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.63% (Cost $696,223,986)		694,096,254

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.48%
Invesco Private Government Fund, 0.02%(d)(e)(f)	39,024,948	$39,024,948
Invesco Private Prime Fund, 0.11%(d)(e)(f)	91,030,904	91,058,212
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $130,090,568)		130,083,160
TOTAL INVESTMENTS IN SECURITIES-117.11% (Cost $826,314,554)		824,179,414
OTHER ASSETS LESS LIABILITIES-(17.11)%		(120,425,594)
NET ASSETS-100.00%		$703,753,820

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $396,773,883, which represented 56.38% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at November 30, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,252,545	$80,898,103	$(71,367,861)	$-	$-	$10,782,787	$1,289
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	36,814,253	49,082,562	(46,871,867)	-	-	39,024,948	1,903*
Invesco Private Prime Fund	85,920,830	74,028,938	(68,882,065)	(7,408)	(2,083)	91,058,212	23,791*
Total	$123,987,628	$204,009,603	$(187,121,793)	$(7,408)	$(2,083)	$140,865,947	$26,983

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)
November 30, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-95.51%
Aerospace & Defense-1.64%
Bombardier, Inc. (Canada), 7.50%, 12/01/2024(b)	$4,015,000	$4,171,244
Triumph Group, Inc., 8.88%, 06/01/2024(b)(c)	2,355,000	2,583,105
		6,754,349
Airlines-0.30%
United Airlines Holdings, Inc., 5.00%, 02/01/2024(c)	1,204,000	1,233,697
Auto Components-1.24%
FXI Holdings, Inc., 7.88%, 11/01/2024(b)(c)	2,022,000	2,055,100
Tenneco, Inc.
5.38%, 12/15/2024	899,000	890,397
7.88%, 01/15/2029(b)(c)	2,011,000	2,152,564
		5,098,061
Automobiles-3.56%
Allison Transmission, Inc., 5.88%, 06/01/2029(b)(c)	1,931,000	2,066,305
Ford Motor Credit Co. LLC
3.81%, 01/09/2024(c)	3,000,000	3,080,790
3.66%, 09/08/2024	3,100,000	3,199,464
4.06%, 11/01/2024	6,050,000	6,317,712
		14,664,271
Banks-2.45%
Freedom Mortgage Corp., 8.13%, 11/15/2024(b)(c)	1,671,000	1,670,331
Intesa Sanpaolo S.p.A. (Italy), 5.02%, 06/26/2024(b)(c)	7,860,000	8,406,954
		10,077,285
Chemicals-3.29%
Cornerstone Chemical Co., 6.75%, 08/15/2024(b)(c)	1,805,000	1,597,100
Olin Corp., 5.63%, 08/01/2029(c)	2,687,000	2,902,484
Rayonier A.M. Products, Inc., 5.50%, 06/01/2024(b)(c)	1,671,000	1,658,467
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/2029(c)	1,699,000	1,757,565
WR Grace Holdings LLC
5.63%, 10/01/2024(b)	905,000	964,640
5.63%, 08/15/2029(b)(c)	4,640,000	4,677,259
		13,557,515
Commercial Services & Supplies-0.56%
Clean Harbors, Inc., 5.13%, 07/15/2029(b)	1,176,000	1,263,054
Pitney Bowes, Inc., 4.63%, 03/15/2024	1,010,000	1,027,079
		2,290,133
Consumer Finance-2.56%
Credit Acceptance Corp., 5.13%, 12/31/2024(b)(c)	1,591,000	1,625,978
Enova International, Inc., 8.50%, 09/01/2024(b)	980,000	991,893
goeasy Ltd. (Canada), 5.38%, 12/01/2024(b)	2,210,000	2,268,521
Navient Corp.
6.13%, 03/25/2024(c)	3,414,000	3,585,707
5.88%, 10/25/2024(c)	1,975,000	2,068,437
		10,540,536
Containers & Packaging-2.23%
Graphic Packaging International LLC, 4.13%, 08/15/2024(c)	1,383,000	1,458,505
	Principal Amount	Value
Containers & Packaging-(continued)
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/2024(b)(c)	$5,938,000	$5,952,370
Sealed Air Corp., 5.13%, 12/01/2024(b)	1,665,000	1,768,022
		9,178,897
Distributors-0.58%
Wolverine Escrow LLC, 8.50%, 11/15/2024(b)(c)	2,550,000	2,390,000
Diversified Consumer Services-1.39%
Cengage Learning, Inc., 9.50%, 06/15/2024(b)(c)	2,504,000	2,532,608
Service Corp. International, 5.13%, 06/01/2029	3,006,000	3,206,455
		5,739,063
Diversified Financial Services-2.71%
Burford Capital Global Finance LLC, 6.25%, 04/15/2028(b)(c)	1,600,000	1,691,512
Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029(b)(c)	3,962,000	4,083,772
Midcap Financial Issuer Trust, 6.50%, 05/01/2028(b)	3,970,000	4,057,677
Stena International S.A. (Sweden), 5.75%, 03/01/2024(b)(c)	1,300,000	1,340,892
		11,173,853
Diversified Telecommunication Services-2.60%
Cincinnati Bell, Inc., 7.00%, 07/15/2024(b)	2,278,000	2,317,865
Frontier Communications Holdings LLC, 6.75%, 05/01/2029(b)(c)	4,012,000	4,136,372
Lumen Technologies, Inc., Series Y, 7.50%, 04/01/2024	3,904,000	4,241,130
		10,695,367
Electric Utilities-1.44%
NextEra Energy Operating Partners L.P., 4.25%, 07/15/2024(b)	2,814,000	2,882,085
NRG Energy, Inc., 5.25%, 06/15/2029(b)	2,935,000	3,050,052
		5,932,137
Electrical Equipment-0.47%
Sensata Technologies B.V., 5.63%, 11/01/2024(b)	1,764,000	1,928,070
Energy Equipment & Services-0.84%
Global Partners L.P./GLP Finance Corp., 6.88%, 01/15/2029	1,408,000	1,436,674
Oceaneering International, Inc., 4.65%, 11/15/2024(c)	2,002,000	2,036,014
		3,472,688
Entertainment-1.97%
Lions Gate Capital Holdings LLC, 5.50%, 04/15/2029(b)(c)	4,013,000	4,075,202
Live Nation Entertainment, Inc., 4.88%, 11/01/2024(b)(c)	2,206,000	2,223,394
Netflix, Inc., 5.75%, 03/01/2024(c)	1,649,000	1,801,425
		8,100,021
Equity REITs-3.42%
GEO Group, Inc. (The), 5.88%, 10/15/2024	906,000	817,484
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 5.63%, 05/01/2024	3,552,000	3,803,695
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Equity REITs-(continued)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/2029(b)(c)	$3,077,000	$3,081,446
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.13%, 12/15/2024(b)	2,073,000	2,116,419
VICI Properties L.P./VICI Note Co., Inc., 4.63%, 12/01/2029(b)	4,012,000	4,266,601
		14,085,645
Food & Staples Retailing-1.16%
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/2029(b)	4,460,000	4,776,169
Food Products-0.75%
Post Holdings, Inc., 5.50%, 12/15/2029(b)(c)	3,006,000	3,109,376
Gas Utilities-0.69%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.63%, 05/20/2024	2,644,000	2,821,227
Health Care Equipment & Supplies-0.92%
CHS/Community Health Systems, Inc., 6.00%, 01/15/2029(b)(c)	3,647,000	3,798,150
Health Care Providers & Services-2.08%
ModivCare Escrow Issuer, Inc., 5.00%, 10/01/2029(b)	2,010,000	1,997,277
Owens & Minor, Inc., 4.38%, 12/15/2024(c)	938,000	987,217
Tenet Healthcare Corp.
4.63%, 07/15/2024	3,090,000	3,124,824
4.63%, 09/01/2024(b)(c)	2,409,000	2,457,180
		8,566,498
Hotels, Restaurants & Leisure-6.92%
Carnival Corp.
7.63%, 03/01/2026(b)	5,820,000	5,978,828
9.88%, 08/01/2027(b)(c)	3,611,000	4,071,403
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/2024	1,802,000	1,822,804
Full House Resorts, Inc., 8.25%, 02/15/2028(b)	1,247,000	1,299,885
Golden Nugget, Inc., 6.75%, 10/15/2024(b)(c)	5,400,000	5,407,020
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.13%, 12/01/2024	961,000	990,435
Mohegan Gaming & Entertainment, 7.88%, 10/15/2024(b)(c)	1,525,000	1,592,680
Scientific Games International, Inc., 7.25%, 11/15/2029(b)(c)	2,002,000	2,211,069
Six Flags Entertainment Corp., 4.88%, 07/31/2024(b)(c)	3,808,000	3,841,320
Travel + Leisure Co., 5.65%, 04/01/2024	1,203,000	1,264,449
		28,479,893
Household Durables-1.06%
Newell Brands, Inc., 4.00%, 12/01/2024	832,000	873,621
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, 03/01/2024(b)(c)	1,455,000	1,543,216
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, 06/15/2024	1,805,000	1,957,252
		4,374,089
	Principal Amount	Value
Industrial Conglomerates-1.11%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.75%, 09/15/2024	$4,468,000	$4,552,669
Interactive Media & Services-0.40%
Match Group Holdings II LLC, 5.63%, 02/15/2029(b)	1,530,000	1,640,191
IT Services-0.17%
Flexential Intermediate Corp., 11.25%, 08/01/2024(b)(c)	655,000	704,731
Leisure Products-0.60%
Mattel, Inc., 3.75%, 04/01/2029(b)(c)	2,412,000	2,468,923
Machinery-1.19%
JPW Industries Holding Corp., 9.00%, 10/01/2024(b)	880,000	922,099
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/2024(b)	1,479,000	1,527,977
Terex Corp., 5.00%, 05/15/2029(b)	2,393,000	2,444,402
		4,894,478
Marine-0.43%
Stena AB (Sweden), 7.00%, 02/01/2024(b)(c)	1,700,000	1,757,851
Media-13.46%
AMC Networks, Inc., 5.00%, 04/01/2024	1,612,000	1,623,429
CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, 06/01/2029(b)	6,021,000	6,379,460
CSC Holdings LLC
5.25%, 06/01/2024	3,010,000	3,129,429
6.50%, 02/01/2029(b)(c)	7,000,000	7,410,340
DISH DBS Corp., 5.88%, 11/15/2024(c)	8,031,000	8,137,250
Lamar Media Corp., 4.88%, 01/15/2029	1,600,000	1,663,264
Sirius XM Radio, Inc.
4.00%, 07/15/2028(b)(c)	7,835,000	7,761,508
5.50%, 07/01/2029(b)(c)	5,013,000	5,325,034
Urban One, Inc., 7.38%, 02/01/2028(b)	3,299,000	3,365,442
Videotron Ltd. (Canada)
5.38%, 06/15/2024(b)(c)	2,408,000	2,579,137
3.63%, 06/15/2029(b)(c)	1,961,000	1,966,746
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029(b)(c)	5,820,000	6,055,826
		55,396,865
Metals & Mining-3.55%
Celtic Resources Holdings DAC (United Kingdom), 4.13%, 10/09/2024(b)	1,200,000	1,248,465
Cleveland-Cliffs, Inc., 4.63%, 03/01/2029(b)(c)	2,011,000	2,030,678
Compass Minerals International, Inc., 4.88%, 07/15/2024(b)	998,000	1,017,441
Freeport-McMoRan, Inc., 4.55%, 11/14/2024(c)	3,001,000	3,215,361
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)(c)	2,413,000	2,506,528
United States Steel Corp., 6.88%, 03/01/2029(c)	3,007,000	3,155,922
Warrior Met Coal, Inc., 8.00%, 11/01/2024(b)(c)	1,396,000	1,428,841
		14,603,236

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Multiline Retail-0.92%
Macy’s Retail Holdings LLC
3.63%, 06/01/2024(c)	$1,474,000	$1,517,468
5.88%, 04/01/2029(b)(c)	2,122,000	2,261,108
		3,778,576
Oil, Gas & Consumable Fuels-15.01%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, 06/15/2029(b)	3,014,000	3,053,137
Antero Resources Corp.
8.38%, 07/15/2026(b)	1,303,000	1,446,382
7.63%, 02/01/2029(b)(c)	2,576,000	2,799,339
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 8.25%, 12/31/2028(b)	1,207,000	1,275,425
Baytex Energy Corp. (Canada), 5.63%, 06/01/2024(b)(c)	1,121,000	1,120,765
Callon Petroleum Co., 6.13%, 10/01/2024(c)	1,850,000	1,781,383
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.25%, 07/15/2024(b)	805,000	873,433
Cheniere Energy Partners L.P., 4.50%, 10/01/2029	6,024,000	6,342,142
Chesapeake Energy Corp., 5.88%, 02/01/2029(b)(c)	1,961,000	2,070,698
CNX Resources Corp., 6.00%, 01/15/2029(b)(c)	2,011,000	2,062,562
Comstock Resources, Inc., 6.75%, 03/01/2029(b)(c)	5,014,000	5,224,914
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 6.00%, 02/01/2029(b)	2,805,000	2,842,994
CrownRock L.P./CrownRock Finance, Inc., 5.00%, 05/01/2029(b)	1,607,000	1,619,229
EnLink Midstream Partners L.P., 4.40%, 04/01/2024	2,095,000	2,160,731
EQM Midstream Partners L.P., 4.00%, 08/01/2024	2,011,000	2,069,963
Genesis Energy L.P./Genesis Energy Finance Corp., 5.63%, 06/15/2024	1,389,000	1,378,999
MEG Energy Corp. (Canada), 5.88%, 02/01/2029(b)	2,412,000	2,396,020
Murphy Oil Corp., 6.88%, 08/15/2024(c)	1,928,000	1,954,790
Northern Oil and Gas, Inc., 8.13%, 03/01/2028(b)	2,212,000	2,296,233
Oasis Midstream Partners L.P./OMP Finance Corp., 8.00%, 04/01/2029(b)	1,810,000	1,930,392
Occidental Petroleum Corp., 6.95%, 07/01/2024	2,340,000	2,579,405
PDC Energy, Inc., 6.13%, 09/15/2024	1,566,000	1,581,958
Range Resources Corp., 8.25%, 01/15/2029(b)(c)	2,322,000	2,556,917
Renewable Energy Group, Inc., 5.88%, 06/01/2028(b)	2,212,000	2,254,603
Southwestern Energy Co., 5.38%, 02/01/2029	2,990,000	3,083,976
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 6.88%, 01/15/2029	2,724,000	3,021,556
		61,777,946
	Principal Amount	Value
Pharmaceuticals-1.77%
Endo DAC/Endo Finance LLC/Endo Finco, Inc., 5.88%, 10/15/2024(b)(c)	$1,250,000	$1,224,556
Jazz Securities DAC, 4.38%, 01/15/2029(b)(c)	5,950,000	6,073,195
		7,297,751
Real Estate Management & Development-1.51%
Kennedy-Wilson, Inc., 4.75%, 02/01/2030(c)	2,410,000	2,424,460
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 01/15/2029(b)	3,730,000	3,778,322
		6,202,782
Software-1.58%
CDK Global, Inc.
5.00%, 10/15/2024	1,933,000	2,118,027
5.25%, 05/15/2029(b)	2,002,000	2,120,098
NCR Corp., 6.13%, 09/01/2029(b)(c)	2,123,000	2,254,573
		6,492,698
Specialty Retail-2.44%
AAG FH L.P./AAG FH Finco, Inc. (Canada), 9.75%, 07/15/2024(b)	721,000	716,087
Bath & Body Works, Inc., 7.50%, 06/15/2029	2,004,000	2,236,093
Lithia Motors, Inc., 3.88%, 06/01/2029(b)(c)	3,207,000	3,250,551
Murphy Oil USA, Inc., 4.75%, 09/15/2029	2,002,000	2,079,367
Rent-A-Center, Inc., 6.38%, 02/15/2029(b)(c)	1,735,000	1,782,331
		10,064,429
Technology Hardware, Storage & Peripherals-0.90%
Diebold Nixdorf, Inc., 8.50%, 04/15/2024(c)	1,605,000	1,587,281
Seagate HDD Cayman, 4.88%, 03/01/2024(c)	2,005,000	2,129,230
		3,716,511
Textiles, Apparel & Luxury Goods-0.91%
Hanesbrands, Inc., 4.63%, 05/15/2024(b)(c)	3,612,000	3,764,047
Wireless Telecommunication Services-2.73%
Sprint Corp., 7.13%, 06/15/2024	10,030,000	11,254,462
Total U.S. Dollar Denominated Bonds & Notes (Cost $395,164,224)		393,205,136
	Shares
Money Market Funds-2.99%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $12,293,189)	12,293,189	12,293,189
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.50% (Cost $407,457,413)		405,498,325
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-25.01%
Invesco Private Government Fund, 0.02%(d)(e)(f)	30,894,250	30,894,250

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(d)(e)(f)	72,064,962	$72,086,581
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $102,986,344)		102,980,831
TOTAL INVESTMENTS IN SECURITIES-123.51% (Cost $510,443,757)		508,479,156
OTHER ASSETS LESS LIABILITIES-(23.51)%		(96,775,171)
NET ASSETS-100.00%		$411,703,985

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $257,719,978, which represented 62.60% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at November 30, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$7,592,648	$27,471,585	$(22,771,044)	$-	$-	$12,293,189	$568
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	23,913,924	33,905,545	(26,925,219)	-	-	30,894,250	1,511*
Invesco Private Prime Fund	56,667,297	71,249,613	(55,822,763)	(5,514)	(2,052)	72,086,581	18,622*
Total	$88,173,869	$132,626,743	$(105,519,026)	$(5,514)	$(2,052)	$115,274,020	$20,701

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)
November 30, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.15%
Aerospace & Defense-3.04%
Bombardier, Inc. (Canada), 7.50%, 03/15/2025(b)(c)	$3,374,000	$3,444,196
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/2025(b)	674,000	695,292
Spirit AeroSystems, Inc.
5.50%, 01/15/2025(b)(c)	1,111,000	1,146,607
7.50%, 04/15/2025(b)(c)	2,735,000	2,864,625
Triumph Group, Inc., 7.75%, 08/15/2025(c)	1,130,000	1,124,531
		9,275,251
Air Freight & Logistics-0.34%
Western Global Airlines LLC, 10.38%, 08/15/2025(b)(c)	925,000	1,028,808
Airlines-2.60%
American Airlines Group, Inc., 3.75%, 03/01/2025(b)(c)	1,140,000	1,017,211
American Airlines, Inc., 11.75%, 07/15/2025(b)	5,700,000	6,925,500
		7,942,711
Auto Components-0.62%
Dana Financing Luxembourg S.a.r.l., 5.75%, 04/15/2025(b)	1,025,000	1,048,001
GC EOS Buyer, Inc., 9.25%, 08/01/2025(b)	805,000	858,963
		1,906,964
Automobiles-5.49%
Ford Motor Co., 9.00%, 04/22/2025	4,980,000	6,054,659
Ford Motor Credit Co. LLC
4.69%, 06/09/2025	800,000	850,388
5.13%, 06/16/2025	2,600,000	2,806,388
4.13%, 08/04/2025	2,000,000	2,091,340
3.38%, 11/13/2025	3,180,000	3,252,123
Jaguar Land Rover Automotive PLC (United Kingdom), 7.75%, 10/15/2025(b)	1,580,000	1,692,006
		16,746,904
Banks-0.41%
Freedom Mortgage Corp., 8.25%, 04/15/2025(b)	1,270,000	1,266,539
Building Products-0.30%
JELD-WEN, Inc., 4.63%, 12/15/2025(b)(c)	912,000	922,064
Capital Markets-0.28%
StoneX Group, Inc., 8.63%, 06/15/2025(b)	809,000	855,267
Chemicals-2.88%
Adams Homes, Inc., 7.50%, 02/15/2025(b)	614,000	645,191
Koppers, Inc., 6.00%, 02/15/2025(b)(c)	1,131,000	1,153,298
Kraton Polymers LLC/Kraton Polymers Capital Corp., 4.25%, 12/15/2025(b)(c)	905,000	935,326
OCI N.V. (Netherlands), 4.63%, 10/15/2025(b)	790,000	811,275
Olin Corp., 9.50%, 06/01/2025(b)	1,126,000	1,375,961
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/2025(b)	1,251,000	1,274,456
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.38%, 09/01/2025(b)	1,238,000	1,254,131
	Principal Amount	Value
Chemicals-(continued)
Venator Finance S.a.r.l./Venator Materials LLC
9.50%, 07/01/2025(b)	$514,000	$563,753
5.75%, 07/15/2025(b)(c)	851,000	789,213
		8,802,604
Commercial Services & Supplies-3.09%
Aptim Corp., 7.75%, 06/15/2025(b)(c)	1,170,000	1,050,075
Covanta Holding Corp., 5.00%, 09/01/2030(c)	915,000	921,565
GFL Environmental, Inc. (Canada)
4.25%, 06/01/2025(b)(c)	1,141,000	1,168,772
3.75%, 08/01/2025(b)	1,714,000	1,737,713
Intrado Corp., 8.50%, 10/15/2025(b)(c)	1,558,000	1,468,205
KAR Auction Services, Inc., 5.13%, 06/01/2025(b)(c)	2,254,000	2,242,178
Matthews International Corp., 5.25%, 12/01/2025(b)(c)	813,000	831,195
		9,419,703
Communications Equipment-1.45%
CommScope Technologies LLC, 6.00%, 06/15/2025(b)(c)	2,924,000	2,828,751
ViaSat, Inc., 5.63%, 09/15/2025(b)	1,593,000	1,611,813
		4,440,564
Construction & Engineering-0.37%
Tutor Perini Corp., 6.88%, 05/01/2025(b)(c)	1,138,000	1,140,390
Construction Materials-0.81%
Associated Materials LLC/AMH New Finance, Inc., 9.00%, 09/01/2025(b)	554,000	589,869
Picasso Finance Sub, Inc., 6.13%, 06/15/2025(b)	1,196,000	1,244,480
Werner FinCo L.P./Werner FinCo, Inc., 8.75%, 07/15/2025(b)	603,000	631,748
		2,466,097
Consumer Finance-2.05%
Finance of America Funding LLC, 7.88%, 11/15/2025(b)	794,000	771,915
Navient Corp., 6.75%, 06/25/2025	1,125,000	1,211,001
OneMain Finance Corp., 6.88%, 03/15/2025	2,810,000	3,095,145
SLM Corp., 4.20%, 10/29/2025	1,131,000	1,181,103
		6,259,164
Containers & Packaging-3.34%
Ball Corp., 5.25%, 07/01/2025	2,351,000	2,582,797
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/2025(b)(c)	2,935,000	2,883,432
Owens-Brockway Glass Container, Inc.
5.38%, 01/15/2025(b)	742,000	770,259
6.38%, 08/15/2025(b)(c)	674,000	727,633
Pactiv LLC, 7.95%, 12/15/2025	632,000	701,842
Plastipak Holdings, Inc., 6.25%, 10/15/2025(b)(c)	1,023,000	1,039,573
Sealed Air Corp., 5.50%, 09/15/2025(b)	823,000	898,679
Trident TPI Holdings, Inc., 6.63%, 11/01/2025(b)	593,000	601,510
		10,205,725
Diversified Financial Services-1.44%
Enact Holdings, Inc., 6.50%, 08/15/2025(b)	1,694,000	1,845,410
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Diversified Financial Services-(continued)
Stena International S.A. (Sweden), 6.13%, 02/01/2025(b)	$709,000	$730,089
United Wholesale Mortgage LLC, 5.50%, 11/15/2025(b)	1,825,000	1,820,328
		4,395,827
Diversified Telecommunication Services-1.06%
Cincinnati Bell, Inc., 8.00%, 10/15/2025(b)	721,000	749,840
Level 3 Financing, Inc., 5.38%, 05/01/2025	1,052,000	1,075,633
Lumen Technologies, Inc., 5.63%, 04/01/2025	1,342,000	1,400,162
		3,225,635
Electric Utilities-0.33%
DPL, Inc., 4.13%, 07/01/2025	955,000	993,802
Electrical Equipment-0.56%
Sensata Technologies B.V., 5.00%, 10/01/2025(b)	1,572,000	1,704,496
Electronic Equipment, Instruments & Components-0.34%
Brightstar Escrow Corp., 9.75%, 10/15/2025(b)	965,000	1,033,370
Energy Equipment & Services-1.10%
CSI Compressco L.P./CSI Compressco Finance, Inc., 7.50%, 04/01/2025(b)	939,000	953,075
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 6.75%, 05/15/2025	564,000	568,078
Exterran Energy Solutions L.P./EES Finance Corp., 8.13%, 05/01/2025	790,000	734,542
Tervita Corp. (Canada), 11.00%, 12/01/2025(b)(c)	956,000	1,097,297
		3,352,992
Entertainment-1.80%
AMC Entertainment Holdings, Inc., 10.50%, 04/15/2025(b)(c)	1,141,000	1,201,365
Banijay Entertainment S.A.S.U. (France), 5.38%, 03/01/2025(b)(c)	1,000,000	1,022,045
Netflix, Inc.
5.88%, 02/15/2025	1,823,000	2,053,345
3.63%, 06/15/2025(b)	1,141,000	1,204,907
		5,481,662
Equity REITs-2.93%
Iron Mountain, Inc., 5.25%, 07/15/2030(b)	2,921,000	2,978,237
iStar, Inc., 4.25%, 08/01/2025	1,312,000	1,330,086
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 4.63%, 06/15/2025(b)	1,598,000	1,703,939
VICI Properties L.P./VICI Note Co., Inc., 3.50%, 02/15/2025(b)	1,712,000	1,734,179
XHR L.P., 6.38%, 08/15/2025(b)	1,141,000	1,191,535
		8,937,976
Food & Staples Retailing-0.62%
Performance Food Group, Inc., 6.88%, 05/01/2025(b)(c)	519,000	544,540
Rite Aid Corp., 7.50%, 07/01/2025(b)(c)	1,351,000	1,350,574
		1,895,114
Food Products-1.60%
B&G Foods, Inc., 5.25%, 04/01/2025	2,054,000	2,089,113
	Principal Amount	Value
Food Products-(continued)
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/2025(b)	$1,209,000	$1,249,187
Del Monte Foods, Inc., 11.88%, 05/15/2025(b)	1,407,000	1,559,336
		4,897,636
Gas Utilities-0.55%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.50%, 05/20/2025	1,571,000	1,683,963
Health Care Providers & Services-5.99%
Air Methods Corp., 8.00%, 05/15/2025(b)(c)	1,141,000	888,491
Akumin, Inc., 7.00%, 11/01/2025(b)(c)	1,081,000	1,018,767
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/2025(b)	3,024,000	3,027,644
Community Health Systems, Inc., 6.63%, 02/15/2025(b)	3,329,000	3,456,967
Encompass Health Corp., 5.75%, 09/15/2025(c)	783,000	799,372
Global Medical Response, Inc., 6.50%, 10/01/2025(b)(c)	1,352,000	1,354,913
Legacy LifePoint Health LLC, 6.75%, 04/15/2025(b)	1,365,000	1,420,740
Prime Healthcare Services, Inc., 7.25%, 11/01/2025(b)	2,108,000	2,223,392
RP Escrow Issuer LLC, 5.25%, 12/15/2025(b)(c)	1,820,000	1,800,035
Surgery Center Holdings, Inc., 6.75%, 07/01/2025(b)	845,000	854,185
Team Health Holdings, Inc., 6.38%, 02/01/2025(b)(c)	1,632,000	1,432,276
		18,276,782
Hotels, Restaurants & Leisure-12.12%
Aramark Services, Inc., 5.00%, 04/01/2025(b)(c)	1,353,000	1,372,490
Caesars Entertainment, Inc., 6.25%, 07/01/2025(b)	7,749,000	8,065,857
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/2025(b)(c)	2,303,000	2,394,970
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.50%, 05/01/2025(b)	2,237,000	2,313,438
Constellation Merger Sub, Inc., 8.50%, 09/15/2025(b)	978,000	933,530
Dave & Buster’s, Inc., 7.63%, 11/01/2025(b)(c)	1,086,000	1,153,299
Golden Nugget, Inc., 8.75%, 10/01/2025(b)(c)	657,000	679,522
International Game Technology PLC, 6.50%, 02/15/2025(b)(c)	2,600,000	2,824,315
MGM Resorts International, 5.75%, 06/15/2025(c)	1,522,000	1,609,310
Powdr Corp., 6.00%, 08/01/2025(b)	653,000	683,498
Sabre GLBL, Inc.
9.25%, 04/15/2025(b)	1,769,000	1,970,746
7.38%, 09/01/2025(b)(c)	1,915,000	1,984,917
Scientific Games International, Inc.
8.63%, 07/01/2025(b)	1,252,000	1,334,263
5.00%, 10/15/2025(b)	2,568,000	2,638,427
SeaWorld Parks & Entertainment, Inc., 8.75%, 05/01/2025(b)	596,000	635,911

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/2025(b)	$840,000	$853,453
Sugarhouse HSP Gaming Prop Mezz L.P./Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/2025(b)(c)	673,000	673,000
Travel + Leisure Co., 6.60%, 10/01/2025(c)	783,000	855,173
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/2025(b)	4,025,000	4,037,940
		37,014,059
Household Durables-1.71%
American Greetings Corp., 8.75%, 04/15/2025(b)	632,000	652,272
Beazer Homes USA, Inc., 6.75%, 03/15/2025	588,000	603,926
Empire Communities Corp. (Canada), 7.00%, 12/15/2025(b)	1,181,000	1,206,403
Meritage Homes Corp., 6.00%, 06/01/2025	926,000	1,023,943
New Home Co., Inc. (The), 7.25%, 10/15/2025(b)	474,000	488,099
Newell Brands, Inc., 4.88%, 06/01/2025(c)	1,143,000	1,236,726
		5,211,369
Household Products-0.64%
Spectrum Brands, Inc.
5.75%, 07/15/2025	1,213,000	1,236,854
5.50%, 07/15/2030(b)	670,000	715,265
		1,952,119
Industrial Conglomerates-1.27%
Brand Industrial Services, Inc., 8.50%, 07/15/2025(b)(c)	2,274,000	2,245,211
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.38%, 12/15/2025	1,607,000	1,629,908
		3,875,119
Insurance-1.51%
Acrisure LLC/Acrisure Finance, Inc., 7.00%, 11/15/2025(b)(c)	2,085,000	2,071,906
AssuredPartners, Inc., 7.00%, 08/15/2025(b)	1,140,000	1,132,807
USI, Inc., 6.88%, 05/01/2025(b)(c)	1,399,000	1,405,456
		4,610,169
Interactive Media & Services-0.39%
TripAdvisor, Inc., 7.00%, 07/15/2025(b)	1,135,000	1,192,465
Machinery-0.23%
Meritor, Inc., 6.25%, 06/01/2025(b)	675,000	702,408
Media-2.33%
AMC Networks, Inc., 4.75%, 08/01/2025(c)	1,824,000	1,856,349
Houghton Mifflin Harcourt Publishers, Inc., 9.00%, 02/15/2025(b)	679,000	717,703
Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 06/15/2025(b)(c)	915,000	953,384
Univision Communications, Inc., 5.13%, 02/15/2025(b)	3,540,000	3,594,498
		7,121,934
Metals & Mining-1.14%
Freeport-McMoRan, Inc.
4.25%, 03/01/2030	1,372,000	1,424,651
4.63%, 08/01/2030(c)	1,933,000	2,044,495
		3,469,146
	Principal Amount	Value
Mortgage REITs-1.05%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/2025(b)	$774,000	$779,612
New Residential Investment Corp., 6.25%, 10/15/2025(b)	1,252,000	1,237,345
Starwood Property Trust, Inc., 4.75%, 03/15/2025(c)	1,141,000	1,185,570
		3,202,527
Oil, Gas & Consumable Fuels-16.86%
Antero Resources Corp., 5.00%, 03/01/2025(c)	1,341,000	1,350,655
Apache Corp., 4.63%, 11/15/2025	1,141,000	1,210,179
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 11.00%, 04/15/2025(b)(c)	1,191,000	1,300,578
CITGO Petroleum Corp., 7.00%, 06/15/2025(b)	2,565,000	2,591,599
Comstock Resources, Inc., 7.50%, 05/15/2025(b)(c)	559,000	574,591
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.75%, 04/01/2025	1,129,000	1,138,320
CrownRock L.P./CrownRock Finance, Inc., 5.63%, 10/15/2025(b)	2,667,000	2,691,270
CVR Energy, Inc., 5.25%, 02/15/2025(b)(c)	1,733,000	1,654,798
DCP Midstream Operating L.P., 5.38%, 07/15/2025	1,879,000	2,012,841
eG Global Finance PLC (United Kingdom), 8.50%, 10/30/2025(b)	1,600,000	1,648,504
EnLink Midstream Partners L.P., 4.15%, 06/01/2025	1,639,000	1,683,286
EQM Midstream Partners L.P., 6.00%, 07/01/2025(b)	1,713,000	1,824,174
Genesis Energy L.P./Genesis Energy Finance Corp., 6.50%, 10/01/2025	1,215,000	1,190,463
Laredo Petroleum, Inc., 9.50%, 01/15/2025	1,314,000	1,310,130
Martin Midstream Partners L.P./Martin Midstream Finance Corp., 11.50%, 02/28/2025(b)	794,000	829,774
MEG Energy Corp. (Canada), 6.50%, 01/15/2025(b)	905,000	920,833
Murphy Oil Corp., 5.75%, 08/15/2025(c)	1,229,000	1,251,660
Neptune Energy Bondco PLC (United Kingdom), 6.63%, 05/15/2025(b)	1,900,000	1,913,613
New Fortress Energy, Inc., 6.75%, 09/15/2025(b)	2,850,000	2,743,481
NuStar Logistics L.P., 5.75%, 10/01/2025	1,352,000	1,431,045
Occidental Petroleum Corp.
3.50%, 06/15/2025	1,404,000	1,411,174
8.00%, 07/15/2025(c)	1,231,000	1,403,722
5.88%, 09/01/2025(c)	2,056,000	2,211,906
5.50%, 12/01/2025	1,752,000	1,877,233
Par Petroleum LLC/Par Petroleum Finance Corp., 7.75%, 12/15/2025(b)	814,000	818,583
Range Resources Corp., 4.88%, 05/15/2025	1,713,000	1,749,042
SM Energy Co., 5.63%, 06/01/2025	800,000	793,892
Southwestern Energy Co.
6.45%, 01/23/2025(c)	1,632,000	1,772,825
5.38%, 03/15/2030(c)	2,700,000	2,816,464

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.50%, 03/01/2030	$2,167,000	$2,365,844
Vermilion Energy, Inc. (Canada), 5.63%, 03/15/2025(b)(c)	674,000	674,967
Western Midstream Operating L.P., 4.35%, 02/01/2025	2,222,000	2,304,247
		51,471,693
Paper & Forest Products-0.24%
Clearwater Paper Corp., 5.38%, 02/01/2025(b)(c)	675,000	730,350
Pharmaceuticals-3.76%
Bausch Health Cos., Inc.
6.13%, 04/15/2025(b)(c)	6,250,000	6,320,813
5.50%, 11/01/2025(b)(c)	3,918,000	3,966,054
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/2025(b)(c)	1,195,000	1,208,671
		11,495,538
Professional Services-0.37%
Nielsen Co. (Luxembourg) S.a.r.l. (The), 5.00%, 02/01/2025(b)(c)	1,121,000	1,137,042
Real Estate Management & Development-1.41%
Five Point Operating Co. L.P./Five Point Capital Corp., 7.88%, 11/15/2025(b)	1,422,000	1,476,918
Greystar Real Estate Partners LLC, 5.75%, 12/01/2025(b)	1,326,000	1,348,674
WeWork Cos., Inc., 7.88%, 05/01/2025(b)(c)	1,526,000	1,494,000
		4,319,592
Semiconductors & Semiconductor Equipment-0.38%
ams AG (Austria), 7.00%, 07/31/2025(b)(c)	1,100,000	1,161,050
Software-1.93%
Ascend Learning LLC, 6.88%, 08/01/2025(b)	679,000	692,210
PTC, Inc., 3.63%, 02/15/2025(b)(c)	1,142,000	1,149,811
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/2025(b)	3,936,000	4,059,453
		5,901,474
Specialty Retail-2.52%
Bath & Body Works, Inc., 6.63%, 10/01/2030(b)	2,277,000	2,525,352
Carvana Co., 5.63%, 10/01/2025(b)	1,136,000	1,139,204
Lithia Motors, Inc., 4.38%, 01/15/2031(b)(c)	1,250,000	1,306,981
Penske Automotive Group, Inc., 3.50%, 09/01/2025(c)	1,242,000	1,258,426
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/01/2025(c)	1,431,000	1,459,942
		7,689,905
	Principal Amount	Value
Technology Hardware, Storage & Peripherals-0.58%
Xerox Holdings Corp., 5.00%, 08/15/2025(b)	$1,714,000	$1,765,309
Thrifts & Mortgage Finance-0.72%
PennyMac Financial Services, Inc., 5.38%, 10/15/2025(b)	1,483,000	1,493,240
Provident Funding Associates L.P./PFG Finance Corp., 6.38%, 06/15/2025(b)	701,000	704,137
		2,197,377
Trading Companies & Distributors-0.32%
Boise Cascade Co., 4.88%, 07/01/2030(b)	925,000	971,634
Wireless Telecommunication Services-1.28%
Sprint Corp., 7.63%, 02/15/2025	3,417,000	3,909,150
Total U.S. Dollar Denominated Bonds & Notes (Cost $299,430,212)		299,659,439
	Shares
Money Market Funds-0.34%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $1,021,297)	1,021,297	1,021,297
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.49% (Cost $300,451,509)		300,680,736
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-22.23%
Invesco Private Government Fund, 0.02%(d)(e)(f)	20,362,670	20,362,670
Invesco Private Prime Fund, 0.11%(d)(e)(f)	47,498,648	47,512,897
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $67,879,353)		67,875,567
TOTAL INVESTMENTS IN SECURITIES-120.72% (Cost $368,330,862)		368,556,303
OTHER ASSETS LESS LIABILITIES-(20.72)%		(63,255,715)
NET ASSETS-100.00%		$305,300,588

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)—(continued)
November 30, 2021
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $208,439,110, which represented 68.27% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at November 30, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,295,397	$17,932,201	$(26,206,301)	$-	$-	$1,021,297	$338
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	19,771,183	21,045,404	(20,453,917)	-	-	20,362,670	989*
Invesco Private Prime Fund	46,132,760	33,921,026	(32,536,308)	(3,787)	(794)	47,512,897	12,176*
Total	$75,199,340	$72,898,631	$(79,196,526)	$(3,787)	$(794)	$68,896,864	$13,503

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)
November 30, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-96.64%
Aerospace & Defense-2.11%
Bombardier, Inc. (Canada), 7.13%, 06/15/2026(b)	$1,400,000	$1,447,250
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 02/01/2026(b)	440,000	457,255
TransDigm, Inc., 6.38%, 06/15/2026	1,106,000	1,139,080
		3,043,585
Airlines-2.60%
Air Canada (Canada), 3.88%, 08/15/2026(b)	1,400,000	1,397,739
United Airlines, Inc., 4.38%, 04/15/2026(b)	2,340,000	2,353,865
		3,751,604
Auto Components-1.47%
American Axle & Manufacturing, Inc., 6.25%, 03/15/2026(c)	465,000	476,290
Goodyear Tire & Rubber Co. (The), 5.00%, 05/31/2026(c)	1,051,000	1,076,151
Tenneco, Inc., 5.00%, 07/15/2026(c)	588,000	561,822
		2,114,263
Automobiles-4.51%
Ford Motor Co., 4.35%, 12/08/2026	1,695,000	1,800,684
Ford Motor Credit Co. LLC
4.39%, 01/08/2026	1,440,000	1,523,563
2.70%, 08/10/2026	1,700,000	1,687,250
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	647,000	676,089
Mclaren Finance PLC (United Kingdom), 7.50%, 08/01/2026(b)	800,000	812,200
		6,499,786
Banks-0.47%
Freedom Mortgage Corp., 7.63%, 05/01/2026(b)	700,000	675,766
Chemicals-2.09%
Consolidated Energy Finance S.A. (Switzerland), 6.50%, 05/15/2026(b)(c)	550,000	566,173
GCP Applied Technologies, Inc., 5.50%, 04/15/2026(b)	365,000	373,689
INEOS Quattro Finance 2 PLC (United Kingdom), 3.38%, 01/15/2026(b)	520,000	518,224
Ingevity Corp., 4.50%, 02/01/2026(b)	355,000	359,253
Polar US Borrower LLC/Schenectady International Group, Inc., 6.75%, 05/15/2026(b)(c)	350,000	340,634
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(b)(c)	550,000	553,963
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/2026	293,000	301,407
		3,013,343
Commercial Services & Supplies-2.87%
Cimpress PLC (Ireland), 7.00%, 06/15/2026(b)(c)	700,000	725,102
CoreCivic, Inc., 8.25%, 04/15/2026(c)	800,000	825,196
CPI CG, Inc., 8.63%, 03/15/2026(b)	360,000	383,160
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/2026	415,000	437,574
GFL Environmental, Inc. (Canada), 5.13%, 12/15/2026(b)(c)	581,000	602,753
	Principal Amount	Value
Commercial Services & Supplies-(continued)
RR Donnelley & Sons Co., 6.13%, 11/01/2026(b)(c)	$530,000	$580,928
Waste Pro USA, Inc., 5.50%, 02/15/2026(b)	581,000	576,454
		4,131,167
Communications Equipment-0.68%
Hughes Satellite Systems Corp., 6.63%, 08/01/2026(c)	879,000	977,584
Construction & Engineering-0.27%
INNOVATE Corp., 8.50%, 02/01/2026(b)	390,000	391,082
Consumer Finance-2.77%
goeasy Ltd. (Canada), 4.38%, 05/01/2026(b)(c)	370,000	379,039
LFS Topco LLC, 5.88%, 10/15/2026(b)(c)	450,000	466,538
Navient Corp., 6.75%, 06/15/2026	545,000	590,012
OneMain Finance Corp., 7.13%, 03/15/2026	1,912,000	2,152,792
World Acceptance Corp., 7.00%, 11/01/2026(b)	400,000	398,764
		3,987,145
Containers & Packaging-2.28%
Ball Corp., 4.88%, 03/15/2026(c)	896,000	976,080
Berry Global, Inc., 4.50%, 02/15/2026(b)(c)	354,000	356,498
Crown Cork & Seal Co., Inc., 7.38%, 12/15/2026	410,000	492,746
Flex Acquisition Co., Inc., 7.88%, 07/15/2026(b)(c)	587,000	611,504
LABL, Inc., 6.75%, 07/15/2026(b)(c)	818,000	840,164
		3,276,992
Distributors-1.18%
Ferrellgas L.P./Ferrellgas Finance Corp., 5.38%, 04/01/2026(b)	760,000	720,879
Wolverine Escrow LLC, 9.00%, 11/15/2026(b)(c)	1,036,000	978,839
		1,699,718
Diversified Consumer Services-0.27%
Graham Holdings Co., 5.75%, 06/01/2026(b)	367,000	381,953
Diversified Financial Services-1.45%
Jefferson Capital Holdings LLC, 6.00%, 08/15/2026(b)	350,000	348,966
PHH Mortgage Corp., 7.88%, 03/15/2026(b)(c)	470,000	481,707
Verscend Escrow Corp., 9.75%, 08/15/2026(b)	1,196,000	1,258,204
		2,088,877
Diversified Telecommunication Services-4.60%
Cogent Communications Group, Inc., 3.50%, 05/01/2026(b)(c)	580,000	582,497
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom), 6.75%, 10/01/2026(b)	2,490,000	2,599,385
Level 3 Financing, Inc., 5.25%, 03/15/2026	904,000	927,138
Lumen Technologies, Inc., 5.13%, 12/15/2026(b)(c)	1,461,000	1,465,931
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/2026(b)(c)	1,050,000	1,045,422
		6,620,373
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Electric Utilities-0.73%
NextEra Energy Operating Partners L.P., 3.88%, 10/15/2026(b)	$563,000	$588,003
Terraform Global Operating LLC, 6.13%, 03/01/2026(b)	455,000	465,576
		1,053,579
Energy Equipment & Services-2.72%
Colgate Energy Partners III LLC, 7.75%, 02/15/2026(b)	330,000	351,473
Energy Ventures Gom LLC/EnVen Finance Corp., 11.75%, 04/15/2026(b)	344,000	352,502
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(b)	2,392,000	2,394,763
Precision Drilling Corp. (Canada), 7.13%, 01/15/2026(b)(c)	459,000	463,094
Welltec International ApS (Denmark), 8.25%, 10/15/2026(b)	350,000	355,924
		3,917,756
Entertainment-1.65%
AMC Entertainment Holdings, Inc., 10.50%, 04/24/2026(b)	235,000	246,697
Cinemark USA, Inc., 5.88%, 03/15/2026(b)(c)	490,000	487,435
Live Nation Entertainment, Inc., 5.63%, 03/15/2026(b)	347,000	357,205
Netflix, Inc., 4.38%, 11/15/2026	1,165,000	1,285,770
		2,377,107
Equity REITs-4.08%
GEO Group, Inc. (The), 6.00%, 04/15/2026(c)	410,000	353,588
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/2026(b)	1,170,000	1,153,363
iStar, Inc., 5.50%, 02/15/2026	420,000	435,252
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 4.50%, 09/01/2026	476,000	511,062
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(b)(c)	1,280,000	1,340,736
RLJ Lodging Trust L.P., 3.75%, 07/01/2026(b)(c)	580,000	573,928
VICI Properties L.P./VICI Note Co., Inc., 4.25%, 12/01/2026(b)	1,457,000	1,504,374
		5,872,303
Food & Staples Retailing-1.70%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 3.25%, 03/15/2026(b)	876,000	875,676
Rite Aid Corp., 8.00%, 11/15/2026(b)(c)	995,000	991,473
Sigma Holdco B.V. (Netherlands), 7.88%, 05/15/2026(b)(c)	600,000	582,372
		2,449,521
Food Products-0.71%
FAGE International S.A./FAGE USA Dairy Industry, Inc. (Luxembourg), 5.63%, 08/15/2026(b)	600,000	612,390
H-Food Holdings LLC/Hearthside Finance Co., Inc., 8.50%, 06/01/2026(b)	400,000	414,104
		1,026,494
	Principal Amount	Value
Gas Utilities-1.02%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.88%, 08/20/2026	$788,000	$861,504
Independence Energy Finance LLC, 7.25%, 05/01/2026(b)	580,000	602,774
		1,464,278
Health Care Providers & Services-2.85%
Encompass Health Corp., 4.63%, 04/01/2031	470,000	467,503
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(b)	360,000	369,346
Tenet Healthcare Corp., 4.88%, 01/01/2026(b)	2,449,000	2,506,931
US Acute Care Solutions LLC, 6.38%, 03/01/2026(b)(c)	745,000	766,139
		4,109,919
Hotels, Restaurants & Leisure-4.25%
CCM Merger, Inc., 6.38%, 05/01/2026(b)	290,000	302,544
CEC Entertainment LLC, 6.75%, 05/01/2026(b)	760,000	744,865
IRB Holding Corp., 6.75%, 02/15/2026(b)(c)	569,000	578,673
Life Time, Inc., 5.75%, 01/15/2026(b)	1,080,000	1,096,119
Merlin Entertainments Ltd. (United Kingdom), 5.75%, 06/15/2026(b)	400,000	413,750
MGM Resorts International, 4.63%, 09/01/2026	437,000	442,333
Mohegan Gaming & Entertainment, 8.00%, 02/01/2026(b)	1,370,000	1,406,188
Raptor Acquisition Corp./Raptor Co-Issuer LLC (Canada), 4.88%, 11/01/2026(b)(c)	410,000	416,060
Travel + Leisure Co., 6.63%, 07/31/2026(b)	660,000	714,625
		6,115,157
Household Durables-2.45%
Newell Brands, Inc., 4.70%, 04/01/2026	2,322,000	2,489,619
WASH Multifamily Acquisition, Inc., 5.75%, 04/15/2026(b)	1,000,000	1,031,940
		3,521,559
Household Products-0.38%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada), 5.00%, 12/31/2026(b)(c)	550,000	546,734
Independent Power and Renewable Electricity Producers-1.03%
Calpine Corp., 5.25%, 06/01/2026(b)	988,000	1,012,391
Sunnova Energy Corp., 5.88%, 09/01/2026(b)(c)	470,000	476,822
		1,489,213
Industrial Conglomerates-1.04%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.25%, 05/15/2026	1,458,000	1,500,093
Insurance-1.39%
HUB International Ltd., 7.00%, 05/01/2026(b)	1,951,000	1,995,073
Interactive Media & Services-1.02%
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(b)(c)	530,000	550,885
Millennium Escrow Corp., 6.63%, 08/01/2026(b)	920,000	920,911
		1,471,796
IT Services-1.53%
MoneyGram International, Inc., 5.38%, 08/01/2026(b)(c)	500,000	496,023

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
IT Services-(continued)
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/2026(b)	$527,000	$546,106
Square, Inc., 2.75%, 06/01/2026(b)(c)	1,170,000	1,166,162
		2,208,291
Leisure Products-0.60%
Party City Holdings, Inc., 8.75%, 02/15/2026(b)(c)	850,000	860,192
Life Sciences Tools & Services-1.27%
IQVIA, Inc., 5.00%, 10/15/2026(b)	1,200,000	1,228,860
PRA Health Sciences, Inc., 2.88%, 07/15/2026(b)(c)	600,000	601,230
		1,830,090
Machinery-0.49%
Titan Acquisition Ltd./Titan Co-Borrower LLC (Canada), 7.75%, 04/15/2026(b)(c)	705,000	703,149
Media-5.53%
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/2026(b)	350,000	344,032
CCO Holdings LLC/CCO Holdings Capital Corp., 5.50%, 05/01/2026(b)(c)	747,000	772,122
DISH DBS Corp., 7.75%, 07/01/2026(c)	2,340,000	2,408,574
Gannett Holdings LLC, 6.00%, 11/01/2026(b)(c)	470,000	471,361
Gray Television, Inc., 5.88%, 07/15/2026(b)	819,000	844,901
Sinclair Television Group, Inc., 5.88%, 03/15/2026(b)(c)	393,000	394,930
Sirius XM Radio, Inc., 3.13%, 09/01/2026(b)(c)	1,170,000	1,154,474
Spanish Broadcasting System, Inc., 9.75%, 03/01/2026(b)(c)	425,000	439,811
Summer BC Bidco LLC, 5.50%, 10/31/2026(b)	600,000	605,625
Telesat Canada/Telesat LLC (Canada), 5.63%, 12/06/2026(b)	580,000	533,420
		7,969,250
Metals & Mining-2.23%
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. (Canada), 8.75%, 07/15/2026(b)(c)	592,000	618,445
Cleveland-Cliffs, Inc., 4.88%, 03/01/2031(b)(c)	580,000	584,820
Constellium SE, 5.88%, 02/15/2026(b)(c)	295,000	298,934
JW Aluminum Continuous Cast Co., 10.25%, 06/01/2026(b)	309,000	325,675
Novelis Corp., 3.25%, 11/15/2026(b)	1,000,000	1,000,650
Taseko Mines Ltd. (Canada), 7.00%, 02/15/2026(b)(c)	380,000	386,621
		3,215,145
Mortgage REITs-0.32%
Starwood Property Trust, Inc., 3.63%, 07/15/2026(b)	470,000	465,530
Multiline Retail-0.24%
99 Escrow Issuer, Inc., 7.50%, 01/15/2026(b)	402,000	343,722
Oil, Gas & Consumable Fuels-17.06%
Berry Petroleum Co. LLC, 7.00%, 02/15/2026(b)	469,000	449,154
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.63%, 07/15/2026(b)	346,000	352,616
Buckeye Partners L.P., 3.95%, 12/01/2026	703,000	691,091
California Resources Corp., 7.13%, 02/01/2026(b)	700,000	724,281
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Callon Petroleum Co., 6.38%, 07/01/2026	$370,000	$350,516
Centennial Resource Production LLC, 5.38%, 01/15/2026(b)(c)	360,000	354,420
Cheniere Energy Partners L.P., 4.00%, 03/01/2031(b)	1,690,000	1,727,087
CITGO Petroleum Corp., 6.38%, 06/15/2026(b)	760,000	761,756
Civitas Resources, Inc., 5.00%, 10/15/2026(b)	500,000	497,045
EnLink Midstream Partners L.P., 4.85%, 07/15/2026	555,000	570,423
EQM Midstream Partners L.P., 4.13%, 12/01/2026	580,000	581,256
EQT Corp., 3.13%, 05/15/2026(b)	580,000	580,539
Genesis Energy L.P./Genesis Energy Finance Corp., 6.25%, 05/15/2026	419,000	404,561
Gulfport Energy Operating Corp., 8.00%, 05/17/2026(c)	500,000	544,230
Hess Midstream Operations L.P., 5.63%, 02/15/2026(b)	927,000	949,280
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.00%, 02/01/2031(b)	620,000	622,325
Ithaca Energy North Sea PLC (United Kingdom), 9.00%, 07/15/2026(b)	800,000	821,464
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/2026(b)	464,000	475,484
Moss Creek Resources Holdings, Inc., 7.50%, 01/15/2026(b)(c)	820,000	724,109
New Fortress Energy, Inc., 6.50%, 09/30/2026(b)(c)	1,750,000	1,658,414
Northriver Midstream Finance L.P. (Canada), 5.63%, 02/15/2026(b)	610,000	630,240
Oasis Petroleum, Inc., 6.38%, 06/01/2026(b)	470,000	483,877
Occidental Petroleum Corp.
5.55%, 03/15/2026	1,262,000	1,359,508
3.40%, 04/15/2026	1,087,000	1,078,847
PDC Energy, Inc., 5.75%, 05/15/2026	877,000	887,419
Penn Virginia Holdings LLC, 9.25%, 08/15/2026(b)	470,000	487,038
SM Energy Co., 6.75%, 09/15/2026(c)	490,000	492,328
Strathcona Resources Ltd. (Canada), 6.88%, 08/01/2026(b)	600,000	590,706
Talos Production, Inc., 12.00%, 01/15/2026	750,000	785,449
Tap Rock Resources LLC, 7.00%, 10/01/2026(b)	600,000	604,218
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.
5.88%, 04/15/2026	1,130,000	1,172,612
4.88%, 02/01/2031	1,170,000	1,256,937
TransMontaigne Partners L.P./TLP Finance Corp., 6.13%, 02/15/2026	340,000	330,587
Western Midstream Operating L.P., 4.65%, 07/01/2026	531,000	567,902
		24,567,719
Personal Products-1.18%
Coty, Inc.
5.00%, 04/15/2026(b)	1,050,000	1,071,719
6.50%, 04/15/2026(b)(c)	620,000	634,710
		1,706,429
Real Estate Management & Development-0.32%
Forestar Group, Inc., 3.85%, 05/15/2026(b)	470,000	467,290

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Software-1.64%
ACI Worldwide, Inc., 5.75%, 08/15/2026(b)	$472,000	$493,008
Boxer Parent Co., Inc., 9.13%, 03/01/2026(b)	390,000	408,053
Consensus Cloud Solutions, Inc., 6.00%, 10/15/2026(b)	360,000	362,657
Fair Isaac Corp., 5.25%, 05/15/2026(b)	472,000	519,717
Nuance Communications, Inc., 5.63%, 12/15/2026	563,000	580,594
		2,364,029
Specialty Retail-1.42%
Guitar Center, Inc., 8.50%, 01/15/2026(b)	310,000	329,305
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/2026(b)	860,000	865,530
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/2026(b)	830,000	857,087
		2,051,922
Technology Hardware, Storage & Peripherals-1.05%
Vericast Corp., 11.00%, 09/15/2026(b)	1,440,000	1,506,600
Textiles, Apparel & Luxury Goods-1.24%
Hanesbrands, Inc., 4.88%, 05/15/2026(b)(c)	1,049,000	1,122,357
Under Armour, Inc., 3.25%, 06/15/2026(c)	654,000	667,492
		1,789,849
Thrifts & Mortgage Finance-1.32%
Home Point Capital, Inc., 5.00%, 02/01/2026(b)(c)	640,000	593,878
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(b)	1,340,000	1,308,390
		1,902,268
Tobacco-0.21%
Turning Point Brands, Inc., 5.63%, 02/15/2026(b)	290,000	295,014
Trading Companies & Distributors-0.52%
Alta Equipment Group, Inc., 5.63%, 04/15/2026(b)	400,000	409,532
Beacon Roofing Supply, Inc., 4.50%, 11/15/2026(b)(c)	323,000	333,339
		742,871
	Principal Amount	Value
Water Utilities-0.39%
Solaris Midstream Holdings LLC, 7.63%, 04/01/2026(b)(c)	$532,000	$557,329
Wireless Telecommunication Services-1.44%
Sprint Corp., 7.63%, 03/01/2026	1,754,000	2,074,105
Total U.S. Dollar Denominated Bonds & Notes (Cost $140,439,429)		139,184,614
Variable Rate Senior Loan Interests-0.02%
Media-0.02%
McClatchy Co. (The), 10.00%, 07/15/2026(d) (Cost $30,411)	32,668	32,444
	Shares
Money Market Funds-1.64%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f) (Cost $2,363,645)	2,363,645	2,363,645
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.30% (Cost $142,833,485)		141,580,703
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-22.41%
Invesco Private Government Fund, 0.02%(e)(f)(g)	9,680,542	9,680,542
Invesco Private Prime Fund, 0.11%(e)(f)(g)	22,581,156	22,587,930
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $32,270,045)		32,268,472
TOTAL INVESTMENTS IN SECURITIES-120.71% (Cost $175,103,530)		173,849,175
OTHER ASSETS LESS LIABILITIES-(20.71)%		(29,821,093)
NET ASSETS-100.00%		$144,028,082

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)—(continued)
November 30, 2021
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $98,088,090, which represented 68.10% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at November 30, 2021.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,830,545	$8,146,201	$(8,613,101)	$-	$-	$2,363,645	$203
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,613,013	12,323,512	(11,255,983)	-	-	9,680,542	418*
Invesco Private Prime Fund	20,097,030	24,414,630	(21,921,733)	(1,573)	(424)	22,587,930	5,175*
Total	$31,540,588	$44,884,343	$(41,790,817)	$(1,573)	$(424)	$34,632,117	$5,796

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)
November 30, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.56%
Aerospace & Defense-1.54%
Moog, Inc., 4.25%, 12/15/2027(b)	$245,000	$251,584
Rolls-Royce PLC (United Kingdom), 5.75%, 10/15/2027(b)	400,000	441,160
		692,744
Auto Components-1.64%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 07/15/2027(b)(c)	193,000	200,431
5.75%, 07/15/2027(b)	175,000	180,500
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/2027(c)	345,000	358,548
		739,479
Automobiles-4.21%
Allison Transmission, Inc., 4.75%, 10/01/2027(b)	185,000	190,926
Ford Motor Credit Co. LLC
4.27%, 01/09/2027	425,000	450,249
4.13%, 08/17/2027(c)	600,000	633,174
3.82%, 11/02/2027	400,000	413,372
Jaguar Land Rover Automotive PLC (United Kingdom), 4.50%, 10/01/2027(b)(c)	220,000	210,951
		1,898,672
Banks-0.67%
Freedom Mortgage Corp., 6.63%, 01/15/2027(b)	320,000	300,700
Building Products-0.77%
Advanced Drainage Systems, Inc., 5.00%, 09/30/2027(b)	157,000	162,712
JELD-WEN, Inc., 4.88%, 12/15/2027(b)	178,000	182,379
		345,091
Capital Markets-0.68%
APX Group, Inc., 6.75%, 02/15/2027(b)	295,000	307,279
Chemicals-4.20%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V., 4.75%, 06/15/2027(b)(c)	300,000	310,576
Chemours Co. (The), 5.38%, 05/15/2027(c)	245,000	256,511
HB Fuller Co., 4.00%, 02/15/2027	145,000	151,758
Hexion, Inc., 7.88%, 07/15/2027(b)(c)	223,000	236,812
Methanex Corp. (Canada), 5.13%, 10/15/2027	340,000	356,007
Olin Corp., 5.13%, 09/15/2027	246,000	253,886
WR Grace Holdings LLC, 4.88%, 06/15/2027(b)	330,000	327,834
		1,893,384
Commercial Services & Supplies-5.03%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/2027(b)	512,000	537,067
Brink’s Co. (The), 4.63%, 10/15/2027(b)	295,000	301,548
CoreCivic, Inc., 4.75%, 10/15/2027(c)	120,000	108,758
Garda World Security Corp. (Canada), 4.63%, 02/15/2027(b)(c)	280,000	274,285
Harsco Corp., 5.75%, 07/31/2027(b)	226,000	229,222
Pitney Bowes, Inc., 6.88%, 03/15/2027(b)	210,000	216,300
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/2027(b)(c)	485,000	459,632
RR Donnelley & Sons Co., 8.25%, 07/01/2027	120,000	142,419
		2,269,231
	Principal Amount	Value
Communications Equipment-0.73%
CommScope Technologies LLC, 5.00%, 03/15/2027(b)(c)	$364,000	$327,675
Construction & Engineering-1.15%
AECOM, 5.13%, 03/15/2027	482,000	517,694
Consumer Finance-1.56%
Navient Corp., 5.00%, 03/15/2027	343,000	344,960
OneMain Finance Corp., 3.50%, 01/15/2027	370,000	357,653
		702,613
Containers & Packaging-2.06%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 08/15/2027(b)(c)	450,000	442,114
Graphic Packaging International LLC, 4.75%, 07/15/2027(b)	135,000	145,274
Pactiv LLC, 8.38%, 04/15/2027	100,000	111,078
Sealed Air Corp., 4.00%, 12/01/2027(b)	222,000	228,861
		927,327
Distributors-0.71%
BCPE Empire Holdings, Inc., 7.63%, 05/01/2027(b)(c)	320,000	320,474
Diversified Consumer Services-0.93%
Sotheby’s, 7.38%, 10/15/2027(b)(c)	400,000	418,856
Diversified Financial Services-0.45%
LPL Holdings, Inc., 4.63%, 11/15/2027(b)	197,000	202,337
Diversified Telecommunication Services-3.23%
Cablevision Lightpath LLC, 3.88%, 09/15/2027(b)(c)	200,000	194,660
Frontier Communications Holdings LLC, 5.88%, 10/15/2027(b)	561,000	580,231
Zayo Group Holdings, Inc., 4.00%, 03/01/2027(b)	715,000	682,825
		1,457,716
Electric Utilities-3.77%
FirstEnergy Corp., Series B, 4.40%, 07/15/2027	727,000	778,354
NextEra Energy Operating Partners L.P., 4.50%, 09/15/2027(b)(c)	266,000	282,044
Vistra Operations Co. LLC, 5.00%, 07/31/2027(b)(c)	633,000	640,678
		1,701,076
Electrical Equipment-0.32%
EnerSys, 4.38%, 12/15/2027(b)	140,000	144,608
Energy Equipment & Services-1.95%
CGG S.A. (France), 8.75%, 04/01/2027(b)	200,000	194,944
Transocean, Inc., 11.50%, 01/30/2027(b)	330,000	310,949
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	365,000	375,200
		881,093
Entertainment-1.66%
Live Nation Entertainment, Inc., 4.75%, 10/15/2027(b)(c)	463,000	463,523
Scripps Escrow, Inc., 5.88%, 07/15/2027(b)(c)	278,000	285,818
		749,341
Equity REITs-5.71%
Iron Mountain, Inc., 4.88%, 09/15/2027(b)	488,000	496,969
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Equity REITs-(continued)
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 5.75%, 02/01/2027(c)	$344,000	$389,945
RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, 10/15/2027	344,000	345,515
SBA Communications Corp., 3.88%, 02/15/2027	729,000	746,997
Service Properties Trust, 5.50%, 12/15/2027(c)	216,000	219,465
VICI Properties L.P./VICI Note Co., Inc., 3.75%, 02/15/2027(b)	364,000	373,833
		2,572,724
Food & Staples Retailing-2.72%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 4.63%, 01/15/2027(b)(c)	579,000	600,985
Performance Food Group, Inc., 5.50%, 10/15/2027(b)	505,000	521,155
Rite Aid Corp., 7.70%, 02/15/2027	120,000	105,305
		1,227,445
Gas Utilities-0.60%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.75%, 05/20/2027	251,000	271,573
Health Care Providers & Services-3.69%
Community Health Systems, Inc., 8.00%, 12/15/2027(b)	345,000	369,724
Legacy LifePoint Health LLC, 4.38%, 02/15/2027(b)	295,000	290,984
Tenet Healthcare Corp., 5.13%, 11/01/2027(b)	728,000	748,264
US Renal Care, Inc., 10.63%, 07/15/2027(b)	247,000	253,097
		1,662,069
Hotels, Restaurants & Leisure-9.71%
Academy Ltd., 6.00%, 11/15/2027(b)	160,000	169,555
Affinity Gaming, 6.88%, 12/15/2027(b)	270,000	277,355
Boyd Gaming Corp., 4.75%, 12/01/2027(c)	492,000	500,027
Carnival Corp., 5.75%, 03/01/2027(b)(c)	1,710,000	1,667,806
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 04/15/2027	241,000	245,698
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/2027(b)	411,000	445,483
Penn National Gaming, Inc., 5.63%, 01/15/2027(b)	193,000	197,900
Six Flags Entertainment Corp., 5.50%, 04/15/2027(b)(c)	240,000	244,688
Travel + Leisure Co., Series J, 6.00%, 04/01/2027	185,000	195,684
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/2027(b)(c)	443,000	436,293
		4,380,489
Household Durables-1.61%
Beazer Homes USA, Inc., 5.88%, 10/15/2027(c)	176,000	184,254
Mattamy Group Corp. (Canada), 5.25%, 12/15/2027(b)	226,000	235,095
Meritage Homes Corp., 5.13%, 06/06/2027	145,000	158,342
Tri Pointe Homes, Inc., 5.25%, 06/01/2027	138,000	147,946
		725,637
	Principal Amount	Value
Household Products-1.58%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada), 7.00%, 12/31/2027(b)(c)	$250,000	$240,569
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 4.00%, 10/15/2027(b)	492,000	472,962
		713,531
Industrial Conglomerates-1.60%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 5.25%, 05/15/2027	711,000	722,212
Insurance-0.54%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 4.25%, 10/15/2027(b)	251,000	245,197
Interactive Media & Services-3.30%
Match Group Holdings II LLC, 5.00%, 12/15/2027(b)	216,000	225,557
Nexstar Media, Inc., 5.63%, 07/15/2027(b)	873,000	906,776
Twitter, Inc., 3.88%, 12/15/2027(b)(c)	345,000	358,031
		1,490,364
Machinery-2.26%
Granite US Holdings Corp., 11.00%, 10/01/2027(b)(c)	148,000	161,203
Park-Ohio Industries, Inc., 6.63%, 04/15/2027(c)	157,000	145,589
TK Elevator US Newco, Inc. (Germany), 5.25%, 07/15/2027(b)	700,000	712,926
		1,019,718
Media-4.37%
Belo Corp.
7.75%, 06/01/2027	100,000	117,891
7.25%, 09/15/2027	116,000	134,516
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/2027(b)(c)	607,000	614,293
Sinclair Television Group, Inc., 5.13%, 02/15/2027(b)(c)	195,000	181,019
Telesat Canada/Telesat LLC (Canada)
4.88%, 06/01/2027(b)	217,000	190,104
6.50%, 10/15/2027(b)(c)	266,000	207,973
Terrier Media Buyer, Inc., 8.88%, 12/15/2027(b)	495,000	525,712
		1,971,508
Mortgage REITs-0.72%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 02/01/2027(b)	326,000	324,732
Oil, Gas & Consumable Fuels-11.10%
Apache Corp., 4.88%, 11/15/2027	344,000	367,038
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.00%, 11/01/2027(b)	157,000	211,572
Baytex Energy Corp. (Canada), 8.75%, 04/01/2027(b)(c)	250,000	257,577
DCP Midstream Operating L.P., 5.63%, 07/15/2027	246,000	275,197
EQM Midstream Partners L.P., 6.50%, 07/01/2027(b)	413,000	446,992
EQT Corp., 3.90%, 10/01/2027(c)	609,000	635,656
Genesis Energy L.P./Genesis Energy Finance Corp., 8.00%, 01/15/2027	490,000	486,960
Murphy Oil Corp., 5.88%, 12/01/2027(c)	265,000	270,301
NuStar Logistics L.P., 5.63%, 04/28/2027	246,000	251,760

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Occidental Petroleum Corp.
3.00%, 02/15/2027	$363,000	$351,527
8.50%, 07/15/2027	244,000	296,625
Parkland Corp. (Canada), 5.88%, 07/15/2027(b)	246,000	258,001
SM Energy Co., 6.63%, 01/15/2027(c)	200,000	201,464
Southwestern Energy Co., 7.75%, 10/01/2027(c)	219,000	234,798
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 03/01/2027(b)	223,000	229,141
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.38%, 02/01/2027	226,000	231,415
		5,006,024
Pharmaceuticals-3.71%
Endo DAC/Endo Finance LLC/Endo Finco, Inc., 9.50%, 07/31/2027(b)(c)	470,000	473,920
Horizon Therapeutics USA, Inc., 5.50%, 08/01/2027(b)	200,000	209,913
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	977,000	988,269
		1,672,102
Professional Services-0.93%
AMN Healthcare, Inc., 4.63%, 10/01/2027(b)	226,000	232,638
Korn Ferry, 4.63%, 12/15/2027(b)	183,000	188,609
		421,247
Software-1.57%
LogMeIn, Inc., 5.50%, 09/01/2027(b)	462,000	460,369
NCR Corp., 5.75%, 09/01/2027(b)	239,000	247,504
		707,873
Specialty Retail-1.08%
Carvana Co., 5.50%, 04/15/2027(b)	290,000	290,077
Lithia Motors, Inc., 4.63%, 12/15/2027(b)	190,000	198,457
		488,534
Technology Hardware, Storage & Peripherals-1.05%
Presidio Holdings, Inc., 4.88%, 02/01/2027(b)	201,000	203,605
Seagate HDD Cayman, 4.88%, 06/01/2027	248,000	270,320
		473,925
	Principal Amount	Value
Thrifts & Mortgage Finance-0.63%
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/2027(b)	$275,000	$284,463
Trading Companies & Distributors-1.82%
Herc Holdings, Inc., 5.50%, 07/15/2027(b)	548,000	567,882
Univar Solutions USA, Inc., 5.13%, 12/01/2027(b)	240,000	251,258
		819,140
Total U.S. Dollar Denominated Bonds & Notes (Cost $44,671,409)		43,997,897
	Shares
Money Market Funds-0.98%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $439,399)	439,399	439,399
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.54% (Cost $45,110,808)		44,437,296
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-29.55%
Invesco Private Government Fund, 0.02%(d)(e)(f)	3,998,358	3,998,358
Invesco Private Prime Fund, 0.11%(d)(e)(f)	9,326,704	9,329,502
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,328,584)		13,327,860
TOTAL INVESTMENTS IN SECURITIES-128.09% (Cost $58,439,392)		57,765,156
OTHER ASSETS LESS LIABILITIES-(28.09)%		(12,667,344)
NET ASSETS-100.00%		$45,097,812

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $29,884,256, which represented 66.27% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at November 30, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$228,494	$704,343	$(493,438)	$-	$-	$439,399	$29
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)—(continued)
November 30, 2021
(Unaudited)
	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,310,687	$4,147,462	$(3,459,791)	$-	$-	$3,998,358	$182*
Invesco Private Prime Fund	7,724,936	8,790,166	(7,184,777)	(724)	(99)	9,329,502	2,231*
Total	$11,264,117	$13,641,971	$(11,138,006)	$(724)	$(99)	$13,767,259	$2,442

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)
November 30, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.17%
Aerospace & Defense-0.81%
BWX Technologies, Inc., 4.13%, 06/30/2028(b)	$52,000	$52,127
Spirit AeroSystems, Inc., 4.60%, 06/15/2028	72,000	68,292
		120,419
Airlines-0.56%
Cargo Aircraft Management, Inc., 4.75%, 02/01/2028(b)	82,000	83,549
Auto Components-1.21%
ANGI Group LLC, 3.88%, 08/15/2028(b)	61,000	58,059
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 4.75%, 04/01/2028(b)	60,000	61,087
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/2028(b)	61,000	62,058
		181,204
Automobiles-1.96%
Ford Motor Co., 6.63%, 10/01/2028	75,000	90,168
Jaguar Land Rover Automotive PLC (United Kingdom), 5.88%, 01/15/2028(b)	200,000	202,800
		292,968
Banks-0.41%
CIT Group, Inc., 6.13%, 03/09/2028	52,000	61,421
Biotechnology-0.30%
Emergent BioSolutions, Inc., 3.88%, 08/15/2028(b)	47,000	44,729
Capital Markets-1.73%
NFP Corp.
4.88%, 08/15/2028(b)	40,000	39,457
6.88%, 08/15/2028(b)	221,000	219,342
		258,799
Chemicals-3.63%
CVR Partners L.P./CVR Nitrogen Finance Corp., 6.13%, 06/15/2028(b)	70,000	72,727
Element Solutions, Inc., 3.88%, 09/01/2028(b)	102,000	101,135
HB Fuller Co., 4.25%, 10/15/2028	41,000	41,987
Ingevity Corp., 3.88%, 11/01/2028(b)	65,000	62,372
Innophos Holdings, Inc., 9.38%, 02/15/2028(b)	25,000	26,980
Minerals Technologies, Inc., 5.00%, 07/01/2028(b)	52,000	52,542
SCIH Salt Holdings, Inc., 4.88%, 05/01/2028(b)(c)	150,000	142,438
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/2028(b)	41,000	42,274
		542,455
Commercial Services & Supplies-3.63%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.63%, 06/01/2028(b)	200,000	193,850
GFL Environmental, Inc. (Canada)
4.00%, 08/01/2028(b)	51,000	49,536
3.50%, 09/01/2028(b)	100,000	97,268
Madison IAQ LLC, 4.13%, 06/30/2028(b)	85,000	82,363
MPH Acquisition Holdings LLC, 5.75%, 11/01/2028(b)(c)	133,000	118,389
		541,406
	Principal Amount	Value
Communications Equipment-1.13%
Avaya, Inc., 6.13%, 09/15/2028(b)	$122,000	$126,494
ViaSat, Inc., 6.50%, 07/15/2028(b)	42,000	42,843
		169,337
Construction & Engineering-0.91%
MasTec, Inc., 4.50%, 08/15/2028(b)	72,000	74,093
Pike Corp., 5.50%, 09/01/2028(b)	61,000	61,635
		135,728
Consumer Finance-1.00%
FirstCash, Inc., 4.63%, 09/01/2028(b)	71,000	70,761
Navient Corp., 4.88%, 03/15/2028	80,000	78,019
		148,780
Containers & Packaging-3.26%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/2028(b)	200,000	193,373
Graham Packaging Co., Inc., 7.13%, 08/15/2028(b)	80,000	81,733
Graphic Packaging International LLC, 3.50%, 03/15/2028(b)	50,000	49,613
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), 6.00%, 09/15/2028(b)(c)	90,000	91,350
Silgan Holdings, Inc., 4.13%, 02/01/2028	70,000	70,959
		487,028
Diversified Consumer Services-0.65%
Adtalem Global Education, Inc., 5.50%, 03/01/2028(b)	100,000	96,547
Diversified Financial Services-0.43%
AG Issuer LLC, 6.25%, 03/01/2028(b)	62,000	64,146
Diversified Telecommunication Services-9.58%
Altice France Holding S.A. (Luxembourg), 6.00%, 02/15/2028(b)(c)	200,000	186,992
Altice France S.A. (France), 5.50%, 01/15/2028(b)	200,000	198,340
Consolidated Communications, Inc.
5.00%, 10/01/2028(b)	50,000	49,333
6.50%, 10/01/2028(b)(c)	97,000	100,851
Frontier Communications Holdings LLC, 5.00%, 05/01/2028(b)	188,000	188,874
Level 3 Financing, Inc., 4.25%, 07/01/2028(b)	143,000	139,403
Lumen Technologies, Inc., Series G, 6.88%, 01/15/2028	50,000	54,994
Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, 09/15/2028(b)	122,000	118,522
Switch Ltd., 3.75%, 09/15/2028(b)	91,000	90,000
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/2028(b)(c)	173,000	180,571
Zayo Group Holdings, Inc., 6.13%, 03/01/2028(b)	130,000	122,678
		1,430,558
Electric Utilities-2.10%
Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.50%, 08/15/2028(b)	65,000	66,209
PG&E Corp., 5.00%, 07/01/2028(c)	140,000	144,406
Talen Energy Supply LLC
6.63%, 01/15/2028(b)	60,000	54,891
7.63%, 06/01/2028(b)(c)	51,000	47,393
		312,899
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Electronic Equipment, Instruments & Components-0.28%
Austin BidCo, Inc., 7.13%, 12/15/2028(b)	$40,000	$41,123
Energy Equipment & Services-1.39%
Archrock Partners L.P./Archrock Partners Finance Corp., 6.25%, 04/01/2028(b)	102,000	104,777
Bristow Group, Inc., 6.88%, 03/01/2028(b)	50,000	50,500
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	50,000	51,841
		207,118
Entertainment-2.49%
Allen Media LLC/Allen Media Co-Issuer, Inc., 10.50%, 02/15/2028(b)	31,000	33,105
Live Nation Entertainment, Inc., 3.75%, 01/15/2028(b)(c)	60,000	57,780
Netflix, Inc., 5.88%, 11/15/2028	234,000	280,580
		371,465
Equity REITs-3.31%
CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(b)	50,000	49,092
Diversified Healthcare Trust, 4.75%, 02/15/2028	62,000	58,835
Iron Mountain, Inc.
5.25%, 03/15/2028(b)	104,000	107,104
5.00%, 07/15/2028(b)	62,000	63,066
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 4.50%, 01/15/2028	47,000	50,681
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, 10/01/2028(b)	84,000	86,831
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 4.75%, 04/15/2028(b)(c)	80,000	78,190
		493,799
Food & Staples Retailing-2.70%
C&S Group Enterprises LLC, 5.00%, 12/15/2028(b)	41,000	38,305
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 02/15/2028(b)	250,000	253,425
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/2028(b)	43,000	45,202
United Natural Foods, Inc., 6.75%, 10/15/2028(b)	61,000	65,407
		402,339
Food Products-2.33%
Chobani LLC/Chobani Finance Corp., Inc., 4.63%, 11/15/2028(b)	53,000	53,858
Lamb Weston Holdings, Inc., 4.88%, 05/15/2028(b)(c)	62,000	65,909
Post Holdings, Inc., 5.63%, 01/15/2028(b)	116,000	119,585
TKC Holdings, Inc., 6.88%, 05/15/2028(b)	50,000	51,246
TreeHouse Foods, Inc., 4.00%, 09/01/2028	61,000	57,920
		348,518
Health Care Providers & Services-2.11%
Tenet Healthcare Corp., 6.13%, 10/01/2028(b)	306,000	314,415
Hotels, Restaurants & Leisure-5.91%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.38%, 01/15/2028(b)	88,000	87,747
Aramark Services, Inc., 5.00%, 02/01/2028(b)	138,000	138,959
Carnival Corp., 4.00%, 08/01/2028(b)	300,000	291,365
Churchill Downs, Inc., 4.75%, 01/15/2028(b)	82,000	83,674
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Marriott Ownership Resorts, Inc., 4.75%, 01/15/2028	$47,000	$47,089
MGM Resorts International, 4.75%, 10/15/2028	87,000	88,929
Station Casinos LLC, 4.50%, 02/15/2028(b)	81,000	81,159
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/2028(b)	62,000	62,709
		881,631
Household Durables-1.51%
CP Atlas Buyer, Inc., 7.00%, 12/01/2028(b)	74,000	71,173
M/I Homes, Inc., 4.95%, 02/01/2028	42,000	43,345
Tri Pointe Homes, Inc., 5.70%, 06/15/2028	46,000	49,543
Williams Scotsman International, Inc., 4.63%, 08/15/2028(b)	60,000	61,118
		225,179
Household Products-0.48%
Energizer Holdings, Inc., 4.75%, 06/15/2028(b)	72,000	71,100
Independent Power and Renewable Electricity Producers-3.41%
Calpine Corp.
4.50%, 02/15/2028(b)	158,000	157,431
5.13%, 03/15/2028(b)	173,000	171,692
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)	89,000	93,732
TerraForm Power Operating LLC, 5.00%, 01/31/2028(b)	82,000	85,463
		508,318
Interactive Media & Services-2.15%
Cars.com, Inc., 6.38%, 11/01/2028(b)	51,000	53,714
Match Group Holdings II LLC, 4.63%, 06/01/2028(b)	62,000	63,008
Nexstar Media, Inc., 4.75%, 11/01/2028(b)(c)	122,000	122,162
Rackspace Technology Global, Inc., 5.38%, 12/01/2028(b)(c)	85,000	82,167
		321,051
Internet & Direct Marketing Retail-0.25%
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 6.00%, 02/15/2028(b)	40,000	38,104
IT Services-2.92%
Ahead DB Holdings LLC, 6.63%, 05/01/2028(b)	50,000	50,051
Arches Buyer, Inc., 4.25%, 06/01/2028(b)	82,000	81,291
Clarivate Science Holdings Corp., 3.88%, 07/01/2028(b)	100,000	98,454
ION Trading Technologies S.a.r.l. (Luxembourg), 5.75%, 05/15/2028(b)	200,000	205,451
		435,247
Machinery-1.34%
ATS Automation Tooling Systems, Inc. (Canada), 4.13%, 12/15/2028(b)	60,000	60,520
GrafTech Finance, Inc., 4.63%, 12/15/2028(b)	50,000	50,699
Meritor, Inc., 4.50%, 12/15/2028(b)	38,000	37,897
Titan International, Inc., 7.00%, 04/30/2028	50,000	51,452
		200,568
Media-6.35%
Clear Channel Outdoor Holdings, Inc., 7.75%, 04/15/2028(b)	120,000	125,362
DISH DBS Corp., 7.38%, 07/01/2028	122,000	119,785
GCI LLC, 4.75%, 10/15/2028(b)	104,000	106,588

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Media-(continued)
iHeartCommunications, Inc., 4.75%, 01/15/2028(b)	$60,000	$59,618
Karman Buyer Corp., 6.50%, 11/15/2028(b)	99,000	101,450
Lamar Media Corp., 3.75%, 02/15/2028	71,000	70,708
National CineMedia LLC, 5.88%, 04/15/2028(b)	42,000	37,665
TEGNA, Inc., 4.63%, 03/15/2028	122,000	121,749
UPC Holding B.V. (Netherlands), 5.50%, 01/15/2028(b)	200,000	205,114
		948,039
Metals & Mining-0.62%
Century Aluminum Co., 7.50%, 04/01/2028(b)	30,000	31,868
Kaiser Aluminum Corp., 4.63%, 03/01/2028(b)	62,000	60,859
		92,727
Oil, Gas & Consumable Fuels-5.38%
Apache Corp., 4.38%, 10/15/2028	121,000	127,809
CVR Energy, Inc., 5.75%, 02/15/2028(b)(c)	42,000	39,776
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/2028(b)	95,000	95,871
EnLink Midstream LLC, 5.63%, 01/15/2028(b)	60,000	61,636
EQM Midstream Partners L.P., 5.50%, 07/15/2028	97,000	103,024
Hess Midstream Operations L.P., 5.13%, 06/15/2028(b)	67,000	68,625
Holly Energy Partners L.P./Holly Energy Finance Corp., 5.00%, 02/01/2028(b)	62,000	61,835
Laredo Petroleum, Inc., 10.13%, 01/15/2028	40,000	40,894
Murphy Oil Corp., 6.38%, 07/15/2028	70,000	72,233
Occidental Petroleum Corp., 6.38%, 09/01/2028(c)	71,000	81,068
SM Energy Co., 6.50%, 07/15/2028(c)	50,000	50,573
		803,344
Paper & Forest Products-0.19%
Clearwater Paper Corp., 4.75%, 08/15/2028(b)	28,000	28,388
Pharmaceuticals-4.29%
Bausch Health Cos., Inc.
5.00%, 01/30/2028(b)	148,000	131,719
4.88%, 06/01/2028(b)	200,000	197,412
Elanco Animal Health, Inc., 5.90%, 08/28/2028	75,000	85,636
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 4.13%, 04/30/2028(b)	225,000	224,875
		639,642
Professional Services-1.47%
ASGN, Inc., 4.63%, 05/15/2028(b)	67,000	68,835
KBR, Inc., 4.75%, 09/30/2028(b)	26,000	26,435
Nielsen Finance LLC/Nielsen Finance Co., 5.63%, 10/01/2028(b)	122,000	124,793
		220,063
Real Estate Management & Development-0.21%
Forestar Group, Inc., 5.00%, 03/01/2028(b)	31,000	31,566
Semiconductors & Semiconductor Equipment-0.63%
ON Semiconductor Corp., 3.88%, 09/01/2028(b)	92,000	93,960
Software-2.83%
Black Knight InfoServ LLC, 3.63%, 09/01/2028(b)	122,000	119,011
Castle US Holding Corp., 9.50%, 02/15/2028(b)	45,000	47,372
Fair Isaac Corp., 4.00%, 06/15/2028(b)	46,000	45,976
MicroStrategy, Inc., 6.13%, 06/15/2028(b)	60,000	60,263
	Principal Amount	Value
Software-(continued)
NCR Corp., 5.00%, 10/01/2028(b)	$86,000	$86,977
PTC, Inc., 4.00%, 02/15/2028(b)	62,000	62,503
		422,102
Specialty Retail-3.95%
Ambience Merger Sub, Inc., 4.88%, 07/15/2028(b)	40,000	39,558
Asbury Automotive Group, Inc., 4.50%, 03/01/2028	51,000	51,103
Bath & Body Works, Inc., 5.25%, 02/01/2028	52,000	55,892
Carvana Co., 5.88%, 10/01/2028(b)	71,000	70,936
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	66,000	65,407
Ken Garff Automotive LLC, 4.88%, 09/15/2028(b)	30,000	29,817
Michaels Cos., Inc. (The), 5.25%, 05/01/2028(b)	100,000	99,055
SRS Distribution, Inc., 4.63%, 07/01/2028(b)(c)	80,000	80,275
White Cap Buyer LLC, 6.88%, 10/15/2028(b)	95,000	97,121
		589,164
Technology Hardware, Storage & Peripherals-0.66%
Xerox Holdings Corp., 5.50%, 08/15/2028(b)(c)	97,000	97,942
Thrifts & Mortgage Finance-0.71%
Nationstar Mortgage Holdings, Inc., 5.50%, 08/15/2028(b)	107,000	106,768
Trading Companies & Distributors-1.49%
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/2028(b)	70,000	68,753
H&E Equipment Services, Inc., 3.88%, 12/15/2028(b)	158,000	154,359
		223,112
Wireless Telecommunication Services-2.51%
Sprint Capital Corp., 6.88%, 11/15/2028	303,000	374,557
Total U.S. Dollar Denominated Bonds & Notes (Cost $14,776,878)		14,503,322
	Shares
Money Market Funds-0.93%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $138,362)	138,362	138,362
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.10% (Cost $14,915,240)		14,641,684
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.48%
Invesco Private Government Fund, 0.02%(d)(e)(f)	472,352	472,352
Invesco Private Prime Fund, 0.11%(d)(e)(f)	1,091,383	1,091,711
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,564,136)		1,564,063
TOTAL INVESTMENTS IN SECURITIES-108.58% (Cost $16,479,376)		16,205,747
OTHER ASSETS LESS LIABILITIES-(8.58)%		(1,280,434)
NET ASSETS-100.00%		$14,925,313

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
November 30, 2021
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $11,809,671, which represented 79.13% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at November 30, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$58,424	$252,212	$(172,274)	$-	$-	$138,362	$8
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	573,554	1,342,586	(1,443,788)	-	-	472,352	31*
Invesco Private Prime Fund	1,338,292	2,973,180	(3,219,622)	(73)	(66)	1,091,711	376*
Total	$1,970,270	$4,567,978	$(4,835,684)	$(73)	$(66)	$1,702,425	$415

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)
November 30, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.91%
Aerospace & Defense-1.61%
BWX Technologies, Inc., 4.13%, 04/15/2029(b)	$10,000	$10,021
TransDigm, Inc.
4.63%, 01/15/2029	40,000	38,464
4.88%, 05/01/2029	30,000	29,228
		77,713
Airlines-1.44%
United Airlines, Inc., 4.63%, 04/15/2029(b)	70,000	69,719
Auto Components-3.13%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 03/01/2029(b)	20,000	20,497
Goodyear Tire & Rubber Co. (The), 5.00%, 07/15/2029(b)	30,000	31,370
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	30,000	30,494
Patrick Industries, Inc., 4.75%, 05/01/2029(b)	10,000	9,795
Real Hero Merger Sub 2, Inc., 6.25%, 02/01/2029(b)	20,000	20,107
Tenneco, Inc., 5.13%, 04/15/2029(b)	30,000	29,086
Wheel Pros, Inc., 6.50%, 05/15/2029(b)	10,000	9,759
		151,108
Beverages-1.22%
Primo Water Holdings, Inc. (Canada), 4.38%, 04/30/2029(b)	30,000	29,824
Triton Water Holdings, Inc., 6.25%, 04/01/2029(b)	30,000	29,347
		59,171
Building Products-0.81%
GYP Holdings III Corp., 4.63%, 05/01/2029(b)	10,000	9,830
Park River Holdings, Inc.
5.63%, 02/01/2029(b)	20,000	19,203
6.75%, 08/01/2029(b)	10,000	9,950
		38,983
Capital Markets-0.61%
APX Group, Inc., 5.75%, 07/15/2029(b)	30,000	29,301
Chemicals-2.65%
Methanex Corp. (Canada), 5.25%, 12/15/2029	30,000	31,391
SCIH Salt Holdings, Inc., 6.63%, 05/01/2029(b)	30,000	28,016
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.13%, 04/01/2029(b)	20,000	20,058
Tronox, Inc., 4.63%, 03/15/2029(b)	50,000	48,475
		127,940
Commercial Services & Supplies-4.08%
ACCO Brands Corp., 4.25%, 03/15/2029(b)	20,000	19,580
ADT Security Corp. (The), 4.13%, 08/01/2029(b)	30,000	29,001
Deluxe Corp., 8.00%, 06/01/2029(b)	20,000	20,756
Garda World Security Corp. (Canada), 6.00%, 06/01/2029(b)	20,000	18,982
GFL Environmental, Inc. (Canada), 4.75%, 06/15/2029(b)	30,000	30,036
Madison IAQ LLC, 5.88%, 06/30/2029(b)	40,000	38,547
Pitney Bowes, Inc., 7.25%, 03/15/2029(b)(c)	20,000	20,447
Stericycle, Inc., 3.88%, 01/15/2029(b)	20,000	19,528
		196,877
Communications Equipment-0.38%
Plantronics, Inc., 4.75%, 03/01/2029(b)	20,000	18,139
Construction & Engineering-1.05%
Arcosa, Inc., 4.38%, 04/15/2029(b)	10,000	10,104
Dycom Industries, Inc., 4.50%, 04/15/2029(b)	20,000	20,168
	Principal Amount	Value
Construction & Engineering-(continued)
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(b)	$10,000	$10,223
VM Consolidated, Inc., 5.50%, 04/15/2029(b)	10,000	10,021
		50,516
Construction Materials-0.59%
APi Group DE, Inc., 4.13%, 07/15/2029(b)	10,000	9,812
Victors Merger Corp., 6.38%, 05/15/2029(b)	20,000	18,748
		28,560
Consumer Finance-1.03%
OneMain Finance Corp., 5.38%, 11/15/2029	30,000	31,631
Paysafe Finance PLC / Paysafe Holdings US Corp., 4.00%, 06/15/2029(b)	20,000	18,247
		49,878
Containers & Packaging-1.23%
Graphic Packaging International LLC, 3.50%, 03/01/2029(b)	20,000	19,729
Intertape Polymer Group, Inc. (Canada), 4.38%, 06/15/2029(b)	20,000	19,834
TriMas Corp., 4.13%, 04/15/2029(b)	20,000	20,043
		59,606
Distributors-0.58%
Ferrellgas L.P./Ferrellgas Finance Corp., 5.88%, 04/01/2029(b)	30,000	27,865
Diversified Consumer Services-0.99%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	10,000	9,822
Signal Parent, Inc., 6.13%, 04/01/2029(b)	10,000	9,172
StoneMor, Inc., 8.50%, 05/15/2029(b)	10,000	10,316
WW International, Inc., 4.50%, 04/15/2029(b)	20,000	18,638
		47,948
Diversified Financial Services-2.06%
Aretec Escrow Issuer, Inc., 7.50%, 04/01/2029(b)	20,000	20,698
Hightower Holding LLC, 6.75%, 04/15/2029(b)	20,000	20,247
LPL Holdings, Inc., 4.00%, 03/15/2029(b)	30,000	30,112
United Wholesale Mortgage LLC, 5.50%, 04/15/2029(b)	30,000	28,625
		99,682
Diversified Telecommunication Services-7.69%
Altice France S.A. (France), 5.13%, 01/15/2029(b)	200,000	189,905
Frontier Communications Holdings LLC, 5.88%, 11/01/2029	30,000	29,541
Level 3 Financing, Inc.
3.63%, 01/15/2029(b)	30,000	27,605
3.75%, 07/15/2029(b)	30,000	27,911
Lumen Technologies, Inc.
4.50%, 01/15/2029(b)	40,000	37,679
5.38%, 06/15/2029(b)	40,000	38,932
Switch Ltd., 4.13%, 06/15/2029(b)	20,000	20,116
		371,689
Electric Utilities-2.27%
DPL, Inc., 4.35%, 04/15/2029	20,000	21,267
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/2029(b)	20,000	19,835
NRG Energy, Inc., 3.38%, 02/15/2029(b)	20,000	19,186
Vistra Operations Co. LLC, 4.38%, 05/01/2029(b)	50,000	49,154
		109,442
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Electronic Equipment, Instruments & Components-1.87%
Imola Merger Corp., 4.75%, 05/15/2029(b)	$70,000	$70,658
TTM Technologies, Inc., 4.00%, 03/01/2029(b)	20,000	19,463
		90,121
Energy Equipment & Services-0.61%
Colgate Energy Partners III LLC, 5.88%, 07/01/2029(b)	20,000	19,866
Precision Drilling Corp. (Canada), 6.88%, 01/15/2029(b)	10,000	9,682
		29,548
Entertainment-2.30%
Netflix, Inc.
6.38%, 05/15/2029	30,000	37,380
5.38%, 11/15/2029(b)	30,000	35,537
Playtika Holding Corp., 4.25%, 03/15/2029(b)	40,000	37,988
		110,905
Equity REITs-3.30%
Iron Mountain, Inc., 4.88%, 09/15/2029(b)	40,000	40,637
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 3.88%, 02/15/2029(b)	30,000	31,552
RHP Hotel Properties L.P./RHP Finance Corp., 4.50%, 02/15/2029(b)	20,000	19,529
SBA Communications Corp., 3.13%, 02/01/2029(b)	50,000	47,564
XHR L.P., 4.88%, 06/01/2029(b)	20,000	20,180
		159,462
Food & Staples Retailing-3.47%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertson’s LLC, 3.50%, 03/15/2029(b)	50,000	49,629
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/2029(b)	20,000	19,646
Performance Food Group, Inc., 4.25%, 08/01/2029(b)	40,000	38,517
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc., 4.63%, 03/01/2029(b)	30,000	29,573
US Foods, Inc., 4.75%, 02/15/2029(b)	30,000	30,411
		167,776
Food Products-0.44%
TKC Holdings, Inc., 10.50%, 05/15/2029(b)	20,000	21,068
Gas Utilities-0.42%
Superior Plus L.P./Superior General Partner, Inc. (Canada), 4.50%, 03/15/2029(b)	20,000	20,417
Health Care Equipment & Supplies-0.61%
Hologic, Inc., 3.25%, 02/15/2029(b)	30,000	29,491
Health Care Providers & Services-2.05%
AHP Health Partners, Inc., 5.75%, 07/15/2029(b)	10,000	9,817
LifePoint Health, Inc., 5.38%, 01/15/2029(b)	20,000	19,343
Owens & Minor, Inc., 4.50%, 03/31/2029(b)	20,000	20,294
Tenet Healthcare Corp., 4.25%, 06/01/2029(b)	50,000	49,584
		99,038
Hotels, Restaurants & Leisure-5.61%
1011778 BC ULC/New Red Finance, Inc. (Canada), 3.50%, 02/15/2029(b)	30,000	28,892
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/2029(b)	10,000	9,863
Boyne USA, Inc., 4.75%, 05/15/2029(b)	20,000	20,180
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Carrols Restaurant Group, Inc., 5.88%, 07/01/2029(b)	$10,000	$8,625
Cedar Fair L.P., 5.25%, 07/15/2029	20,000	20,551
Everi Holdings, Inc., 5.00%, 07/15/2029(b)	20,000	20,012
Hilton Domestic Operating Co., Inc., 3.75%, 05/01/2029(b)	30,000	29,766
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 5.00%, 06/01/2029(b)	30,000	29,841
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029(b)	20,000	19,181
Marriott Ownership Resorts, Inc., 4.50%, 06/15/2029(b)	20,000	19,580
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/2029(b)	30,000	29,781
Penn National Gaming, Inc., 4.13%, 07/01/2029(b)	10,000	9,450
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/2029(b)	25,000	25,133
		270,855
Household Durables-1.04%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), 5.00%, 06/15/2029(b)	10,000	9,960
LGI Homes, Inc., 4.00%, 07/15/2029(b)	10,000	9,614
Meritage Homes Corp., 3.88%, 04/15/2029(b)	20,000	20,575
Shea Homes L.P. / Shea Homes Funding Corp., 4.75%, 04/01/2029(b)	10,000	9,965
		50,114
Household Products-0.59%
Energizer Holdings, Inc., 4.38%, 03/31/2029(b)	30,000	28,456
Independent Power and Renewable Electricity Producers-0.40%
Calpine Corp., 4.63%, 02/01/2029(b)	20,000	19,179
Industrial Conglomerates-0.60%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.38%, 02/01/2029	30,000	29,084
Insurance-2.40%
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 02/15/2029(b)	30,000	28,023
AmWINS Group, Inc., 4.88%, 06/30/2029(b)	60,000	59,138
AssuredPartners, Inc., 5.63%, 01/15/2029(b)	20,000	19,252
BroadStreet Partners, Inc., 5.88%, 04/15/2029(b)	10,000	9,717
		116,130
Interactive Media & Services-0.82%
Audacy Capital Corp., 6.75%, 03/31/2029(b)	20,000	19,615
Scripps Escrow II, Inc., 3.88%, 01/15/2029(b)	20,000	19,911
		39,526
Internet & Direct Marketing Retail-0.59%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 03/01/2029(b)	30,000	28,591
IT Services-1.61%
Endure Digital, Inc., 6.00%, 02/15/2029(b)	20,000	18,350
Gartner, Inc., 3.63%, 06/15/2029(b)	20,000	19,906
Twilio, Inc., 3.63%, 03/15/2029	20,000	20,150
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/2029(b)	20,000	19,594
		78,000
Leisure Products-0.41%
Vista Outdoor, Inc., 4.50%, 03/15/2029(b)	20,000	19,973

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Life Sciences Tools & Services-0.82%
Charles River Laboratories International, Inc., 3.75%, 03/15/2029(b)	$20,000	$19,804
Syneos Health, Inc., 3.63%, 01/15/2029(b)	20,000	19,731
		39,535
Machinery-0.41%
Mueller Water Products, Inc., 4.00%, 06/15/2029(b)	20,000	20,023
Media-4.76%
AMC Networks, Inc., 4.25%, 02/15/2029	40,000	39,024
Clear Channel Outdoor Holdings, Inc., 7.50%, 06/01/2029(b)	40,000	41,168
Liberty Interactive LLC, 8.50%, 07/15/2029	10,000	10,849
News Corp., 3.88%, 05/15/2029(b)	40,000	39,388
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 01/15/2029(b)	20,000	19,472
TEGNA, Inc., 5.00%, 09/15/2029	40,000	40,190
Univision Communications, Inc., 4.50%, 05/01/2029(b)	40,000	40,036
		230,127
Metals & Mining-1.22%
Coeur Mining, Inc., 5.13%, 02/15/2029(b)	20,000	19,156
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	20,000	19,465
TMS International Corp., 6.25%, 04/15/2029(b)	20,000	20,132
		58,753
Mortgage REITs-0.81%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 06/15/2029(b)	20,000	19,026
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/2029(b)	20,000	19,935
		38,961
Oil, Gas & Consumable Fuels-7.54%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, 06/30/2029(b)	20,000	19,733
DCP Midstream Operating L.P., 5.13%, 05/15/2029	20,000	22,214
DT Midstream, Inc., 4.13%, 06/15/2029(b)	40,000	39,769
EnLink Midstream LLC, 5.38%, 06/01/2029	20,000	20,128
EQM Midstream Partners L.P., 4.50%, 01/15/2029(b)	30,000	29,833
EQT Corp., 5.00%, 01/15/2029	20,000	21,937
Hilcorp Energy I L.P./Hilcorp Finance Co., 5.75%, 02/01/2029(b)	20,000	19,908
ITT Holdings LLC, 6.50%, 08/01/2029(b)	40,000	38,940
Parkland Corp. (Canada), 4.50%, 10/01/2029(b)	30,000	29,534
Sunoco L.P./Sunoco Finance Corp., 4.50%, 05/15/2029	30,000	29,647
Teine Energy Ltd. (Canada), 6.88%, 04/15/2029(b)	10,000	10,236
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/2029	50,000	50,280
Vine Energy Holdings LLC, 6.75%, 04/15/2029(b)	30,000	32,007
		364,166
Paper & Forest Products-1.02%
Louisiana-Pacific Corp., 3.63%, 03/15/2029(b)	20,000	19,647
Mercer International, Inc. (Germany), 5.13%, 02/01/2029	30,000	29,686
		49,333
Personal Products-0.41%
Edgewell Personal Care Co., 4.13%, 04/01/2029(b)	20,000	19,738
	Principal Amount	Value
Pharmaceuticals-4.45%
AdaptHealth LLC, 4.63%, 08/01/2029(b)	$20,000	$19,625
Bausch Health Cos., Inc.
5.00%, 02/15/2029(b)	40,000	34,375
6.25%, 02/15/2029(b)	50,000	45,400
7.25%, 05/30/2029(b)	30,000	28,513
Catalent Pharma Solutions, Inc., 3.13%, 02/15/2029(b)	20,000	19,092
Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.13%, 04/01/2029(b)	50,000	49,083
HLF Financing Sarl LLC/Herbalife International, Inc., 4.88%, 06/01/2029(b)	20,000	18,825
		214,913
Professional Services-1.44%
AMN Healthcare, Inc., 4.00%, 04/15/2029(b)	10,000	10,090
Booz Allen Hamilton, Inc., 4.00%, 07/01/2029(b)	20,000	20,130
Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 07/15/2029(b)	20,000	19,370
TriNet Group, Inc., 3.50%, 03/01/2029(b)	20,000	19,788
		69,378
Real Estate Management & Development-1.23%
Howard Hughes Corp. (The), 4.13%, 02/01/2029(b)	20,000	19,739
Hunt Cos., Inc., 5.25%, 04/15/2029(b)	20,000	19,500
Kennedy-Wilson, Inc., 4.75%, 03/01/2029	20,000	20,296
		59,535
Road & Rail-1.03%
Uber Technologies, Inc., 4.50%, 08/15/2029(b)	50,000	49,594
Semiconductors & Semiconductor Equipment-0.83%
Entegris, Inc., 3.63%, 05/01/2029(b)(c)	20,000	19,878
Synaptics, Inc., 4.00%, 06/15/2029(b)(c)	20,000	20,277
		40,155
Software-2.24%
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029	30,000	28,908
Elastic N.V., 4.13%, 07/15/2029(b)	20,000	19,631
NCR Corp., 5.13%, 04/15/2029(b)	40,000	40,678
Rocket Software, Inc., 6.50%, 02/15/2029(b)	20,000	18,835
		108,052
Specialty Retail-4.36%
Ambience Merger Sub, Inc., 7.13%, 07/15/2029(b)	20,000	19,233
Carvana Co., 4.88%, 09/01/2029(b)	25,000	23,813
LBM Acquisition LLC, 6.25%, 01/15/2029(b)	30,000	28,768
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(b)	30,000	29,939
Michaels Cos., Inc. (The), 7.88%, 05/01/2029(b)	50,000	49,734
Penske Automotive Group, Inc., 3.75%, 06/15/2029	20,000	19,536
SRS Distribution, Inc., 6.13%, 07/01/2029(b)	20,000	20,077
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)	20,000	19,772
		210,872
Technology Hardware, Storage & Peripherals-0.39%
Seagate HDD Cayman, 3.13%, 07/15/2029(b)	20,000	19,075
Textiles, Apparel & Luxury Goods-0.21%
Crocs, Inc., 4.25%, 03/15/2029(b)	10,000	9,973

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Thrifts & Mortgage Finance-0.99%
PennyMac Financial Services, Inc., 4.25%, 02/15/2029(b)	$20,000	$18,432
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.63%, 03/01/2029(b)	30,000	29,459
		47,891
Tobacco-0.59%
Vector Group Ltd., 5.75%, 02/01/2029(b)	30,000	28,580
Trading Companies & Distributors-0.60%
Beacon Roofing Supply, Inc., 4.13%, 05/15/2029(b)	20,000	19,677
Foundation Building Materials, Inc., 6.00%, 03/01/2029(b)	10,000	9,569
		29,246
Total U.S. Dollar Denominated Bonds & Notes (Cost $4,906,233)		4,729,771
	Shares
Money Market Funds-0.83%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $39,897)	39,897	39,897
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.74% (Cost $4,946,130)		4,769,668
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.18%
Invesco Private Government Fund, 0.02%(d)(e)(f)	17,275	$17,275
Invesco Private Prime Fund, 0.11%(d)(e)(f)	39,947	39,959
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $57,234)		57,234
TOTAL INVESTMENTS IN SECURITIES-99.92% (Cost $5,003,364)		4,826,902
OTHER ASSETS LESS LIABILITIES-0.08%		3,903
NET ASSETS-100.00%		$4,830,805

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $4,108,389, which represented 85.05% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at November 30, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$127,065	$(87,168)	$-	$-	$39,897	$4
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	102,638	(85,363)	-	-	17,275	-
Invesco Private Prime Fund	-	68,166	(28,207)	-	-	39,959	1*
Total	$-	$297,869	$(200,738)	$-	$-	$97,131	$5

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2021 Municipal Bond ETF (BSML)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-13.66%
Arizona-0.25%
Salt River Project Agricultural Improvement & Power District, Series 2011 A, Ref. RB(a)(b)	5.00%	12/01/2021	$100	$100,000
California-1.60%
California (State of), Series 2014, GO Bonds	5.00%	12/01/2021	25	25,000
California (State of) Department of Water Resources (Central Valley), Series 2017, Ref. RB	5.00%	12/01/2021	100	100,000
California (State of) Public Works Board, Series 2011 D, RB(a)(b)	5.00%	12/01/2021	140	140,000
California (State of) Public Works Board, Series 2011 G, RB(a)(b)	5.00%	12/01/2021	40	40,000
California (State of) Public Works Board, Series 2011 G, RB(a)(b)	5.00%	12/01/2021	75	75,000
California (State of) Public Works Board (Judicial Council of California), Series 2011 D, RB(a)	5.00%	12/01/2021	125	125,000
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2011 A, Ref. RB(a)(b)	5.00%	12/01/2021	40	40,000
San Francisco (City & County of), CA, Series 2011 R1, Ref. GO Bonds(a)(b)	5.00%	12/15/2021	100	100,177
				645,177
Colorado-0.73%
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2021	75	75,133
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2021	10	10,018
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2021	200	200,000
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2009, Ref. GO Bonds	5.25%	12/15/2021	10	10,018
				295,169
District of Columbia-0.85%
District of Columbia, Series 2011 G, RB(a)(b)	5.00%	12/01/2021	200	200,000
District of Columbia, Series 2011 G, RB(a)(b)	5.00%	12/01/2021	45	45,000
District of Columbia, Series 2011 G, RB(a)(b)	5.00%	12/01/2021	100	100,000
				345,000
Hawaii-0.30%
Hawaii (State of), Series 2011 EA, Ref. GO Bonds	5.00%	12/01/2021	10	10,000
Hawaii (State of), Series 2011 EA, Ref. GO Bonds(a)(b)	5.00%	12/01/2021	110	110,000
				120,000
Illinois-3.04%
Chicago (City of), IL Transit Authority, Series 2011, RB(a)(b)	5.25%	12/01/2021	25	25,000
Chicago (City of), IL Transit Authority, Series 2011, RB(a)(b)	5.25%	12/01/2021	60	60,000
Chicago (City of), IL Transit Authority, Series 2011, RB(a)(b)	5.25%	12/01/2021	25	25,000
Chicago (City of), IL Transit Authority, Series 2011, RB(a)(b)	5.25%	12/01/2021	175	175,000
Chicago (City of), IL Transit Authority, Series 2011, RB(a)(b)	5.25%	12/01/2021	50	50,000
Chicago (City of), IL Transit Authority, Series 2011, RB(a)(b)	5.25%	12/01/2021	130	130,000
Chicago (City of), IL Transit Authority, Series 2011, RB(a)(b)	5.25%	12/01/2021	20	20,000
Chicago (City of), IL Transit Authority, Series 2011, RB(a)(b)	5.25%	12/01/2021	75	75,000
Illinois (State of) Finance Authority (Trinity Health), Series 2011 L, RB(a)(b)	5.00%	12/01/2021	310	310,000
Illinois (State of) Toll Highway Authority, Series 2014 A, Ref. RB	5.00%	12/01/2021	15	15,000
McLean & Woodford Counties Community Unit School District No. 5, Series 2017 A, Ref. GO Bonds	4.00%	12/01/2021	340	340,000
				1,225,000
Indiana-0.12%
Indiana (State of) Finance Authority (University Health), Series 2016 A, Ref. RB	5.00%	12/01/2021	50	50,000
Maryland-0.21%
Montgomery (County of), MD (Trinity Health), Series 2011, Ref. RB(a)(b)	5.00%	12/01/2021	85	85,000
Massachusetts-2.02%
Massachusetts (Commonwealth of), Series 2014 A, GO Bonds(a)(b)	4.25%	12/01/2021	100	100,000
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Harvard University), Series 2010 A, RB	5.00%	12/15/2021	200	200,354
Massachusetts (State of) Bay Transportation Authority, Series 2017, RB	4.00%	12/01/2021	515	515,000
				815,354
Michigan-0.55%
Michigan (State of) Finance Authority (Trinity Health Corp.), Series 2015, Ref. RB	5.00%	12/01/2021	220	220,000
Missouri-0.36%
Jackson (County of), MO (Truman Sports Complex), Series 2014, Ref. RB	5.00%	12/01/2021	145	145,000
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2021 Municipal Bond ETF (BSML)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nebraska-0.01%
West Haymarket Joint Public Agency, Series 2011, GO Bonds(a)(b)	4.25%	12/15/2021	$5	$5,008
New Jersey-0.12%
New Jersey (State of) Transportation Trust Fund Authority, Series 2006 A, RB	5.25%	12/15/2021	50	50,091
New York-2.17%
New York & New Jersey (States of) Port Authority, Series 2012, RB	4.00%	12/01/2021	25	25,000
New York & New Jersey (States of) Port Authority, Series 2013 179, RB	5.00%	12/01/2021	520	520,000
New York (City of), NY Municipal Water Finance Authority, Series 2012 CC, Ref. RB(a)(b)	5.00%	12/15/2021	10	10,018
New York (City of), NY Municipal Water Finance Authority, Series 2016 CC, Ref. RB(a)(b)	5.00%	12/15/2021	50	50,088
New York (State of) Dormitory Authority, Series 2012 A, Ref. RB	5.00%	12/15/2021	215	215,381
New York (State of) Municipal Bond Bank Agency, Series 2012, RB	5.00%	12/01/2021	55	55,000
				875,487
Pennsylvania-0.21%
Central Bradford Progress Authority (Guthrie Healthcare System), Series 2011, RB(a)(b)	5.50%	12/01/2021	45	45,000
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2011 A, RB(a)	5.00%	12/01/2021	40	40,000
				85,000
South Carolina-1.12%
South Carolina (State of) Public Service Authority, Series 2011 B, Ref. RB(a)	5.00%	12/01/2021	20	20,000
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2021	20	20,000
South Carolina (State of) Public Service Authority, Series 2015 C, Ref. RB	5.00%	12/01/2021	35	35,000
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2011 B, Ref. RB(a)	4.00%	12/01/2021	175	175,000
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2011 C, Ref. RB(a)(b)	5.00%	12/01/2021	200	200,000
				450,000
TOTAL INVESTMENTS IN SECURITIES(c)-13.66% (Cost $5,511,246)				5,511,286
OTHER ASSETS LESS LIABILITIES-86.34%				34,830,335
NET ASSETS-100.00%				$40,341,621

Investment Abbreviations:
COP	-Certificates of Participation
GO	-General Obligation
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2022 Municipal Bond ETF (BSMM)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.29%
Alabama-0.15%
Alabama (State of) Public School & College Authority, Series 2014 B, Ref. RB	5.00%	01/01/2022	$85	$85,336
Arizona-0.90%
Arizona (State of) Department of Transportation State Highway Fund Revenue, Series 2013 A, RB(a)(b)	5.00%	07/01/2022	360	370,036
Salt River Project Agricultural Improvement & Power District, Series 2012 A, Ref. RB	5.00%	12/01/2030	35	35,844
Salt River Project Agricultural Improvement & Power District, Series 2012 A, Ref. RB	5.00%	12/01/2031	115	117,761
				523,641
Arkansas-0.35%
Springdale School District No. 50, Series 2017, Ref. GO Bonds	4.00%	06/01/2040	200	203,253
California-16.07%
Bay Area Toll Authority (San Francisco Bay Area), Series 2012 F-1, RB(a)(b)	5.00%	04/01/2022	75	76,210
California (State of), Series 2011, Ref. GO Bonds	5.25%	09/01/2022	570	591,781
California (State of), Series 2012, GO Bonds	5.00%	04/01/2042	100	101,545
California (State of), Series 2012, Ref. GO Bonds(a)(b)	5.25%	02/01/2022	180	181,500
California (State of), Series 2013, Ref. GO Bonds	5.00%	11/01/2022	50	52,213
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2022	100	104,427
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2022	145	147,344
California (State of), Series 2021, GO Bonds	4.00%	09/01/2022	650	668,772
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2022	200	209,649
California (State of) (Bid Group B), Series 2016, Ref. GO Bonds	5.00%	08/01/2022	65	67,102
California (State of) Department of Water Resources, Series 2013 AM, RB	5.00%	12/01/2022	160	167,720
California (State of) Department of Water Resources, Series 2015 O, Ref. RB(a)	5.00%	05/01/2022	400	408,102
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2022	500	524,123
California (State of) Public Works Board, Series 2012 A, RB(a)	5.00%	04/01/2027	50	50,798
California (State of) Public Works Board, Series 2012 G, Ref. RB(a)	5.00%	11/01/2037	155	161,861
California (State of) Public Works Board (Department of Corrections & Rehabilitation), Series 2012, Ref. RB(a)	5.00%	06/01/2027	100	102,407
California (State of) Public Works Board (Various Capital), Series 2012 A, RB(a)	5.00%	04/01/2026	155	157,474
California (State of) Public Works Board (Various Capital), Series 2012 G, Ref. RB(a)	5.00%	11/01/2030	135	140,976
California (State of) Statewide Communities Development Authority (Episcopal Communities and Services), Series 2012, Ref. RB	5.00%	05/15/2047	100	101,926
California State University, Series 2012 A, RB(a)(b)	5.00%	11/01/2022	350	365,493
Centinela Valley Union High School District (Election of 2010), Series 2012 B, GO Bonds(c)	5.00%	08/01/2050	60	61,903
Coachella Valley Unified School District (2005 Election), Series 2012 D, GO Bonds(a)(b)	5.00%	08/01/2022	245	252,955
Long Beach Unified School District (Election of 2016), Series 2019 B, GO Bonds	5.00%	08/01/2022	30	30,966
Los Angeles (City of), CA, Series 2012 B, Ref. RB	5.00%	06/01/2031	145	148,385
Los Angeles (City of), CA, Series 2012 C, Ref. RB	5.00%	06/01/2025	135	138,234
Los Angeles (City of), CA Department of Water & Power, Series 2012 A, RB	5.00%	07/01/2043	200	205,445
Los Angeles (City of), CA Department of Water & Power, Series 2013 A, RB	5.00%	07/01/2022	100	102,824
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 B, Ref. RB	5.00%	07/01/2022	30	30,847
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds	5.00%	08/01/2022	150	154,850
Los Angeles Community College District, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2022	45	46,455
Los Angeles Unified School District, Series 2017 A, Ref. GO Bonds	5.00%	07/01/2022	55	56,553
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2022	205	210,788
Metropolitan Water District of Southern California, Series 2012 G, Ref. RB	5.00%	07/01/2028	40	41,122
Metropolitan Water District of Southern California, Series 2017 B, Ref. RB	5.00%	08/01/2022	135	138,817
Mount Diablo Unified School District (Election of 2010), Series 2012 E, GO Bonds(a)	5.00%	06/01/2037	300	309,638
M-S-R Public Power Agency, Series 2018 R, Ref. RB	5.00%	07/01/2022	75	77,095
San Buenaventura (City of), CA Public Facilities Financing Authority, Series 2012 B, RB(a)(b)	5.00%	07/01/2022	40	41,129
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2012 A, RB(a)(b)	5.00%	04/15/2022	1,000	1,018,027
San Diego (County of), CA Regional Transportation Commission, Series 2012 A, RB(a)(b)	5.00%	04/01/2022	100	101,613
San Diego (County of), CA Regional Transportation Commission, Series 2021 A, Ref. RB	5.00%	10/01/2022	20	20,807
San Diego Unified School District, Series 2020 D-2, GO Bonds	5.00%	07/01/2022	150	154,227
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2012, Ref. RB	5.00%	05/01/2027	115	117,291
San Francisco (City of), CA Public Utilities Commission, Series 2012, RB(a)(b)	5.00%	05/01/2022	1,000	1,020,175
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB	5.00%	08/01/2022	100	103,185
South Carolina (State of) Public Service Authority, Series 2015 A, Ref. RB	5.00%	07/01/2022	155	159,367
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2022 Municipal Bond ETF (BSMM)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
University of California, Series 2012 G, RB(a)(b)	5.00%	05/15/2022	$5	$5,110
University of California, Series 2012 G, RB(a)	5.00%	05/15/2037	10	10,219
University of California, Series 2012, RB(a)	5.00%	05/15/2024	165	168,611
Ventura (County of), CA Public Financing Authority, Series 2013 A, RB(a)(b)	4.00%	11/01/2022	60	62,108
				9,370,169
Colorado-1.32%
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2022	100	104,998
Colorado (State of) Health Facilities Authority (Covenant Retirement Communities), Series 2012 A, Ref. RB(a)(b)	5.00%	12/01/2022	110	115,284
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2022	500	524,072
Regional Transportation District (Fastracks), Series 2012 A, RB(a)(b)	5.00%	11/01/2022	25	26,102
				770,456
Connecticut-0.62%
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2017 A-1, Ref. RB(b)	5.00%	07/01/2022	200	205,611
South Central Connecticut Regional Water Authority, Series 2012, Ref. RB(a)(b)	5.00%	08/01/2022	150	154,819
				360,430
District of Columbia-0.79%
District of Columbia, Series 2012 C, RB	5.00%	12/01/2026	115	120,406
District of Columbia, Series 2012 C, RB	5.00%	12/01/2029	150	157,020
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2014 A, Ref. RB	5.00%	10/01/2053	180	182,882
				460,308
Florida-7.46%
Citizens Property Insurance Corp., Series 2015 A-1, RB	5.00%	06/01/2022	100	100,000
Florida (State of), Series 2012 C, Ref. GO Bonds	4.00%	06/01/2026	700	712,857
Florida (State of), Series 2013 B, Ref. GO Bonds	4.00%	06/01/2026	360	366,612
Florida (State of) (Capital Outlay), Series 2012 C, Ref. GO Bonds	4.00%	06/01/2030	100	101,824
Florida (State of) Municipal Power Agency (St. Lucie), Series 2012 A, RB(a)	5.00%	10/01/2026	175	181,908
JEA Water & Sewer System, Series 2017 A, Ref. RB	3.25%	10/01/2036	100	101,728
Miami-Dade (County of), FL, Series 2012 A, Ref. RB(a)(b)	5.00%	10/01/2022	500	520,050
Miami-Dade (County of), FL, Series 2012 B, Ref. RB(a)(b)	5.00%	10/01/2022	100	104,010
Miami-Dade (County of), FL Expressway Authority, Series 2013 A, RB	5.00%	07/01/2029	1,000	1,027,998
Miami-Dade (County of), FL Transit System, Series 2012, RB(a)(b)	5.00%	07/01/2022	1,000	1,028,117
Volusia County School Board, Series 2019, COP	5.00%	08/01/2022	100	103,178
				4,348,282
Georgia-1.51%
Albany-Dougherty (County of), GA Hospital Authority, Series 2012, RB	4.00%	12/01/2042	25	25,687
Georgia (State of), Series 2012 A, GO Bonds	5.00%	07/01/2024	80	82,240
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2022	50	51,200
Gwinnett County School District, Series 2010, Ref. GO Bonds	5.00%	02/01/2022	535	539,285
Metropolitan Atlanta Rapid Transit Authority, Series 2012 A, Ref. RB(a)(b)	4.00%	07/01/2022	180	183,991
				882,403
Guam-2.73%
Guam (Territory of) Power Authority, Series 2012 A, Ref. RB, (INS - AGM)(d)	5.00%	10/01/2027	535	554,315
Guam (Territory of) Power Authority, Series 2012 A, Ref. RB, (INS - AGM)(d)	5.00%	10/01/2030	1,000	1,035,195
				1,589,510
Illinois-2.33%
Chicago (City of), IL, Series 2012, RB	5.00%	11/01/2042	200	207,592
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB(a)	5.00%	01/01/2022	215	215,848
Cook (County of), IL, Series 2012 C, Ref. GO Bonds	5.00%	11/15/2024	15	15,661
Cook (County of), IL, Series 2012 C, Ref. GO Bonds	5.00%	11/15/2029	70	73,091
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2022	100	104,583
Cook (County of), IL Forest Preserve District, Series 2012 C, GO Bonds	5.00%	12/15/2037	50	51,198
Illinois (State of), Series 2012, Ref. GO Bonds	5.00%	08/01/2024	20	20,613
Illinois (State of), Series 2012, Ref. GO Bonds	4.00%	08/01/2025	25	25,571
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2022 Municipal Bond ETF (BSMM)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2013, RB	5.00%	06/15/2022	$100	$102,545
Illinois (State of), Series 2016 C, Ref. RB	5.00%	06/15/2022	105	107,672
Illinois (State of), Series 2019 A, GO Bonds	5.00%	11/01/2022	75	78,196
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2022	100	101,193
Metropolitan Water Reclamation District of Greater Chicago, Series 2015 D, Ref. GO Bonds	5.00%	12/01/2022	80	83,843
Springfield (City of), IL, Series 2012, Ref. RB(a)(b)	5.00%	03/01/2022	170	172,044
				1,359,650
Indiana-0.55%
Indiana (State of) Finance Authority (University Health), Series 2016 A, Ref. RB	5.00%	12/01/2022	110	115,296
Indianapolis (City of), IN Department of Public Utilities, Series 2020 A, Ref. RB	5.00%	08/15/2022	200	206,740
				322,036
Louisiana-0.48%
Louisiana (State of), Series 2012 C, Ref. GO Bonds	5.00%	07/15/2022	175	180,259
Louisiana State Citizens Property Insurance Corp., Series 2015, Ref. RB, (INS - AGM)(d)	5.00%	06/01/2022	100	102,386
				282,645
Maryland-1.04%
Maryland (State of), Series 2014 B, GO Bonds(a)(b)	5.00%	08/01/2022	100	103,213
Maryland (State of) Department of Transportation, Series 2018, RB	5.00%	10/01/2022	315	327,686
Montgomery (County of), MD, Series 2014 A, GO Bonds	5.00%	11/01/2022	90	93,992
Montgomery (County of), MD, Series 2016 A, GO Bonds	5.00%	12/01/2022	80	83,868
				608,759
Massachusetts-3.22%
Massachusetts (Commonwealth of), Series 2005, Ref. RB, (INS - NATL)(d)	5.50%	01/01/2022	200	200,820
Massachusetts (Commonwealth of), Series 2013 A, RB(a)(b)	5.00%	06/15/2022	25	25,654
Massachusetts (Commonwealth of), Series 2014 C, GO Bonds	5.00%	07/01/2022	100	102,824
Massachusetts (Commonwealth of), Series 2014 C, GO Bonds(a)(b)	5.00%	07/01/2022	20	20,563
Massachusetts (Commonwealth of), Series 2016 H, GO Bonds	5.00%	12/01/2022	180	188,684
Massachusetts (Commonwealth of) (Green Bonds), Series 2014 E, GO Bonds	5.00%	09/01/2031	240	248,464
Massachusetts (State of) Bay Transportation Authority, Series 2020, RB	5.00%	07/01/2022	500	514,118
Massachusetts (State of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2022	200	205,600
Massachusetts (State of) School Building Authority, Series 2012 A, Ref. RB(a)(b)	5.00%	08/15/2022	5	5,167
Massachusetts (State of) School Building Authority, Series 2012 A, Ref. RB(a)(b)	5.00%	08/15/2022	70	72,386
Massachusetts (State of) School Building Authority, Series 2012 A, Ref. RB	5.00%	08/15/2024	245	253,185
Massachusetts Clean Water Trust (The), Series 2014, Ref. RB	5.00%	08/01/2022	40	41,291
				1,878,756
Michigan-2.13%
Detroit (City of), MI Water and Sewerage Department, Series 2012 A, Ref. RB(a)(b)	5.25%	07/01/2022	500	514,861
Michigan (State of) Finance Authority (Trinity Health Corp.), Series 2015 A, Ref. RB(a)(b)	5.00%	06/01/2022	210	215,063
Michigan (State of) Hospital Finance Authority (Trinity Health Credit Group), Series 2009 B, RB(a)(b)	5.00%	06/01/2022	500	511,984
				1,241,908
Minnesota-2.23%
Minnesota (State of), Series 2013 F, Ref. GO Bonds	5.00%	10/01/2022	1,000	1,040,357
Minnesota (State of), Series 2016 D, Ref. GO Bonds	5.00%	08/01/2022	250	258,032
				1,298,389
Missouri-0.28%
Springfield (City of), MO, Series 2015, Ref. RB	5.00%	08/01/2022	160	165,173
Nebraska-0.43%
Central Plains Energy Project (No. 3), Series 2012, RB(c)	5.00%	09/01/2042	240	248,353
Nevada-2.68%
Clark (County of), NV, Series 2012, Ref. GO Bonds	4.00%	06/01/2030	200	203,515
Clark County School District, Series 2017 A, Ref. GO Bonds	5.00%	06/15/2022	325	333,354
Las Vegas Valley Water District, Series 2012 B, GO Bonds	5.00%	06/01/2037	1,000	1,022,788
				1,559,657
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2022 Municipal Bond ETF (BSMM)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-3.22%
Essex (County of), NJ Improvement Authority, Series 2007, Ref. RB, (INS - AMBAC)(d)	5.25%	12/15/2022	$115	$121,057
New Jersey (State of) Economic Development Authority, Series 2015 XX, Ref. RB	5.00%	06/15/2022	220	225,558
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health), Series 2012 A, Ref. RB(a)(b)	5.00%	07/01/2022	100	102,782
New Jersey (State of) Transportation Trust Fund Authority, Series 2006 A, RB	5.25%	12/15/2022	135	141,893
New Jersey (State of) Transportation Trust Fund Authority, Series 2006 A, RB	5.50%	12/15/2022	200	210,729
New Jersey (State of) Transportation Trust Fund Authority, Series 2012 A, RB(a)	5.00%	06/15/2042	100	102,557
New Jersey (State of) Transportation Trust Fund Authority, Series 2012 AA, RB(a)	4.00%	06/15/2030	55	56,097
New Jersey (State of) Transportation Trust Fund Authority, Series 2012 AA, RB(a)	4.00%	06/15/2031	25	25,498
New Jersey (State of) Transportation Trust Fund Authority, Series 2012 AA, RB(a)	5.00%	06/15/2038	265	271,702
New Jersey (State of) Turnpike Authority, Series 2013 A, RB(a)(b)	5.00%	07/01/2022	100	102,827
New Jersey (State of) Turnpike Authority, Series 2013 A, RB(a)(b)	5.00%	07/01/2022	195	200,513
New Jersey (State of) Turnpike Authority, Series 2013 A, RB(a)(b)	5.00%	07/01/2022	210	215,937
North Hudson Sewerage Authority, Series 2012 A, COP(a)(b)	5.00%	06/01/2022	100	102,386
				1,879,536
New York-18.33%
Long Island (City of), NY Power Authority, Series 2012 A, RB(a)(b)	5.00%	09/01/2022	135	139,898
Long Island (City of), NY Power Authority, Series 2012 A, RB(a)(b)	5.00%	09/01/2022	105	108,784
Long Island (City of), NY Power Authority, Series 2012 A, RB	5.00%	09/01/2037	160	165,507
Metropolitan Transportation Authority, Series 2012 A, Ref. RB	5.00%	11/15/2027	200	208,835
Metropolitan Transportation Authority, Series 2012 A, Ref. RB	5.00%	11/15/2031	250	260,970
Metropolitan Transportation Authority, Series 2012 D, Ref. RB	5.00%	11/15/2025	200	208,726
Metropolitan Transportation Authority, Series 2012 E, RB	4.00%	11/15/2038	185	190,769
Metropolitan Transportation Authority, Series 2014 A-2, RB	5.00%	11/15/2022	25	26,114
Metropolitan Transportation Authority, Series 2015 A-1, RB	5.00%	11/15/2022	100	104,454
Nassau (County of), NY, Series 2016 A, Ref. GO Bonds	5.00%	01/01/2022	600	602,359
New York & New Jersey (States of) Port Authority, Series 2012, RB	4.00%	12/01/2026	500	518,217
New York (City of), NY, Series 2012 A-1, GO Bonds(a)(b)	5.00%	10/01/2022	100	104,019
New York (City of), NY, Series 2012 A-1, GO Bonds	4.00%	10/01/2029	25	25,767
New York (City of), NY, Series 2012 B, GO Bonds	5.00%	08/01/2024	25	25,791
New York (City of), NY, Series 2012 F, Ref. GO Bonds	5.00%	08/01/2027	100	100,809
New York (City of), NY, Series 2012 G-1, GO Bonds(a)(b)	5.00%	04/01/2022	300	304,829
New York (City of), NY, Series 2014 A, Ref. GO Bonds	5.00%	08/01/2022	100	103,220
New York (City of), NY, Series 2015 A, Ref. GO Bonds	5.00%	08/01/2022	100	103,226
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2022	20	20,965
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2022	100	103,226
New York (City of), NY Municipal Water Finance Authority, Series 2012 EE, RB	4.00%	06/15/2039	245	249,633
New York (City of), NY Transitional Finance Authority, Series 2020 A, RB	5.00%	11/01/2022	1,000	1,043,981
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	5.00%	11/01/2022	500	521,991
New York (City of), NY Transitional Finance Authority, Subseries 2012 C-1, RB	5.00%	11/01/2025	100	104,389
New York (City of), NY Transitional Finance Authority, Subseries 2012 F-1, RB	5.00%	05/01/2034	100	101,958
New York (State of) Dormitory Authority, Series 2005 A, RB, (INS - AMBAC)(d)	5.50%	05/15/2022	600	614,509
New York (State of) Dormitory Authority, Series 2012 D, RB	5.00%	02/15/2027	100	100,974
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2022	100	101,402
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2022	130	135,224
New York (State of) Dormitory Authority, Series 2020 A, RB, (INS - AGM)(d)	5.00%	10/01/2022	1,000	1,040,186
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	5.00%	09/15/2022	1,000	1,038,136
New York (State of) Power Authority, Series 2011 A, RB(a)	5.00%	11/15/2022	100	104,605
New York (State of) Thruway Authority, Series 2012 I, RB(a)(b)	5.00%	01/01/2022	800	803,162
New York State Environmental Facilities Corp., Series 2012 D, RB	5.00%	06/15/2024	200	205,196
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2022	100	104,454
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)	5.00%	10/15/2022	600	625,240
Triborough Bridge & Tunnel Authority, Series 2013 A, Ref. RB	5.00%	11/15/2022	250	261,383
Utility Debt Securitization Authority, Series 2016 B, Ref. RB	5.00%	12/15/2024	100	104,933
				10,687,841
North Carolina-1.05%
North Carolina (State of) (Garvee), Series 2017, Ref. RB	5.00%	03/01/2022	100	101,204
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2022 Municipal Bond ETF (BSMM)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-(continued)
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2007 C, Ref. RB(a)(b)	5.00%	04/01/2022	$400	$406,425
North Carolina Medical Care Commission (Novant Health), Series 2013, Ref. RB	4.00%	11/01/2046	100	102,855
				610,484
Ohio-3.36%
Allen (County of), OH (Catholic Health Partners), Series 2012 A, Ref. RB(a)(b)	5.00%	05/01/2022	100	102,009
Columbus (City of), OH, Series 2012 A, GO Bonds(a)(b)	5.00%	08/15/2022	110	113,741
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2022	100	101,613
Hamilton (County of), OH (Christ Hospital), Series 2012, RB(a)(b)	5.00%	06/01/2022	1,000	1,023,967
Ohio (State of), Series 2015 B, GO Bonds(a)(b)	5.00%	06/15/2022	65	66,690
Ohio (State of) (Garvee), Series 2012 1, RB(a)(b)	5.00%	06/15/2022	295	302,623
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group), Series 2012 A, RB(a)(b)	5.00%	01/01/2022	50	50,195
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group), Series 2012 A, RB(a)(b)	5.00%	01/01/2022	200	200,784
				1,961,622
Oklahoma-2.75%
Oklahoma (State of) Turnpike Authority, Second Series 2017 C, RB(a)(b)	5.00%	01/03/2022	95	95,394
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2022	1,500	1,505,910
				1,601,304
Oregon-0.70%
Hillsboro School District No. 1J, Series 2012, Ref. GO Bonds(a)(b)	4.00%	06/15/2022	200	204,152
Oregon (State of) Department of Transportation, Series 2012 A, Ref. RB(a)(b)	5.00%	11/15/2022	195	203,960
				408,112
Pennsylvania-3.89%
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2012, RB	3.25%	07/01/2032	200	202,665
Pennsylvania (Commonwealth of) , Second Series 2016, Ref. GO Bonds	5.00%	01/15/2022	90	90,524
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (La Salle University), Series 2012, RB	5.00%	05/01/2037	400	408,168
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2012 B, RB(a)(b)	5.00%	12/01/2022	105	110,044
Philadelphia (City of), PA, Series 2012, Ref. RB(a)(b)	5.00%	11/01/2022	400	417,441
Pittsburgh (City of), PA, Series 2012 B, GO Bonds(a)(b)	5.00%	09/01/2022	1,000	1,036,115
				2,264,957
Rhode Island-0.76%
Rhode Island Health and Educational Building Corp. (Brown University), Series 2012, RB	5.00%	09/01/2022	425	440,382
Tennessee-0.97%
Nashville & Davidson (Counties of), TN Metropolitan Government, Series 2017, GO Bonds	5.00%	07/01/2022	400	411,366
Nashville & Davidson (Counties of), TN Metropolitan Government, Series 2021 A, Ref. GO Bonds	5.00%	07/01/2022	50	51,421
Wilson (County of), TN, Series 2012, Ref. GO Bonds	5.00%	04/01/2022	100	101,616
				564,403
Texas-7.87%
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2013 B, RB	5.00%	11/01/2044	200	208,156
Dallas (City of), TX, Series 2012 A, Ref. RB(a)(b)	5.00%	10/01/2022	200	208,020
Dallas (City of), TX, Series 2017, Ref. GO Bonds	5.00%	02/15/2022	100	100,986
Dallas (City of), TX Independent School District, Series 2012, Ref. GO Bonds(a)(b)	4.00%	08/15/2022	500	513,601
Fort Worth Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2022	320	323,157
Harris (County of), TX, Series 2012 A, Ref. GO Bonds	5.00%	10/01/2024	360	374,405
Houston (City of), TX, Series 2012 D, Ref. RB(a)(b)	4.00%	11/15/2022	170	176,162
Houston (City of), TX, Series 2012 D, Ref. RB(a)(b)	4.00%	11/15/2022	130	134,712
Lower Colorado River Authority, Series 2012 A, Ref. RB(a)	5.00%	05/15/2039	500	510,758
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2020, Ref. RB	5.00%	05/15/2022	200	204,384
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2022	200	204,384
North Central Texas Health Facility Development Corp. (Childrens Medical Center Dallas), Series 2012, RB(a)(b)	5.00%	08/15/2022	100	103,386
North Texas Tollway Authority, Series 2012 B, Ref. RB(a)(b)	5.00%	01/01/2022	100	100,390
San Antonio (City of), TX, Series 2016, Ref. GO Bonds	5.00%	02/01/2022	100	100,799
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2022 Municipal Bond ETF (BSMM)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
San Antonio Public Facilities Corp., Series 2012, Ref. RB	4.00%	09/15/2042	$500	$511,137
Texas (State of), Series 2011, Ref. GO Bonds(a)(b)	5.00%	12/20/2021	100	100,241
Texas (State of), Series 2014 A, Ref. GO Bonds	5.00%	10/01/2022	100	104,019
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2012 A, Ref. RB(a)(b)	5.00%	08/15/2022	250	258,556
Texas Municipal Gas Acquisition & Supply Corp. III, Series 2021, Ref. RB	5.00%	12/15/2022	100	104,687
University of Texas Pernanent Fund (Permanent University Fund Boards), Series 2007 B, Ref. RB	5.25%	07/01/2022	240	247,125
				4,589,065
Utah-0.18%
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2022	100	102,818
Virginia-2.92%
Fairfax (County of), VA Economic Development Authority (Public Uses Complex), Series 2014, Ref. RB	5.00%	05/15/2022	200	204,412
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2012, RB	5.00%	05/15/2040	100	102,099
Hampton Roads Transportation Accountability Commission, Series 2019 A, RB	5.00%	07/01/2022	500	514,059
University of Virginia, Series 2013, RB(a)(b)	5.00%	12/01/2022	500	524,020
Virginia (State of) College Building Authority, Series 2015 D, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	02/01/2022	355	357,843
				1,702,433
Washington-4.67%
Central Puget Sound Regional Transit Authority, Series 2012 P-1, Ref. RB(a)(b)	5.00%	02/01/2022	150	151,196
Energy Northwest (No. 1), Series 2017 A, Ref. RB	5.00%	07/01/2026	160	164,394
Seattle (Port of), WA, Series 2012 A, Ref. RB	5.00%	08/01/2031	1,000	1,030,966
Washington (State of), Series 2012 C, Ref. GO Bonds	5.00%	07/01/2024	320	328,959
Washington (State of), Series 2012 R, Ref. GO Bonds	5.00%	07/01/2022	200	205,635
Washington (State of), Series 2012, Ref. GO Bonds	3.00%	07/01/2028	40	40,632
Washington (State of) (Senior 520 Corridor Program), Series 2012 F, RB	5.00%	09/01/2022	150	155,348
Washington (State of) (Senior 520 Corridor Program), Series 2012 F, RB	5.00%	09/01/2024	500	517,634
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB	4.00%	10/01/2034	125	128,812
				2,723,576
Wisconsin-0.35%
Wisconsin (State of), Series 2013 1, Ref. GO Bonds	5.00%	05/01/2022	100	102,022
Wisconsin (State of) Department of Transportation, Series 2012 1, RB	5.00%	07/01/2022	100	102,835
				204,857
TOTAL INVESTMENTS IN SECURITIES(e)-98.29% (Cost $57,216,327)				57,300,504
OTHER ASSETS LESS LIABILITIES-1.71%				995,569
NET ASSETS-100.00%				$58,296,073

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2022 Municipal Bond ETF (BSMM)—(continued)
November 30, 2021
(Unaudited)
Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Security subject to crossover refunding.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp	5.7%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2023 Municipal Bond ETF (BSMN)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.59%
Alabama-0.83%
Jefferson (County of), AL, Series 2013 A, Revenue Wts., (INS - AGM)(a)	5.50%	10/01/2053	$185	$204,800
Jefferson (County of), AL, Series 2018 A, Ref. GO Wts.	5.00%	04/01/2023	85	90,302
				295,102
Alaska-0.07%
Alaska (State of), Series 2013 B, GO Bonds	5.00%	08/01/2024	25	26,372
Arizona-0.82%
Arizona (State of) Water Infrastructure Finance Authority (Water Quality), Series 2012 A, Ref. RB(b)(c)	5.00%	10/01/2022	30	31,203
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2023	120	126,181
Maricopa (County of), AZ Special Health Care District, Series 2018 C, GO Bonds	5.00%	07/01/2023	100	107,449
Pima (County of), AZ, Series 2016, Ref. RB	5.00%	07/01/2023	25	26,875
				291,708
Arkansas-0.12%
Russellville (City of), AR, Series 2015, Ref. RB(b)(c)	4.00%	07/01/2023	40	42,317
California-17.65%
Alameda (County of), CA Joint Powers Authority, Series 2013 A, RB	5.25%	12/01/2025	65	71,301
Anaheim (City of), CA Housing & Public Improvements Authority, Series 2017 B, Ref. RB	5.00%	10/01/2027	95	100,729
Bay Area Toll Authority, Series 2017 A, Ref. RB	5.00%	04/01/2023	35	37,207
California (State of), Series 2003, GO Bonds	5.25%	02/01/2023	30	31,767
California (State of), Series 2013, Ref. GO Bonds	3.00%	02/01/2025	100	102,993
California (State of), Series 2013, Ref. GO Bonds	5.00%	11/01/2027	90	98,164
California (State of), Series 2013, Ref. GO Bonds	5.00%	09/01/2031	100	108,001
California (State of), Series 2013, Ref. GO Bonds	5.00%	02/01/2032	100	105,320
California (State of), Series 2014, GO Bonds	4.00%	05/01/2023	155	163,273
California (State of), Series 2014, Ref. GO Bonds	5.00%	10/01/2023	80	86,892
California (State of), Series 2014, Ref. GO Bonds	5.00%	12/01/2025	100	109,469
California (State of), Series 2014, Ref. GO Bonds	5.00%	12/01/2027	150	164,172
California (State of), Series 2014, Ref. GO Bonds	5.00%	12/01/2030	50	54,608
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2023	100	107,862
California (State of), Series 2016, GO Bonds	5.00%	09/01/2023	105	113,651
California (State of), Series 2018, Ref. GO Bonds	5.00%	10/01/2029	135	143,477
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2023	110	119,889
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2023	500	547,135
California (State of) Educational Facilities Authority (Occidental College), Series 2013 A, RB(b)(c)	5.00%	10/01/2023	35	37,997
California (State of) Health Facilities Financing Authority (Cedars Sinai Medical Center), Series 2015, Ref. RB	5.00%	11/15/2023	135	147,539
California (State of) Health Facilities Financing Authority (St. Joseph Health System), Series 2013 A, RB	5.00%	07/01/2026	50	53,716
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2015 A, Ref. RB	5.00%	11/01/2041	50	54,344
California (State of) Infrastructure & Economic Development Bank (Segerstrom Center Arts), Series 2016 B, Ref. RB	5.00%	07/01/2023	45	48,204
California (State of) Public Works Board, Series 2013 I, RB	5.25%	11/01/2027	65	70,826
California (State of) Public Works Board (University of California - Davidson Library), Series 2013 C, RB(b)(c)	5.00%	03/01/2023	100	106,014
California (State of) Public Works Board (Various State Universities), Series 2013 H, RB(b)(c)	5.00%	09/01/2023	100	108,331
California State University, Series 2013 A, RB(b)(c)	5.00%	11/01/2023	60	65,455
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2023	105	114,503
Desert Community College District (Riverside & Imperial), Series 2018, GO Bonds(b)(c)	5.00%	08/01/2023	100	107,949
East Side Union High School District (Election of 2016), Series 2021 C, GO Bonds	3.00%	08/01/2023	275	287,494
Grossmont-Cuyamaca Community College District, Series 2018, Ref. GO Bonds	5.00%	08/01/2023	125	134,914
Los Angeles (City of), CA Department of Water & Power, Series 2013 A, RB	5.00%	07/01/2027	30	31,539
Los Angeles (City of), CA Department of Water & Power, Series 2013 B, RB	5.00%	07/01/2029	565	606,527
Los Angeles Community College District (Election of 2008), Series 2013 F, GO Bonds(b)(c)	4.00%	08/01/2023	50	53,144
Los Angeles Unified School District, Series 2014 B, Ref. GO Bonds	5.00%	07/01/2023	100	107,532
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2023	185	198,934
Los Angeles Unified School District (Election of 2008), Series 2016 A, GO Bonds	4.00%	07/01/2023	125	132,444
Municipal Improvement Corp. of Los Angeles, Series 2016 B, Ref. RB	5.00%	11/01/2023	30	32,715
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Bernardino Community College District, Series 2013 A, Ref. GO Bonds(b)(c)	4.00%	08/01/2023	$100	$106,313
San Diego (City of), CA Association of Governments (Mid Coast Corridor; Green Bonds), Series 2019, RB	5.00%	11/15/2023	100	104,517
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2023	30	32,369
San Diego (County of), CA Water Authority, Series 2015 A, Ref. RB	5.00%	05/01/2023	100	106,793
San Diego Community College District (Election of 2006), Series 2013, GO Bonds(b)(c)	5.00%	08/01/2023	80	86,359
San Diego Unified School District, Series 2004 D-1, Ref. GO Bonds, (INS - NATL)(a)	5.50%	07/01/2023	165	178,701
San Diego Unified School District, Series 2014 R-3, Ref. GO Bonds	5.00%	07/01/2023	100	107,515
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 D, Ref. RB	5.00%	05/01/2023	45	48,023
San Francisco (City of), CA Public Utilities Commission, Series 2015, Ref. RB	5.00%	11/01/2023	45	49,046
San Francisco Community College District, Series 2015, Ref. GO Bonds	5.00%	06/15/2023	100	107,199
San Jose (City of), CA Financing Authority (Civic Center), Series 2013 A, Ref. RB(b)(c)	5.00%	06/01/2023	100	107,101
Tuolumne Wind Project Authority, Series 2016 A, Ref. RB	5.00%	01/01/2023	110	115,752
University of California, Series 2013 AF, RB	5.00%	05/15/2025	90	96,126
University of California, Series 2013 AF, RB	5.00%	05/15/2026	80	85,445
University of California, Series 2013 AI, RB	5.00%	05/15/2038	25	26,618
University of California, Series 2015 I, Ref. RB	5.00%	05/15/2023	175	187,177
				6,311,085
Colorado-1.43%
Adams 12 Five Star Schools, Series 2012, Ref. GO Bonds	4.00%	12/15/2023	185	192,139
Board of Governors of Colorado State University System, Series 2013 E, RB(b)(c)	5.00%	03/01/2023	35	37,091
Colorado (State of) Health Facilities Authority (Catholic Health Initiatives), Series 2013 A, RB(b)(c)	5.25%	01/01/2023	85	89,558
Colorado (State of) Health Facilities Authority (Catholic Health Initiatives), Series 2013 A, RB(b)(c)	5.25%	01/01/2023	95	100,086
Denver (City & County of), CO, Series 2013 B, RB	5.25%	11/15/2032	5	5,455
Regional Transportation District, Series 2013 A, Ref. COP	5.00%	06/01/2025	35	37,316
University of Colorado, Series 2012 A-1, Ref. RB(b)(c)	5.00%	06/01/2022	50	51,206
				512,851
Connecticut-1.40%
Connecticut (State of), Series 2012 A, RB	5.00%	01/01/2027	25	26,279
Connecticut (State of), Series 2012 C, Ref. GO Bonds	5.00%	06/01/2023	150	153,534
Connecticut (State of), Series 2013 A, GO Bonds	5.00%	10/15/2027	100	108,443
Connecticut (State of), Series 2014 A, RB	5.00%	09/01/2023	20	21,641
Connecticut (State of), Series 2014 E, GO Bonds	5.00%	09/01/2023	25	27,051
Connecticut (State of), Series 2016 A, GO Bonds	5.00%	03/15/2023	10	10,612
Connecticut (State of), Series 2018 F, Ref. GO Bonds	5.00%	09/15/2023	25	27,094
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2023	95	100,076
Connecticut (State of) Municipal Electric Energy Cooperative, Series 2013 A, RB	5.00%	01/01/2038	25	26,159
				500,889
District of Columbia-0.83%
District of Columbia, Series 2013 A, GO Bonds	5.00%	06/01/2026	50	53,480
District of Columbia, Series 2013 A, GO Bonds	5.00%	06/01/2027	105	112,309
District of Columbia, Series 2013 A, GO Bonds	5.00%	06/01/2028	20	21,392
District of Columbia Water & Sewer Authority, Series 2013 A, RB(b)(c)	5.00%	10/01/2023	100	108,697
				295,878
Florida-2.61%
Florida (State of), Series 2019 A, Ref. GO Bonds	5.00%	07/01/2023	195	209,622
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2023	500	543,367
Miami (City of) & Dade (County of), FL School Board, Series 2013 A, COP(b)(c)	5.00%	05/01/2023	100	106,601
Miami-Dade (County of), FL, Series 2013 B, Ref. RB(b)(c)	4.13%	10/01/2023	45	48,176
Reedy Creek Improvement District, Series 2013 A, GO Bonds(b)(c)	5.25%	06/01/2023	25	26,876
				934,642
Georgia-1.65%
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2023	65	70,870
Clayton (County of), GA Water Authority, Series 2012, Ref. RB	5.00%	05/01/2023	25	25,492
Forsyth (County of), GA, Series 2019, GO Bonds	5.00%	09/01/2023	35	37,909
Forsyth County School District, Series 2013, Ref. GO Bonds	5.00%	02/01/2023	20	21,125
Georgia (State of), Series 2012 C, Ref. GO Bonds	5.00%	09/01/2023	120	124,262
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Georgia (State of), Series 2013 C, Ref. GO Bonds	4.00%	10/01/2023	$85	$87,644
Georgia (State of), Series 2013 D, GO Bonds	5.00%	02/01/2026	90	94,875
Georgia (State of), Series 2019 A, GO Bonds	5.00%	07/01/2023	50	53,783
Gwinnett (County of), GA Development Authority (Public Schools), Series 2006, COP, (INS - NATL)(a)	5.25%	01/01/2023	50	52,738
Gwinnett County School District, Series 2010, Ref. GO Bonds	5.00%	02/01/2023	20	21,122
				589,820
Guam-0.33%
Guam (Government of) Waterworks Authority, Series 2013, RB(b)(c)	5.50%	07/01/2023	110	118,787
Hawaii-1.21%
Hawaii (State of), Series 2016, Ref. GO Bonds	5.00%	10/01/2023	400	434,308
Illinois-4.58%
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB	5.00%	01/01/2023	45	47,293
Chicago (City of), IL Midway International Airport, Series 2013 B, Ref. RB	5.00%	01/01/2025	35	36,744
Chicago O’Hare International Airport, Series 2013 B, Ref. RB	5.00%	01/01/2025	40	42,025
Chicago O’Hare International Airport, Series 2013 B, Ref. RB	5.25%	01/01/2029	75	78,923
Chicago O’Hare International Airport, Series 2013 D, RB	5.00%	01/01/2044	35	36,666
Chicago O’Hare International Airport, Series 2016 C, Ref. RB	5.00%	01/01/2023	90	94,585
Illinois (State of), Series 2013, GO Bonds	5.25%	07/01/2028	250	268,836
Illinois (State of), Series 2013, GO Bonds	5.25%	07/01/2029	100	107,518
Illinois (State of), Series 2013, RB	5.00%	06/15/2025	145	154,786
Illinois (State of), Series 2014, GO Bonds	5.00%	05/01/2023	80	85,148
Illinois (State of), Series 2016, GO Bonds	5.00%	06/01/2023	30	32,039
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2023	175	189,981
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2016, RB	4.00%	01/01/2023	110	114,553
Illinois (State of) Finance Authority (State Clean Water), Series 2017, RB	5.00%	07/01/2023	10	10,755
Illinois (State of) Finance Authority (The University of Chicago), Series 2014 A, Ref. RB	5.00%	10/01/2023	125	135,721
Illinois (State of) Toll Highway Authority, Series 2013 A, RB	5.00%	01/01/2029	25	26,271
Illinois (State of) Toll Highway Authority, Series 2013 A, RB	5.00%	01/01/2038	15	15,734
McLean & Woodford Counties Community Unit School District No. 5, Series 2017 A, Ref. GO Bonds	4.00%	12/01/2023	55	58,976
Metropolitan Water Reclamation District of Greater Chicago, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2023	50	54,671
Springfield (City of), IL, Series 2015, Ref. RB	5.00%	03/01/2023	45	47,473
				1,638,698
Indiana-1.74%
Indiana (State of) Finance Authority (University Health), Series 2019, Ref. RB	5.00%	12/01/2023	150	163,951
Lake Central Multi-District School Building Corp., Series 2012 B, RB(b)(c)	5.00%	01/15/2023	35	36,884
St. Joseph (County of), IN Hospital Authority (Beacon Health System Obligated Group), Series 2013 C, Ref. RB	4.00%	08/15/2044	400	421,564
				622,399
Iowa-0.42%
Iowa (State of), Series 2016 A, Ref. RB	5.00%	06/01/2023	30	32,121
Iowa (State of) Finance Authority (Green Bonds), Series 2015, Ref. RB	5.00%	08/01/2023	110	118,725
				150,846
Kansas-0.21%
Kansas (State of) Development Finance Authority, Series 2015 A, Ref. RB	5.00%	05/01/2025	40	42,628
Kansas (State of) Development Finance Authority, Series 2015 A, Ref. RB	5.00%	05/01/2026	30	31,967
				74,595
Kentucky-0.84%
Kentucky (State of) Asset Liability Commission, Series 2013 A, RB	5.25%	09/01/2023	40	43,382
Kentucky (State of) Asset Liability Commission, Series 2014 A, Ref. RB	5.00%	09/01/2023	40	43,208
Kentucky (State of) Property & Building Commission (No. 108), Series 2015 B, Ref. RB	5.00%	08/01/2023	130	140,061
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2013 A, RB	4.00%	05/15/2035	55	57,797
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2013 C, RB(b)(c)	4.50%	05/15/2023	15	15,931
				300,379
Louisiana-1.23%
Louisiana (State of), Series 2012 A, GO Bonds(b)(c)	5.00%	08/01/2022	80	82,570
Louisiana (State of), Series 2012 A-1, Ref. RB	5.00%	05/01/2023	40	40,781
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-(continued)
Louisiana (State of), Series 2013 A, GO Bonds(b)(c)	4.00%	05/15/2023	$25	$26,371
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority, Series 2013 A, RB(b)(c)	5.00%	02/01/2023	100	105,586
Louisiana (State of) University & Agricultural & Mechanical College, Series 2013, RB(b)(c)	5.00%	07/01/2023	5	5,373
Terrebonne Levee & Conservation District, Series 2013, RB(b)(c)	5.00%	07/01/2023	165	177,291
				437,972
Maryland-3.10%
Maryland (State of), Series 2015 B, Ref. GO Bonds	4.00%	08/01/2023	500	531,184
Maryland (State of) Department of Transportation, Series 2015, RB	5.00%	02/15/2023	100	105,780
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	05/01/2023	150	160,144
Maryland (State of) Department of Transportation (Third Issue), Series 2015, RB	5.00%	12/15/2023	140	153,474
Montgomery (County of), MD, Series 2019 A, GO Bonds	5.00%	11/01/2023	145	158,095
				1,108,677
Massachusetts-3.31%
Massachusetts (Commonwealth of), Series 2013 A, RB	5.00%	06/15/2023	30	30,770
Massachusetts (Commonwealth of), Series 2015 A, GO Bonds	5.00%	05/01/2023	300	320,333
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2023	130	139,813
Massachusetts (Commonwealth of), Series 2018 C, GO Bonds	5.00%	05/01/2029	50	53,315
Massachusetts (Commonwealth of), Series 2018 C, GO Bonds	5.00%	05/01/2032	100	106,557
Massachusetts (Commonwealth of), Series 2019 A, Ref. GO Bonds	5.00%	07/01/2023	25	26,887
Massachusetts (State of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2023	85	91,374
Massachusetts (State of) Clean Water Trust (The), Series 2014, Ref. RB	5.00%	08/01/2023	35	37,776
Massachusetts (State of) Development Finance Agency (Olin College), Series 2013 E, RB	5.00%	11/01/2038	200	216,812
Massachusetts (State of) School Building Authority, Series 2012 A, Ref. RB	5.00%	08/15/2023	100	103,387
Massachusetts (State of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2023	55	57,864
				1,184,888
Michigan-1.33%
Livonia Public Schools, Series 2013 I, GO Bonds(b)(c)	5.00%	05/01/2023	105	112,086
Michigan (State of) (Garvee), Series 2016, Ref. RB	5.00%	03/15/2023	175	185,444
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2023	100	106,571
Michigan (State of) Finance Authority, Series 2016 C-3, Ref. RB	5.00%	04/01/2023	40	42,467
Western Michigan University, Series 2013, Ref. RB(b)(c)	5.25%	11/15/2023	25	27,425
				473,993
Minnesota-0.60%
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 B, Ref. RB	5.00%	01/01/2023	10	10,521
Minnesota (State of), Series 2013, Ref. GO Bonds	5.00%	10/01/2023	40	43,469
Minnesota (State of), Series 2014 A, GO Bonds	5.00%	08/01/2023	100	107,914
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2023	50	53,957
				215,861
Missouri-0.47%
Jackson (County of), MO (Truman Sports Complex), Series 2014, Ref. RB	5.00%	12/01/2023	35	37,751
Metropolitan St. Louis Sewer District, Series 2013 B, RB(b)(c)	5.00%	05/01/2023	25	26,687
Missouri (State of) Board of Public Buildings, Series 2020 B, Ref. RB	5.00%	10/01/2023	20	21,731
Springfield (City of), MO, Series 2015, Ref. RB	5.00%	08/01/2023	75	80,962
				167,131
Nebraska-0.07%
Omaha (City of), NE Public Power District, Series 2016 A, Ref. RB	5.00%	02/01/2023	25	26,381
Nevada-0.72%
Clark County School District, Series 2016 A, Ref. GO Bonds	5.00%	06/15/2023	50	53,591
Clark County School District, Series 2016 B, Ref. GO Bonds	5.00%	06/15/2023	60	64,310
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2023	75	80,338
Las Vegas Valley Water District, Series 2019 B, Ref. GO Bonds	5.00%	06/01/2023	30	32,135
Nevada (State of), Series 2015 D, Ref. GO Bonds	5.00%	04/01/2023	25	26,580
				256,954
New Jersey-5.14%
Essex (County of), NJ Improvement Authority, Series 2017, Ref. RB	2.00%	12/15/2023	35	36,230
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of), Series 2013, GO Bonds(b)(c)	4.00%	06/01/2023	$265	$279,533
New Jersey (State of) Economic Development Authority, Series 2013 NN, Ref. RB	5.00%	03/01/2023	100	105,716
New Jersey (State of) Economic Development Authority, Series 2013 NN, Ref. RB	5.00%	03/01/2029	70	73,913
New Jersey (State of) Economic Development Authority, Series 2013 NN, Ref. RB	5.00%	03/01/2030	260	274,452
New Jersey (State of) Economic Development Authority (Rutgers University), Series 2013, RB(b)(c)	5.00%	06/15/2023	150	160,856
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2016 B, Ref. RB	5.00%	07/01/2023	180	193,587
New Jersey (State of) Transportation Trust Fund Authority, Series 2005 B, RB, (INS - AMBAC)(a)	5.25%	12/15/2023	55	60,383
New Jersey (State of) Transportation Trust Fund Authority, Series 2006 A, RB	5.50%	12/15/2023	150	165,440
New Jersey (State of) Transportation Trust Fund Authority, Series 2013 AA, RB	5.00%	06/15/2029	100	106,845
Rutgers The State University of New Jersey, Series 2013 J, Ref. RB(b)(c)	4.00%	05/01/2023	50	52,669
Rutgers The State University of New Jersey, Series 2013 J, Ref. RB(b)(c)	5.00%	05/01/2023	150	160,122
Rutgers The State University of New Jersey, Series 2013 J, Ref. RB(b)(c)	5.00%	05/01/2023	30	32,024
Rutgers The State University of New Jersey, Series 2013 L, Ref. RB(b)(c)	5.00%	05/01/2023	30	32,024
Rutgers The State University of New Jersey, Series 2018 N, RB	4.00%	05/01/2023	100	105,191
				1,838,985
New Mexico-0.39%
Albuquerque (City of) & Bernalillo (County of), NM Water Utility Authority, Series 2015, Ref. RB	5.00%	07/01/2023	25	26,879
New Mexico (State of), Series 2015 A, RB	5.00%	07/01/2023	55	59,124
New Mexico (State of), Series 2016 B, Ref. RB	4.00%	07/01/2023	50	52,961
				138,964
New York-19.58%
Battery Park (City of), NY Authority, Series 2013 A, RB	5.00%	11/01/2025	400	436,204
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2013 A, RB	5.00%	05/01/2027	60	63,881
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2023	25	26,417
Metropolitan Transportation Authority, Series 2012 A, Ref. RB	5.00%	11/15/2023	200	209,063
Metropolitan Transportation Authority, Series 2013 E, RB(b)(c)	5.00%	11/15/2023	150	163,907
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2023	100	108,886
Nassau (County of), NY, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2023	40	43,400
New York & New Jersey (States of) Port Authority, Series 2013 179, RB	5.00%	12/01/2025	145	158,516
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	05/01/2023	50	53,330
New York (City of), NY, Series 2012 I, GO Bonds	5.00%	08/01/2023	100	103,147
New York (City of), NY, Series 2015 A, Ref. GO Bonds	5.00%	08/01/2023	225	242,806
New York (City of), NY, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2023	50	53,957
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2023	445	480,217
New York (City of), NY, Series 2017 A, Ref. GO Bonds	4.00%	08/01/2023	70	74,378
New York (City of), NY Municipal Water Finance Authority, Series 2017 CC-2, Ref. RB	5.00%	06/15/2025	200	218,948
New York (City of), NY Municipal Water Finance Authority, Series 2018 AA, Ref. RB(b)	5.00%	06/15/2023	125	134,167
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-2, RB	5.00%	06/15/2025	100	109,474
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD, RB	5.00%	06/15/2025	100	109,474
New York (City of), NY Transitional Finance Authority, Series 2012 E-1, RB	5.00%	02/01/2023	200	201,699
New York (City of), NY Transitional Finance Authority, Series 2013 A-1, RB	4.25%	11/01/2033	75	80,539
New York (City of), NY Transitional Finance Authority, Series 2013 F-1, RB	5.00%	02/01/2026	200	210,930
New York (City of), NY Transitional Finance Authority, Series 2014 B1, RB	5.00%	11/01/2023	150	163,516
New York (City of), NY Transitional Finance Authority, Series 2015 C, Ref. RB	5.00%	11/01/2023	275	299,779
New York (City of), NY Transitional Finance Authority, Series 2018 A1, RB	5.00%	08/01/2023	105	113,273
New York (City of), NY Transitional Finance Authority, Series 2018 A-1, RB	5.00%	08/01/2023	200	215,758
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, Ref. RB	5.00%	07/15/2023	100	107,676
New York (State of) Dormitory Authority, Series 2012 D, RB	5.00%	02/15/2023	100	100,977
New York (State of) Dormitory Authority, Series 2012, RB	5.00%	05/15/2023	100	102,171
New York (State of) Dormitory Authority, Series 2013 A, RB(b)(c)	5.00%	02/15/2023	250	264,463
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2023	200	212,365
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB(b)	5.00%	03/15/2023	35	37,161
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	03/15/2023	65	69,019
New York (State of) Dormitory Authority, Series 2015 B, Ref. RB	5.00%	07/01/2023	125	134,311
New York (State of) Dormitory Authority, Series 2015 E, Ref. RB(b)	5.00%	03/15/2023	130	138,027
New York (State of) Dormitory Authority, Series 2016 A, Ref. RB	4.00%	10/01/2023	25	26,489
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2023	55	58,400
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	07/01/2023	45	48,352
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2023	$60	$65,146
New York State Environmental Facilities Corp. (NYC Municipal Water Fund), Series 2013 A, RB	5.00%	06/15/2026	50	53,631
New York State Urban Development Corp., Series 2013 A-1, RB	5.00%	03/15/2026	25	26,526
New York State Urban Development Corp., Series 2013 A-1, RB	5.00%	03/15/2029	45	47,722
New York State Urban Development Corp., Series 2013 C, RB	5.00%	03/15/2026	200	212,204
New York State Urban Development Corp., Series 2013 C, RB	5.00%	03/15/2029	50	53,024
New York State Urban Development Corp., Series 2013 C, RB	5.00%	03/15/2031	40	42,371
New York State Urban Development Corp., Series 2013 E, RB	5.00%	03/15/2031	200	211,990
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(b)	4.00%	10/15/2023	125	133,742
Suffolk (County of), NY Water Authority, Series 2013, Ref. RB	3.00%	06/01/2028	10	10,329
Triborough Bridge & Tunnel Authority, Series 2013 A, Ref. RB	5.00%	11/15/2023	105	112,084
Triborough Bridge & Tunnel Authority, Series 2013 A, Ref. RB	5.00%	11/15/2025	170	181,365
Trust for Cultural Resources of The City of New York (The), Series 2016, Ref. RB(b)	4.00%	02/01/2023	60	62,662
Trust for Cultural Resources of The City of New York (The), Series 2016, Ref. RB	4.00%	02/01/2023	130	135,564
Utility Debt Securitization Authority, Series 2013 TE, RB	5.00%	12/15/2027	105	114,857
Utility Debt Securitization Authority, Series 2013 TE, RB	5.00%	12/15/2029	50	54,673
Utility Debt Securitization Authority, Series 2013, RB	5.00%	12/15/2028	100	109,366
				7,002,333
North Carolina-0.96%
Mecklenburg County Public Facilities Corp., Series 2017, Ref. RB	5.00%	02/01/2023	15	15,841
North Carolina (State of), Series 2014 C, Ref. RB	5.00%	05/01/2023	25	26,680
North Carolina (State of), Series 2016 A, Ref. GO Bonds	5.00%	06/01/2023	100	107,101
North Carolina (State of) (Garvee), Series 2017, Ref. RB	5.00%	03/01/2023	90	95,354
North Carolina State University at Raleigh, Series 2013 A, RB(b)(c)	5.00%	10/01/2023	90	97,789
				342,765
Ohio-3.04%
Cincinnati City School District, Series 2006, Ref. GO Bonds, (INS - NATL)(a)	5.25%	12/01/2023	10	10,980
Cleveland (City of), OH, Series 2015, RB(b)(c)	5.00%	10/01/2023	15	16,298
Columbus (City of), OH, Series 2013 1, Ref. GO Bonds(b)(c)	5.00%	07/01/2023	20	21,503
Columbus (City of), OH, Series 2013 1, Ref. GO Bonds(b)(c)	5.00%	07/01/2023	25	26,879
Columbus (City of), OH, Series 2017-1, Ref. GO Bonds	4.00%	04/01/2023	125	131,310
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2023	10	10,943
Northeast Ohio Regional Sewer District, Series 2013, RB(b)(c)	5.00%	05/15/2023	50	53,467
Ohio (State of), Series 2012 C, Ref. GO Bonds	5.00%	08/01/2023	10	10,788
Ohio (State of), Series 2015 A, Ref. GO Bonds	5.00%	09/01/2023	25	27,064
Ohio (State of), Series 2016 A, Ref. GO Bonds	5.00%	09/01/2023	185	200,277
Ohio (State of), Series 2016-1, RB	5.00%	12/15/2023	50	54,780
Ohio (State of), Series 2020 B, Ref. GO Bonds	5.00%	09/15/2023	100	108,433
Ohio (State of) (Garvee), Series 2018-1, RB	5.00%	12/15/2023	115	125,994
Ohio (State of) Higher Educational Facility Commission (Case Western Reserve University), Series 2016, Ref. RB	5.00%	12/01/2023	100	109,343
Ohio (State of) Turnpike & Infrastructure Commission, Series 2017 A, Ref. RB	5.00%	02/15/2023	150	158,669
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2016, RB	5.00%	12/01/2023	20	21,864
				1,088,592
Oklahoma-0.44%
Cleveland (County of), OK Educational Facilities Authority (Moore Public Schools), Series 2016, RB	5.00%	06/01/2023	40	42,828
Oklahoma (State of) Municipal Power Authority, Series 2019 A, Ref. RB	5.00%	01/01/2023	40	42,060
Oklahoma (State of) Turnpike Authority, Series 2017 D, Ref. RB	4.00%	01/01/2023	45	46,858
Oklahoma County Independent School District No. 89 Oklahoma City, Series 2020 A, GO Bonds	2.50%	07/01/2023	25	25,881
				157,627
Oregon-0.14%
Oregon (State of) Department of Transportation, Series 2013 A, RB(b)(c)	5.00%	11/15/2023	25	27,303
Oregon (State of) Department of Transportation, Series 2017 A, RB	5.00%	11/15/2023	20	21,837
				49,140
Pennsylvania-2.85%
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2013 A, Ref. RB(b)(c)	5.00%	11/01/2023	60	65,418
Pennsylvania (Commonwealth of), First Series 2013, GO Bonds(b)(c)	5.00%	04/01/2023	125	132,953
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of), First Series 2013, GO Bonds(b)(c)	5.00%	04/01/2023	$65	$69,136
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2023	100	106,169
Pennsylvania (Commonwealth of), Second Series 2013, GO Bonds	5.00%	10/15/2023	30	32,643
Pennsylvania (Commonwealth of), Series 2015, Ref. GO Bonds	5.00%	08/15/2023	150	162,137
Pennsylvania (Commonwealth of), Series 2016, Ref. GO Bonds	5.00%	01/15/2023	100	105,331
Pennsylvania (Commonwealth of), Series 2016, Ref. GO Bonds	5.00%	09/15/2023	235	254,907
Pennsylvania (Commonwealth of), Series 2017, Ref. GO Bonds	5.00%	01/01/2023	25	26,302
Westmoreland (County of), PA Municipal Authority, Series 2013, RB(b)(c)	5.00%	08/15/2023	10	10,802
Westmoreland (County of), PA Municipal Authority, Series 2013, RB(b)(c)	5.00%	08/15/2023	50	54,008
				1,019,806
South Carolina-1.70%
Charleston County School District, Series 2011 A, Ref. GO Bonds	5.00%	02/01/2023	125	132,013
Charleston Educational Excellence Finance Corp., Series 2013, Ref. RB	4.00%	12/01/2028	25	26,753
Horry County School District, Series 2016, GO Bonds	5.00%	03/01/2023	70	74,192
South Carolina (State of) Public Service Authority, Series 2013 E, RB	5.00%	12/01/2048	180	195,539
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2013 A, RB	5.00%	12/01/2038	100	108,875
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2013 B, Ref. RB	5.13%	12/01/2043	30	32,725
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2013 E, RB	5.50%	12/01/2053	20	21,920
South Carolina (State of) Transportation Infrastructure Bank, Series 2015 A, Ref. RB	5.00%	10/01/2023	15	16,292
				608,309
South Dakota-0.11%
South Dakota (State of) Building Authority, Series 2013 B, RB(b)(c)	5.00%	06/01/2023	35	37,496
Tennessee-0.90%
Chattanooga (City of), TN Health Educational & Housing Facility Board (Catholic Health Initiatives), Series 2013 A, RB(b)(c)	5.25%	01/01/2023	25	26,324
Memphis (City of), TN, Series 2014 A, Ref. GO Bonds	5.00%	11/01/2023	25	27,247
Nashville & Davidson (Counties of), TN Metropolitan Government, Series 2013 A, GO Bonds(b)(c)	5.00%	01/01/2023	35	36,799
Nashville & Davidson (Counties of), TN Metropolitan Government, Series 2013, Ref. GO Bonds(b)(c)	5.00%	07/01/2023	25	26,858
Nashville & Davidson (Counties of), TN Metropolitan Government, Series 2017, GO Bonds	5.00%	07/01/2023	100	107,565
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2013 A, GO Bonds(b)(c)	5.00%	01/01/2023	15	15,771
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2013 A, GO Bonds(b)(c)	5.00%	01/01/2023	60	63,084
Tennessee State School Bond Authority, Series 2014, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2023	15	16,355
				320,003
Texas-9.28%
Bexar (County of), TX, Series 2013 A, GO Bonds(b)(c)	4.00%	06/15/2023	25	26,446
Bexar (County of), TX, Series 2013 B, GO Bonds(b)(c)	5.00%	06/15/2023	400	429,270
Board of Regents of the University of Texas System, Series 2016 D, RB	5.00%	08/15/2023	200	216,183
Board of Regents of the University of Texas System, Series 2016 J, RB	5.00%	08/15/2023	25	27,023
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2013 F, Ref. RB	5.25%	11/01/2033	270	294,635
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2023	65	70,817
Dallas (City of), TX, Series 2014, Ref. GO Bonds	5.00%	02/15/2023	20	21,153
Dallas (City of), TX, Series 2015 A, Ref. RB	5.00%	10/01/2023	125	135,818
Dallas (City of), TX Independent School District, Series 2014 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2023	25	27,023
Grand Parkway Transportation Corp., Series 2013 B, RB(b)(c)	5.00%	10/01/2023	280	303,962
Hidalgo (County of), TX Regional Mobility Authority, Series 2013, Ref. RB(b)(c)	5.00%	12/01/2023	75	81,922
Houston (City of), TX, Series 2013 A, Ref. GO Bonds(b)(c)	5.00%	03/01/2023	55	58,286
Houston (City of), TX, Series 2014 A, Ref. GO Bonds	5.00%	03/01/2023	25	26,484
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2023	185	195,982
Houston Community College System, Series 2013, GO Bonds(b)(c)	5.00%	02/15/2023	65	68,752
Houston Community College System, Series 2013, GO Bonds(b)(c)	5.00%	02/15/2023	135	142,793
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2026	70	73,512
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2023	345	362,655
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2025	50	52,503
Red River Education Finance Corp. (Texas Christian University), Series 2013, RB(b)(c)	5.00%	03/15/2023	100	106,161
San Marcos Consolidated Independent School District, Series 2013, GO Bonds(b)(c)	5.00%	08/01/2023	90	97,050
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Health Care System), Series 2013 A, RB(b)(c)	4.00%	05/15/2023	$25	$26,352
Tarrant County Cultural Education Facilities Finance Corp. (Scott & White Healthcare), Series 2013, RB(b)(c)	4.00%	08/15/2023	130	138,182
Tarrant County Cultural Education Facilities Finance Corp. (Scott & White Healthcare), Series 2013, RB(b)(c)	5.00%	08/15/2023	35	37,797
Texas (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2023	135	146,683
Texas (State of) (Water Financial Assistance), Series 2018 B3, Ref. GO Bonds	5.00%	08/01/2023	75	80,935
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	04/15/2023	30	31,950
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2023	25	26,539
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2023	10	10,578
				3,317,446
Utah-0.13%
Utah (County of), UT (IHC Health Services, Inc.), Series 2016, Ref. RB	5.00%	05/15/2023	45	48,076
Virginia-1.58%
Chesapeake Bay Bridge & Tunnel District, Series 2019, RAN	5.00%	11/01/2023	100	108,628
Richmond (City of), VA, Series 2017 B, Ref. GO Bonds	5.00%	07/15/2023	35	37,699
Virginia (State of) College Building Authority, Series 2012 A, Ref. RB(b)(c)	5.00%	09/01/2022	100	103,611
Virginia (State of) Public School Authority, Series 2012, Ref. RB(b)(c)	5.00%	08/01/2022	155	159,958
Virginia (State of) Public School Authority, Series 2012, Ref. RB	5.00%	08/01/2023	5	5,157
Virginia Public School Authority, Series 2015, Ref. RB	5.00%	08/01/2023	140	150,982
				566,035
Washington-2.41%
Energy Northwest (Columbia Generating Station), Series 2015 A, Ref. RB	5.00%	07/01/2023	300	322,347
King (County of), WA, Series 2016 B, Ref. RB(b)(c)	5.00%	07/01/2023	15	16,127
Washington (State of), Series 2012 R, Ref. GO Bonds	5.00%	07/01/2023	125	128,440
Washington (State of), Series 2012 R, Ref. GO Bonds	5.00%	07/01/2023	85	87,339
Washington (State of), Series 2013 A, GO Bonds	5.00%	08/01/2027	25	26,939
Washington (State of), Series 2014 R, Ref. GO Bonds	5.00%	07/01/2023	60	64,489
Washington (State of) (Senior 520 Corridor Program), Series 2013 C, RB	5.00%	09/01/2023	200	216,332
				862,013
West Virginia-0.15%
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2023	50	54,147
Wisconsin-1.22%
Milwaukee (City of), WI, Series 2018 N1, GO Bonds	5.00%	02/01/2023	375	395,630
Wisconsin (State of), Series 2016 B, GO Bonds	4.00%	05/01/2023	40	42,141
				437,771
TOTAL INVESTMENTS IN SECURITIES(d)-97.59% (Cost $34,737,799)				34,902,041
OTHER ASSETS LESS LIABILITIES-2.41%				861,916
NET ASSETS-100.00%				$35,763,957

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)
November 30, 2021
(Unaudited)
Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RAN	-Revenue Anticipation Notes
RB	-Revenue Bonds
Ref.	-Refunding
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2024 Municipal Bond ETF (BSMO)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.80%
Alabama-0.96%
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 A, RB(a)	5.00%	09/01/2024	$100	$112,739
Alabama (State of) Public School & College Authority, Series 2014 B, Ref. RB	5.00%	01/01/2026	100	111,734
Alabama (State of) Public School & College Authority, Series 2014 B, Ref. RB	5.00%	01/01/2027	30	33,512
Jefferson (County of), AL, Series 2018 A, Ref. GO Wts.	5.00%	04/01/2024	100	110,555
				368,540
Arizona-1.79%
Arizona (State of) Department of Transportation State Highway Fund Revenue, Series 2015, Ref. RB	5.00%	07/01/2032	170	188,785
Chandler (City of), AZ, Series 2014, Ref. GO Bonds	5.00%	07/01/2024	150	168,054
Mesa (City of), AZ, Series 2014, Ref. RB	3.00%	07/01/2028	20	21,082
Mesa (City of), AZ, Series 2014, Ref. RB	3.25%	07/01/2029	145	153,549
Phoenix Civic Improvement Corp., Series 2014 B, Ref. RB	5.00%	07/01/2027	40	44,672
Phoenix Civic Improvement Corp., Series 2018 B, Ref. RB	5.00%	07/01/2024	100	111,981
				688,123
California-17.54%
Anaheim (City of), CA Public Financing Authority, Series 2014 A, Ref. RB	5.00%	05/01/2046	100	109,147
Bay Area Toll Authority, Series 2014 F, Ref. RB(a)(b)	5.00%	04/01/2024	50	55,482
Bay Area Toll Authority (San Francisco Bay Area), Series 2014 S-6, RB(a)(b)	5.00%	10/01/2024	50	56,564
California (State of), Series 2014, GO Bonds	5.00%	10/01/2024	100	113,073
California (State of), Series 2014, GO Bonds	5.00%	12/01/2024	225	245,926
California (State of), Series 2014, Ref. GO Bonds	5.00%	12/01/2024	100	109,301
California (State of), Series 2015 B, Ref. GO Bonds	5.00%	09/01/2024	125	140,888
California (State of), Series 2015, Ref. GO Bonds	5.00%	03/01/2024	100	110,506
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2024	40	45,374
California (State of), Series 2018, Ref. GO Bonds	5.00%	10/01/2024	100	113,073
California (State of), Series 2019, GO Bonds	4.00%	10/01/2024	125	137,824
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2024	35	38,807
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2033	235	259,284
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2024	25	27,626
California (State of) (Green Bonds), Series 2014, GO Bonds	5.00%	10/01/2028	100	112,830
California (State of) Department of Water Resources, Series 2014 AS, RB(a)(b)	5.00%	12/01/2024	100	114,061
California (State of) Department of Water Resources, Series 2014, RB(a)(b)	5.00%	12/01/2024	50	57,031
California (State of) Educational Facilities Authority (Pepperdine University), Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	40	45,560
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2015, Ref. RB	5.00%	11/15/2024	30	34,147
California (State of) Health Facilities Financing Authority (Providence Health & Services), Series 2014 A, RB	5.00%	10/01/2038	25	27,959
California (State of) Infrastructure & Economic Development Bank, Series 2017, RB	5.00%	10/01/2024	100	113,194
California (State of) Public Works Board, Series 2014 A, RB	5.00%	09/01/2026	100	112,387
California (State of) Public Works Board, Series 2014 A, RB	5.00%	09/01/2033	100	111,978
California (State of) Public Works Board, Series 2014 A, RB	4.50%	09/01/2035	100	109,953
California (State of) Public Works Board, Series 2014 B, RB	5.00%	10/01/2039	70	78,244
California (State of) Public Works Board, Series 2017 B, Ref. RB	5.00%	10/01/2024	75	84,714
California (State of) Public Works Board (Coalinga State Health), Series 2013 E, RB	5.00%	06/01/2024	125	133,662
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	5.00%	09/01/2039	100	111,426
California (State of) Statewide Communities Development Authority, Series 2014, Ref. RB(a)(b)	5.00%	11/15/2024	340	387,048
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital), Series 2014 B, Ref. RB(a)(b)	4.00%	07/01/2024	100	109,414
California State University, Series 2014 A, Ref. RB(a)(b)	5.00%	11/01/2024	200	227,181
Foothill-Eastern Transportation Corridor Agency, Series 2014 A, Ref. RB(a)(b)	6.00%	01/15/2024	50	55,958
Foothill-Eastern Transportation Corridor Agency, Series 2014 A, Ref. RB(a)(b)	6.00%	01/15/2024	40	44,767
Fremont Union High School District, Series 2015, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	135	151,860
Inland Valley Development Agency, Series 2014 A, Ref. RB, (INS - AGM)(c)	5.00%	09/01/2044	100	109,345
Los Angeles (City of), CA Department of Water & Power, Series 2013 B, RB	5.00%	07/01/2024	30	32,225
Los Angeles (City of), CA Department of Water & Power, Series 2014 A, RB	5.00%	07/01/2044	235	261,096
Los Angeles (City of), CA Department of Water & Power, Series 2015 E, RB	5.00%	07/01/2044	200	221,991
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2024	5	5,590
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	07/01/2024	40	44,870
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB	5.00%	12/01/2039	200	225,602
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	4.00%	08/01/2024	$25	$27,424
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds	5.00%	08/01/2024	20	22,498
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	50	56,173
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	40	44,938
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	105	117,964
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	165	185,371
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	125	140,433
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	200	224,692
Los Angeles Community College District, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2024	5	5,624
Los Angeles Unified School District, Series 2014 D, Ref. GO Bonds	5.00%	07/01/2024	25	28,009
Los Angeles Unified School District, Series 2017 A, Ref. GO Bonds	5.00%	07/01/2024	200	224,072
Metropolitan Water District of Southern California, Series 2017 B, Ref. RB	5.00%	08/01/2024	70	78,502
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2024	100	112,009
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2024	15	16,681
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2024	10	11,220
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 D, Ref. RB	5.00%	05/01/2024	25	27,799
San Francisco (City of), CA Public Utilities Commission, Series 2015, Ref. RB	5.00%	11/01/2024	30	34,058
San Joaquin Delta Community College District (Election of 2004), Series 2014 C, GO Bonds(a)(b)	5.00%	08/01/2024	20	22,469
San Marcos Unified School District (Election of 2010), Series 2014 C, GO Bonds(a)(b)	5.00%	02/15/2024	25	27,608
Southern California Public Power Authority (Apex Power), Series 2014 A, RB	5.00%	07/01/2037	200	221,393
Southern California Public Power Authority (Green Bonds), Series 2020, Ref. RB	5.00%	04/01/2024	255	280,000
Twin Rivers Unified School District, Series 2014 A, GO Bonds(a)(b)	5.00%	02/01/2024	5	5,498
University of California, Series 2013 AF, RB	5.00%	05/15/2024	110	117,487
University of California, Series 2014 AM, RB	5.00%	05/15/2027	35	38,960
				6,757,850
Colorado-0.61%
Denver (City & County of), CO Airport System Revenue, Series 2016 A, Ref. RB	5.00%	11/15/2024	25	28,337
Denver City & County School District No. 1, Series 2014 B, Ref. GO Bonds	5.00%	12/01/2027	25	28,352
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2019, GO Bonds	5.00%	12/15/2024	20	22,791
Regional Transportation District, Series 2013 A, Ref. COP	5.00%	06/01/2024	110	117,314
University of Colorado, Series 2017 A-2, Ref. RB	3.25%	06/01/2037	35	36,678
				233,472
Connecticut-1.34%
Connecticut (State of), Series 2014 A, GO Bonds	5.00%	03/01/2027	100	110,282
Connecticut (State of), Series 2014 A, RB	5.00%	09/01/2026	75	84,356
Connecticut (State of), Series 2017 A, GO Bonds	5.00%	04/15/2024	90	99,808
Connecticut (State of) Health & Educational Facilities Authority (Yale New Haven Health), Series 2014 E, RB	5.00%	07/01/2024	200	223,687
				518,133
District of Columbia-1.15%
District of Columbia, Series 2014 A, Ref. RB	5.00%	12/01/2024	35	39,783
District of Columbia, Series 2014 C, GO Bonds	5.00%	06/01/2031	20	22,275
District of Columbia, Series 2014 C, GO Bonds	5.00%	06/01/2032	35	38,963
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2024	225	250,954
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2024	40	45,259
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2024	25	28,238
District of Columbia (Georgetown University), Series 2017, Ref. RB(a)	5.00%	04/01/2024	15	16,574
				442,046
Florida-3.60%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics), Series 2014 A, RB	4.00%	12/01/2044	145	155,828
Florida (State of), Series 2017 A, Ref. RB	5.00%	07/01/2024	100	111,871
Florida (State of) (Capital Outlay), Series 2015 A, Ref. GO Bonds	5.00%	06/01/2026	165	183,901
Florida (State of) Department of Environmental Protection (FL Forever), Series 2016 A, Ref. RB	5.00%	07/01/2024	65	72,734
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2015 A, RB	5.00%	10/01/2044	100	111,629
Jacksonville (City of), FL (Brooks Rehabilitation), Series 2015, RB	4.00%	11/01/2040	155	166,757
Miami (City of) & Dade (County of), FL School Board, Series 2014 D, Ref. COP	5.00%	11/01/2028	25	28,125
Miami (City of) & Dade (County of), FL School Board, Series 2014 D, Ref. COP	5.00%	11/01/2030	30	33,676
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Miami Beach (City of), FL Redevelopment Agency (City Center), Series 2015, Ref. RB, (INS - AGM)(c)	5.00%	02/01/2040	$100	$108,860
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	5.00%	07/01/2028	90	100,314
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	5.00%	07/01/2029	110	122,455
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	3.00%	07/01/2030	25	26,269
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	4.00%	07/01/2034	25	27,198
Orlando (City of), FL Utilities Commission, Series 2013 A, Ref. RB	5.00%	10/01/2024	120	135,651
				1,385,268
Georgia-1.47%
Atlanta (City of), GA, Series 2014 A, Ref. RB	5.00%	01/01/2028	50	54,847
Atlanta (City of), GA, Series 2014 A, Ref. RB	5.00%	01/01/2030	100	109,606
Atlanta (City of), GA, Series 2015, GO Bonds	5.00%	12/01/2031	50	56,608
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2024	100	113,340
Forsyth (County of), GA, Series 2019, GO Bonds	5.00%	09/01/2024	20	22,560
Georgia (State of), Series 2014 A-2, GO Bonds	5.00%	02/01/2027	20	21,990
Georgia (State of), Series 2016 A-1, GO Bonds	5.00%	02/01/2024	10	11,020
Georgia (State of), Series 2016 C-1, Ref. GO Bonds	5.00%	01/01/2024	25	27,456
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	01/01/2024	25	27,457
Georgia (State of), Series 2019 A, GO Bonds	5.00%	07/01/2024	100	112,064
Georgia (State of), Series 2020 A, GO Bonds	5.00%	08/01/2024	10	11,243
				568,191
Hawaii-0.47%
Hawaii (State of), Series 2015 EZ, Ref. GO Bonds	5.00%	10/01/2024	100	113,043
Hawaii (State of), Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2024	10	11,304
Hawaii (State of), Series 2016, GO Bonds	5.00%	10/01/2024	50	56,521
				180,868
Illinois-5.20%
Chicago (City of), IL, Series 2014 A, Ref. GO Bonds	5.00%	01/01/2034	100	110,586
Chicago (City of), IL, Series 2016 C, Ref. GO Bonds	5.00%	01/01/2024	25	27,251
Chicago (City of), IL Midway International Airport, Series 2014 B, Ref. RB	5.00%	01/01/2027	150	163,883
Chicago O’Hare International Airport, Series 2015 B, Ref. RB	5.00%	01/01/2024	150	164,376
Chicago O’Hare International Airport, Series 2017 E, RB	5.00%	01/01/2024	60	65,737
Du Page & Will Counties Community School District No. 204 Indian Prairie, Series 2017, Ref. GO Bonds	4.00%	12/30/2024	20	22,136
Illinois (State of), Series 2013, RB	5.00%	06/15/2024	145	154,989
Illinois (State of), Series 2014, GO Bonds	5.00%	02/01/2024	200	219,169
Illinois (State of), Series 2014, GO Bonds	5.00%	05/01/2024	50	55,274
Illinois (State of), Series 2014, GO Bonds	5.00%	05/01/2027	10	11,012
Illinois (State of), Series 2014, GO Bonds	5.00%	05/01/2028	10	11,010
Illinois (State of), Series 2014, GO Bonds	5.25%	02/01/2029	210	230,413
Illinois (State of), Series 2014, GO Bonds	5.25%	02/01/2030	100	109,731
Illinois (State of), Series 2014, GO Bonds, (INS - AGM)(c)	4.25%	05/01/2034	20	21,576
Illinois (State of), Series 2016, Ref. GO Bonds	5.00%	02/01/2024	20	21,917
Illinois (State of) Finance Authority (Advocate Health Care Network), Series 2014, Ref. RB(a)(b)	5.00%	08/01/2024	25	28,058
Illinois (State of) Finance Authority (Advocate Health Care Network), Series 2014, Ref. RB(a)(b)	5.00%	08/01/2024	30	33,670
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2016, RB	5.00%	07/01/2024	10	11,179
Illinois (State of) Finance Authority (The University of Chicago), Series 2014 A, Ref. RB	5.00%	10/01/2024	80	90,361
Illinois (State of) Finance Authority (The University of Chicago), Series 2014 A, Ref. RB	5.00%	10/01/2026	35	39,406
Illinois (State of) Toll Highway Authority, Series 2014 D, Ref. RB	5.00%	01/01/2024	200	218,993
Metropolitan Water Reclamation District of Greater Chicago (Green Bonds), Series 2015 C, GO Bonds	5.00%	12/01/2027	30	34,061
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.00%	01/01/2024	60	65,619
Springfield (City of), IL, Series 2015, Ref. RB	5.00%	03/01/2024	60	65,791
Winnebago & Boone Counties School District No. 205 Rockford, Series 2015 B, GO Bonds	4.00%	02/01/2035	25	26,658
				2,002,856
Indiana-0.37%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	12/01/2024	10	11,389
Indiana (State of) Finance Authority (CWA Authority), Series 2014 A, RB	5.00%	10/01/2039	25	28,050
Indiana (State of) Finance Authority (Green Bonds), Series 2015 B, Ref. RB	5.00%	02/01/2024	20	22,040
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana-(continued)
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2016 A, Ref. RB	5.00%	12/01/2024	$25	$28,400
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.), Series 2016 A, Ref. RB	3.13%	12/01/2024	50	53,362
				143,241
Iowa-0.16%
Iowa (State of), Series 2016 A, Ref. RB	5.00%	06/01/2024	55	61,330
Kansas-0.23%
Kansas (State of) Department of Transportation, Series 2015 A, Ref. RB	3.00%	09/01/2024	25	26,783
Kansas (State of) Department of Transportation, Series 2015 A, Ref. RB	5.00%	09/01/2024	55	61,926
				88,709
Kentucky-0.43%
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2017 B, Ref. RB	5.00%	05/15/2024	150	166,853
Louisiana-0.78%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority, Series 2014, RB(a)(b)	5.00%	02/01/2024	70	77,109
Louisiana (State of) Public Facilities Authority (Hurricane Recovery Program), Series 2014, Ref. RB	5.00%	06/01/2024	5	5,563
New Orleans (City of), LA, Series 2014, Ref. RB(a)(b)	5.00%	06/01/2024	150	167,064
New Orleans (City of), LA, Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	15	17,042
New Orleans (City of), LA, Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	30	34,083
				300,861
Maine-0.64%
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2015, RB	4.00%	07/01/2044	210	223,815
Maine (State of) Municipal Bond Bank, Series 2015 A, Ref. RB	5.00%	09/01/2024	20	22,525
				246,340
Maryland-2.74%
Baltimore (City of), MD (Wastewater), Series 2013 C, RB(a)(b)	5.00%	01/01/2024	80	87,825
Baltimore (City of), MD (Water), Series 2013 A, RB(a)(b)	5.00%	01/01/2024	45	49,402
Howard (County of), MD, Series 2017 B, Ref. GO Bonds	5.00%	02/15/2024	100	110,376
Maryland (State of), Series 2016, GO Bonds	4.00%	06/01/2027	120	130,783
Maryland (State of), Series 2016, GO Bonds	4.00%	06/01/2030	25	27,152
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2024	20	22,150
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2024	10	11,243
Maryland (State of), Series 2017 B, Ref. GO Bonds	5.00%	08/01/2024	50	56,216
Maryland (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2024	65	73,081
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2024	35	38,763
Maryland (State of), Series 2018 B, GO Bonds	5.00%	08/01/2024	30	33,729
Maryland (State of), Series 2020 C, Ref. GO Bonds	5.00%	08/01/2024	50	56,216
Maryland (State of) Department of Transportation, Series 2016, RB	4.00%	11/01/2027	25	27,555
Maryland (State of) Department of Transportation, Series 2016, RB	4.00%	11/01/2029	100	110,054
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2024	45	50,720
Maryland (State of) Health & Higher Educational Facilities Authority (Loyola University), Series 2014, Ref. RB	5.00%	10/01/2045	100	111,764
Montgomery (County of), MD, Series 2014 A, GO Bonds(a)(b)	5.00%	11/01/2024	40	45,386
Montgomery (County of), MD, Series 2014 B, Ref. GO Bonds	5.00%	11/01/2024	10	11,353
				1,053,768
Massachusetts-3.23%
Massachusetts (Commonwealth of), Series 2014 C, Ref. GO Bonds	5.00%	08/01/2024	200	224,806
Massachusetts (Commonwealth of), Series 2016 A, GO Bonds	4.00%	03/01/2041	30	32,247
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2024	45	50,416
Massachusetts (Commonwealth of), Series 2017 E, Ref. GO Bonds	5.00%	11/01/2024	175	198,619
Massachusetts (Commonwealth of) Federal Highway (Garvee), Series 2014 A, RB	5.00%	06/15/2024	25	27,960
Massachusetts (State of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2024	10	11,198
Massachusetts (State of) College Building Authority (Green Bonds), Series 2014 B, RB(a)(b)	5.00%	05/01/2024	285	316,701
Massachusetts (State of) Development Finance Agency (Children’s Hospital), Series 2014 P, RB	5.00%	10/01/2046	20	22,415
Massachusetts (State of) School Building Authority, Series 2018 A, RB(a)(b)	5.00%	02/15/2024	200	220,583
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (State of) Water Resources Authority (Green Bonds), Series 2017 C, Ref. RB	5.00%	08/01/2024	$25	$28,087
Massachusetts Clean Water Trust (The), Series 2006, Ref. RB	5.00%	08/01/2024	100	112,403
				1,245,435
Michigan-2.40%
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2024	225	249,181
Michigan (State of) Finance Authority, Series 2016 C-3, Ref. RB	5.00%	04/01/2024	160	176,337
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2015, Ref. RB	5.00%	08/01/2028	35	39,142
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2015, Ref. RB	5.00%	08/01/2031	85	94,868
Michigan (State of) Finance Authority (Clean Water Revolving Fund), Series 2016 B, Ref. RB	5.00%	10/01/2024	150	169,655
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2014 C-3, RB, (INS - AGM)(c)	5.00%	07/01/2030	20	22,341
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2014 C-3, RB, (INS - AGM)(c)	5.00%	07/01/2032	20	22,308
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2014 D-4, Ref. RB	5.00%	07/01/2031	30	33,397
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2024	20	22,670
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2024	85	94,266
				924,165
Minnesota-1.35%
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2014 A, Ref. RB	5.00%	01/01/2029	100	109,299
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2014 A, Ref. RB	5.00%	01/01/2030	275	300,452
Western Minnesota Municipal Power Agency, Series 2014 A, RB(a)(b)	5.00%	01/01/2024	100	109,782
				519,533
Mississippi-0.04%
Mississippi (State of), Series 2015 C, Ref. GO Bonds	5.00%	10/01/2024	15	16,947
Missouri-2.00%
Curators of the University of Missouri (The), Series 2014 A, Ref. RB	5.00%	11/01/2024	15	17,006
Jackson (County of), MO (Truman Sports Complex), Series 2014, Ref. RB	5.00%	12/01/2024	30	33,442
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care), Series 2014 A, Ref. RB	5.00%	06/01/2026	10	11,114
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care), Series 2014 A, Ref. RB	5.00%	06/01/2027	25	27,764
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care), Series 2014 A, Ref. RB	4.00%	06/01/2033	190	205,915
Missouri (State of) Highway & Transportation Commission, Series 2014 A, Ref. RB	5.00%	05/01/2024	90	100,191
Springfield (City of), MO, Series 2015, Ref. RB	5.00%	08/01/2024	25	28,086
St Louis (City of), MO, Series 2017 A, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2024	310	346,375
				769,893
Nebraska-0.06%
Omaha (City of), NE Public Power District, Series 2015 B, Ref. RB	4.00%	02/01/2039	10	10,816
Omaha (City of), NE Public Power District, Series 2016 A, Ref. RB	5.00%	02/01/2024	10	11,002
				21,818
Nevada-0.96%
Clark (County of), NV, Series 2016, Ref. RB	5.00%	07/01/2024	70	78,368
Clark (County of), NV Department of Aviation, Series 2014 A-2, Ref. RB	5.00%	07/01/2029	100	111,487
Clark County School District, Series 2016 A, Ref. GO Bonds	5.00%	06/15/2024	30	33,390
Clark County School District, Series 2017 A, Ref. GO Bonds	5.00%	06/15/2024	75	83,475
Las Vegas Valley Water District, Series 2015, Ref. GO Bonds	5.00%	06/01/2033	30	33,907
Las Vegas Valley Water District, Series 2015, Ref. GO Bonds	5.00%	06/01/2039	25	28,057
				368,684
New Jersey-3.94%
New Jersey (State of), Series 2014, GO Bonds	5.00%	06/01/2024	100	111,243
New Jersey (State of) Economic Development Authority, Series 2013 NN, Ref. RB	5.00%	03/01/2024	125	132,049
New Jersey (State of) Economic Development Authority, Series 2014 PP, Ref. RB	5.00%	06/15/2031	185	204,906
New Jersey (State of) Economic Development Authority, Series 2014 UU, RB	5.00%	06/15/2026	75	83,232
New Jersey (State of) Transportation Trust Fund Authority, Series 2009 D, RB	5.00%	06/15/2032	130	146,693
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 D, RB	5.00%	12/15/2024	25	28,252
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	5.00%	06/15/2026	100	110,976
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	5.00%	06/15/2038	200	220,032
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2024	25	28,252
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Turnpike Authority, Series 2014 A, RB(a)(b)	5.00%	07/01/2024	$100	$112,009
New Jersey (State of) Turnpike Authority, Series 2014 A, RB	5.00%	01/01/2027	100	111,214
New Jersey (State of) Turnpike Authority, Series 2014 A, RB	5.00%	01/01/2030	125	138,915
New Jersey (State of) Turnpike Authority, Series 2014 A, RB	5.00%	01/01/2033	35	38,867
New Jersey (State of) Turnpike Authority, Series 2014 A, RB	5.00%	01/01/2034	45	49,948
				1,516,588
New Mexico-0.26%
New Mexico (State of) Finance Authority, Series 2014 B1, Ref. RB	5.00%	06/15/2027	15	16,683
New Mexico (State of) Severance Tax Permanent Fund, Series 2015 A, RB	5.00%	07/01/2024	25	27,975
New Mexico (State of) Severance Tax Permanent Fund, Series 2016 B, Ref. RB	4.00%	07/01/2024	50	54,666
				99,324
New York-16.66%
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2016 A, Ref. RB	5.00%	05/01/2024	5	5,556
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2021, Ref. RB	5.00%	05/01/2024	200	222,236
Metropolitan Transportation Authority, Series 2005 B, RB, (INS - AMBAC)(c)	5.25%	11/15/2024	200	227,078
Metropolitan Transportation Authority, Series 2014 C, RB	5.00%	11/15/2024	100	112,762
Metropolitan Transportation Authority, Series 2014 D-1, RB	5.25%	11/15/2044	100	111,501
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.00%	11/15/2024	15	17,039
New York & New Jersey (States of) Port Authority, Series 2014, RB	5.00%	09/01/2028	25	28,082
New York & New Jersey (States of) Port Authority, Series 2014, RB	5.00%	09/01/2033	100	112,241
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	05/01/2024	130	144,587
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	10/15/2024	125	141,513
New York & New Jersey (States of) Port Authority, Series 2018, Ref. RB	5.00%	07/15/2024	20	22,419
New York (City of), NY, Series 2013 G, GO Bonds	5.00%	08/01/2025	50	55,021
New York (City of), NY, Series 2013 I, GO Bonds	5.00%	08/01/2024	25	26,939
New York (City of), NY, Series 2014 DD, Ref. RB	3.25%	06/15/2028	10	10,674
New York (City of), NY, Series 2014 I, GO Bonds	5.00%	03/01/2027	200	220,250
New York (City of), NY, Series 2014 I, GO Bonds	5.00%	03/01/2036	15	16,458
New York (City of), NY, Series 2015 A, Ref. GO Bonds	5.00%	08/01/2024	25	28,072
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2024	5	5,614
New York (City of), NY, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2024	10	11,229
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2024	10	11,229
New York (City of), NY, Series 2019 BB-2, RB	5.00%	06/15/2026	200	228,040
New York (City of), NY, Series 2020 GG, RB	5.00%	06/15/2026	75	85,515
New York (City of), NY Municipal Water Finance Authority, Series 2014 DD, Ref. RB	5.00%	06/15/2028	200	223,192
New York (City of), NY Municipal Water Finance Authority, Series 2014 DD, Ref. RB	5.00%	06/15/2036	65	72,275
New York (City of), NY Municipal Water Finance Authority, Series 2014, Ref. RB	5.00%	06/15/2045	10	11,063
New York (City of), NY Municipal Water Finance Authority, Series 2015 EE, Ref. RB	5.00%	06/15/2036	100	111,193
New York (City of), NY Transitional Finance Authority, Series 2013, RB	5.00%	05/01/2024	25	26,687
New York (City of), NY Transitional Finance Authority, Series 2014 B1, RB	5.00%	11/01/2024	200	222,236
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB	5.00%	08/01/2029	10	11,172
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB	5.00%	11/01/2029	100	110,683
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB	5.00%	08/01/2032	15	16,746
New York (City of), NY Transitional Finance Authority, Series 2014 D1, RB	5.00%	02/01/2031	15	16,441
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2024	80	90,572
New York (City of), NY Transitional Finance Authority, Series 2018 A-1, RB	5.00%	08/01/2024	50	56,074
New York (City of), NY Transitional Finance Authority, Series 2019 A-1, RB	5.00%	05/01/2024	35	38,873
New York (State of) Dormitory Authority, Series 2013 A, RB(a)	5.00%	07/01/2023	5	5,377
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2024	25	27,678
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	02/15/2028	15	16,480
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2028	55	60,727
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2033	100	110,243
New York (State of) Dormitory Authority, Series 2014 C, RB	5.00%	03/15/2030	50	55,085
New York (State of) Dormitory Authority, Series 2014 C, RB	5.00%	03/15/2032	15	16,515
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2024	10	11,071
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB(a)	5.00%	02/15/2024	25	27,590
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2024	20	22,363
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2017 F, Ref. RB	5.00%	10/01/2024	$55	$61,610
New York (State of) Dormitory Authority, Series 2017 G, Ref. RB	5.00%	10/01/2024	490	552,277
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2024	150	166,066
New York (State of) Dormitory Authority (New York University), Series 2015 A, Ref. RB	5.00%	07/01/2024	10	11,190
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2024	100	111,899
New York (State of) Thruway Authority, Series 2014 J, RB	5.00%	01/01/2036	300	326,980
New York State Environmental Facilities Corp., Series 2013 A, RB	5.00%	06/15/2024	130	139,546
New York State Environmental Facilities Corp., Series 2014, Ref. RB	5.00%	06/15/2024	25	27,913
New York State Environmental Facilities Corp., Series 2017, Ref. RB	5.00%	06/15/2024	100	111,650
New York State Urban Development Corp., Series 2014, Ref. RB	5.00%	03/15/2029	150	165,292
New York State Urban Development Corp., Series 2014, Ref. RB	5.00%	03/15/2030	200	220,148
New York State Urban Development Corp., Series 2014, Ref. RB	5.00%	03/15/2031	200	220,100
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2024	275	303,855
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)(b)	3.00%	10/15/2024	10	10,752
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)(b)	4.00%	10/15/2024	20	22,092
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)	5.00%	10/15/2024	330	373,933
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)(b)	5.00%	10/15/2024	20	22,663
Suffolk (County of), NY, Series 2017 A, Ref. GO Bonds, (INS - AGM)(c)	4.00%	02/01/2024	200	215,414
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2024	10	11,341
Utility Debt Securitization Authority, Series 2016 B, Ref. RB	5.00%	06/15/2024	135	138,470
				6,417,582
North Carolina-1.47%
Mecklenburg (County of), NC, Series 2010, Ref. GO Bonds	4.00%	02/01/2024	155	167,471
Mecklenburg (County of), NC, Series 2013 A, Ref. GO Bonds	5.00%	12/01/2024	105	119,585
Mecklenburg County Public Facilities Corp., Series 2017, Ref. RB	5.00%	02/01/2024	50	55,032
North (State of) Carolina Medical Care Commission (Presbyterian Homes), Series 2016 C, Ref. RB	5.00%	10/01/2031	45	50,682
North Carolina (State of), Series 2014 C, Ref. RB	5.00%	05/01/2024	10	11,119
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2024	25	27,799
North Carolina (State of), Series 2019 B, GO Bonds	5.00%	06/01/2024	10	11,167
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2024	100	111,668
Wake (County of), NC, Series 2010 C, Ref. GO Bonds	5.00%	03/01/2024	10	11,058
				565,581
Ohio-1.81%
Columbus (City of), OH, Series 2017-1, Ref. GO Bonds	5.00%	04/01/2024	100	110,877
Cuyahoga (County of), OH, Series 2020 D, Ref. RB	4.00%	12/01/2024	30	33,207
Franklin (County of), OH Convention Facilities Authority, Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	195	221,960
Ohio (State of), Series 2015 A, Ref. GO Bonds	5.00%	09/01/2024	10	11,262
Ohio (State of), Series 2017 A, GO Bonds	5.00%	03/15/2030	40	44,145
Ohio (State of), Series 2017 A, GO Bonds	5.00%	03/15/2033	205	225,849
Ohio (State of), Series 2020 B, Ref. GO Bonds	5.00%	09/15/2024	20	22,558
Ohio (State of) (Garvee), Series 2016 I, RB	5.00%	12/15/2024	5	5,698
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2014, RB	5.00%	12/01/2024	10	11,360
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2016 A, RB	5.00%	06/01/2024	10	11,146
				698,062
Oklahoma-0.23%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	4.00%	09/01/2024	15	16,445
Oklahoma (State of) Capitol Improvement Authority, Series 2014 A, Ref. RB	5.00%	07/01/2026	55	61,217
Oklahoma (State of) Capitol Improvement Authority, Series 2014 A, Ref. RB	5.00%	07/01/2027	10	11,157
				88,819
Oregon-0.66%
Clackamas County School District No. 12 North Clackamas, Series 2014, Ref. GO Bonds(a)(b)	5.00%	06/15/2024	10	11,182
Clackamas County School District No. 12 North Clackamas, Series 2014, Ref. GO Bonds(a)(b)	5.00%	06/15/2024	15	16,773
Multnomah County School District No. 1, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2024	30	33,511
Oregon (State of) Department of Transportation, Series 2014 A, Ref. RB	5.00%	11/15/2024	25	28,385
Oregon (State of) Department of Transportation, Series 2014 A, Ref. RB(a)(b)	5.00%	11/15/2024	25	28,411
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB(a)(b)	4.00%	11/15/2024	20	22,142
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB(a)(b)	5.00%	11/15/2024	35	39,775
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-(continued)
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB(a)(b)	5.00%	11/15/2024	$30	$34,093
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2014, GO Bonds(a)(b)	5.00%	06/15/2024	35	39,138
				253,410
Pennsylvania-5.08%
Commonwealth Financing Authority, Series 2015 B-1, Ref. RB, (INS - AGM)(c)	5.00%	06/01/2024	60	66,825
Erie (City & County of), PA City Water Authority, Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	125	142,415
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2024	150	165,763
Pennsylvania (Commonwealth of), First Series 2015, Ref. GO Bonds	5.00%	08/15/2024	200	224,628
Pennsylvania (Commonwealth of), First Series 2016, Ref. GO Bonds	5.00%	09/15/2024	100	112,670
Pennsylvania (Commonwealth of), Second Series 2013, GO Bonds	5.00%	10/15/2024	90	97,965
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2024	175	197,173
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2016 C, Ref. RB	5.00%	08/15/2024	65	73,041
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2014 B, RB	5.25%	12/01/2039	325	370,200
Philadelphia (City of), PA, Series 2015 A, RB(a)(b)	5.00%	07/01/2024	200	223,742
Philadelphia (City of), PA, Series 2016, Ref. RB	5.00%	10/01/2024	150	169,564
Philadelphia (City of), PA, Series 2019 A, Ref. GO Bonds	5.00%	08/01/2024	100	112,034
				1,956,020
Rhode Island-0.22%
Rhode Island (State of), Series 2014 D, Ref. GO Bonds	5.00%	08/01/2024	75	84,281
South Carolina-1.05%
Horry County School District, Series 2016, GO Bonds	5.00%	03/01/2024	50	55,265
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2024	50	56,752
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2026	130	147,019
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2028	30	33,793
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2030	100	112,596
				405,425
South Dakota-0.01%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2014, RB	4.13%	07/01/2041	5	5,401
Tennessee-0.52%
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2013, Ref. GO Bonds	5.00%	07/01/2024	25	26,862
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2015 C, GO Bonds	4.00%	07/01/2024	50	54,693
Tennessee (State of) School Bond Authority, Series 2014, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2024	50	56,733
Tennessee (State of) School Bond Authority, Series 2015 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2024	55	62,406
				200,694
Texas-10.77%
Arlington Higher Education Finance Corp. (Lifeschool Dallas), Series 2014 A, RB(a)(b)	5.00%	08/15/2024	250	281,025
Austin (City of), TX, Series 2015, Ref. GO Bonds	5.00%	09/01/2024	35	39,449
Austin (City of), TX, Series 2017, Ref. RB	5.00%	11/15/2024	5	5,675
Bexar (County of), TX, Series 2014, Ref. GO Bonds(a)(b)	5.00%	06/15/2024	85	95,048
Board of Regents of The University of Texas System, Series 2010 B, Ref. RB	5.00%	08/15/2024	10	11,246
Board of Regents of The University of Texas System, Series 2016 I, Ref. RB	5.00%	08/15/2024	35	39,350
Board of Regents of The University of Texas System, Series 2017 C, Ref. RB	5.00%	08/15/2024	35	39,360
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2024	500	565,921
Dallas (City of), TX, Series 2014, Ref. GO Bonds	5.00%	02/15/2024	100	110,283
Dallas (City of), TX, Series 2014, Ref. GO Bonds	5.00%	02/15/2026	140	154,037
Dallas (City of), TX, Series 2014, Ref. GO Bonds	5.00%	02/15/2027	125	137,388
Dallas (City of), TX Area Rapid Transit, Series 2014 A, Ref. RB(a)(b)	5.00%	12/01/2024	30	34,100
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2024	120	136,475
Dallas (City of), TX Independent School District, Series 2014 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2024	40	44,972
Dallas (City of), TX Independent School District, Series 2014 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2033	35	38,073
Dallas Area Rapid Transit, Series 2014 A, Ref. RB(a)(b)	5.00%	12/01/2024	45	51,149
Dallas Area Rapid Transit, Series 2014 A, Ref. RB(a)(b)	5.00%	12/01/2024	65	73,882
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Goose Creek Consolidated Independent School District, Series 2014 C, Ref. GO Bonds(a)(b)	5.00%	02/15/2024	$30	$33,045
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2024	20	22,503
Houston (City of), TX, Series 2014 D, Ref. RB	5.00%	11/15/2024	35	39,738
Houston (City of), TX, Series 2014 D, Ref. RB	5.00%	11/15/2028	55	62,220
Houston Independent School District, Series 2014, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2033	10	10,715
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2024	105	115,895
Irving Independent School District, Series 2015 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2024	50	55,072
Mansfield Independent School District, Series 2014, GO Bonds(a)(b)	4.00%	02/15/2024	10	10,808
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2024	125	136,953
North Texas Tollway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2024	30	32,869
Permanent University Fund - University of Texas System, Series 2014 B, Ref. RB	5.00%	07/01/2024	15	16,789
Plano Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2024	135	148,945
San Antonio (City of), TX, Series 2015, Ref. RB	5.00%	02/01/2024	70	77,061
Texas (State of), Series 2014 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2024	100	112,952
Texas (State of), Series 2014, GO Bonds(a)(b)	5.00%	04/01/2024	285	315,716
Texas (State of), Series 2014, GO Bonds(a)(b)	5.00%	04/01/2024	100	110,778
Texas (State of), Series 2014, GO Bonds	5.00%	04/01/2026	20	22,161
Texas (State of), Series 2014, Ref. GO Bonds(a)(b)	4.00%	04/01/2024	50	54,229
Texas (State of), Series 2014, Ref. GO Bonds(a)(b)	5.00%	04/01/2024	65	72,005
Texas (State of), Series 2014, Ref. GO Bonds(a)(b)	5.00%	04/01/2024	75	83,083
Texas (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2024	10	11,322
Texas (State of) (Water Financial Assistance), Series 2018 B3, Ref. GO Bonds	5.00%	08/01/2024	30	33,747
Texas (State of) Transportation Commission State Highway Fund, Series 2015, Ref. RB	5.00%	10/01/2024	75	84,759
Texas (State of) Transportation Commission State Highway Fund, Series 2016 A, RB	5.00%	10/01/2024	20	22,602
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	04/15/2024	35	38,849
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	10/15/2024	30	33,954
United Independent School District, Series 2014, GO Bonds(a)(b)	5.00%	08/15/2024	50	56,277
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2024	275	302,958
White Settlement Independent School District, Series 2014, Ref. GO Bonds(a)(b)	5.00%	08/15/2024	45	50,585
White Settlement Independent School District, Series 2014, Ref. GO Bonds(a)(b)	5.00%	08/15/2024	110	123,651
				4,149,674
Utah-0.47%
Utah (County of), UT (IHC Health Services, Inc.), Series 2016 B, RB	4.00%	05/15/2047	110	118,780
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2024	15	16,805
Utah (State of) Transit Authority, Series 2015 A, Ref. RB	5.00%	06/15/2024	40	44,682
				180,267
Virginia-1.33%
Fairfax (County of), VA, Series 2014 B, Ref. GO Bonds	5.00%	10/01/2024	10	11,304
Virginia (Commonwealth of), Series 2013 B, GO Bonds	4.00%	06/01/2024	100	105,622
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2024	35	38,704
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	09/15/2024	10	11,276
Virginia (State of) College Building Authority, Series 2015 D, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	02/01/2024	65	71,557
Virginia (State of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	3.00%	09/01/2024	25	26,790
Virginia (State of) College Building Authority (21st Century College), Series 2020, RB	5.00%	02/01/2024	10	11,018
Virginia (State of) Public Building Authority, Series 2014 C, Ref. RB	5.00%	08/01/2024	175	196,855
Virginia Commonwealth Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2024	35	38,960
				512,086
Washington-2.95%
Energy Northwest (No. 1), Series 2014 C, Ref. RB	5.00%	07/01/2027	150	167,231
Seattle (City of), WA, Series 2015, Ref. RB	5.00%	05/01/2024	150	166,831
Snohomish County School District No. 201 Snohomish, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2024	200	227,394
Washington (State of), Series 2014 D, GO Bonds	5.00%	02/01/2028	200	219,489
Washington (State of), Series 2014 R, Ref. GO Bonds	4.00%	07/01/2026	45	48,993
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2024	20	22,374
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2024	75	84,174
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2014 D, Ref. RB(a)	5.00%	10/01/2024	$25	$27,922
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2014 D, Ref. RB	5.00%	10/01/2038	155	173,348
				1,137,756
West Virginia-0.03%
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2024	10	11,245
Wisconsin-0.82%
Wisconsin (State of), Series 2013, Ref. GO Bonds	5.00%	05/01/2024	30	32,025
Wisconsin (State of), Series 2016 2, Ref. GO Bonds	5.00%	11/01/2024	25	28,343
Wisconsin (State of), Series 2016 D, GO Bonds	4.00%	05/01/2026	20	21,717
Wisconsin (State of), Series 2016, Ref. GO Bonds	5.00%	11/01/2024	20	22,674
Wisconsin (State of), Series 2018 A, GO Bonds	5.00%	05/01/2024	100	106,748
Wisconsin (State of) Department of Transportation, Series 2014 A2, Ref. RB	5.00%	07/01/2027	25	28,002
Wisconsin (State of) Department of Transportation, Series 2017 1, Ref. RB	5.00%	07/01/2024	70	78,348
				317,857
TOTAL INVESTMENTS IN SECURITIES(d)-97.80% (Cost $37,463,830)				37,672,996
OTHER ASSETS LESS LIABILITIES-2.20%				845,547
NET ASSETS-100.00%				$38,518,543

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2025 Municipal Bond ETF (BSMP)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.50%
Alaska-0.27%
Matanuska-Susitna (Borough of), AK, Series 2015, Ref. RB	5.00%	09/01/2032	$100	$113,321
Arizona-2.53%
Arizona (State of) Transportation Board, Series 2016, Ref. RB	5.00%	07/01/2025	200	232,118
Arizona State University, Series 2015 D, RB	5.00%	07/01/2041	25	28,688
Arizona State University, Series 2015 D, RB	5.00%	07/01/2046	125	143,343
Phoenix Civic Improvement Corp., Series 2017 D, Ref. RB	5.00%	07/01/2025	65	75,237
Salt River Project Agricultural Improvement & Power District, Series 2015 A, Ref. RB	5.00%	12/01/2045	500	568,362
				1,047,748
California-16.10%
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	09/01/2028	200	232,942
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	09/01/2030	60	69,737
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	08/01/2031	100	113,636
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	09/01/2032	75	87,080
California (State of), Series 2015, GO Bonds	5.00%	03/01/2027	100	114,512
California (State of), Series 2015, Ref. GO Bonds	5.00%	03/01/2027	100	114,512
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2027	100	116,229
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2029	100	116,031
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2035	150	173,219
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2025	50	58,357
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2025	155	180,401
California (State of), Series 2018, Ref. GO Bonds	5.00%	10/01/2025	50	58,520
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2025	200	235,366
California (State of) Educational Facilities Authority (University of Southern California), Series 2015 A, Ref. RB(a)	5.00%	10/01/2025	100	117,372
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2015 A, Ref. RB(a)(b)	5.00%	08/15/2025	100	116,857
California (State of) Public Works Board, Series 2015 F, Ref. RB	5.00%	05/01/2027	150	171,991
California (State of) Statewide Communities Development Authority (Beverly Community Hospital Association), Series 2015, RB	5.00%	02/01/2045	200	209,459
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2027	100	117,490
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2031	150	175,724
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2043	160	186,020
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2047	50	58,047
Chino Basin Regional Financing Authority, Series 2020 B, RN	4.00%	11/01/2025	200	225,665
Los Angeles (City of), CA Department of Water & Power, Series 2015 A, Ref. RB	5.00%	07/01/2028	65	73,933
Los Angeles (City of), CA Department of Water & Power, Series 2015 A, Ref. RB	5.00%	07/01/2029	45	51,170
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2025	200	232,214
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	200	230,388
Los Angeles (County of), CA Sanitation Districts Financing Authority (Capital), Series 2015 A, Ref. RB	5.00%	10/01/2034	400	463,692
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	5.00%	07/01/2025	40	46,455
Metropolitan Water District of Southern California, Series 2015 A, RB	4.00%	07/01/2045	200	221,879
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2025	100	116,253
Municipal Improvement Corp. of Los Angeles, Series 2016 B, Ref. RB	5.00%	11/01/2025	100	117,489
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2025	40	45,857
Pasadena (City of), CA, Series 2015 A, Ref. COP	4.00%	02/01/2038	200	216,962
San Diego (County of), CA Water Authority, Series 2015, Ref. RB	5.00%	05/01/2029	100	115,358
San Diego Unified School District, Series 2015 R-4, Ref. GO Bonds	5.00%	07/01/2025	120	139,830
San Diego Unified School District, Series 2015 R-4, Ref. GO Bonds	5.00%	07/01/2028	65	75,539
San Francisco (City & County of), CA (Moscone Convention Center Expansion), Series 2017, COP	3.00%	04/01/2031	65	70,033
San Francisco (City of), CA Public Utilities Commission, Series 2015, Ref. RB	5.00%	11/01/2027	250	287,934
San Francisco (City of), CA Public Utilities Commission, Series 2015, Ref. RB	5.00%	11/01/2036	155	177,837
San Francisco Bay Area Rapid Transit District, Series 2015 A, Ref. RB	5.00%	07/01/2025	100	116,098
San Francisco Bay Area Rapid Transit District, Series 2015 A, Ref. RB	5.00%	07/01/2028	115	133,112
San Francisco Bay Area Rapid Transit District (Election of 2004), Series 2015 D, Ref. GO Bonds	5.00%	08/01/2029	65	75,472
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB	5.00%	08/01/2025	100	116,229
University of California, Series 2015 I, Ref. RB	5.00%	05/15/2030	95	109,560
Upper Santa Clara Valley Joint Powers Authority, Series 2020 A, Ref. RB	4.00%	08/01/2045	200	222,303
Ventura County Community College District, Series 2015, Ref. GO Bonds	3.13%	08/01/2031	150	160,587
				6,665,351
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-0.47%
Adams & Weld Counties School District No. 27J Brighton, Series 2015, GO Bonds	5.00%	12/01/2040	$10	$11,596
Arapahoe County School District No. 5 Cherry Creek, Series 2017, GO Bonds	5.00%	12/15/2031	50	58,392
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.00%	12/01/2025	25	29,410
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2025	80	94,091
				193,489
Connecticut-2.10%
Connecticut (State of), Series 2015 A, GO Bonds	5.00%	03/15/2027	200	228,983
Connecticut (State of), Series 2015 A, GO Bonds	5.00%	03/15/2028	210	240,205
Connecticut (State of), Series 2015 A, RB	5.00%	08/01/2033	95	109,482
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2018 A, Ref. RB	5.00%	07/01/2025	250	290,244
				868,914
Delaware-0.55%
Delaware (State of), Series 2017 A, Ref. GO Bonds	5.00%	01/01/2025	200	228,545
District of Columbia-0.55%
District of Columbia, Series 2015 A, GO Bonds	5.00%	06/01/2034	50	57,375
District of Columbia Water & Sewer Authority, Series 2015 B, RB	5.00%	10/01/2037	145	168,327
				225,702
Florida-3.43%
Florida (State of), Series 2016 A, Ref. RB	5.00%	07/01/2025	45	52,209
Florida (State of), Series 2017 A, Ref. RB	5.00%	07/01/2025	75	87,015
Florida (State of) Department of Environmental Protection (FL Forever), Series 2016 A, Ref. RB	5.00%	07/01/2025	15	17,392
Gainesville (City of), FL, Series 2017 A, RB(a)	5.00%	10/01/2025	10	11,654
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2025	40	46,733
Hillsborough (County of), FL, Series 2015, Ref. RB	5.00%	11/01/2025	130	151,196
Jacksonville (City of), FL, Series 2015, Ref. RB	5.00%	10/01/2027	75	87,499
Jacksonville (City of), FL, Series 2015, Ref. RB	5.00%	10/01/2029	30	34,913
Jacksonville (City of), FL, Series 2015, Ref. RB	3.00%	10/01/2030	50	52,934
Jacksonville (City of), FL, Series 2015, Ref. RB	3.25%	10/01/2032	100	106,493
Miami (City of) & Dade (County of), FL School Board, Series 2015 A, Ref. COP	5.00%	05/01/2028	200	228,445
Miami (City of) & Dade (County of), FL School Board, Series 2015 A, Ref. COP	5.00%	05/01/2030	25	28,528
Miami Beach (City of), FL, Series 2015, RB	5.00%	09/01/2045	210	239,047
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2015 A, Ref. RB	5.00%	04/01/2040	15	16,957
Miami-Dade (County of), FL Water & Sewer System, Series 2017 A, RB	5.00%	10/01/2032	10	11,613
Miami-Dade (County of), FL Water & Sewer System, Series 2017 A, RB	5.00%	10/01/2034	10	11,584
Palm Beach (County of), FL Solid Waste Authority, Series 2015, Ref. RB	5.00%	10/01/2028	100	114,808
Palm Beach County School District, Series 2015 D, Ref. COP	5.00%	08/01/2030	20	23,080
School District of Broward County, Series 2015 B, Ref. COP	5.00%	07/01/2030	70	80,460
Volusia (County of), FL Educational Facility Authority, Series 2015 B, RB(a)(b)	5.00%	04/15/2025	15	17,220
				1,419,780
Georgia-2.47%
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2040	205	235,082
Forsyth (County of), GA, Series 2019, GO Bonds	5.00%	09/01/2025	60	70,200
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2014 S, Ref. RB(a)(b)	5.25%	02/15/2025	100	115,110
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2014 S, Ref. RB(a)(b)	5.50%	02/15/2025	100	115,903
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2025	50	57,845
Metropolitan Atlanta Rapid Transit Authority, Series 2015 A, RB	5.00%	07/01/2041	200	230,836
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2025	170	198,207
				1,023,183
Hawaii-1.84%
Hawaii (State of), Series 2015 EZ, Ref. GO Bonds(a)(b)	5.00%	10/01/2025	150	175,746
Hawaii (State of), Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2025	130	152,205
Honolulu (City & County of), HI, Series 2015 B, Ref. GO Bonds	5.00%	10/01/2027	250	291,560
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2025	125	143,402
				762,913
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-5.30%
Chicago (City of), IL, Series 2015 A, GO Bonds	5.50%	01/01/2033	$100	$115,195
Chicago O’Hare International Airport, Series 2015 B, Ref. RB	5.00%	01/01/2029	25	28,304
Chicago O’Hare International Airport, Series 2015 B, Ref. RB	5.00%	01/01/2030	25	28,296
Chicago O’Hare International Airport, Series 2015 B, Ref. RB	5.00%	01/01/2031	300	339,453
Chicago O’Hare International Airport, Series 2015 B, Ref. RB	5.00%	01/01/2032	235	265,828
Chicago O’Hare International Airport, Series 2015 B, Ref. RB	5.00%	01/01/2033	135	152,710
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2025	50	58,541
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2025	75	86,925
Illinois (State of), Series 2020 B, GO Bonds	5.00%	10/01/2025	25	28,912
Illinois (State of), Series 2020 D, GO Bonds	5.00%	10/01/2025	45	52,042
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2025	100	113,677
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2025	475	543,893
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2015 A, Ref. RB	4.13%	11/15/2037	40	44,384
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB	5.00%	11/15/2028	20	22,917
Illinois (State of) Finance Authority (The University of Chicago), Series 2015 A, RB	5.00%	10/01/2035	15	17,327
Illinois (State of) Finance Authority (The University of Chicago), Series 2015 A, RB	5.00%	10/01/2040	100	114,982
Illinois (State of) Toll Highway Authority, Series 2014 C, RB	5.00%	01/01/2039	10	11,230
Illinois (State of) Toll Highway Authority, Series 2015 A, RB	5.00%	01/01/2037	15	17,230
Springfield (City of), IL, Series 2015, Ref. RB	5.00%	03/01/2028	20	22,756
Springfield (City of), IL, Series 2015, Ref. RB	5.00%	03/01/2029	65	73,846
Springfield (City of), IL, Series 2015, Ref. RB	5.00%	03/01/2031	20	22,715
Springfield (City of), IL, Series 2015, Ref. RB, (INS - AGM)(c)	5.00%	03/01/2040	30	33,907
				2,195,070
Indiana-1.16%
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2016 A, RB	4.00%	11/01/2051	125	137,873
Indiana (State of) Finance Authority (Green Bonds), Series 2019, RB	5.00%	02/01/2025	300	343,452
				481,325
Kansas-0.62%
Kansas (State of) Department of Transportation, Series 2015, RB	5.00%	09/01/2033	200	231,990
Sedgwick County Unified School District No. 259 Wichita, Series 2017 A, Ref. GO Bonds	4.00%	10/01/2025	20	22,626
				254,616
Kentucky-0.28%
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2016 A, RB	3.00%	05/15/2047	110	116,216
Louisiana-1.26%
East Baton Rouge (Parish of), LA Sewerage Commission, Series 2014 B, Ref. RB(a)(b)	5.00%	02/01/2025	100	114,484
Louisiana (State of), Series 2015 A, Ref. RB	5.00%	05/01/2041	150	170,696
Louisiana (State of) Public Facilities Authority (Lafayette General Health System), Series 2016 A, Ref. RB(a)(b)	5.00%	11/01/2025	200	234,979
				520,159
Maryland-2.09%
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2025	130	149,572
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2025	100	116,586
Maryland (State of) Department of Transportation, Series 2018, RB	5.00%	10/01/2025	100	117,164
Maryland (State of) Health & Higher Educational Facilities Authority (John Hopkins Health System (The)), Series 2015 A, Ref. RB	4.00%	05/15/2040	75	82,277
Maryland (State of) Health & Higher Educational Facilities Authority (Meritus Medical Center), Series 2015 A, Ref. RB	5.00%	07/01/2040	100	112,615
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2025	100	116,059
Montgomery (County of), MD, Series 2016 A, GO Bonds	5.00%	12/01/2025	150	170,663
				864,936
Massachusetts-4.46%
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2029	35	40,444
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2030	40	46,223
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	4.50%	07/01/2034	85	96,457
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2025	50	58,088
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	3.00%	04/01/2044	295	310,844
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	4.00%	04/01/2046	150	165,761
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2019 A, Ref. GO Bonds	5.00%	01/01/2025	$50	$57,070
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2025	250	293,724
Massachusetts (State of) Port Authority, Series 2015 A, RB	5.00%	07/01/2045	100	115,413
Massachusetts (State of) School Building Authority, Series 2015 C, Ref. RB(a)(b)	5.00%	08/15/2025	70	81,620
Massachusetts (State of) School Building Authority, Series 2015 C, Ref. RB	5.00%	08/15/2029	200	232,769
Massachusetts (State of) School Building Authority, Series 2015 C, Ref. RB	5.00%	08/15/2037	200	232,715
University of Massachusetts Building Authority, Series 2015 1, RB	5.00%	11/01/2040	100	116,712
				1,847,840
Michigan-2.51%
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2030	10	11,656
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2032	375	435,697
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2038	30	34,719
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2015, Ref. RB	5.00%	08/01/2025	300	336,357
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2016, RB	5.00%	11/01/2044	100	115,259
Michigan (State of) Finance Authority (Great Lakes Water), Series 2014 C-3, RB, (INS - AGM)(c)	5.00%	07/01/2025	60	67,222
Michigan (State of) Finance Authority (Trinity Health Corp.), Series 2015, Ref. RB	5.00%	12/01/2025	35	40,386
				1,041,296
Minnesota-0.83%
St. Paul (City of), MN Housing & Redevelopment Authority (Healthpartners Obligated Group), Series 2015 A, Ref. RB	5.00%	07/01/2028	300	345,056
Mississippi-0.28%
Mississippi (State of), Series 2015 C, Ref. GO Bonds	5.00%	10/01/2025	100	117,039
Missouri-0.70%
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2015 A, RB	4.00%	01/01/2045	10	10,863
Missouri (State of) Highway & Transportation Commission, Series 2014 A, Ref. RB	5.00%	05/01/2025	250	278,107
				288,970
Nebraska-0.20%
Public Power Generation Agency (Whelan Energy Center Unit), Series 2015, Ref. RB	5.00%	01/01/2028	75	84,777
Nevada-1.37%
Clark (County of), NV Department of Aviation, Series 2015 A, Ref. RB	5.00%	07/01/2040	210	240,176
Clark County School District, Series 2017 A, Ref. GO Bonds	5.00%	06/15/2025	170	196,027
Nevada (State of), Series 2015 B, Ref. GO Bonds	5.00%	11/01/2025	115	132,365
				568,568
New Jersey-3.37%
New Jersey (State of), Series 2014, GO Bonds(a)(b)	5.00%	06/01/2025	200	231,306
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2025	180	207,429
New Jersey (State of) Economic Development Authority, Series 2015 XX, Ref. RB	5.00%	06/15/2025	250	287,206
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	5.00%	07/01/2025	200	231,731
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	5.00%	06/15/2025	100	110,976
New Jersey (State of) Transportation Trust Fund Authority, Series 2015 AA, RB	5.25%	06/15/2031	100	115,598
New Jersey (State of) Turnpike Authority, Series 2014 C, Ref. RB	5.00%	01/01/2025	70	79,574
New Jersey (State of) Turnpike Authority, Series 2015 E, RB	5.00%	01/01/2045	115	129,748
				1,393,568
New York-17.20%
Metropolitan Transportation Authority, Series 2015 C-1, Ref. RB	5.00%	11/15/2029	265	305,498
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2025	200	232,449
Metropolitan Transportation Authority (Green Bonds), Series 2017 A2, Ref. RB	5.00%	11/15/2025	200	232,449
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	05/01/2027	75	86,436
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	05/01/2030	70	80,365
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	10/15/2030	100	116,519
New York (City of), NY, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2028	200	227,407
New York (City of), NY, Series 2015 FF, Ref. RB	5.00%	06/15/2029	90	103,882
New York (City of), NY, Series 2015 FF, Ref. RB	5.00%	06/15/2039	200	229,030
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2025	110	128,026
New York (City of), NY Transitional Finance Authority, Series 2015 A1, RB	5.00%	08/01/2037	85	98,057
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2015 A-1, RB	5.00%	08/01/2031	$300	$347,383
New York (City of), NY Transitional Finance Authority, Series 2015 B-1, RB	5.00%	11/01/2032	180	210,031
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2040	200	230,242
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	11/01/2025	100	117,277
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2025	50	58,638
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	02/15/2025	100	110,143
New York (State of) Dormitory Authority, Series 2014 E, Ref. RB	5.00%	02/15/2044	200	225,660
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	03/15/2025	200	230,077
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	03/15/2030	100	114,208
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	03/15/2032	85	96,868
New York (State of) Dormitory Authority, Series 2015 B, RB(a)	5.00%	02/15/2025	105	120,430
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	02/15/2027	40	45,678
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2031	200	232,338
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2033	175	203,011
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	02/15/2044	90	101,547
New York (State of) Dormitory Authority, Series 2015 E, Ref. RB	4.00%	03/15/2027	150	169,277
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2025	100	116,542
New York (State of) Dormitory Authority, Series 2020 A, RB, (INS - AGM)(c)	5.00%	10/01/2025	200	233,663
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2025	100	115,003
New York (State of) Dormitory Authority (Barnard College), Series 2015 A, Ref. RB	5.00%	07/01/2043	200	228,397
New York (State of) Thruway Authority, Series 2014 K, Ref. RB	5.00%	01/01/2025	110	125,299
New York (State of) Thruway Authority, Series 2014 K, Ref. RB	5.00%	01/01/2028	200	226,893
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2033	95	109,776
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	4.00%	11/15/2045	210	228,734
New York State Urban Development Corp., Series 2015 A, Ref. RB	5.00%	03/15/2033	150	173,887
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2025	100	115,789
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)(b)	5.00%	10/15/2024	120	135,976
Triborough Bridge & Tunnel Authority, Series 2008 B-3, RB	5.00%	11/15/2034	405	471,936
Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	06/15/2027	260	301,093
Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2036	75	87,621
				7,123,535
North Carolina-1.57%
Charlotte (City of), NC, Series 2015, Ref. RB	5.00%	07/01/2025	110	127,921
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2025	100	115,432
North Carolina (State of) (Vehicle-Garvee), Series 2015, RB	5.00%	03/01/2027	150	170,987
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2015 B, Ref. RB(a)(b)	5.00%	10/01/2025	200	234,328
				648,668
Ohio-1.70%
Bowling Green State University, Series 2016 A, RB	5.00%	06/01/2042	100	115,460
Columbus (City of), OH, Series 2014, Ref. RB	5.00%	06/01/2025	25	28,408
Columbus (City of), OH, Series 2016 1, Ref. GO Bonds	5.00%	07/01/2025	150	174,205
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2025	100	115,131
Ohio (State of), Series 2017 A, GO Bonds	5.00%	05/01/2032	150	172,485
Ohio (State of) (Garvee), Series 2018 1, RB	5.00%	12/15/2025	85	100,158
				705,847
Oklahoma-0.28%
Tulsa (City of), OK Public Facilities Authority, Series 2019, RB	5.00%	06/01/2025	100	115,351
Pennsylvania-4.49%
Monroeville Finance Authority, Series 2012, RB	5.00%	02/15/2025	105	119,904
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2025	95	109,000
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2028	500	573,332
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2033	100	114,138
Pennsylvania (Commonwealth of), First Series 2016, Ref. GO Bonds	5.00%	09/15/2025	120	140,041
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2015 A, Ref. RB	5.00%	09/01/2045	35	39,403
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2015, Ref. RB	5.00%	09/01/2039	100	112,768
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2015, Ref. RB	5.00%	08/15/2040	$100	$114,751
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016, Ref. RB	5.00%	06/01/2027	200	233,917
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016, Ref. RB	5.00%	06/01/2030	150	174,765
Westmoreland (County of), PA Municipal Authority, Series 2016, Ref. RB, (INS - BAM)(c)	5.00%	08/15/2038	110	126,312
				1,858,331
South Carolina-1.13%
Charleston (City of), SC, Series 2015, RB(a)(b)	5.00%	01/01/2025	200	228,187
South Carolina (State of) Public Service Authority, Series 2015 A, Ref. RB	5.00%	12/01/2050	210	239,655
				467,842
Tennessee-0.49%
Jackson (City of), TN (Jackson-Madison County Hospital), Series 2015, Ref. RB(a)	4.00%	04/01/2041	25	27,099
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2015 C, GO Bonds(a)(b)	5.00%	07/01/2025	40	46,393
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	5.00%	01/01/2025	10	11,404
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	5.00%	07/01/2025	5	5,803
Tennessee (State of) School Bond Authority, Series 2015 B, RB(a)(b)	5.00%	11/01/2025	10	11,715
Tennessee (State of) School Bond Authority, Series 2015 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2025	85	99,902
				202,316
Texas-10.18%
Austin (City of), TX, Series 2015, Ref. GO Bonds	2.95%	09/01/2027	180	195,209
Corpus Christi (City of), TX, Series 2015, RB	5.00%	07/15/2040	100	114,388
Dallas (City of), TX, Series 2014, Ref. GO Bonds	5.00%	02/15/2025	75	82,695
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2025	50	58,798
Dallas Independent School District, Series 2016 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2025	200	228,938
Harris (County of), TX, Series 2015 A, Ref. GO Bonds	5.00%	10/01/2027	70	81,957
Harris (County of), TX, Series 2015 A, Ref. GO Bonds	5.00%	10/01/2029	155	181,025
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2025	200	235,021
Lewisville Independent School District, Series 2016 B, Ref. GO Bonds	5.00%	08/15/2028	115	133,422
Metropolitan Transit Authority of Harris County, Series 2016 A, Ref. RB	5.00%	11/01/2025	130	152,626
North Texas Municipal Water District, Series 2015, Ref. RB	5.00%	09/01/2029	200	232,375
North Texas Tollway Authority, Series 2015 A, Ref. RB	5.00%	01/01/2032	100	113,053
North Texas Tollway Authority, Series 2015 A, Ref. RB	5.00%	01/01/2033	200	225,975
North Texas Tollway Authority, Series 2015 A, Ref. RB	5.00%	01/01/2035	115	129,710
Permanent University Fund - University of Texas System, Series 2014 B, Ref. RB	5.00%	07/01/2025	145	162,253
Rockwall Independent School District, Series 2016, GO Bonds(a)(b)	5.00%	02/15/2025	175	200,584
SA Energy Acquisition Public Facility Corp., Series 2007, RB	5.50%	08/01/2025	100	116,572
Tarrant (County of), TX Regional Water District, Series 2015, Ref. RB	5.00%	03/01/2029	150	171,193
Texas (State of), Series 2015 A, Ref. GO Bonds	5.00%	10/01/2027	150	175,185
Texas (State of), Series 2015 A, Ref. GO Bonds	5.00%	10/01/2028	100	116,624
Texas (State of), Series 2015 A, Ref. GO Bonds	5.00%	10/01/2035	200	231,846
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2030	305	356,659
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2040	115	133,710
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2045	100	115,771
Texas Municipal Gas Acquisition & Supply Corp. III, Series 2021, Ref. RB	5.00%	12/15/2025	100	116,092
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2025	135	154,895
				4,216,576
Utah-0.56%
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/15/2025	140	162,423
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/15/2025	60	69,495
				231,918
Vermont-0.06%
University of Vermont & State Agricultural College, Series 2015, Ref. RB	5.00%	10/01/2045	20	22,992
Virginia-1.25%
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	4.00%	10/01/2025	75	84,968
Virginia (State of) College Building Authority, Series 2015 A, RB(a)(b)	5.00%	02/01/2025	40	45,794
Virginia (State of) College Building Authority (21st Century College), Series 2020, RB	5.00%	02/01/2025	130	148,697
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (State of) Commonwealth Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2025	$120	$138,615
Virginia Public School Authority, Series 2014, Ref. RB	4.00%	08/01/2025	90	98,596
				516,670
Washington-3.70%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	30	35,311
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	75	88,277
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	75	88,277
Energy Northwest (Columbia Generating Station), Series 2015 A, Ref. RB	5.00%	07/01/2029	100	115,326
Energy Northwest (Columbia Generating Station), Series 2015 A, Ref. RB	5.00%	07/01/2032	75	86,322
King (County of), WA, Series 2015, Ref. GO Bonds(a)(b)	5.00%	01/01/2025	115	131,261
King (County of), WA, Series 2015, Ref. RB(a)(b)	5.00%	01/01/2025	40	45,656
Washington (State of), Series 2015 A-1, GO Bonds	5.00%	08/01/2031	200	231,667
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2026	15	17,037
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2029	115	130,350
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2033	200	226,433
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2025	250	290,870
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2014, Ref. RB	5.00%	03/01/2038	40	45,058
				1,531,845
Wisconsin-1.15%
Wisconsin (State of), Series 2015, Ref. GO Bonds	5.00%	05/01/2027	165	189,915
Wisconsin (State of), Series 2017 A, GO Bonds	5.00%	05/01/2027	250	287,751
				477,666
TOTAL INVESTMENTS IN SECURITIES(d)-98.50% (Cost $40,533,716)				40,787,939
OTHER ASSETS LESS LIABILITIES-1.50%				620,823
NET ASSETS-100.00%				$41,408,762

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.05%
Alabama-1.30%
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 B, Ref. RB(a)	5.00%	09/01/2026	$20	$24,135
Mobile (City of), AL Infirmary Health System Special Care Facilities Financing Authority, Series 2016 A, RB	4.00%	02/01/2046	200	217,098
Tuscaloosa (City of), AL Board of Education, Series 2016, Revenue Wts.(a)(b)	5.00%	08/01/2026	60	72,297
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	3.63%	09/01/2041	20	21,846
				335,376
Arizona-0.92%
Arizona State University (Green Bonds), Series 2016 B, RB	5.00%	07/01/2042	200	236,801
California-18.72%
Alameda (City of), CA Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS - AGM)(c)	4.00%	10/01/2037	100	112,437
Alameda (County of), CA Joint Powers Authority (Juvenile Justice), Series 2016, Ref. RB	4.00%	12/01/2034	25	28,641
Anaheim City School District, Series 2016, GO Bonds	3.00%	08/01/2046	100	104,947
California (State of), Series 2016, GO Bonds	5.00%	09/01/2029	25	30,077
California (State of), Series 2016, GO Bonds	3.00%	09/01/2046	5	5,275
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2032	420	505,292
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2033	100	120,204
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2026	130	157,321
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2036	100	119,496
California (State of), Series 2018, GO Bonds	5.00%	10/01/2026	15	17,802
California (State of), Series 2018, GO Bonds	5.00%	10/01/2026	60	72,429
California (State of), Series 2018, Ref. GO Bonds	5.00%	08/01/2026	50	60,053
California (State of), Series 2020, GO Bonds	3.00%	03/01/2026	100	110,172
California (State of) Educational Facilities Authority (Pepperdine University), Series 2016, Ref. RB	5.00%	10/01/2046	20	23,196
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2016 A, Ref. RB	4.00%	03/01/2039	55	60,866
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2015, Ref. RB	5.00%	11/15/2026	10	11,760
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	4.00%	08/15/2039	70	79,093
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health System), Series 2016 A, Ref. RB	4.00%	10/01/2047	25	28,136
California (State of) Health Facilities Financing Authority (Providence St. Joseph Healthcare), Series 2016 A, Ref. RB	3.00%	10/01/2047	250	261,670
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB(a)(b)	5.00%	11/15/2026	40	48,694
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	5.00%	11/15/2046	60	71,178
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital), Series 2017, Ref. RB	5.00%	10/15/2047	200	233,143
California (State of) Public Works Board, Series 2015 F, Ref. RB	5.00%	05/01/2026	35	40,234
California (State of) Public Works Board, Series 2016 A, Ref. RB	4.00%	11/01/2032	220	253,380
California (State of) Public Works Board, Series 2016 C, Ref. RB	5.00%	11/01/2026	25	30,200
California (State of) Public Works Board, Series 2017 B, Ref. RB	5.00%	10/01/2026	30	36,151
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2041	100	117,650
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2045	100	117,129
Central Unified School District (Election of 2016), Series 2018 B, GO Bonds	4.00%	08/01/2048	200	223,559
Fresno Unified School District, Series 2002 A, Ref. GO Bonds, (INS - NATL)(c)	6.00%	08/01/2026	30	33,108
Grossmont Union High School District (Election of 2008), Series 2016 B, Ref. GO Bonds	3.00%	08/01/2045	5	5,251
Hayward Unified School District, Series 2017, GO Bonds, (INS - AGM)(c)	3.50%	08/01/2037	45	48,422
Imperial Irrigation District, Series 2016 C, Ref. RB	5.00%	11/01/2036	250	293,295
Imperial Irrigation District, Series 2016 C, Ref. RB	5.00%	11/01/2038	25	29,259
Irvine Ranch Water District, Series 2016, RB	5.25%	02/01/2046	30	35,917
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2026	120	143,365
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2041	50	58,385
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2046	100	116,201
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, Ref. RB	5.00%	07/01/2026	5	5,905
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	2.00%	07/01/2029	45	46,738
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	3.00%	07/01/2032	170	183,896
Metropolitan Water District of Southern California, Series 2020 A, Ref. RB	5.00%	07/01/2026	150	180,227
Montebello Unified School District (Election of 2016), Series 2016 A, GO Bonds	5.00%	08/01/2041	100	118,948
Palomar Health, Series 2016 B, Ref. GO Bonds	4.00%	08/01/2035	20	22,247
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Sacramento (County of), CA, Series 2016 B, Ref. RB	5.00%	07/01/2041	$30	$35,319
San Diego (City of), CA Public Facilities Financing Authority, Series 2015, Ref. RB	4.00%	05/15/2026	20	22,404
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2037	60	71,303
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2041	15	17,605
San Diego Unified School District, Series 2016 1, Ref. GO Bonds	4.00%	07/01/2032	20	22,948
San Diego Unified School District, Series 2016 R-5, Ref. GO Bonds	5.00%	07/01/2029	30	35,970
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 D, Ref. RB	5.00%	05/01/2026	35	41,696
San Francisco (City of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2032	40	47,870
Sweetwater Union High School District (Election of 2006), Series 2016 B, GO Bonds, (INS - AGM)(c)	3.38%	08/01/2040	80	84,153
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2046	25	29,373
Victor Valley Union High School District, Series 2016 A, Ref. GO Bonds, (INS - BAM)(c)	3.00%	08/01/2034	20	21,519
				4,831,509
Colorado-1.75%
Colorado (State of) Higher Education, Series 2014 A, Ref. COP	5.00%	11/01/2026	30	36,015
Denver (City & County of), CO (Convention Center Expansion), Series 2018 A, COP	5.38%	06/01/2043	215	254,593
Denver (City & County of), CO Airport System Revenue, Series 2016 A, Ref. RB	5.00%	11/15/2032	10	11,996
Denver City & County School District No. 1, Series 2016, Ref. GO Bonds	4.00%	12/01/2026	25	28,412
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2031	10	12,022
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2038	90	107,519
				450,557
Connecticut-1.28%
Connecticut (State of), Series 2015 F, GO Bonds	5.00%	11/15/2026	25	29,309
Connecticut (State of), Series 2016 A, RB	5.00%	09/01/2026	100	120,048
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2026	130	156,649
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2026	20	23,793
				329,799
District of Columbia-1.40%
District of Columbia, Series 2016 A, GO Bonds	5.00%	06/01/2030	50	59,403
District of Columbia, Series 2016 A, GO Bonds	5.00%	06/01/2032	175	207,399
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2041	15	17,912
District of Columbia, Series 2016 E, Ref. GO Bonds	5.00%	06/01/2031	35	42,230
District of Columbia Water & Sewer Authority, Series 2016 A, Ref. RB	5.00%	10/01/2030	15	17,738
District of Columbia Water & Sewer Authority, Series 2016 A, Ref. RB	5.00%	10/01/2031	15	17,731
				362,413
Florida-4.09%
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2035	100	113,519
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2028	75	90,051
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2029	40	47,945
Miami (City of) & Dade (County of), FL School Board, Series 2015 D, Ref. COP	5.00%	02/01/2028	25	29,221
Miami-Dade (County of), FL, Series 2015, Ref. RB	5.00%	10/01/2026	100	116,790
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2029	30	35,745
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2031	65	77,319
Miami-Dade (County of), FL, Series 2016 A, Ref. RB	5.00%	10/01/2041	100	118,932
Miami-Dade (County of), FL Expressway Authority, Series 2016 A, Ref. RB	5.00%	07/01/2029	125	147,700
Miami-Dade (County of), FL Transit System, Series 2015, Ref. RB	5.00%	07/01/2026	10	11,594
Orange (County of), FL School Board, Series 2016 C, Ref. COP	5.00%	08/01/2033	10	11,864
Orange (County of), FL School Board, Series 2016 C, Ref. COP	5.00%	08/01/2034	10	11,839
Orange (County of), FL School Board, Series 2017, Ref. COP	5.00%	08/01/2026	50	59,926
Port St. Lucie (City of), FL, Series 2016, Ref. RB	5.00%	09/01/2029	20	23,948
School District of Broward County, Series 2015 A, Ref. COP	5.00%	07/01/2026	55	63,705
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2026	10	11,825
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2027	25	29,528
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2028	25	29,458
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2032	20	23,436
				1,054,345
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-1.68%
DeKalb (County of), GA, Series 2006 B, Ref. RB, (INS - AGM)(c)	5.25%	10/01/2032	$70	$85,105
Main Street Natural Gas, Inc., Series 2007 A, RB	5.50%	09/15/2026	170	205,542
Metropolitan Atlanta Rapid Transit Authority, Series 2016 B, Ref. RB	5.00%	07/01/2030	35	41,770
Metropolitan Atlanta Rapid Transit Authority, Series 2016 B, Ref. RB	5.00%	07/01/2033	50	59,584
Sandy Springs (City of), GA Public Facilities Authority (City Center), Series 2015, RB(a)(b)	5.00%	05/01/2026	35	41,797
				433,798
Hawaii-0.87%
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	5.00%	10/01/2026	85	102,697
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2026	100	120,821
				223,518
Illinois-6.83%
Chicago (City of), IL, Series 2016 C, Ref. GO Bonds	5.00%	01/01/2038	100	115,564
Chicago O’Hare International Airport, Series 2015 B, Ref. RB	5.00%	01/01/2026	90	102,339
Chicago O’Hare International Airport, Series 2016 C, Ref. RB	5.00%	01/01/2029	10	11,733
Chicago O’Hare International Airport, Series 2016 C, Ref. RB	5.00%	01/01/2034	220	257,039
Chicago O’Hare International Airport, Series 2016 C, Ref. RB	5.00%	01/01/2038	100	116,578
Chicago O’Hare International Airport, Series 2017 E, RB	5.00%	01/01/2026	30	35,216
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2026	100	120,720
Illinois (State of), Series 2016, GO Bonds	4.00%	01/01/2031	85	93,848
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2026	400	474,840
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2026	215	254,517
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2016, RB	4.00%	07/01/2026	15	17,098
Illinois (State of) Toll Highway Authority, Series 2015 B, RB	5.00%	01/01/2036	55	63,886
Illinois (State of) Toll Highway Authority, Series 2016 A, Ref. RB	5.00%	12/01/2031	60	69,983
Sales Tax Securitization Corp., Series 2017 A, Ref. RB	5.00%	01/01/2026	25	29,225
				1,762,586
Indiana-0.33%
Indiana University, Series 2016 A, Ref. RB	5.00%	06/01/2028	25	29,726
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2026	45	54,465
				84,191
Iowa-0.63%
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2026	45	54,209
Iowa (State of) Higher Education Loan Authority (Grinnell College), Series 2017, RB	5.00%	12/01/2041	90	107,471
				161,680
Kentucky-0.65%
Kentucky (State of) Turnpike Authority, Series 2016 A, Ref. RB	5.00%	07/01/2028	20	23,785
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016, Ref. RB	5.00%	10/01/2029	20	23,817
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016, Ref. RB	5.00%	10/01/2030	100	118,929
				166,531
Louisiana-0.68%
Louisiana State Citizens Property Insurance Corp., Series 2016 A, Ref. RB	5.00%	06/01/2026	150	176,028
Maryland-1.63%
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2026	40	48,145
Maryland (State of), Series 2017 B, Ref. GO Bonds	5.00%	08/01/2026	65	78,236
Maryland (State of), Series 2018 B, GO Bonds	5.00%	08/01/2026	25	30,091
Maryland (State of) Department of Transportation, Series 2018, RB	5.00%	10/01/2028	75	90,487
Montgomery (County of), MD, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2026	100	120,980
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2026	25	30,321
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2026	20	22,107
				420,367
Massachusetts-4.45%
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2034	60	71,482
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	3.00%	09/01/2046	400	419,569
Massachusetts (Commonwealth of), Series 2017 D, Ref. GO Bonds	5.00%	07/01/2026	25	30,000
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2017 E, Ref. GO Bonds	5.00%	11/01/2026	$90	$109,109
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2026	20	24,000
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2026	70	82,293
Massachusetts (State of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB	5.00%	10/15/2026	300	363,206
Massachusetts (State of) School Building Authority, Series 2016 B, RB	5.00%	11/15/2046	40	47,999
				1,147,658
Michigan-2.31%
Michigan (State of) (Garvee), Series 2016, Ref. RB	5.00%	03/15/2026	115	136,288
Michigan (State of) Building Authority, Series 2016 I, Ref. RB	5.00%	10/15/2032	20	23,832
Michigan (State of) Building Authority, Series 2016 I, Ref. RB	5.00%	10/15/2033	40	47,621
Michigan (State of) Building Authority, Series 2016 I, Ref. RB	5.00%	04/15/2035	35	41,540
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	4.00%	11/15/2046	165	183,396
Michigan (State of) Hospital Finance Authority (Ascension Senior Credit Group), Series 2010, Ref. RB	5.00%	11/15/2047	45	53,479
Port Huron Area School District, Series 2016, GO Bonds, (INS - AGM)(c)	4.00%	05/01/2045	20	21,753
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2026	75	89,328
				597,237
Minnesota-0.23%
University of Minnesota, Series 2016 A, RB	5.00%	04/01/2041	50	58,428
Missouri-0.31%
Hazelwood School District, Series 2017 A, Ref. GO Bonds	3.00%	03/01/2029	35	37,623
St. Louis County Reorganized School District No. R-6, Series 2018, GO Bonds	5.00%	02/01/2026	35	41,382
				79,005
Nevada-1.01%
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	5.00%	11/01/2026	10	12,102
Clark County School District, Series 2015 C, Ref. GO Bonds	5.00%	06/15/2026	25	29,283
Clark County School District, Series 2017 A, Ref. GO Bonds	5.00%	06/15/2026	95	113,042
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2041	40	47,250
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2026	20	23,849
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2028	30	35,671
				261,197
New Jersey-3.29%
New Jersey (State of) Economic Development Authority, Series 2017 B, Ref. RB	5.00%	11/01/2026	200	239,500
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2043	280	330,021
New Jersey (State of) Turnpike Authority, Series 2016 A, Ref. RB	5.00%	01/01/2034	240	279,196
				848,717
New Mexico-1.10%
New Mexico (State of) (Capital), Series 2017 A, GO Bonds	5.00%	03/01/2026	240	285,081
New York-16.03%
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2015 A, Ref. RB	5.00%	05/01/2026	10	11,723
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2016 A, Ref. RB	5.00%	05/01/2030	20	23,999
Metropolitan Transportation Authority, Series 2006 B, RB, (INS - AGM)(c)	5.25%	11/15/2026	350	425,376
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2037	100	116,535
Metropolitan Transportation Authority, Series 2016 C-1, RB	4.00%	11/15/2041	250	275,242
Metropolitan Transportation Authority, Series 2016 C-1, RB	5.00%	11/15/2056	125	144,899
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	5.00%	11/15/2030	75	87,915
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-2, Ref. RB	5.00%	11/15/2026	160	190,877
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	05/01/2026	65	74,959
New York & New Jersey (States of) Port Authority, Series 2016 198, Ref. RB	5.25%	11/15/2056	100	119,724
New York & New Jersey (States of) Port Authority, Series 2016, Ref. RB	5.00%	11/15/2046	25	29,315
New York (City of), NY, Series 2016 A-1, GO Bonds	4.00%	08/01/2035	25	28,401
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2026	240	283,873
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2029	55	64,632
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2031	25	29,356
New York (City of), NY, Series 2016 CC1, Ref. RB	5.00%	06/15/2038	100	119,966
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2026	$70	$84,075
New York (City of), NY, Series 2016, Ref. RB	5.00%	06/15/2037	415	497,858
New York (City of), NY Municipal Water Finance Authority, Series 2016 CC, Ref. RB	4.00%	06/15/2046	100	112,153
New York (City of), NY Transitional Finance Authority, Series 2016 A-1, RB	5.00%	05/01/2040	35	41,078
New York (City of), NY Transitional Finance Authority, Series 2016 E-1, RB	5.00%	02/01/2030	90	105,761
New York (City of), NY Transitional Finance Authority, Series 2016 E-1, RB	5.00%	02/01/2037	35	40,878
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2028	10	11,748
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2030	15	17,582
New York (City of), NY Transitional Finance Authority, Series 2016, RB	4.00%	05/01/2030	15	17,036
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2026	30	36,289
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2033	40	47,689
New York (State of) Dormitory Authority, Series 2016 D, Ref. RB	5.00%	02/15/2026	35	41,457
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2026	100	118,449
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2026	10	11,831
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2026	50	59,225
New York (State of) Dormitory Authority, Series 2018 1, Ref. RB	5.00%	01/15/2026	45	52,787
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2026	15	17,843
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2026	60	72,048
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2026	5	5,948
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2026	35	41,634
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2026	125	149,707
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2026	20	23,960
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2046	165	191,133
New York State Environmental Facilities Corp., Series 2016, Ref. RB	5.00%	06/15/2029	25	29,834
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2028	25	29,488
New York State Urban Development Corp., Series 2016 A, Ref. RB	4.00%	03/15/2036	40	44,875
Utility Debt Securitization Authority, Series 2016 A, Ref. RB	5.00%	12/15/2032	25	29,625
Utility Debt Securitization Authority, Series 2016 A, Ref. RB	5.00%	12/15/2034	150	177,383
				4,136,166
North Carolina-1.04%
North Carolina (State of), Series 2016 A, Ref. GO Bonds	5.00%	06/01/2026	85	101,861
North Carolina (State of), Series 2018 A, GO Bonds	5.00%	06/01/2026	25	29,959
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2026	20	23,855
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	10/01/2026	15	18,036
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	10/01/2044	55	65,154
North Carolina Eastern Municipal Power Agency, Series 1993 B, Ref. RB(a)	6.00%	01/01/2026	25	30,526
				269,391
Ohio-2.04%
Columbus (City of), OH, Series 2015, Ref. RB	5.00%	06/01/2030	25	29,701
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2026	35	42,403
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2029	30	35,986
Miami University, Series 2017, Ref. RB	5.00%	09/01/2041	50	59,434
Ohio (State of), Series 2016 S, GO Bonds	5.00%	05/01/2031	70	82,755
Ohio (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2026	5	6,013
Ohio (State of), Series 2018 A, GO Bonds	5.00%	02/01/2031	85	99,656
Ohio (State of), Series 2018 A, GO Bonds	5.00%	02/01/2033	50	58,442
Ohio (State of), Series 2018 A, GO Bonds	5.00%	06/15/2034	40	46,885
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	06/01/2026	40	47,836
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	12/01/2026	15	18,214
				527,325
Oklahoma-0.46%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	5.00%	09/01/2026	50	59,998
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2026	10	11,925
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2029	15	18,086
Tulsa (County of), OK Industrial Authority (Jenks Public Schools), Series 2015, RB	5.00%	09/01/2026	25	28,990
				118,999
Oregon-0.73%
Oregon Health & Science University, Series 2016 B, Ref. RB	5.00%	07/01/2036	160	189,275
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-3.63%
Lycoming (County of), PA Authority (Pennsylvania College of Technology), Series 2016 A, Ref. RB	3.00%	10/01/2037	$100	$104,851
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2026	35	40,133
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds	5.00%	02/01/2029	300	351,728
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2026	30	35,711
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2028	150	179,808
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	4.00%	09/15/2030	65	74,001
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2032	80	96,281
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2036	45	53,262
				935,775
Rhode Island-0.41%
Rhode Island (State of) Turnpike & Bridge Authority, Series 2016 A, Ref. RB	5.00%	10/01/2040	40	46,751
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2026	50	59,718
				106,469
South Carolina-0.77%
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2031	150	176,709
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	4.00%	12/01/2056	20	22,324
				199,033
Tennessee-0.99%
Nashville & Davidson (Counties of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	5.00%	01/01/2026	50	59,003
Nashville & Davidson (Counties of), TN Metropolitan Government, Series 2016, Ref. GO Bonds(a)(b)	5.00%	07/01/2026	100	119,800
Tennessee (State of) School Bond Authority, Series 2017 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2026	35	42,355
Tennessee Energy Acquisition Corp., Series 2006 A, RB	5.25%	09/01/2026	30	35,303
				256,461
Texas-9.28%
Bexar (County of), TX, Series 2017, Ref. GO Bonds	5.00%	06/15/2030	60	71,425
Bexar (County of), TX, Series 2017, Ref. GO Bonds	5.00%	06/15/2043	220	260,592
Board of Regents of The University of Texas System, Series 2016 D, RB	5.00%	08/15/2026	135	162,475
Board of Regents of The University of Texas System (Green Bonds), Series 2016 B, RB	5.00%	08/15/2026	35	42,123
Dallas (City of), TX, Series 2015 A, Ref. RB	5.00%	10/01/2026	160	187,596
Dallas (County of), TX Utility & Reclamation District, Series 2016, Ref. GO Bonds	5.00%	02/15/2026	30	35,037
Fort Bend Independent School District, Series 2017 E, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	5	5,919
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2026	25	30,302
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2026	60	71,580
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	20	23,576
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	70	82,323
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	45	52,759
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	50	59,351
Humble Independent School District, Series 2015 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2026	25	27,756
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB	5.00%	07/01/2046	100	96,299
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB	5.00%	07/01/2051	200	190,506
North East Independent School District, Series 2007, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2026	30	35,792
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2026	35	42,290
San Antonio (City of), TX Water System, Series 2016 A, Ref. RB	5.00%	05/15/2031	15	17,739
Texas (State of), Series 2016 A, GO Bonds	5.00%	04/01/2026	200	238,112
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2037	30	35,252
Texas (State of) Transportation Commission State Highway Fund, Series 2016 A, RB	5.00%	10/01/2026	35	42,287
Texas A&M University, Series 2016 C, Ref. RB	4.00%	05/15/2029	30	34,056
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2030	75	88,183
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2036	395	462,492
				2,395,822
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah-0.49%
Utah (County of), UT (IHC Health Services, Inc.), Series 2016 B, RB	3.00%	05/15/2047	$95	$99,145
Utah (State of) Transit Authority, Series 2016, Ref. RB	3.00%	12/15/2028	25	27,186
				126,331
Virginia-2.25%
Hampton Roads Transportation Accountability Commission, Series 2021 A, RB	5.00%	07/01/2026	200	238,900
Richmond (City of), VA, Series 2016, Ref. RB	5.00%	01/15/2026	20	23,658
Virginia (Commonwealth of), Series 2015 B, Ref. GO Bonds	5.00%	06/01/2026	25	28,913
Virginia (State of) College Building Authority, Series 2016 A, RB	4.00%	02/01/2030	10	11,286
Virginia (State of) College Building Authority (21st Century College), Series 2019 C, Ref. RB	5.00%	02/01/2026	35	41,398
Virginia (State of) Commonwealth Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2026	200	237,210
				581,365
Washington-2.62%
Energy Northwest (Bonneville Power Administration), Series 2016 A, Ref. RB	5.00%	07/01/2028	50	59,625
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2029	15	18,123
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	50	60,248
King County School District No. 411 Issaquah, Series 2016, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.00%	12/01/2030	10	10,922
University of Washington, Series 2016 A, Ref. RB	5.25%	12/01/2046	200	242,239
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2030	10	11,725
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2030	40	47,900
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2032	10	11,965
Washington (State of), Series 2016 R, Ref. GO Bonds	5.00%	08/01/2028	35	41,984
Washington (State of), Series 2016 R, Ref. GO Bonds	5.00%	08/01/2030	25	29,938
Washington (State of), Series 2016 R, Ref. GO Bonds	5.00%	07/01/2032	30	35,150
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2026	90	106,452
				676,271
Wisconsin-1.85%
Wisconsin (State of), Series 2018 A, RB	5.00%	06/01/2026	200	239,180
Wisconsin (State of), Series 2019 A, Ref. RB	5.00%	05/01/2026	60	71,335
Wisconsin (State of) Department of Transportation, Series 2017 2, Ref. RB	5.00%	07/01/2026	20	23,980
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB(a)(b)	3.13%	05/15/2026	25	27,687
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	4.50%	11/15/2039	100	114,755
				476,937
TOTAL INVESTMENTS IN SECURITIES(d)-98.05% (Cost $24,921,178)				25,302,442
OTHER ASSETS LESS LIABILITIES-1.95%				502,434
NET ASSETS-100.00%				$25,804,876

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2021
(Unaudited)
Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2027 Municipal Bond ETF (BSMR)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.12%
Arizona-2.03%
Arizona (State of), Series 2019 A, Ref. COP(a)	5.00%	10/01/2027	$100	$124,060
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2027	200	243,209
				367,269
California-18.78%
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 F-1, RB	4.00%	04/01/2056	10	11,473
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	5.00%	04/01/2027	25	30,527
Beverly Hills Unified School District, Series 2019 A, GO Bonds	3.00%	08/01/2044	150	159,689
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2027	15	18,008
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2030	50	61,993
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2027	200	244,921
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2027	100	124,111
California (State of), Series 2020, GO Bonds	3.00%	03/01/2027	370	413,986
California (State of), Series 2020, GO Bonds	5.00%	11/01/2027	75	93,284
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Series 2017 A-1, RB	5.00%	11/01/2027	135	168,088
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	4.00%	11/15/2040	50	58,123
East Bay Municipal Utility District Water System Revenue, Series 2017 B, Ref. RB	5.00%	06/01/2031	25	30,740
Etiwanda School District (Election of 2016), Series 2017 A, GO Bonds	5.00%	08/01/2046	180	217,270
Jurupa Unified School District, Series 2017 B, GO Bonds	4.00%	08/01/2041	55	62,767
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2027	30	36,897
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2044	300	360,487
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2027	45	53,244
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2042	200	243,171
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2027	10	12,410
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2027	10	12,361
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	4.00%	08/01/2047	45	51,082
Norman Y Mineta San Jose International Airport SJC, Series 2017 B, Ref. RB	5.00%	03/01/2042	10	12,045
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2038	200	247,965
San Diego (City of), CA Association of Governments (Mid Coast Corridor; Green Bonds), Series 2019, RB	1.80%	11/15/2027	250	261,001
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2017 A, GO Bonds	5.00%	08/01/2047	90	108,712
San Jose Unified School District (Election of 2012), Series 2018 E, GO Bonds	4.00%	08/01/2042	100	114,453
Santa Monica (City of), CA Public Financing Authority (Green Bonds), Series 2017, RB	4.00%	07/01/2047	20	22,850
Turlock (City of), CA Irrigation District, Series 2016, Ref. RB	5.00%	01/01/2046	130	156,498
				3,388,156
Colorado-0.94%
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.50%	12/01/2027	85	108,433
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2027	10	12,444
Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2027	40	49,673
				170,550
Connecticut-1.13%
Connecticut (State of), Series 2016 A, RB	5.00%	09/01/2027	25	29,934
Connecticut (State of), Series 2016 B, Ref. GO Bonds	5.00%	05/15/2027	25	29,758
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2027	20	24,465
University of Connecticut, Series 2017 A, RB	5.00%	01/15/2033	100	119,823
				203,980
District of Columbia-4.04%
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2035	600	728,674
Florida-3.91%
Florida (State of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2027	40	48,061
Florida (State of), Series 2016 A, Ref. RB	5.00%	07/01/2027	45	54,045
Miami (City of) & Dade (County of), FL School Board, Series 2016 B, Ref. COP	5.00%	08/01/2027	20	23,838
Miami (City of), FL Health Facilities Authority (Miami Jewish Health), Series 2017, Ref. RB	5.13%	07/01/2046	100	101,963
Miami-Dade (County of), FL, Series 2017 A, RB	3.38%	10/01/2047	40	43,700
Miami-Dade (County of), FL Water & Sewer System, Series 2017 B, Ref. RB	5.00%	10/01/2027	45	55,763
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Orange (County of), FL School Board, Series 2016 B, Ref. COP	5.00%	08/01/2027	$10	$12,036
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017, RB	5.00%	07/01/2047	305	365,708
				705,114
Georgia-5.44%
Atlanta (City of), GA, Series 2018, Ref. RB	5.00%	11/01/2041	55	67,611
Georgia (State of), Series 2016 E, Ref. GO Bonds	5.00%	12/01/2027	200	242,983
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	01/01/2027	540	658,477
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	07/01/2027	10	12,158
				981,229
Hawaii-1.09%
Hawaii (State of), Series 2016 FB, GO Bonds	5.00%	04/01/2027	10	11,863
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2027	35	42,918
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2027	50	61,991
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2027	65	79,415
				196,187
Idaho-0.48%
Idaho (State of) Housing & Finance Association, Series 2017 A, Ref. RB	5.00%	07/15/2027	70	85,834
Illinois-6.58%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	200	248,066
Chicago O’Hare International Airport, Series 2017 C, Ref. RB	5.00%	01/01/2041	100	119,177
Illinois (State of), Series 2016, Ref. GO Bonds	5.00%	02/01/2027	100	119,400
Illinois (State of), Series 2017 C, GO Bonds	5.00%	11/01/2029	100	120,175
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2027	200	242,027
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	01/01/2027	95	115,206
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2030	25	30,257
Illinois (State of) Finance Authority (The University of Chicago), Series 2018 A, RB	5.00%	10/01/2048	25	30,487
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2027	135	163,189
				1,187,984
Indiana-0.54%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2027	40	48,452
Indianapolis (City of), IN Department of Public Utilities, Series 2016 B, Ref. RB	5.00%	10/01/2027	40	48,295
				96,747
Kansas-0.06%
Johnson (County of), KS Public Building Commission, Series 2018 A, RB	4.00%	09/01/2027	10	11,531
Louisiana-1.17%
Jefferson (Parish of), LA Sales Tax District, Series 2019 B, RB, (INS - AGM)(b)	5.00%	12/01/2042	50	61,413
Louisiana (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2027	100	119,734
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2027	25	30,755
				211,902
Maryland-2.93%
Maryland (State of), Second Series 2019 A, GO Bonds	5.00%	08/01/2027	245	303,514
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2027	15	18,390
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2027	25	30,971
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2029	15	18,565
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2030	20	24,477
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	5.00%	05/15/2045	110	132,975
				528,892
Massachusetts-3.71%
Massachusetts (Commonwealth of), Series 2005, Ref. RB, (INS - NATL)(b)	5.50%	01/01/2027	50	61,263
Massachusetts (Commonwealth of), Series 2017 C, Ref. GO Bonds	5.00%	10/01/2027	15	18,636
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2027	30	37,026
Massachusetts (State of) Development Finance Agency (Caregroup), Series 2016 I, Ref. RB	5.00%	07/01/2027	465	551,930
				668,855
Michigan-0.85%
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017 A, Ref. RB	5.00%	12/01/2037	125	153,686
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-0.27%
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2027	$30	$36,298
Minnesota (State of), Series 2017 D, Ref. GO Bonds	5.00%	10/01/2027	10	12,437
				48,735
Mississippi-0.07%
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2027	10	12,424
Missouri-1.77%
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2027	200	244,712
St. Louis (City of), MO, Series 2005, RB, (INS - NATL)(b)	5.50%	07/01/2027	60	75,167
				319,879
Nebraska-0.16%
Omaha (City of), NE Public Power District, Series 2016 A, Ref. RB	5.00%	02/01/2027	25	29,473
New Jersey-2.30%
New Jersey (State of) Economic Development Authority, Series 2017 A, RB	4.00%	11/01/2027	75	87,642
New Jersey (State of) Economic Development Authority, Series 2017 A, RB	5.00%	11/01/2027	100	122,846
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2029	100	123,233
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2030	25	30,717
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	4.00%	07/01/2041	25	28,167
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	4.00%	07/01/2036	20	22,664
				415,269
New Mexico-0.63%
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2017, Ref. RB	4.00%	08/01/2039	100	113,830
New York-17.43%
Albany (County of), NY, Series 2018, GO Bonds	5.00%	04/01/2027	45	53,320
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2039	200	238,174
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	450	533,210
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2047	100	118,728
Metropolitan Transportation Authority (Green Bonds), Series 2017 B, Ref. RB	5.00%	11/15/2027	205	249,789
Metropolitan Transportation Authority (Green Bonds), Series 2017 C1, Ref. RB	5.00%	11/15/2027	50	60,924
New York & New Jersey (States of) Port Authority, Series 2018, Ref. RB	5.00%	07/15/2027	70	86,527
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.25%	11/15/2057	100	123,634
New York (City of), NY, Series 2008 J9, GO Bonds	5.00%	08/01/2027	35	41,877
New York (City of), NY, Series 2017, Ref. RB	5.00%	06/15/2037	140	169,980
New York (City of), NY, Series 2018 DD, Ref. RB	5.00%	06/15/2032	15	18,544
New York (City of), NY Transitional Finance Authority, Series 2017 A, RB	3.50%	02/01/2038	45	49,275
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2037	25	30,550
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2027	35	42,993
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2031	35	42,664
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2036	100	121,368
New York (City of), NY Trust for Cultural Resources (Museum of Modern Arts (The)), Series 2016, Ref. RB	4.00%	04/01/2027	35	40,531
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2027	60	72,363
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2032	140	168,776
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2041	150	182,640
New York (State of) Dormitory Authority, Series 2018 1, Ref. RB	5.00%	01/15/2027	35	42,216
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2027	195	238,447
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2018 A, Ref. RB	5.00%	08/01/2027	35	42,491
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	100	118,856
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2027	30	36,970
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2027	40	47,219
New York State Urban Development Corp., Series 2017 A, Ref. RB	5.00%	03/15/2033	20	24,143
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2027	10	12,261
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2047	10	12,058
Utility Debt Securitization Authority, Series 2017, RB	5.00%	12/15/2039	100	123,876
				3,144,404
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-0.60%
Mecklenburg (County of), NC, Series 2017 A, GO Bonds	4.00%	04/01/2029	$40	$46,588
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2027	20	24,572
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2029	30	36,709
				107,869
Ohio-1.87%
Franklin (County of), OH (Trinity Health Credit), Series 2017, RB	4.00%	12/01/2046	145	164,334
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2027	20	24,862
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/15/2027	10	12,390
Ohio (State of), Series 2017 U, Ref. GO Bonds	5.00%	05/01/2027	10	12,286
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	12/01/2027	50	62,389
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2029	20	24,596
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2031	30	36,770
				337,627
Oklahoma-0.65%
Tulsa (County of), OK Industrial Authority (Broken Arrow Public Schools), Series 2019 A, RB	5.00%	09/01/2027	95	116,808
Oregon-1.16%
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2029	70	86,242
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2031	100	122,418
				208,660
Pennsylvania-3.56%
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB	5.00%	02/15/2045	100	119,561
Pennsylvania (Commonwealth of), First Series 2016, Ref. GO Bonds	5.00%	09/15/2027	40	47,970
Pennsylvania (Commonwealth of), First Series 2017, Ref. GO Bonds	5.00%	01/01/2027	195	236,585
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2027	100	119,924
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds	5.00%	07/15/2027	35	43,090
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	5.00%	06/01/2027	15	17,798
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2017, Ref. RB	4.00%	07/01/2035	50	57,842
				642,770
Rhode Island-0.16%
Rhode Island Health and Educational Building Corp. (Brown University), Series 2017 A, Ref. RB	4.00%	09/01/2037	25	28,543
South Carolina-0.40%
Lexington County Health Services District, Inc. (Lexmed Obligated Group), Series 2017, Ref. RB	4.00%	11/01/2031	10	11,469
South Carolina (State of) Transportation Infrastructure Bank, Series 2017 A, Ref. RB	5.00%	10/01/2039	50	61,097
				72,566
South Dakota-0.19%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2017, Ref. RB	4.00%	07/01/2042	30	33,673
Tennessee-0.16%
Tennessee Energy Acquisition Corp., Series 2006 C, RB	5.00%	02/01/2027	25	29,538
Texas-7.01%
Bexar (County of), TX Hospital District, Series 2018, GO Bonds	5.00%	02/15/2048	75	88,820
Fort Bend Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	45	55,189
Fort Bend Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	40	48,994
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2027	50	62,152
Metropolitan Transit Authority of Harris County, Series 2016 A, Ref. RB	5.00%	11/01/2027	175	212,156
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2048	30	35,516
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2027	30	37,052
San Antonio (City of), TX, Series 2017, RB	5.00%	02/01/2047	140	168,096
San Antonio (City of), TX, Series 2018, Ref. RB	5.00%	02/01/2027	150	182,667
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2032	65	80,108
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2033	175	215,641
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas (State of) Water Development Board, Series 2016, RB	5.00%	04/15/2027	$25	$30,214
Texas (State of) Water Development Board, Series 2017 A, RB	4.00%	10/15/2032	15	17,718
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2027	25	30,703
				1,265,026
Virginia-1.51%
University of Virginia, Series 2017 A, Ref. RB	5.00%	04/01/2039	160	195,336
Virginia (State of) College Building Authority, Series 2016 A, RB	5.00%	02/01/2027	50	59,072
Virginia (State of) College Building Authority, Series 2019 A, RB	5.00%	02/01/2027	5	6,097
Virginia (State of) Commonwealth Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2027	10	12,202
				272,707
Washington-2.74%
Energy Northwest (No. 3), Series 2018, Ref. RB	5.00%	07/01/2027	35	43,089
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2027	100	121,260
Puyallup School District No. 3 (Washing State School District Credit Enhancement Program), Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2035	25	30,422
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2033	10	12,248
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2027	20	24,727
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2029	35	43,143
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2040	80	96,124
Washington (State of), Series 2017 F, Ref. GO Bonds	5.00%	08/01/2030	30	36,911
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2027	10	12,363
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2032	60	73,499
				493,786
Wisconsin-1.80%
Wisconsin (State of), Series 2017 2, Ref. GO Bonds	5.00%	11/01/2027	20	24,543
Wisconsin (State of), Series 2017 3, Ref. GO Bonds	5.00%	11/01/2032	10	12,214
Wisconsin (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2027	235	288,387
				325,144
TOTAL INVESTMENTS IN SECURITIES(c)-98.12% (Cost $17,476,633)				17,705,321
OTHER ASSETS LESS LIABILITIES-1.88%				339,089
NET ASSETS-100.00%				$18,044,410

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2028 Municipal Bond ETF (BSMS)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.09%
Arizona-1.18%
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2037	$175	$215,699
Arkansas-0.20%
Fort Smith (City of), AR, Series 2018, Ref. RB	5.00%	10/01/2034	30	37,387
California-13.83%
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2028	105	129,421
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2037	200	251,144
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2028	100	127,122
California (State of) Statewide Communities Development Authority (Adventist Health System), Series 2018, Ref. RB	4.00%	03/01/2048	120	135,887
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2043	195	243,486
Chaffey Community College District, Series 2019 A, GO Bonds	3.00%	06/01/2046	185	196,492
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2043	200	248,858
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2031	55	69,705
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2043	150	187,273
Orange County Sanitation District, Series 2017 A, Ref. RB	5.00%	02/01/2028	100	122,119
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2018 A, RB	4.00%	10/01/2043	200	233,552
San Francisco (City of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2028	85	106,280
San Leandro Unified School District, Series 2020 A, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2043	150	174,040
Santa Ana Unified School District, Series 2021 B, GO Bonds, (INS - AGM)(a)	2.13%	08/01/2050	100	94,324
Santa Barbara Unified School District (Election of 2016), Series 2019 B, GO Bonds	4.00%	08/01/2044	50	57,983
University of California, Series 2018 O, Ref. RB	5.00%	05/15/2038	125	155,313
				2,532,999
Colorado-2.32%
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.50%	12/01/2028	50	65,612
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group), Series 2018, RB	4.00%	11/15/2048	25	28,561
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2028	10	12,405
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2031	40	49,942
University of Colorado, Series 2017 A-2, Ref. RB	4.00%	06/01/2038	230	268,775
				425,295
Connecticut-2.17%
Connecticut (State of), Series 2019 B, Ref. GO Bonds	5.00%	02/15/2028	100	124,976
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2028	230	273,144
				398,120
District of Columbia-1.71%
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2030	30	37,605
District of Columbia, Series 2020 A, RB	5.00%	03/01/2028	25	31,367
District of Columbia Water & Sewer Authority, Series 2018 B, RB	5.00%	10/01/2049	200	244,462
				313,434
Florida-3.10%
Central Florida Expressway Authority, Series 2018, RB	5.00%	07/01/2048	20	24,213
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	5.00%	07/01/2028	20	25,337
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2028	85	105,457
Hillsborough (County of), FL School Board (Master Lease Program), Series 2017, Ref. COP	5.00%	07/01/2028	35	42,232
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2028	25	31,130
Lee Memorial Health System, Series 2019 A-1, Ref. RB	5.00%	04/01/2028	15	18,641
Miami-Dade (County of), FL Transit System, Series 2018, RB	4.00%	07/01/2045	175	200,557
Miami-Dade (County of), FL Water & Sewer System, Series 2017 B, Ref. RB	5.00%	10/01/2028	40	49,421
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 1998 B, Ref. RB, (INS - NATL)(a)	5.50%	07/01/2028	40	48,844
South Broward Hospital District (South Broward Hospital District Obligated Group), Series 2018, RB	4.00%	05/01/2048	20	22,572
				568,404
Georgia-2.91%
Georgia (State of), Series 2018 A, GO Bonds	3.25%	07/01/2037	200	226,644
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2028	$50	$63,030
Municipal Electric Authority of Georgia (Plant Vogtle Units 3&4), Series 2019, RB	5.00%	01/01/2056	200	242,547
				532,221
Hawaii-0.06%
Hawaii (State of), Series 2018 FT, GO Bonds	3.25%	01/01/2035	10	11,058
Illinois-4.67%
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2028	50	62,966
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2028	100	120,899
Illinois (State of), Series 2018 A, GO Bonds	4.63%	05/01/2037	90	104,769
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2033	120	145,736
Illinois (State of) Toll Highway Authority, Series 2017 A, RB	5.00%	01/01/2039	250	304,335
Regional Transportation Authority, Series 2017 A, Ref. RB	5.00%	07/01/2028	75	92,089
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2040	5	6,056
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2048	15	17,979
				854,829
Indiana-1.19%
Indiana (State of) Finance Authority (Green Bonds), Series 2018 A, RB	5.00%	02/01/2033	175	217,839
Louisiana-0.16%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Bossier City), Series 2018, RB	4.00%	12/01/2043	25	29,035
Maryland-2.58%
Maryland (State of), Series 2018, GO Bonds	5.00%	08/01/2031	125	157,320
Maryland (State of), Series 2018, GO Bonds	4.00%	08/01/2032	200	239,090
Maryland (State of), Series 2020 A, GO Bonds	5.00%	03/15/2028	60	75,566
				471,976
Massachusetts-5.10%
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2028	55	69,266
Massachusetts (Commonwealth of), Series 2019 F, GO Bonds	5.00%	05/01/2028	210	264,468
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2028	200	255,011
Massachusetts (State of) Health & Educational Facilities Authority (Institute of Technology), Series 1998 I, RB	5.20%	01/01/2028	90	113,495
Massachusetts (State of) School Building Authority, Series 2018 A, RB	4.00%	02/15/2043	200	231,605
				933,845
Minnesota-1.03%
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2028	40	48,184
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2034	10	12,657
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2028	100	127,101
				187,942
Missouri-0.16%
Springfield School District No. R-12, Series 2017, Ref. GO Bonds	4.00%	03/01/2030	25	29,603
Nevada-1.69%
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2033	50	62,731
Clark (County of), NV (Las Vegas-McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2028	100	126,249
Las Vegas (City of), NV Convention & Visitors Authority, Series 2018 B, RB	5.00%	07/01/2043	100	120,763
				309,743
New Jersey-5.96%
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2028	195	242,334
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	3.25%	06/15/2039	220	233,897
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	3.50%	06/15/2046	150	160,549
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	5.25%	06/15/2043	200	245,072
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2030	60	74,467
South Jersey Port Corp., Series 2017 A, RB	5.00%	01/01/2049	115	135,153
				1,091,472
New York-20.18%
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2032	200	241,631
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2035	$70	$84,294
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	4.00%	11/15/2046	145	160,991
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	4.00%	11/15/2035	150	169,920
New York & New Jersey (States of) Port Authority, Series 2018, Ref. RB	5.00%	07/15/2030	150	188,614
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2036	100	124,526
New York (City of), NY, Series 2018 F-1, GO Bonds	5.00%	04/01/2033	90	111,462
New York (City of), NY, Series 2018 F-1, GO Bonds	5.00%	04/01/2043	100	122,506
New York (City of), NY, Series 2019 DD-1, RB	4.00%	06/15/2049	200	230,657
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2028	200	255,165
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2036	75	93,316
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2035	150	186,861
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2028	175	222,866
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2038	150	186,290
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2039	120	149,855
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2045	100	122,880
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2039	275	346,295
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2028	25	31,371
New York (State of) Dormitory Authority (Bid Group 4), Series 2018 C, Ref. RB	5.00%	03/15/2038	250	310,484
New York (State of) Dormitory Authority (Columbia University), Series 2018 B, Ref. RB	5.00%	10/01/2038	235	292,898
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2028	50	63,657
				3,696,539
North Carolina-1.37%
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2028	200	251,732
Ohio-3.09%
Columbus (City of), OH, Series 2016 3, Ref. GO Bonds	5.00%	02/15/2028	15	18,258
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2030	25	31,770
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2034	25	31,576
Miami Valley Career Technology Center, Series 2018, GO Bonds	3.75%	12/01/2047	35	39,278
Northeast Ohio Regional Sewer District, Series 2017, Ref. RB	3.25%	11/15/2040	30	33,184
Ohio (State of), Series 2016 A, Ref. GO Bonds	5.00%	09/01/2028	65	82,544
Ohio (State of) (Cleveland Clinic Health System), Series 2017, Ref. RB	4.00%	01/01/2036	125	144,731
Ohio (State of) Turnpike & Infrastructure Commission, Series 2018 A, RB	5.00%	02/15/2030	150	185,043
				566,384
Oregon-0.70%
University of Oregon, Series 2018 A, RB	5.00%	04/01/2048	105	128,442
Pennsylvania-5.19%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	4.00%	04/01/2037	20	22,798
Bucks (County of), PA Industrial Development Authority (St. Luke’s University Health Network), Series 2019, RB	3.00%	08/15/2050	180	187,213
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2028	200	250,597
Pennsylvania (Commonwealth of), Series 2016, Ref. GO Bonds	5.00%	01/15/2028	200	242,075
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A, RB	5.00%	12/01/2048	200	247,037
				949,720
South Carolina-0.59%
Spartanburg (City of), SC Regional Health Services District, Series 2017 A, Ref. RB	3.63%	04/15/2039	25	27,696
Spartanburg (City of), SC Regional Health Services District, Series 2017 A, Ref. RB	4.00%	04/15/2043	70	79,695
				107,391
Tennessee-0.61%
Nashville & Davidson (Counties of), TN Metropolitan Government, Series 2017, GO Bonds	4.00%	07/01/2028	95	111,531
Texas-9.15%
Dallas (City of), TX, Series 2018 C, RB	4.00%	10/01/2043	150	177,069
Dallas (County of), TX Utility & Reclamation District, Series 2016, Ref. GO Bonds	5.00%	02/15/2028	20	24,588
Grand Parkway Transportation Corp., Series 2018 A, RB	5.00%	10/01/2033	60	74,970
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2028	110	133,435
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2028	50	62,652
Hurst-Euless-Bedford Independent School District, Series 2017 A, Ref. GO Bonds	5.00%	08/15/2028	150	184,884
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2028	$20	$25,100
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2031	75	93,672
Texas (State of) Water Development Board, Series 2018 A, RB	4.00%	04/15/2048	130	149,987
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2030	200	254,563
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2049	150	186,504
Texas Municipal Gas Acquisition & Supply Corp. III, Series 2021, Ref. RB	5.00%	12/15/2028	250	309,119
				1,676,543
Utah-0.13%
Salt Lake (City of), UT (Salt Lake City International Airport), Series 2018 B, RB	5.00%	07/01/2048	20	24,352
Virginia-1.29%
Virginia (State of) Commonwealth Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2028	190	236,065
Washington-3.35%
Energy Northwest (No. 1), Series 2017 A, Ref. RB	5.00%	07/01/2028	100	123,031
Snohomish County School District No. 201 Snohomish, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2028	200	255,210
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2028	45	55,491
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2041	40	48,878
Whatcom (County of), WA Bellingham School District No. 501, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	105	131,205
				613,815
West Virginia-2.08%
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2037	125	155,909
West Virginia (State of) Hospital Finance Authority (University Health System), Series 2018 A, RB	4.00%	06/01/2051	200	224,738
				380,647
Wisconsin-0.34%
University of Wisconsin Hospitals & Clinics, Series 2018 A, Ref. RB	5.00%	04/01/2043	25	30,813
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group), Series 2019, Ref. RB	5.00%	11/15/2028	25	31,809
				62,622
TOTAL INVESTMENTS IN SECURITIES(b)-98.09% (Cost $17,706,831)				17,966,684
OTHER ASSETS LESS LIABILITIES-1.91%				350,125
NET ASSETS-100.00%				$18,316,809

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2029 Municipal Bond ETF (BSMT)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.25%
Alabama-1.02%
Madison (City of), AL Water & Wastewater Board, Series 2020, Ref. RB	3.00%	12/01/2050	$100	$106,898
University of Alabama (The), Series 2019 A, Ref. RB	4.00%	07/01/2034	45	53,306
				160,204
Arizona-1.24%
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2029	30	38,049
Maricopa (County of), AZ Special Health Care District, Series 2018 C, GO Bonds	5.00%	07/01/2029	125	156,025
				194,074
California-14.19%
California (State of), Series 2019, GO Bonds	5.00%	04/01/2032	65	82,934
California (State of), Series 2019, GO Bonds	4.00%	10/01/2044	175	206,424
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2029	75	97,346
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2032	25	31,898
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2032	50	64,639
California (State of), Series 2020, GO Bonds	5.00%	03/01/2029	130	166,626
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2019, RB	4.00%	11/15/2045	100	116,403
California State University, Series 2019 A, RB	5.00%	11/01/2049	100	127,335
East Bay Municipal Utility District Water System Revenue (Green Bonds), Series 2019 A, RB	5.00%	06/01/2049	200	252,914
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2036	100	129,423
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2045	100	124,806
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2049	100	124,362
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.25%	07/01/2049	70	88,500
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2029	65	84,419
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2037	40	50,840
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2045	160	204,500
Mount San Antonio Community College District (Election of 2018), Series 2019 A, GO Bonds	4.00%	08/01/2049	125	147,277
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2039	50	62,978
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2030	20	25,766
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	4.00%	08/01/2044	25	29,677
				2,219,067
Colorado-1.36%
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2029	30	38,061
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2019, Ref. RB	4.00%	11/15/2043	5	5,870
Colorado (State of) Health Facilities Authority (Adventhealth Obligated), Series 2019, Ref. RB	4.00%	11/15/2038	30	35,660
Colorado (State of) Health Facilities Authority (Commonspirit Health), Series 2019 A, Ref. RB	3.25%	08/01/2049	100	106,806
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2029	20	26,022
				212,419
Connecticut-1.24%
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2029	25	31,629
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2039	125	156,463
Connecticut (State of), Series 2019 B, Ref. GO Bonds	5.00%	02/15/2029	5	6,382
				194,474
District of Columbia-4.70%
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2031	100	128,341
District of Columbia, Series 2019 A, RB	5.00%	03/01/2029	30	38,573
District of Columbia, Series 2019 C, Ref. RB	3.00%	10/01/2029	30	34,533
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2034	50	64,591
District of Columbia, Series 2020 A, RB	5.00%	03/01/2029	90	115,720
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2019 B, Ref. RB	4.00%	10/01/2049	150	169,934
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2019 B, Ref. RB, (INS - AGM)(a)	3.00%	10/01/2050	175	183,473
				735,165
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-3.57%
Florida (State of) Higher Educational Facilities Financial Authority (St. Leo Univeristy), Series 2019, Ref. RB	5.00%	03/01/2039	$100	$117,096
Gainesville (City of), FL, Series 2019 A, RB	5.00%	10/01/2047	100	124,832
Orange (County of), FL Convention Center, Series 2017, Ref. RB	5.00%	10/01/2029	100	128,493
Palm Beach County School District, Series 2018 C, Ref. COP	5.00%	08/01/2029	150	187,911
				558,332
Georgia-3.72%
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta), Series 2019 A, RB	3.00%	07/01/2046	50	53,368
Fulton (County of), GA Development Authority (Georgia Institute of Technology), Series 2019, RB	4.00%	06/15/2049	100	115,539
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2029	100	126,343
Gwinnett County School District, Series 2019, GO Bonds	5.00%	02/01/2041	45	56,712
Savannah (City of), GA Hospital Authority (St. Josephs Candler Health System), Series 2019 A, Ref. RB	4.00%	07/01/2043	200	229,420
				581,382
Hawaii-0.69%
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2029	25	31,943
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2034	60	75,672
				107,615
Illinois-6.27%
Chicago (City of), IL, Series 2019 A, GO Bonds	5.50%	01/01/2035	100	127,166
Illinois (State of) (Rebuild Illinois Program), Series 2019 B, GO Bonds	4.00%	11/01/2035	100	115,367
Illinois (State of) (Rebuild Illinois Program), Series 2019 B, GO Bonds	4.00%	11/01/2037	75	86,191
Illinois (State of) Finance Authority (Green Bonds), Series 2019, RB	5.00%	07/01/2037	170	216,920
Illinois (State of) Toll Highway Authority, Series 2019 A, RB	5.00%	01/01/2044	300	372,171
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2029	50	63,298
				981,113
Indiana-1.56%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2029	50	64,650
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2039	45	56,761
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2054	100	122,220
				243,631
Iowa-0.29%
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2029	35	45,138
Kansas-0.78%
University of Kansas Hospital Authority, Series 2019 A, RB	5.00%	09/01/2048	100	122,540
Louisiana-1.91%
East Baton Rouge Sewerage Commission, Series 2019 A, Ref. RB	4.00%	02/01/2045	100	116,411
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2036	110	138,387
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2029	35	44,007
				298,805
Maryland-1.82%
Baltimore (City of), MD (Wastewater), Series 2019 A, RB	4.00%	07/01/2044	100	116,716
Maryland (State of), Series 2019, GO Bonds	5.00%	03/15/2031	80	102,332
Maryland (State of), Series 2020 A, GO Bonds	5.00%	03/15/2029	30	38,729
Prince George’s (County of), MD, Series 2020 B, Ref. GO Bonds	5.00%	09/15/2029	20	26,109
				283,886
Massachusetts-3.04%
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2029	40	49,664
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2029	45	58,253
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2031	70	88,512
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2036	60	75,793
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2029	15	19,347
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	5.00%	09/01/2029	10	12,991
Massachusetts (Commonwealth of), Series 2020 A, GO Bonds	5.00%	03/01/2029	15	19,275
Massachusetts (Commonwealth of), Series 2020, GO Bonds	5.00%	07/01/2029	10	12,945
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (State of) Development Finance Agency (Atrius Health), Series 2019 A, Ref. RB	4.00%	06/01/2049	$100	$112,992
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2034	20	25,787
				475,559
Michigan-1.91%
Detroit City School District, Series 2005 A, Ref. GO Bonds, (INS - AGM)(a)	5.25%	05/01/2029	55	71,600
Lansing (City of), MI Board of Water & Light, Series 2019 A, RB	5.00%	07/01/2048	80	99,713
Michigan (State of) Building Authority (Facilities Program), Series 2019, Ref. RB	5.00%	04/15/2036	100	128,087
				299,400
Minnesota-0.54%
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2033	65	83,701
Mississippi-0.19%
Mississippi (State of), Series 2019 B, GO Bonds	4.00%	10/01/2037	25	30,046
Missouri-0.38%
Springfield School District No. R-12, Series 2017, Ref. GO Bonds	4.00%	03/01/2029	50	59,511
Nebraska-0.20%
Omaha (City of), NE Public Power District, Series 2018 A, RB	5.00%	02/01/2029	15	18,704
Omaha (City of), NE Public Power District, Series 2019 A, RB	5.00%	02/01/2033	10	12,681
				31,385
Nevada-0.37%
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2031	25	32,034
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2032	20	25,571
				57,605
New Jersey-2.38%
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2029	125	158,724
New Jersey (State of) Health Care Facilities Financing Authority (Valley Health System Obligated Group), Series 2019, RB	3.00%	07/01/2049	25	26,647
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2029	150	187,302
				372,673
New York-16.00%
Battery Park (City of), NY Authority, Series 2019 B, Ref. RB	5.00%	11/01/2038	100	129,244
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - BAM)(a)	5.00%	11/15/2044	100	123,951
New York & New Jersey (States of) Port Authority, Series 2019 217, RB	4.00%	11/01/2039	20	23,728
New York (City of), NY, Series 2019 A-1, GO Bonds	5.00%	08/01/2039	100	125,380
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2029	30	38,130
New York (City of), NY, Series 2019 FF-2, Ref. RB	5.00%	06/15/2038	50	63,457
New York (City of), NY, Series 2019, Ref. RB	5.00%	06/15/2040	95	120,101
New York (City of), NY, Series 2019, Ref. RB	5.00%	06/15/2040	35	44,830
New York (City of), NY Transitional Finance Authority, Series 2019 A-2, RB	5.00%	05/01/2037	285	359,697
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	4.00%	05/01/2041	40	46,845
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	4.00%	05/01/2042	95	111,014
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2045	95	111,353
New York (City of), NY Transitional Finance Authority, Series 2019 C-1, RB	5.00%	11/01/2035	15	19,031
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2040	30	35,228
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2035	100	126,674
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2037	35	44,161
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2038	100	125,902
New York (State of) Dormitory Authority, Series 2019, RB	5.00%	07/01/2039	325	415,477
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2029	50	64,160
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2029	25	32,341
New York State Environmental Facilities Corp., Series 2019 B, Ref. RB	5.00%	06/15/2044	35	44,425
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2040	110	139,700
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2029	25	32,508
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2019 A, RB	5.00%	11/15/2049	100	124,219
				2,501,556
North Carolina-2.48%
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2029	50	64,448
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-(continued)
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2032	$15	$19,169
North Carolina (State of), Series 2019 A, RB	4.00%	05/01/2034	100	119,900
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGM)(a)	4.00%	01/01/2041	160	184,707
				388,224
Ohio-3.69%
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2029	50	63,723
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2031	20	25,749
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2037	55	70,050
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2038	150	190,743
Ohio (State of), Series 2019, RB	5.00%	12/15/2029	50	65,222
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2037	85	109,991
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2044	40	51,084
				576,562
Oregon-1.44%
Multnomah (County of), OR, Series 2021 A, GO Bonds	5.00%	06/15/2029	15	19,360
Oregon (State of) (Article XI-Q State), Series 2019 A, GO Bonds	5.00%	05/01/2033	60	76,700
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2034	100	128,773
				224,833
Pennsylvania-4.84%
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	4.00%	07/15/2038	100	117,018
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	4.00%	07/15/2039	85	99,286
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	4.00%	07/15/2036	100	117,446
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds	5.00%	07/15/2029	90	115,612
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2031	35	44,592
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2037	100	125,226
Philadelphia (City of), PA, Series 2019 B, RB	5.00%	11/01/2044	110	138,298
				757,478
Rhode Island-0.83%
Rhode Island Health & Educational Building Corp. (Brown University), Series 2019 A, Ref. RB	5.00%	09/01/2029	100	129,224
Texas-10.11%
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2033	100	128,477
Collin County Community College District, Series 2020 A, GO Bonds	5.00%	08/15/2031	100	129,895
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	60	76,103
Dallas (City of), TX Independent School District, Series 2019 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2031	25	30,022
Dallas (County of), TX Hospital District, Series 2019, Ref. GO Bonds	5.00%	08/15/2029	75	93,982
Frisco Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	75	94,654
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2029	35	43,687
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2032	20	25,356
North Texas Tollway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2038	125	156,026
North Texas Tollway Authority, Series 2019 A, Ref. RB	4.00%	01/01/2039	75	87,858
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2032	25	31,061
Texas (State of) Water Development Board, Series 2019 A, RB	4.00%	10/15/2049	100	116,978
Texas (State of) Water Development Board, Series 2019, RB	5.00%	04/15/2032	135	175,451
Texas (State of) Water Development Board, Series 2019, RB	4.00%	10/15/2036	125	150,974
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 A, Ref. RB	5.00%	12/31/2033	90	113,588
Travis (County of), TX, Series 2019 A, GO Bonds	5.00%	03/01/2032	100	127,068
				1,581,180
Utah-0.62%
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2029	75	96,153
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Vermont-1.48%
Vermont (State of) Educational & Health Buildings Financing Agency (Middlebury College), Series 2020, Ref. RB	4.00%	11/01/2050	$200	$232,157
Virginia-1.13%
Richmond (City of), VA, Series 2017 D, Ref. GO Bonds	5.00%	03/01/2029	10	12,898
Virginia (State of) College Building Authority (21st Century College), Series 2017 E, Ref. RB	5.00%	02/01/2029	100	124,759
Virginia (State of) College Building Authority (21st Century College), Series 2019 C, Ref. RB	5.00%	02/01/2029	30	38,500
				176,157
Washington-2.26%
Snohomish County School District No. 201 Snohomish, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2029	35	45,647
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2029	35	45,419
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2031	50	64,583
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2035	35	44,898
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2039	60	76,424
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2035	60	75,946
				352,917
TOTAL INVESTMENTS IN SECURITIES(b)-98.25% (Cost $15,181,867)				15,364,166
OTHER ASSETS LESS LIABILITIES-1.75%				274,116
NET ASSETS-100.00%				$15,638,282

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2030 Municipal Bond ETF (BSMU)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.86%
Alabama-1.19%
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	4.00%	11/01/2036	$100	$121,043
California-16.19%
Antelope Valley Community College District, Series 2020 B, GO Bonds	3.00%	08/01/2050	45	47,971
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2030	90	118,512
California (State of), Series 2020, GO Bonds	5.00%	03/01/2030	25	32,858
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2030	40	49,952
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2030	60	80,017
California (State of), Series 2020, Ref. GO Bonds	4.00%	03/01/2036	100	120,769
California (State of), Series 2020, Ref. GO Bonds	4.00%	03/01/2038	175	209,914
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2020 A, Ref. RB	4.00%	08/15/2050	100	117,295
California (State of) Public Works Board, Series 2019 C, RB	5.00%	11/01/2030	60	77,654
Long Beach (City of), CA Bond Finance Authority, Series 2007 A, RB	5.50%	11/15/2030	50	66,354
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 B, Ref. RB	5.00%	05/15/2034	200	261,307
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2030	75	93,655
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2033	130	171,074
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2030	60	78,003
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2043	100	128,177
				1,653,512
Colorado-2.15%
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2033	25	32,994
Colorado (State of), Series 2020 A, COP	4.00%	12/15/2038	100	120,425
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2030	50	66,569
				219,988
Connecticut-1.25%
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2030	100	127,240
Delaware-1.20%
Delaware (State of), Series 2020 A, GO Bonds	4.00%	01/01/2032	100	122,288
District of Columbia-2.55%
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2045	205	260,173
Florida-1.76%
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	4.00%	10/01/2041	75	88,564
Palm Beach County School District, Series 2020 A, COP	5.00%	08/01/2034	50	64,991
School District of Broward County, Series 2020 A, COP	5.00%	07/01/2033	20	25,790
				179,345
Georgia-0.41%
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2035	35	42,250
Illinois-4.61%
Illinois (State of), Series 2020 C, GO Bonds	4.00%	10/01/2040	185	214,162
Illinois (State of) Finance Authority (Northshore University Health), Series 2020, Ref. RB	4.00%	08/15/2040	100	119,272
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2030	15	19,358
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	4.00%	01/01/2039	100	117,593
				470,385
Maryland-2.87%
Montgomery (County of), MD, Series 2020 B, Ref. GO Bonds	4.00%	11/01/2030	100	124,880
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2030	130	168,337
				293,217
Massachusetts-3.18%
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2030	25	31,791
Massachusetts (Commonwealth of), Series 2020 C, GO Bonds	3.00%	03/01/2049	160	170,140
Massachusetts (Commonwealth of), Series 2020 C, GO Bonds	2.75%	03/01/2050	15	15,413
Massachusetts (State of) Development Finance Agency (Wellforce, Inc.), Series 2020 C, Ref. RB, (INS - AGM)(a)	3.00%	10/01/2045	100	106,978
				324,322
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-0.87%
University of Michigan, Series 2020 A, Ref. RB	4.00%	04/01/2045	$75	$88,993
Missouri-1.03%
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2020, RB	3.00%	06/01/2053	100	104,721
Nevada-0.64%
Clark (County of), NV, Series 2020 C, Ref. RB	5.00%	07/01/2030	50	65,821
New Jersey-5.72%
Gloucester County Improvement Authority (The) (Rowan University), Series 2021, RB, (INS - BAM)(a)	4.00%	07/01/2051	100	116,873
New Jersey (State of) Economic Development Authority (Social Bonds), Series 2021, RB	4.00%	06/15/2046	115	131,080
New Jersey (State of) Economic Development Authority (Social Bonds), Series 2021, RB	4.00%	06/15/2050	100	113,542
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2045	195	222,563
				584,058
New York-28.59%
Monroe County Industrial Development Corp. (University of Rochester), Series 2020 A, RB	4.00%	07/01/2050	100	116,038
New York & New Jersey (States of) Port Authority, Series 2019, Ref. RB	5.00%	09/01/2030	100	129,452
New York (City of), NY, Series 2019 L-6, GO Bonds	5.00%	04/01/2030	20	25,426
New York (City of), NY, Series 2020 AA-1, Ref. RB	4.00%	06/15/2050	170	200,595
New York (City of), NY, Series 2020 D-1, GO Bonds	4.00%	03/01/2041	125	147,164
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2043	100	126,376
New York (City of), NY, Series 2020 EE, Ref. RB	5.00%	06/15/2030	70	92,730
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2034	200	262,330
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2041	50	64,465
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	05/01/2046	100	106,638
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2033	115	148,124
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2037	200	237,051
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2041	90	113,609
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2047	100	116,113
New York (State of) Dormitory Authority (General Purpose), Series 2020 D, Ref. RB	5.00%	02/15/2048	15	18,706
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	4.00%	11/15/2055	100	116,897
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2038	200	234,642
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2045	180	207,914
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2049	40	46,743
New York State Urban Development Corp., Series 2020, Ref. RB	4.00%	03/15/2042	200	236,474
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2044	115	146,653
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2054	20	25,359
				2,919,499
North Carolina-2.71%
Brunswick (County of), NC, Series 2020, RB	3.00%	04/01/2050	100	107,161
North Carolina (State of), Series 2019 B, GO Bonds	5.00%	06/01/2030	25	32,257
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB, (INS - AGM)(a)	5.00%	01/01/2049	110	137,610
				277,028
Ohio-1.68%
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2050	135	172,070
Oregon-0.64%
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2030	50	65,060
Pennsylvania-2.03%
Chester (County of), PA Health & Education Facilities Authority (Main Line Health System), Series 2020 A, RB	3.00%	09/01/2046	85	90,896
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2020 A-1, RB	4.00%	04/15/2045	100	116,439
				207,335
Tennessee-1.22%
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	5.00%	07/01/2054	100	124,499
Texas-9.55%
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	25	31,905
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	4.00%	11/01/2045	100	117,872
Harris (County of), TX Port Authority of Houston, Series 2020 A-2, Ref. GO Bonds	4.00%	10/01/2037	160	195,292
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2036	$40	$49,091
Lamar Consolidated Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2043	40	48,147
Matagorda (County of), TX Navigation District No. 1 (AEP TEX), Series 2005 A, Ref. RB, (INS - AMBAC)(a)	4.40%	05/01/2030	125	150,277
San Antonio (City of), TX, Series 2019, Ref. RB	5.00%	02/01/2036	20	25,656
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2030	125	165,569
Texas (State of) Water Development Board, Series 2020, RB	3.00%	10/15/2035	170	191,253
				975,062
Virginia-2.13%
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2030	65	85,851
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2031	100	131,622
				217,473
Washington-2.57%
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2033	55	72,263
Washington (State of), Series 2020 C, GO Notes	5.00%	02/01/2034	50	64,775
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2050	100	125,421
				262,459
Wisconsin-1.12%
Wisconsin (State of) Public Finance Authority (Blue Ridge Healthcare), Series 2020, Ref. RB	4.00%	01/01/2045	100	114,621
TOTAL INVESTMENTS IN SECURITIES(b)-97.86% (Cost $9,851,867)				9,992,462
OTHER ASSETS LESS LIABILITIES-2.14%				218,787
NET ASSETS-100.00%				$10,211,249

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2031 Municipal Bond ETF (BSMV)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.88%
Alabama-0.26%
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2031	$10	$13,230
Arizona-1.04%
Maricopa (County of), AZ Industrial Development Authority (Honorhealth), Series 2021 A, RB	3.00%	09/01/2051	50	51,913
Arkansas-0.26%
University of Arkansas, Series 2021 A, RB	5.00%	12/01/2045	10	12,904
California-12.57%
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2031	10	13,421
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2031	15	19,995
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2031	10	13,447
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2033	5	6,756
California (State of) Public Works Board, Series 2021 B, RB	5.00%	05/01/2035	25	33,244
Contra Costa (County of), CA Water District, Series 2021 W, Ref. RB	5.00%	10/01/2051	50	65,337
Foothill-De Anza Community College District, Series 2021 A, Ref. GO Bonds	3.00%	08/01/2039	30	33,650
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2045	20	25,844
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2048	45	57,949
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	4.00%	06/01/2039	10	12,331
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	07/01/2046	60	78,884
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	5.00%	07/01/2031	10	13,384
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	3.00%	12/01/2034	30	34,238
San Diego (County of), CA Regional Transportation Commission, Series 2021 B, Ref. RB	5.00%	04/01/2045	25	32,569
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2038	10	12,308
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2046	140	167,245
University of California, Series 2021 Q, Ref. RB	5.00%	05/15/2033	5	6,712
				627,314
Colorado-3.54%
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2033	10	13,485
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2034	10	13,453
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3), Series 2020 A, Ref. RB	4.00%	07/15/2034	5	5,989
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3), Series 2020 A, Ref. RB	4.00%	07/15/2036	10	11,887
Denver (City & County of), CO, Series 2021 A, RB	4.00%	08/01/2051	100	118,721
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2031	10	13,316
				176,851
Connecticut-3.66%
Connecticut (State of), Series 2021 A, GO Bonds	3.00%	01/15/2034	140	156,450
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2034	20	26,479
				182,929
District of Columbia-3.36%
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2031	10	13,507
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2034	15	18,523
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	3.00%	07/15/2043	125	135,927
				167,957
Florida-5.36%
Central Florida Expressway Authority, Series 2021 D, RB	5.00%	07/01/2031	15	20,067
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	4.00%	07/01/2035	5	6,139
Florida (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2031	10	13,578
Florida (State of), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2031	30	40,390
Florida Development Finance Corp. (Lakeland Regional Health System), Series 2021, Ref. RB	4.00%	11/15/2033	40	49,527
Florida Development Finance Corp. (Lakeland Regional Health System), Series 2021, Ref. RB	4.00%	11/15/2034	20	24,703
Hillsborough (County of), FL Industrial Development Authority (Tampa General Hospital), Series 2020, RB	4.00%	08/01/2045	25	29,261
Hillsborough (County of), FL Industrial Development Authority (Tampa General Hospital), Series 2020, RB	4.00%	08/01/2055	25	28,642
Miami-Dade (County of), FL Water & Sewer System, Series 2021, RB	3.00%	10/01/2036	5	5,571
Miami-Dade (County of), FL Water & Sewer System, Series 2021, RB	4.00%	10/01/2051	25	29,485
Pasco County School Board, Series 2021 A, Ref. COP	5.00%	08/01/2031	15	20,006
				267,369
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-4.98%
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2031	$5	$6,566
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2046	50	62,096
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2040	150	179,892
				248,554
Indiana-1.20%
Indianapolis (City of), IN Local Public Improvement Bond Bank, Series 2021 A, Ref. RB, (INS - AGM)(a)	4.00%	06/01/2036	50	60,036
Maryland-3.14%
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2046	120	156,769
Massachusetts-3.58%
Massachusetts (Commonwealth of), Series 2021 A, GO Bonds	3.00%	03/01/2036	75	83,975
Massachusetts (State of) Development Finance Agency (Suffolk University), Series 2021, RB	4.00%	07/01/2051	65	75,160
Massachusetts (State of) Port Authority, Series 2021 D, RB	5.00%	07/01/2051	15	19,370
				178,505
Michigan-1.49%
Michigan (State of), Series 2021, RB	4.00%	11/15/2037	60	74,304
Minnesota-0.93%
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2031	35	46,414
New Jersey-4.09%
Atlantic (County of), NJ Improvement Authority (The) (Stockton University), Series 2021, RB, (INS - AGM)(a)	4.00%	07/01/2053	35	41,132
New Jersey (State of), Series 2020 A, GO Bonds	4.00%	06/01/2031	55	67,705
New Jersey (State of) Turnpike Authority, Series 2021 A, RB	4.00%	01/01/2042	80	95,412
				204,249
New York-28.30%
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	4.00%	07/15/2035	20	24,552
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	4.00%	07/15/2037	15	18,283
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	4.00%	07/15/2038	5	6,082
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2042	165	212,528
New York (City of), NY, Series 2021 F-1, GO Bonds	4.00%	03/01/2047	10	11,744
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2031	50	65,966
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	4.00%	06/15/2051	100	118,784
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	5.00%	06/15/2051	55	70,843
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	4.00%	06/15/2036	10	12,241
New York (City of), NY Transitional Finance Authority, Series 2021 S-1, Ref. RB	5.00%	07/15/2031	10	13,412
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	5.00%	11/01/2031	15	20,039
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	5.00%	11/01/2034	150	198,363
New York (State of) Bridge Authority, Series 2021 A, RB	4.00%	01/01/2046	20	23,806
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2033	150	198,243
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2036	15	19,653
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2040	30	35,941
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	5.00%	07/01/2051	75	97,311
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	4.00%	03/15/2038	145	174,266
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	5.00%	05/15/2051	25	32,068
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	4.00%	11/15/2056	50	58,607
				1,412,732
North Carolina-2.43%
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2031	20	26,325
Union (County of), NC, Series 2021, RB	3.00%	06/01/2051	70	76,199
Wake (County of), NC, Series 2021, RB	4.00%	03/01/2033	15	18,726
				121,250
Ohio-2.38%
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	4.00%	08/01/2051	10	11,619
Ohio (State of), Series 2021 A, GO Bonds	4.00%	05/01/2038	35	43,114
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2051	50	64,231
				118,964
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-2.22%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, RB	4.00%	12/01/2046	$45	$52,867
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, RB	4.00%	12/01/2051	50	57,828
				110,695
Tennessee-0.88%
Clarksville (City of), TN, Series 2021 A, RB	5.00%	02/01/2045	25	32,295
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	3.00%	01/01/2033	10	11,419
				43,714
Texas-5.45%
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2031	60	78,493
North Texas Tollway Authority, Series 2021 B, RB	4.00%	01/01/2035	75	90,888
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2039	10	13,002
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2041	30	38,668
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2031	30	39,609
Trinity River Authority Central Regional Wastewater System, Series 2020, Ref. RB	3.00%	08/01/2031	10	11,422
				272,082
Utah-0.14%
Granite School District Board of Education, Series 2021, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/01/2031	5	6,768
Virginia-1.46%
Virginia (State of) Commonwealth Transportation Board (I-81 Regional Corridor), Series 2021, RB	5.00%	05/15/2057	20	25,674
Virginia (State of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2031	5	6,777
Virginia (State of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2033	30	40,410
				72,861
Washington-4.90%
Washington (State of), Series 2021 A, GO Bonds	5.00%	08/01/2040	165	218,742
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2035	10	13,249
Washington (State of), Series 2021 R, Ref. GO Bonds	4.00%	08/01/2036	10	12,381
				244,372
Wisconsin-0.26%
Wisconsin (State of), Series 2021 1, Ref. GO Bonds	5.00%	05/01/2031	10	13,200
TOTAL INVESTMENTS IN SECURITIES(b)-97.88% (Cost $4,896,708)				4,885,936
OTHER ASSETS LESS LIABILITIES-2.12%				105,706
NET ASSETS-100.00%				$4,991,642

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2021 USD Emerging Markets Debt ETF (BSAE)
November 30, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-4.02%
Brazil-2.01%
Itau Unibanco Holding S.A., 6.20%, 12/21/2021(a)	$200,000	$200,100
United Arab Emirates-2.01%
Abu Dhabi National Energy Co. PJSC, 5.88%, 12/13/2021(a)	200,000	200,486
Total U.S. Dollar Denominated Bonds & Notes (Cost $400,690)		400,586
	Shares	Value
Money Market Funds-95.89%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(b)(c) (Cost $9,563,978)	9,563,978	$9,563,978
TOTAL INVESTMENTS IN SECURITIES-99.91% (Cost $9,964,668)		9,964,564
OTHER ASSETS LESS LIABILITIES-0.09%		8,797
NET ASSETS-100.00%		$9,973,361
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $400,586, which represented 4.02% of the Fund’s Net Assets.
(b)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$37,864	$9,538,002	$(11,888)	$-	$-	$9,563,978	$227

(c)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2022 USD Emerging Markets Debt ETF (BSBE)
November 30, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.68%
Australia-0.90%
North Queensland Export Terminal Pty. Ltd., 4.45%, 12/15/2022(a)	$400,000	$388,959
Brazil-7.98%
Banco Bradesco S.A.
5.75%, 03/01/2022(a)	200,000	202,085
5.75%, 03/01/2022(a)	200,000	202,085
Banco BTG Pactual S.A., 5.75%, 09/28/2022(a)	200,000	206,434
Banco do Brasil S.A.
5.88%, 01/26/2022(a)	200,000	200,553
5.88%, 01/26/2022(a)	200,000	200,553
3.88%, 10/10/2022	250,000	254,335
Banco do Estado do Rio Grande do Sul S.A., 7.38%, 02/02/2022(a)	200,000	200,516
Caixa Economica Federal
3.50%, 11/07/2022(a)	150,000	152,199
3.50%, 11/07/2022(a)	200,000	202,932
Cielo USA, Inc., 3.75%, 11/16/2022(a)	92,571	93,315
CSN Resources S.A., 7.63%, 04/17/2026(a)	200,000	206,726
Embraer S.A., 5.15%, 06/15/2022	100,000	101,486
Itau Unibanco Holding S.A.
5.65%, 03/19/2022(a)	200,000	202,143
5.65%, 03/19/2022(a)	200,000	202,143
5.50%, 08/06/2022(a)	200,000	204,420
5.50%, 08/06/2022(a)	200,000	204,420
NBM US Holdings, Inc.
7.00%, 05/14/2026(a)	200,000	209,977
7.00%, 05/14/2026(a)	200,000	209,977
		3,456,299
Chile-1.05%
Banco del Estado de Chile
3.88%, 02/08/2022(a)	150,000	151,036
3.88%, 02/08/2022(a)	150,000	151,037
Chile Government International Bond, 2.25%, 10/30/2022	150,000	151,736
		453,809
China-9.07%
Azure Nova International Finance Ltd., 3.50%, 03/21/2022(a)	200,000	201,447
Baidu, Inc., 2.88%, 07/06/2022	200,000	202,272
Beijing Gas Singapore Capital Corp., 2.75%, 05/31/2022(a)	200,000	201,471
China Cinda Finance 2017 I Ltd., 3.65%, 03/09/2022(a)	200,000	201,066
China Construction Bank Corp., 3.00%, 12/04/2022(a)	200,000	204,389
China South City Holdings Ltd., 11.50%, 02/12/2022(a)	200,000	119,000
China Southern Power Grid International Finance BVI Co. Ltd.
2.75%, 05/08/2022(a)	200,000	201,331
2.75%, 05/08/2022(a)	200,000	201,331
China State Construction Finance Cayman II Ltd., 3.38%, 11/29/2022(a)	200,000	203,440
CNPC General Capital Ltd., 3.95%, 04/19/2022(a)	200,000	202,414
Export-Import Bank of China (The), 2.63%, 03/14/2022(a)	200,000	201,100
	Principal Amount	Value
China-(continued)
Industrial & Commercial Bank of China Ltd.
2.88%, 10/12/2022(a)	$200,000	$203,513
2.96%, 11/08/2022	200,000	204,000
RKPF Overseas 2019 A Ltd., 7.88%, 02/01/2023(a)	200,000	194,251
Sinopec Group Overseas Development (2012) Ltd., 3.90%, 05/17/2022(a)	200,000	202,853
Sinopec Group Overseas Development (2017) Ltd.
3.00%, 04/12/2022(a)	200,000	201,599
2.50%, 09/13/2022(a)	200,000	202,598
State Grid Overseas Investment BVI Ltd., 2.75%, 05/04/2022(a)	200,000	201,607
Tianqi Finco Co. Ltd., 3.75%, 11/28/2022(a)	200,000	189,000
Xinjiang Zhongtai Group Co. Ltd., 7.00%, 06/06/2022(a)	200,000	188,000
		3,926,682
Colombia-2.94%
Banco Davivienda S.A.
5.88%, 07/09/2022(a)	200,000	203,680
5.88%, 07/09/2022(a)	200,000	203,680
Bancolombia S.A., 5.13%, 09/11/2022(b)	200,000	204,464
Grupo Aval Ltd.
4.75%, 09/26/2022(a)	400,000	408,554
4.75%, 09/26/2022(a)	250,000	255,346
		1,275,724
Hong Kong-0.46%
Bocom Leasing Management Hong Kong Co. Ltd., 4.00%, 01/22/2022(a)	200,000	200,751
India-7.35%
Axis Bank Ltd.
3.00%, 08/08/2022(a)	200,000	202,429
3.00%, 08/08/2022(a)	200,000	202,429
Bank of Baroda, 3.50%, 04/04/2022(a)	200,000	201,601
Bharat Petroleum Corp. Ltd.
4.38%, 01/24/2022(a)	200,000	200,956
4.63%, 10/25/2022(a)	200,000	206,092
Canara Bank, 3.25%, 08/10/2022(a)	200,000	202,863
ICICI Bank Ltd., 3.25%, 09/09/2022(a)	200,000	203,174
IndusInd Bank Ltd., 3.88%, 04/15/2022(a)	200,000	200,798
JSW Steel Ltd., 5.25%, 04/13/2022(a)	200,000	201,750
Reliance Industries Ltd.
5.40%, 02/14/2022(a)	250,000	252,188
5.40%, 02/14/2022(a)(b)	500,000	504,377
Shriram Transport Finance Co. Ltd.
5.95%, 10/24/2022(a)	200,000	202,293
5.95%, 10/24/2022(a)	200,000	202,293
State Bank of India, 3.25%, 01/24/2022(a)	200,000	200,696
		3,183,939
Indonesia-9.85%
Indika Energy Capital IV Pte Ltd.
8.25%, 10/22/2025(a)	250,000	257,452
8.25%, 10/22/2025(a)	250,000	257,452
Indonesia Government International Bond
3.70%, 01/08/2022(a)	200,000	200,541
3.70%, 01/08/2022(a)	200,000	200,541
3.75%, 04/25/2022(a)	500,000	505,705
3.75%, 04/25/2022(a)	400,000	404,564
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2022 USD Emerging Markets Debt ETF (BSBE)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Indonesia-(continued)
Medco Platinum Road Pte. Ltd.
6.75%, 01/30/2025(a)	$200,000	$202,500
6.75%, 01/30/2025(a)	200,000	202,500
Perusahaan Penerbit SBSN Indonesia III
3.40%, 03/29/2022(a)	200,000	201,742
3.40%, 03/29/2022(a)	200,000	201,742
3.30%, 11/21/2022(a)	400,000	410,440
3.30%, 11/21/2022(a)	400,000	410,440
PT Pertamina (Persero)
4.88%, 05/03/2022(a)	400,000	406,418
4.88%, 05/03/2022(a)	400,000	406,418
		4,268,455
Ireland-0.71%
Park Aerospace Holdings Ltd.
5.25%, 08/15/2022(a)	200,000	205,208
5.25%, 08/15/2022(a)	100,000	102,604
		307,812
Malaysia-4.23%
CIMB Bank Bhd., 3.26%, 03/15/2022(a)	200,000	201,387
IOI Investment L Bhd., 4.38%, 06/27/2022(a)	200,000	203,153
Petronas Capital Ltd.
3.13%, 03/18/2022(a)	400,000	402,812
3.13%, 03/18/2022(a)	200,000	201,406
7.88%, 05/22/2022(a)	400,000	413,394
7.88%, 05/22/2022(a)	200,000	206,697
SSG Resources Ltd., 4.25%, 10/04/2022(a)	200,000	204,603
		1,833,452
Mexico-5.71%
America Movil S.A.B. de C.V., 3.13%, 07/16/2022	1,000,000	1,012,878
Banco Santander (Mexico) S.A., Institucion de Banca Multiple, Grupo Financiero Santander
4.13%, 11/09/2022(a)	300,000	308,014
4.13%, 11/09/2022(a)	400,000	410,686
Cydsa S.A.B. de C.V., 6.25%, 10/04/2027(a)	200,000	197,357
Mexico Government International Bond, 8.00%, 09/24/2022	200,000	211,646
Petroleos Mexicanos
4.88%, 01/24/2022	200,000	200,419
5.38%, 03/13/2022	130,000	130,995
		2,471,995
Peru-2.33%
Banco BBVA Peru S.A.
5.00%, 08/26/2022(a)	100,000	102,792
5.00%, 08/26/2022(a)	200,000	205,585
Orazul Energy Egenor S.C.A.
5.63%, 04/28/2027(a)	200,000	199,218
5.63%, 04/28/2027(a)	200,000	199,218
Southern Copper Corp., 3.50%, 11/08/2022	100,000	102,302
Volcan Cia Minera S.A.A., Class B, 5.38%, 02/02/2022(a)	200,000	199,926
		1,009,041
Philippines-0.47%
Union Bank of the Philippines, 3.37%, 11/29/2022(a)	200,000	204,131
	Principal Amount	Value
Poland-3.53%
Powszechna Kasa Oszczednosci Bank Polski S.A. Via PKO Finance AB
4.63%, 09/26/2022(a)	$200,000	$206,146
4.63%, 09/26/2022(a)	400,000	412,292
Republic of Poland Government International Bond, 5.00%, 03/23/2022	900,000	912,676
		1,531,114
Russia-9.41%
Gazprom Neft OAO Via GPN Capital S.A.
4.38%, 09/19/2022(a)	200,000	204,479
4.38%, 09/19/2022(a)	200,000	204,479
Gazprom PJSC Via Gaz Capital S.A.
6.51%, 03/07/2022(a)	200,000	202,986
4.95%, 07/19/2022(a)	200,000	204,666
Rosneft Oil Co. Via Rosneft International Finance DAC
4.20%, 03/06/2022(a)	200,000	201,253
4.20%, 03/06/2022(a)	200,000	201,253
Russian Foreign Bond - Eurobond
4.50%, 04/04/2022(a)	600,000	606,542
4.50%, 04/04/2022(a)	200,000	202,181
Sberbank of Russia Via SB Capital S.A.
6.13%, 02/07/2022(a)	200,000	201,212
6.13%, 02/07/2022(a)	200,000	201,212
5.13%, 10/29/2022(a)	200,000	204,718
5.13%, 10/29/2022(a)	200,000	204,718
Severstal OAO Via Steel Capital S.A.
5.90%, 10/17/2022(a)	200,000	208,131
5.90%, 10/17/2022(a)	200,000	208,132
Vnesheconombank Via VEB Finance PLC
6.03%, 07/05/2022(a)	200,000	204,918
6.03%, 07/05/2022(a)	200,000	204,918
VTB Bank OJSC Via VTB Capital S.A.
6.95%, 10/17/2022(a)	200,000	205,583
6.95%, 10/17/2022(a)	200,000	205,583
		4,076,964
South Africa-3.28%
Republic of South Africa Government International Bond, 5.88%, 05/30/2022	600,000	613,413
Sasol Financing International Ltd., 4.50%, 11/14/2022	400,000	405,737
Transnet SOC Ltd.
4.00%, 07/26/2022(a)	200,000	200,228
4.00%, 07/26/2022(a)	200,000	200,227
		1,419,605
Supranational-4.98%
Asian Development Bank
2.00%, 02/16/2022	444,000	445,958
1.88%, 02/18/2022	200,000	200,764
0.63%, 04/07/2022	550,000	550,940
1.88%, 07/19/2022	450,000	454,959
1.88%, 08/10/2022	100,000	101,136
1.75%, 09/13/2022	400,000	404,743
		2,158,500
Thailand-3.06%
Bangkok Bank PCL
3.88%, 09/27/2022(a)	200,000	204,871
3.88%, 09/27/2022(a)	200,000	204,871
Kasikornbank PCL, 2.38%, 04/06/2022(a)	200,000	201,028

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2022 USD Emerging Markets Debt ETF (BSBE)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Thailand-(continued)
PTT Global Chemical PCL, 4.25%, 09/19/2022(a)	$500,000	$512,703
Siam Commercial Bank PCL (The), 3.20%, 07/26/2022(a)	200,000	203,108
		1,326,581
Turkey-9.79%
Hazine Mustesarligi Varlik Kiralama A.S.
5.80%, 02/21/2022(a)	400,000	402,460
5.80%, 02/21/2022(a)	200,000	201,230
QNB Finansbank A.S.
4.88%, 05/19/2022(a)	200,000	201,007
4.88%, 05/19/2022(a)	200,000	201,007
T.C. Ziraat Bankasi A.S.
5.13%, 05/03/2022(a)	200,000	200,966
5.13%, 05/03/2022(a)	200,000	200,966
Turkey Government International Bond
5.13%, 03/25/2022	200,000	201,094
6.25%, 09/26/2022	600,000	611,966
Turkiye Garanti Bankasi A.S.
5.25%, 09/13/2022(a)	200,000	203,504
5.25%, 09/13/2022(a)	200,000	203,504
Turkiye Ihracat Kredi Bankasi A.S., 4.25%, 09/18/2022(a)	200,000	200,400
Turkiye Is Bankasi A.S.
5.50%, 04/21/2022(a)	200,000	201,302
5.50%, 04/21/2022(a)	200,000	201,302
6.00%, 10/24/2022(a)	200,000	202,130
6.00%, 10/24/2022(a)	200,000	202,130
Turkiye Vakiflar Bankasi T.A.O., 5.63%, 05/30/2022(a)	200,000	201,985
Yapi ve Kredi Bankasi A.S.
5.75%, 02/24/2022(a)	200,000	200,670
5.50%, 12/06/2022(a)	200,000	200,892
		4,238,515
United Arab Emirates-8.43%
Abu Dhabi Government International Bond
2.50%, 10/11/2022(a)	1,000,000	1,017,232
2.50%, 10/11/2022(a)	800,000	813,786
BOS Funding Ltd., 4.23%, 03/07/2022(a)	200,000	201,446
DIB Sukuk Ltd., 3.66%, 02/14/2022(a)	400,000	402,379
Emirates NBD Bank PJSC, 3.25%, 11/14/2022(a)	400,000	409,000
First Abu Dhabi Bank PJSC, 3.00%, 03/30/2022(a)	200,000	201,721
MDGH - GMTN B.V.
5.50%, 03/01/2022(a)	200,000	202,598
5.50%, 03/01/2022(a)	400,000	405,197
		3,653,359
	Principal Amount	Value
United Kingdom-0.99%
Jaguar Land Rover Automotive PLC
7.75%, 10/15/2025(a)	$200,000	$214,178
7.75%, 10/15/2025(a)	200,000	214,178
		428,356
United States-1.69%
JBS USA Food Co.
7.00%, 01/15/2026(a)	200,000	208,407
7.00%, 01/15/2026(a)	200,000	208,407
5.75%, 01/15/2028(a)	200,000	208,622
Pilgrim’s Pride Corp., 5.88%, 09/30/2027(a)	100,000	105,131
		730,567
Vietnam-0.47%
Vietnam Prosperity JSC Bank, 6.25%, 07/17/2022(a)	200,000	201,725
Total U.S. Dollar Denominated Bonds & Notes (Cost $42,810,363)		42,746,335
	Shares
Money Market Funds-1.38%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $597,092)	597,092	597,092
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $43,407,455)		43,343,427
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.39%
Invesco Private Government Fund, 0.02%(c)(d)(e)	180,566	180,566
Invesco Private Prime Fund, 0.11%(c)(d)(e)	421,194	421,321
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $601,887)		601,887
TOTAL INVESTMENTS IN SECURITIES-101.45% (Cost $44,009,342)		43,945,314
OTHER ASSETS LESS LIABILITIES-(1.45)%		(630,198)
NET ASSETS-100.00%		$43,315,116

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2022 USD Emerging Markets Debt ETF (BSBE)—(continued)
November 30, 2021
(Unaudited)
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $35,066,416, which represented 80.96% of the Fund’s Net Assets.
(b)	All or a portion of this security was out on loan at November 30, 2021.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$701,175	$1,391,437	$(1,495,520)	$-	$-	$597,092	$21
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	400	595,827	(415,661)	-	-	180,566	4*
Invesco Private Prime Fund	-	1,393,077	(971,741)	-	(15)	421,321	46*
Total	$701,575	$3,380,341	$(2,882,922)	$-	$(15)	$1,198,979	$71

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)
November 30, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.05%
Brazil-8.54%
Banco Bradesco S.A., 2.85%, 01/27/2023(a)	$200,000	$202,793
Banco BTG Pactual S.A., 5.50%, 01/31/2023(a)	200,000	206,869
Banco do Brasil S.A.
5.88%, 01/19/2023(a)	200,000	207,932
5.88%, 01/19/2023(a)(b)	200,000	207,932
4.88%, 04/19/2023(a)	200,000	206,411
Banco Nacional de Desenvolvimento Economico e Social
5.75%, 09/26/2023(a)	200,000	216,321
5.75%, 09/26/2023(a)	200,000	216,321
Brazilian Government International Bond, 2.63%, 01/05/2023	400,000	407,472
Embraer Overseas Ltd., 5.70%, 09/16/2023(a)	61,000	63,581
Itau Unibanco Holding S.A.
2.90%, 01/24/2023(a)	200,000	202,157
5.13%, 05/13/2023(a)	200,000	208,520
5.13%, 05/13/2023(a)	500,000	521,300
		2,867,609
Chile-2.63%
Banco de Credito e Inversiones S.A., 4.00%, 02/11/2023(a)	200,000	206,641
Inversiones CMPC S.A.
4.38%, 05/15/2023(a)	200,000	206,676
4.38%, 05/15/2023(a)	250,000	258,345
Transelec S.A., 4.63%, 07/26/2023(a)	200,000	212,051
		883,713
China-7.82%
China Government International Bond
3.25%, 10/19/2023(a)	290,000	304,745
0.40%, 10/21/2023(a)	250,000	249,200
China Great Wall International Holdings III Ltd., 4.38%, 05/25/2023(a)	200,000	207,076
China Overseas Finance Cayman VII Ltd., 4.25%, 04/26/2023(a)	200,000	206,835
CNOOC Finance (2013) Ltd., 3.00%, 05/09/2023	200,000	205,541
CNPC General Capital Ltd.
3.40%, 04/16/2023(a)	200,000	206,337
3.40%, 04/16/2023(a)	200,000	206,337
Industrial & Commercial Bank of China Ltd., 1.00%, 09/09/2023(a)	200,000	200,189
Sinopec Group Overseas Development (2013) Ltd.
4.38%, 10/17/2023(a)	200,000	212,544
4.38%, 10/17/2023(a)	200,000	212,544
State Grid Overseas Investment (2013) Ltd., 3.13%, 05/22/2023(a)	200,000	206,573
State Grid Overseas Investment BVI Ltd., 3.75%, 05/02/2023(a)	200,000	208,048
		2,625,969
Colombia-2.01%
Banco de Bogota S.A., 5.38%, 02/19/2023(a)	200,000	207,335
Colombia Government International Bond, 2.63%, 03/15/2023	100,000	100,801
Termocandelaria Power Ltd.
7.88%, 01/30/2029(a)	185,000	182,726
7.88%, 01/30/2029(a)	185,000	182,725
		673,587
	Principal Amount	Value
Egypt-2.40%
Egypt Government International Bond
5.58%, 02/21/2023(a)	$200,000	$203,160
5.58%, 02/21/2023(a)	300,000	304,740
4.55%, 11/20/2023(a)	300,000	299,780
		807,680
Hong Kong-0.59%
BOSCI BVI Ltd., 1.25%, 09/10/2023(a)	200,000	199,645
Hungary-1.91%
Hungary Government International Bond
5.38%, 02/21/2023	400,000	422,212
5.75%, 11/22/2023	200,000	218,108
		640,320
India-4.81%
Bharti Airtel International Netherlands B.V., 5.13%, 03/11/2023(a)	200,000	208,839
Export-Import Bank of India, 4.00%, 01/14/2023(a)	200,000	206,491
IIFL Finance Ltd., 5.88%, 04/20/2023(a)	400,000	387,988
Indian Oil Corp. Ltd., 5.75%, 08/01/2023(a)	200,000	214,080
Shriram Transport Finance Co. Ltd., 5.10%, 07/16/2023(a)	200,000	203,011
Yes Bank Ifsc Banking Unit Branch, 3.75%, 02/06/2023(a)	400,000	395,207
		1,615,616
Indonesia-9.00%
Indonesia Government International Bond
2.95%, 01/11/2023(b)	500,000	512,123
3.38%, 04/15/2023(a)	400,000	413,925
3.38%, 04/15/2023(a)	400,000	413,925
5.38%, 10/17/2023(a)	200,000	216,731
5.38%, 10/17/2023(a)	200,000	216,731
Perusahaan Penerbit SBSN Indonesia III
3.75%, 03/01/2023(a)	500,000	519,133
3.75%, 03/01/2023(a)	200,000	207,653
PT Pertamina (Persero), 4.30%, 05/20/2023(a)	300,000	313,411
PT Tower Bersama Infrastructure Tbk, 4.25%, 01/21/2025(a)	200,000	207,996
		3,021,628
Ireland-0.63%
Avolon Holdings Funding Ltd., 5.13%, 10/01/2023(a)	100,000	106,145
Park Aerospace Holdings Ltd., 4.50%, 03/15/2023(a)	100,000	103,683
		209,828
Mexico-3.61%
Alpek S.A.B. de C.V., 5.38%, 08/08/2023(a)	200,000	212,330
Fresnillo PLC, 5.50%, 11/13/2023(a)	200,000	215,780
Mexico Government International Bond, 4.00%, 10/02/2023(b)	68,000	71,877
Petroleos Mexicanos
3.50%, 01/30/2023	200,000	200,749
4.63%, 09/21/2023	100,000	101,991
Unifin Financiera S.A.B. de C.V., 7.25%, 09/27/2023(a)(b)	200,000	182,740
Unifin Financiera S.A.B. de C.V., SOFOM, E.N.R., 7.25%, 09/27/2023(a)(b)	250,000	228,425
		1,213,892
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Peru-2.90%
Banco de Credito del Peru, 4.25%, 04/01/2023(a)	$200,000	$206,603
Banco Internacional del Peru SAA Interbank
3.38%, 01/18/2023(a)	200,000	203,680
3.38%, 01/18/2023(a)	100,000	101,840
Fondo MIVIVIENDA S.A., 3.50%, 01/31/2023(a)	200,000	204,097
Gas Natural de Lima y Callao S.A., 4.38%, 04/01/2023(a)	250,000	258,465
		974,685
Philippines-1.83%
BDO Unibank, Inc., 2.95%, 03/06/2023(a)	400,000	408,288
Rizal Commercial Banking Corp., 4.13%, 03/16/2023(a)	200,000	207,491
		615,779
Poland-1.28%
Republic of Poland Government International Bond, 3.00%, 03/17/2023	420,000	431,154
Qatar-6.81%
AKCB Finance Ltd., 4.75%, 10/09/2023(a)	200,000	213,472
Ooredoo International Finance Ltd., 3.25%, 02/21/2023(a)	400,000	410,335
Qatar Government International Bond, 3.88%, 04/23/2023(a)	1,200,000	1,251,866
SoQ Sukuk A QSC, 3.24%, 01/18/2023(a)	400,000	411,961
		2,287,634
Russia-10.27%
Gazprom Neft OAO Via GPN Capital S.A.
6.00%, 11/27/2023(a)	500,000	538,847
6.00%, 11/27/2023(a)	400,000	431,078
Lukoil International Finance B.V.
4.56%, 04/24/2023(a)	200,000	207,849
4.56%, 04/24/2023(a)	500,000	519,622
Mobile Telesystems OJSC Via MTS International Funding DAC, 5.00%, 05/30/2023(a)	200,000	209,230
Russian Foreign Bond - Eurobond
4.88%, 09/16/2023(a)	400,000	424,583
4.88%, 09/16/2023(a)	600,000	636,874
Vnesheconombank Via VEB Finance PLC, 5.94%, 11/21/2023(a)	450,000	480,319
		3,448,402
South Africa-1.77%
Eskom Holdings SOC Ltd., 6.75%, 08/06/2023(a)	200,000	205,041
Growthpoint Properties International Pty. Ltd., 5.87%, 05/02/2023(a)	375,000	387,728
		592,769
Supranational-5.96%
Asian Development Bank
1.63%, 01/24/2023	500,000	507,194
2.75%, 03/17/2023	400,000	412,400
0.25%, 07/14/2023	335,000	333,894
0.25%, 10/06/2023	300,000	298,480
Asian Infrastructure Investment Bank (The), 0.25%, 09/29/2023	250,000	248,603
New Development Bank (The), 0.63%, 06/23/2023(a)	200,000	200,452
		2,001,023
	Principal Amount	Value
Switzerland-0.62%
Syngenta Finance N.V., 4.44%, 04/24/2023(a)	$200,000	$207,550
Thailand-1.25%
Bangkok Bank PCL, 5.00%, 10/03/2023(a)	200,000	214,565
Siam Commercial Bank PCL (The), 2.75%, 05/16/2023(a)	200,000	205,173
		419,738
Turkey-9.96%
Arcelik A.S., 5.00%, 04/03/2023(a)	200,000	202,734
Hazine Mustesarligi Varlik Kiralama A.S.
5.00%, 04/06/2023(a)	200,000	202,942
5.00%, 04/06/2023(a)	500,000	507,355
KOC Holding A.S.
5.25%, 03/15/2023(a)	200,000	202,090
5.25%, 03/15/2023(a)	200,000	202,090
Petkim Petrokimya Holding A.S., 5.88%, 01/26/2023(a)	200,000	200,592
Roenesans Gayrimenkul Yatirim A.S., 7.25%, 04/26/2023(a)	200,000	192,684
Turkey Government International Bond
3.25%, 03/23/2023	200,000	197,303
7.25%, 12/23/2023	500,000	519,735
Turkiye Garanti Bankasi A.S., 5.88%, 03/16/2023(a)	200,000	204,750
Turkiye Vakiflar Bankasi T.A.O., 5.75%, 01/30/2023(a)	200,000	202,165
Yapi ve Kredi Bankasi A.S.
6.10%, 03/16/2023(a)	100,000	102,178
6.10%, 03/16/2023(a)	400,000	408,712
		3,345,330
United Arab Emirates-10.27%
Abu Dhabi Government International Bond
0.75%, 09/02/2023(a)	600,000	599,255
0.75%, 09/02/2023(a)	575,000	574,286
Abu Dhabi National Energy Co. PJSC, 3.63%, 01/12/2023(a)	200,000	205,996
ADCB Finance Cayman Ltd.
4.50%, 03/06/2023(a)	200,000	206,551
4.00%, 03/29/2023(a)	200,000	206,940
AHB Sukuk Co. Ltd., 4.38%, 09/19/2023(a)	200,000	211,374
Alpha Star Holding V Ltd., 6.63%, 04/18/2023(a)	200,000	204,155
DP World Crescent Ltd.
3.91%, 05/31/2023(a)	200,000	206,934
3.91%, 05/31/2023(a)	400,000	413,868
Fab Sukuk Co. Ltd., 3.63%, 03/05/2023(a)	200,000	207,420
MDGH GMTN (RSC) Ltd., 2.75%, 05/11/2023(a)	200,000	205,818
SIB Sukuk Co. III Ltd., 4.23%, 04/18/2023(a)	200,000	208,357
		3,450,954
United Kingdom-1.22%
Avon Products, Inc., 6.50%, 03/15/2023(b)	200,000	209,612
Jaguar Land Rover Automotive PLC, 5.63%, 02/01/2023(a)(b)	200,000	200,869
		410,481

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
United States-0.96%
JBS USA LUX S.A./JBS USA Finance, Inc.
6.75%, 02/15/2028(a)	$200,000	$215,947
6.75%, 02/15/2028(a)	100,000	107,974
		323,921
Total U.S. Dollar Denominated Bonds & Notes (Cost $33,157,175)		33,268,907
	Shares
Money Market Funds-0.83%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $280,030)	280,030	280,030
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $33,437,205)		33,548,937
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.94%
Invesco Private Government Fund, 0.02%(c)(d)(e)	497,636	$497,636
Invesco Private Prime Fund, 0.11%(c)(d)(e)	1,160,804	1,161,152
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,658,808)		1,658,788
TOTAL INVESTMENTS IN SECURITIES-104.82% (Cost $35,096,013)		35,207,725
OTHER ASSETS LESS LIABILITIES-(4.82)%		(1,618,007)
NET ASSETS-100.00%		$33,589,718

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $27,869,658, which represented 82.97% of the Fund’s Net Assets.
(b)	All or a portion of this security was out on loan at November 30, 2021.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$43,213	$775,038	$(538,221)	$-	$-	$280,030	$6
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	347,484	1,040,864	(890,712)	-	-	497,636	19*
Invesco Private Prime Fund	810,795	2,423,531	(2,073,099)	(20)	(55)	1,161,152	234*
Total	$1,201,492	$4,239,433	$(3,502,032)	$(20)	$(55)	$1,938,818	$259

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)
November 30, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.57%
Brazil-8.93%
Banco Daycoval S.A., 4.25%, 12/13/2024(a)	$150,000	$152,360
Banco do Brasil S.A., 4.75%, 03/20/2024(a)	200,000	207,754
Banco Votorantim S.A., 4.50%, 09/24/2024(a)	200,000	207,136
Brazilian Government International Bond, 8.88%, 04/15/2024	300,000	353,703
Cemig Geracao e Transmissao S.A., 9.25%, 12/05/2024(a)	200,000	222,436
CSN Inova Ventures
6.75%, 01/28/2028(a)	200,000	201,507
6.75%, 01/28/2028(a)	200,000	201,507
Petrobras Global Finance B.V., 6.25%, 03/17/2024	290,000	312,678
Rio Oil Finance Trust
Series 2014-1, 9.25%, 07/06/2024(a)	95,810	104,371
Series 2014-1, 9.25%, 07/06/2024(a)	95,810	104,372
		2,067,824
Cayman Islands-0.84%
Global Aircraft Leasing Co. Ltd., 7.25% PIK Rate, 6.50% Cash Rate, 6.50%, 09/15/2024(a)(b)	200,000	194,293
Chile-0.92%
Empresa Nacional del Petroleo, 4.38%, 10/30/2024(a)	200,000	213,395
China-7.24%
Agricultural Bank of China Ltd., 0.85%, 01/19/2024(a)	200,000	199,545
Alibaba Group Holding Ltd., 3.60%, 11/28/2024	200,000	212,131
China Construction Bank Corp., 0.86%, 04/22/2024(a)	200,000	199,444
Export-Import Bank of China (The)
3.63%, 07/31/2024(a)	200,000	213,548
3.63%, 07/31/2024(a)	200,000	213,548
State Grid Overseas Investment (2014) Ltd.
4.13%, 05/07/2024(a)	200,000	214,889
4.13%, 05/07/2024(a)	200,000	214,889
Tencent Holdings Ltd., 3.28%, 04/11/2024(a)	200,000	209,035
		1,677,029
Colombia-2.78%
Colombia Government International Bond
4.00%, 02/26/2024(c)	200,000	206,301
8.13%, 05/21/2024	200,000	226,921
SURA Asset Management S.A., 4.88%, 04/17/2024(a)	200,000	211,865
		645,087
Egypt-4.41%
Egypt Government International Bond
6.20%, 03/01/2024(a)	800,000	820,496
5.75%, 05/29/2024(a)	200,000	202,072
		1,022,568
Hong Kong-0.96%
King Power Capital Ltd., 5.63%, 11/03/2024(a)	200,000	222,970
Hungary-1.41%
Hungary Government International Bond, 5.38%, 03/25/2024	300,000	327,484
India-7.43%
ABJA Investment Co. Pte. Ltd., 5.95%, 07/31/2024(a)	600,000	648,855
	Principal Amount	Value
India-(continued)
Bharti Airtel International Netherlands B.V.
5.35%, 05/20/2024(a)	$200,000	$216,575
5.35%, 05/20/2024(a)	200,000	216,575
Indian Oil Corp. Ltd., 4.75%, 01/16/2024(a)	200,000	212,967
JSW Steel Ltd., 5.95%, 04/18/2024(a)	200,000	210,395
ONGC Videsh Ltd., 4.63%, 07/15/2024(a)	200,000	215,158
		1,720,525
Indonesia-10.20%
Indonesia Government International Bond
5.88%, 01/15/2024(a)(c)	200,000	220,296
5.88%, 01/15/2024(a)	200,000	220,296
4.45%, 02/11/2024	200,000	214,916
Perusahaan Penerbit SBSN Indonesia III
3.90%, 08/20/2024(a)	200,000	215,071
3.90%, 08/20/2024(a)	200,000	215,071
4.35%, 09/10/2024(a)	400,000	434,664
4.35%, 09/10/2024(a)	200,000	217,332
PT Perusahaan Gas Negara Tbk
5.13%, 05/16/2024(a)	200,000	216,465
5.13%, 05/16/2024(a)	200,000	216,466
PT Saka Energi Indonesia, 4.45%, 05/05/2024(a)	200,000	193,509
		2,364,086
Ireland-1.40%
Park Aerospace Holdings Ltd.
5.50%, 02/15/2024(a)	200,000	215,547
5.50%, 02/15/2024(a)	100,000	107,773
		323,320
Mexico-9.98%
Alfa S.A.B. de C.V., 5.25%, 03/25/2024(a)	200,000	212,465
Banco Inbursa S.A., Institucion De Banca Multiple Grupo, Financiero Inbursa
4.13%, 06/06/2024(a)	150,000	156,582
4.13%, 06/06/2024(a)	150,000	156,582
Cemex S.A.B. de C.V.
5.45%, 11/19/2029(a)	200,000	209,808
5.45%, 11/19/2029(a)	200,000	209,808
Comision Federal de Electricidad
4.88%, 01/15/2024(a)(c)	200,000	212,433
4.88%, 01/15/2024(a)	400,000	424,866
Grupo Bimbo S.A.B. de C.V.
3.88%, 06/27/2024(a)	200,000	211,762
3.88%, 06/27/2024(a)	200,000	211,762
Petroleos Mexicanos, 4.88%, 01/18/2024	300,000	305,742
		2,311,810
Philippines-3.92%
Philippine Government International Bond, 4.20%, 01/21/2024(c)	300,000	320,722
Philippine National Bank, 3.28%, 09/27/2024(a)	200,000	203,764
Power Sector Assets and Liabilities Management Corp.
7.39%, 12/02/2024(a)	200,000	235,845
7.39%, 12/02/2024(a)	125,000	147,403
		907,734
Poland-1.83%
Republic of Poland Government International Bond, 4.00%, 01/22/2024	400,000	423,820
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Qatar-4.08%
Qatar Government International Bond, 3.38%, 03/14/2024(a)	$500,000	$525,492
QNB Finance Ltd., 3.50%, 03/28/2024(a)	400,000	420,292
		945,784
Singapore-0.87%
BOC Aviation USA Corp., 1.63%, 04/29/2024(a)	200,000	200,731
South Africa-3.58%
MTN (Mauritius) Investments Ltd.
4.76%, 11/11/2024(a)	200,000	206,432
4.76%, 11/11/2024(a)	200,000	206,432
Republic of South Africa Government International Bond, 4.67%, 01/17/2024(c)	200,000	209,900
Sasol Financing USA LLC, 5.88%, 03/27/2024	200,000	206,389
		829,153
Supranational-6.47%
Asian Development Bank
2.63%, 01/30/2024	550,000	573,409
1.50%, 10/18/2024	500,000	509,510
Asian Infrastructure Investment Bank (The), 2.25%, 05/16/2024	200,000	207,182
Black Sea Trade & Development Bank, 3.50%, 06/25/2024(a)	200,000	209,892
		1,499,993
Turkey-9.55%
Coca-Cola Icecek A.S., 4.22%, 09/19/2024(a)	200,000	204,766
Hazine Mustesarligi Varlik Kiralama A.S., 4.49%, 11/25/2024(a)	200,000	199,280
Turk Telekomunikasyon A.S., 4.88%, 06/19/2024(a)	200,000	200,822
Turkey Government International Bond
5.75%, 03/22/2024	200,000	199,950
6.35%, 08/10/2024	400,000	403,571
5.60%, 11/14/2024	400,000	394,488
Turkiye Is Bankasi A.S., 6.13%, 04/25/2024(a)	400,000	401,653
Turkiye Vakiflar Bankasi T.A.O., 8.13%, 03/28/2024(a)	200,000	208,585
		2,213,115
United Arab Emirates-9.88%
Abu Dhabi Government International Bond
2.13%, 09/30/2024(a)	200,000	205,066
2.13%, 09/30/2024(a)	400,000	410,133
Abu Dhabi National Energy Co. PJSC, 3.88%, 05/06/2024(a)	200,000	212,547
	Principal Amount	Value
United Arab Emirates-(continued)
DAE Funding LLC, 1.55%, 08/01/2024(a)	$200,000	$196,677
EMG Sukuk Ltd., 4.56%, 06/18/2024(a)	200,000	212,318
Emirates Telecommunications Group Co. PJSC, 3.50%, 06/18/2024(a)	200,000	212,229
MAF Global Securities Ltd., 4.75%, 05/07/2024(a)	200,000	213,550
MDGH GMTN (RSC) Ltd.
3.00%, 04/19/2024(a)	200,000	209,036
2.50%, 11/07/2024(a)	200,000	207,083
Sharjah Sukuk Ltd., 3.76%, 09/17/2024(a)	200,000	211,504
		2,290,143
Vietnam-1.89%
Vietnam Government International Bond
4.80%, 11/19/2024(a)	200,000	218,842
4.80%, 11/19/2024(a)	200,000	218,842
		437,684
Total U.S. Dollar Denominated Bonds & Notes (Cost $22,478,683)		22,838,548
	Shares
Money Market Funds-1.36%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $314,120)	314,120	314,120
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $22,792,803)		23,152,668
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.94%
Invesco Private Government Fund, 0.02%(d)(e)(f)	343,653	343,653
Invesco Private Prime Fund, 0.11%(d)(e)(f)	801,616	801,856
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,145,548)		1,145,509
TOTAL INVESTMENTS IN SECURITIES-104.87% (Cost $23,938,351)		24,298,177
OTHER ASSETS LESS LIABILITIES-(4.87)%		(1,129,064)
NET ASSETS-100.00%		$23,169,113

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)—(continued)
November 30, 2021
(Unaudited)
Investment Abbreviations:
PIK-Pay-in-Kind

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $17,229,731, which represented 74.37% of the Fund’s Net Assets.
(b)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(c)	All or a portion of this security was out on loan at November 30, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$294,311	$477,710	$(457,901)	$-	$-	$314,120	$9
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	171,432	562,034	(389,813)	-	-	343,653	15*
Invesco Private Prime Fund	400,008	1,047,998	(646,079)	(39)	(32)	801,856	182*
Total	$865,751	$2,087,742	$(1,493,793)	$(39)	$(32)	$1,459,629	$206

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2021, for each Fund (except for BulletShares 2021 Municipal Bond ETF, BulletShares 2022 Municipal Bond ETF, BulletShares 2023 Municipal Bond ETF, BulletShares 2024 Municipal Bond ETF, BulletShares 2025 Municipal Bond ETF, BulletShares 2026 Municipal Bond ETF, BulletShares 2027 Municipal Bond ETF, BulletShares 2028 Municipal Bond ETF, BulletShares 2029 Municipal Bond ETF, BulletShares 2030 Municipal Bond ETF and BulletShares 2031 Municipal Bond ETF). As of November 30, 2021, all of the securities in BulletShares 2021 Municipal Bond ETF, BulletShares 2022 Municipal Bond ETF, BulletShares 2023 Municipal Bond ETF, BulletShares 2024 Municipal Bond ETF, BulletShares 2025 Municipal Bond ETF, BulletShares 2026 Municipal Bond ETF, BulletShares 2027 Municipal Bond ETF, BulletShares 2028 Municipal Bond ETF, BulletShares 2029 Municipal Bond ETF, BulletShares 2030 Municipal Bond ETF and BulletShares 2031 Municipal Bond ETF were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco BulletShares 2021 Corporate Bond ETF
Investments in Securities
U.S. Treasury Securities	$-	$1,199,014,221	$-	$1,199,014,221
U.S. Dollar Denominated Bonds & Notes	-	53,312,351	-	53,312,351
Money Market Funds	19,936,102	-	-	19,936,102
Total Investments	$19,936,102	$1,252,326,572	$-	$1,272,262,674
Invesco BulletShares 2022 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$2,382,559,466	$-	$2,382,559,466
Money Market Funds	10,703,006	65,323,076	-	76,026,082
Total Investments	$10,703,006	$2,447,882,542	$-	$2,458,585,548
Invesco BulletShares 2023 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$2,205,318,845	$-	$2,205,318,845
Money Market Funds	24,166,707	64,060,323	-	88,227,030
Total Investments	$24,166,707	$2,269,379,168	$-	$2,293,545,875
Invesco BulletShares 2024 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,680,512,337	$-	$1,680,512,337
Money Market Funds	12,996,570	62,132,540	-	75,129,110
Total Investments	$12,996,570	$1,742,644,877	$-	$1,755,641,447

	Level 1	Level 2	Level 3	Total
Invesco BulletShares 2025 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,087,068,423	$-	$1,087,068,423
Money Market Funds	4,815,475	59,635,403	-	64,450,878
Total Investments	$4,815,475	$1,146,703,826	$-	$1,151,519,301
Invesco BulletShares 2026 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$636,130,112	$-	$636,130,112
Money Market Funds	2,645,131	67,284,539	-	69,929,670
Total Investments	$2,645,131	$703,414,651	$-	$706,059,782
Invesco BulletShares 2027 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$360,462,101	$-	$360,462,101
Money Market Funds	1,561,187	63,905,756	-	65,466,943
Total Investments	$1,561,187	$424,367,857	$-	$425,929,044
Invesco BulletShares 2028 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$229,545,831	$-	$229,545,831
Money Market Funds	553,568	26,259,965	-	26,813,533
Total Investments	$553,568	$255,805,796	$-	$256,359,364
Invesco BulletShares 2029 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$117,477,859	$-	$117,477,859
Money Market Funds	965,599	6,861,347	-	7,826,946
Total Investments	$965,599	$124,339,206	$-	$125,304,805
Invesco BulletShares 2030 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$31,741,558	$-	$31,741,558
Money Market Funds	56,856	2,813,773	-	2,870,629
Total Investments	$56,856	$34,555,331	$-	$34,612,187
Invesco BulletShares 2031 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$8,671,082	$-	$8,671,082
Money Market Funds	65,782	19,190	-	84,972
Total Investments	$65,782	$8,690,272	$-	$8,756,054
Invesco BulletShares 2021 High Yield Corporate Bond ETF
Investments in Securities
U.S. Treasury Securities	$-	$439,427,714	$-	$439,427,714
Money Market Funds	6,697,685	-	-	6,697,685
Total Investments	$6,697,685	$439,427,714	$-	$446,125,399
Invesco BulletShares 2022 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$888,137,940	$-	$888,137,940
Money Market Funds	21,569,167	96,201,476	-	117,770,643
Total Investments	$21,569,167	$984,339,416	$-	$1,005,908,583
Invesco BulletShares 2023 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$683,313,467	$-	$683,313,467
Money Market Funds	10,782,787	130,083,160	-	140,865,947
Total Investments	$10,782,787	$813,396,627	$-	$824,179,414
Invesco BulletShares 2024 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$393,205,136	$-	$393,205,136
Money Market Funds	12,293,189	102,980,831	-	115,274,020
Total Investments	$12,293,189	$496,185,967	$-	$508,479,156

	Level 1	Level 2	Level 3	Total
Invesco BulletShares 2025 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$299,659,439	$-	$299,659,439
Money Market Funds	1,021,297	67,875,567	-	68,896,864
Total Investments	$1,021,297	$367,535,006	$-	$368,556,303
Invesco BulletShares 2026 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$139,184,614	$-	$139,184,614
Variable Rate Senior Loan Interests	-	-	32,444	32,444
Money Market Funds	2,363,645	32,268,472	-	34,632,117
Total Investments	$2,363,645	$171,453,086	$32,444	$173,849,175
Invesco BulletShares 2027 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$43,997,897	$-	$43,997,897
Money Market Funds	439,399	13,327,860	-	13,767,259
Total Investments	$439,399	$57,325,757	$-	$57,765,156
Invesco BulletShares 2028 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$14,503,322	$-	$14,503,322
Money Market Funds	138,362	1,564,063	-	1,702,425
Total Investments	$138,362	$16,067,385	$-	$16,205,747
Invesco BulletShares 2029 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$4,729,771	$-	$4,729,771
Money Market Funds	39,897	57,234	-	97,131
Total Investments	$39,897	$4,787,005	$-	$4,826,902
Invesco BulletShares 2021 USD Emerging Markets Debt ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$400,586	$-	$400,586
Money Market Funds	9,563,978	-	-	9,563,978
Total Investments	$9,563,978	$400,586	$-	$9,964,564
Invesco BulletShares 2022 USD Emerging Markets Debt ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$42,746,335	$-	$42,746,335
Money Market Funds	597,092	601,887	-	1,198,979
Total Investments	$597,092	$43,348,222	$-	$43,945,314
Invesco BulletShares 2023 USD Emerging Markets Debt ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$33,268,907	$-	$33,268,907
Money Market Funds	280,030	1,658,788	-	1,938,818
Total Investments	$280,030	$34,927,695	$-	$35,207,725
Invesco BulletShares 2024 USD Emerging Markets Debt ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$22,838,548	$-	$22,838,548
Money Market Funds	314,120	1,145,509	-	1,459,629
Total Investments	$314,120	$23,984,057	$-	$24,298,177